UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05518

THE RBB FUND, INC.

(Exact name of registrant as specified in charter)

Bellevue Park Corporate Center

103 Bellevue Parkway

Wilmington, DE 19809

(Address of principal executive offices) (Zip code)

Salvatore Faia

BNY Mellon Investment Servicing (US) Inc.

103 Bellevue Parkway

Wilmington, DE 19809

(Name and address of agent for service)

Registrant’s telephone number, including area code: 302-791-1851

Date of fiscal year end: August 31

Date of reporting period: February 29, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

BEAR STEARNS CUFS® MLP MORTGAGE PORTFOLIO

of

THE RBB FUND, INC.

SEMI-ANNUAL REPORT

February 29, 2012

(Unaudited)

This report is submitted for the general information of the shareholders of the Portfolio. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Portfolio.

BEAR STEARNS CUFS® MLP

MORTGAGE PORTFOLIO

PERFORMANCE DATA

FEBRUARY 29, 2012

(UNAUDITED)

TOTAL RETURNS AS OF FEBRUARY 29, 2012
	Six-Month*	1 Year	Average Annual Total Returns 3 Year	Average Annual Total Returns 5 Year	Average Annual Total Returns Since Inception**
Bear Stearns CUFS® MLP Mortgage Portfolio [1]	1.48%	2.24%	10.85%	1.06%	1.28%
Barclay’s Capital U.S. Treasury Bills 1 to 3 Month Index [2]	0.01%	0.05%	0.11%	1.20%	1.34%
1 Month LIBOR [3]	0.13%	0.24%	0.28%	1.65%	1.81%

Performance quoted is past performance and does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the returns quoted above. Call CUFS® at 1-800-519-CUFS (2837) for returns current to the most recent month-end. The Portfolio’s gross and net annual operating expense ratio, as stated in the most recent prospectus, is 0.88%. The performance data reflects fee waivers and expense reimbursements. The returns would have been lower if these waivers and expense reimbursements were not in effect.

Portfolio composition is subject to change and risk.

*	Not annualized.
**	The inception date of the Portfolio was December 19, 2006.
[1]	Net of fees and expenses.
[2]

The Barclay’s Capital U.S. Treasury Bills 1-3 Month Index includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months and more than 1 month, are rated investment grade, and have $250 million or more of outstanding face value. It is not possible to invest directly in an index.

[3]	The 1-Month LIBOR is a constant maturity index of the London Interbank Offering Rate established to reflect the total return of the 1-Month LIBOR rate. Source: Merrill Lynch.

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MORTGAGE PORTFOLIO

FUND EXPENSE EXAMPLE

(UNAUDITED)

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. The example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 that was invested at the beginning of the period from September 1, 2011 through February 29, 2012, and held for the entire period.

ACTUAL EXPENSES

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if any transactional costs were included, your costs would have been higher.

	BEGINNING ACCOUNT VALUE SEPTEMBER 1, 2011	ENDING ACCOUNT VALUE FEBRUARY 29, 2012	EXPENSES PAID DURING PERIOD*
Actual	$1,000.00	$1,014.76	$4.06
Hypothetical (5% return before expenses)	1,000.00	1,020.84	4.07

*	Expenses are equal to the Portfolio’s annualized six-month expense ratio of 0.81%, which includes waived fees or reimbursed expenses, multiplied by the number of days (182) in the most recent fiscal half-year, then divided by 366 to reflect the one-half year period. The Portfolio’s ending account value on the first line is based on the actual six-month total return of 1.48%.

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MORTGAGE PORTFOLIO

PORTFOLIO HOLDINGS SUMMARY TABLE

FEBRUARY 29, 2012

(UNAUDITED)

The following table presents a summary by security type of the portfolio holdings of the Fund:

SECURITY TYPE/INDUSTRY CLASSIFICATION	% OF NET ASSETS	VALUE
GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES	60.9%	$75,070,238
COLLATERALIZED MORTGAGE OBLIGATIONS	31.4	38,661,257
MORTGAGE DERIVATIVES	8.2	10,070,340
SHORT TERM OBLIGATIONS	0.1	169,998
TBA SALE COMMITMENTS	(5.2)	(6,392,813)
OTHER ASSETS IN EXCESS OF LIABILITIES	4.6	5,637,136

NET ASSETS	100.0%	$123,216,156

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

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PORTFOLIO OF INVESTMENTS

FEBRUARY 29, 2012 (UNAUDITED)

	MOODY’S/ S&P (b)	PAR (000’S)	MARKET VALUE
GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES—60.9%
FEDERAL HOME LOAN MORTGAGE CORPORATION—16.3%
5.000% 05/01/18	Aaa/AA+	$645	$690,929
5.000% 09/01/19	Aaa/AA+	926	999,586
5.000% 09/01/20	Aaa/AA+	745	803,973
4.500% 11/01/20	Aaa/AA+	591	633,380
4.500% 06/01/21	Aaa/AA+	832	892,401
4.500% 12/01/21	Aaa/AA+	801	859,349
4.500% 08/01/22	Aaa/AA+	1,491	1,598,841
4.500% 08/01/22	Aaa/AA+	1,215	1,303,286
5.000% 03/01/23	Aaa/AA+	298	325,267
5.000% 04/01/23	Aaa/AA+	646	706,209
5.000% 10/01/23	Aaa/AA+	2,507	2,741,341
5.000% 04/01/25	Aaa/AA+	2,181	2,379,197
5.000% 03/01/26	Aaa/AA+	551	601,544
2.521% 08/01/36 (a)	Aaa/AA+	1,543	1,644,820
2.450% 09/01/36 (a)	Aaa/AA+	688	734,157
2.480% 11/01/36 (a)	Aaa/AA+	1,243	1,313,276
5.634% 08/01/37 (a)	Aaa/AA+	1,712	1,828,421

			20,055,977

FEDERAL NATIONAL MORTGAGE ASSOCIATION—40.2%
5.000% 06/01/18	Aaa/AA+	833	901,553
5.000% 02/01/19	Aaa/AA+	1,002	1,084,153
5.000% 04/01/19	Aaa/AA+	666	721,203
5.000% 07/01/19	Aaa/AA+	964	1,052,933
4.500% 03/01/20	Aaa/AA+	1,585	1,702,903
5.000% 04/01/21	Aaa/AA+	727	786,659
5.000% 06/01/23	Aaa/AA+	353	387,203
4.500% 10/01/23	Aaa/AA+	7,450	8,077,923
5.000% 03/01/25	Aaa/AA+	992	1,084,825
5.000% 09/01/25	Aaa/AA+	2,102	2,291,065
5.000% 11/01/25	Aaa/AA+	677	737,780
5.000% 06/01/27	Aaa/AA+	375	407,809
2.064% 12/01/34 (a)	Aaa/AA+	2,882	3,027,707
2.380% 10/01/36 (a)	Aaa/AA+	346	368,711
2.535% 10/01/36 (a)	Aaa/AA+	639	684,411
3.399% 12/01/36 (a)	Aaa/AA+	378	383,506
5.500% 12/01/36	Aaa/AA+	182	199,657
5.534% 09/01/37 (a)	Aaa/AA+	1,046	1,117,448
5.500% 07/01/39	Aaa/AA+	4,899	5,369,260
4.500% 04/01/40	Aaa/AA+	7,151	7,626,570
4.000% 03/01/42 TBA	Aaa/AA+	11,000	11,574,062

			49,587,341

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION—4.4%
4.000% 05/20/26	Aaa/AA+	5,034	5,426,920

TOTAL GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (COST $72,713,636)			75,070,238

	MOODY’S/ S&P (b)		PAR (000’S)	MARKET VALUE
MORTGAGE DERIVATIVES—8.2%
FANNIE MAE (IO)—6.4%
4.500% 12/01/18	Aaa/AA+		$2,604	$206,920
4.500% 01/01/19	Aaa/AA+		2,562	202,396
4.500% 03/01/20	Aaa/AA+		1,062	92,018
4.500% 03/01/20	Aaa/AA+		1,097	96,128
5.500% 05/25/23	Aaa/AA+		739	89,489
5.500% 12/25/24	Aaa/AA+		2,417	202,505
5.500% 10/25/31	Aaa/AA+		7,715	524,404
6.906% 02/25/32 (a)	Aaa/AA+		1,727	122,836
7.606% 04/25/32 (a)	Aaa/AA+		1,577	254,535
6.806% 09/25/32 (a)	Aaa/AA+		2,092	188,710
5.000% 10/01/33	Aaa/AA+		4,724	568,407
5.000% 12/01/33 (a)	Aaa/AA+		905	118,072
5.000% 12/01/33	Aaa/AA+		1,480	173,282
5.000% 07/25/34	Aaa/AA+		1,373	193,709
6.456% 01/25/35 (a)	Aaa/AA+		10,155	1,843,233
5.500% 04/01/36	Aaa/AA+		3,040	420,608
5.500% 04/01/36	Aaa/AA+		4,590	616,960
7.056% 08/25/36 (a)	Aaa/AA+		2,872	531,081
6.366% 09/25/36 (a)	Aaa/AA+		16,570	907,946
5.000% 10/01/36	Aaa/AA+		3,466	501,398

				7,854,637

FREDDIE MAC (IO)—1.1%
6.237% 06/15/36 (a)	Aaa/AA+		1,750	266,960
6.332% 09/15/36 (a)	Aaa/AA+		3,308	547,851
6.402% 11/15/36 (a)	Aaa/AA+		3,284	538,296

				1,353,107

NON-AGENCY (IO)—0.7%
CWALT Series 2006-43CB (b)
6.000% 02/25/37	C	(e)	4,653	862,596

TOTAL MORTGAGE DERIVATIVES (COST $10,357,193)				10,070,340

COLLATERALIZED MORTGAGE OBLIGATIONS—31.4%
Banc of America Mortgage Securities, Inc.
Series 2005-H (a) (b)
2.755% 09/25/35	CC/CCC		2,000	1,460,216
Banc of America Mortgage Securities, Inc.
Series 2006-B (a)
2.299% 10/20/46	CCC		2,139	990,081
Banc of America Mortgage Securities, Inc.
Series 2007-3 (b)
6.000% 09/25/37	C/CCC		2,630	2,337,295
Citigroup Mortgage Loan Trust, Inc.
Series 2007-AR8 (a)
5.165% 07/25/37	Caa3/D		2,428	1,551,491

The accompanying notes are an integral part of the financial statements.

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MORTGAGE PORTFOLIO

PORTFOLIO OF INVESTMENTS (CONTINUED)

FEBRUARY 29, 2012 (UNAUDITED)

	MOODY’S/ S&P (b)	PAR (000’S)	MARKET VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS—(CONTINUED)
Countrywide Asset-Backed Certificates
Series 2004-AB2 (a)
0.844% 05/25/36	C/B-	$500	$60,640
CWALT Series 2006-43CB (b)
6.000% 02/25/37	D/D	509	346,699
CWALT Series 2006-J2, A3
6.000% 04/25/36	Caa3/D	3,534	2,643,977
CWALT Series 2007-2CB
5.750% 03/25/37	C/D	1,037	15,486
CWALT Series 2007-J2 (b)
6.000% 07/25/37	Caa3/C	1,162	908,371
Fannie Mae REMICS
Series 2005-25 (a)
0.594% 04/25/35	Aaa/AA+	1,401	1,397,871
First Horizon Asset Securities, Inc.
Series 2006-AR1 (a) (b)
2.604% 05/25/36	C/CC	2,367	479,378
Freddie Mac REMICS
Series 2590
5.000% 03/15/18	Aaa/AA+	5,000	5,403,116
Freddie Mac REMICS
Series 2752 (a)
0.599% 12/15/30	Aaa/AA+	129	129,142
Freddie Mac REMICS
Series 2992, Class JP
4.750% 06/15/35	Aaa/AA+	2,294	2,455,339
Ginnie Mae
Series 2009-103
4.500% 02/20/36	Aaa/AA+	3,714	3,901,111
Ginnie Mae
Series 2009-61
4.500% 03/20/34	Aaa/AA+	4,955	5,143,653
Ginnie Mae
Series 2009-65
5.500% 07/20/39	Aaa/AA+	2,001	2,186,989
JPMorgan Mortgage Trust
Series 2005-A4 (a) (c)
5.062% 07/25/35	Ba1/BBB-	467	437,036
JPMorgan Mortgage Trust
Series 2005-A6 (a) (b) (c)
2.766% 08/25/35	B/B	455	397,855
Residential Asset Securitiation Trust
Series 2007-A5
6.000% 05/25/37	Caa2/CCC	1,000	756,449
Residential Funding Mortgage Securities I
Series 2006-SA4 (a)
3.707% 11/25/36	Caa3/D	3,691	2,571,810
Washington Mutual, Inc.
Series 2007-HY3 (a) (b)
2.613% 03/25/37	D/D	668	12,531

	MOODY’S/ S&P (b)	PAR (000’S)	MARKET VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS—(CONTINUED)
Washington Mutual, Inc.
Series 2007-HY4 (a) (b)
4.856% 04/25/37	CCC/C	$2,511	$1,720,350
Wells Fargo Mortgage Backed Securities Trust
Series 2007-10 (b)
6.250% 07/25/37	B2/CCC	1,430	1,354,371

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $49,169,077)			38,661,257

SHORT TERM OBLIGATIONS—0.1%
U.S. TREASURY BILL—0.1%
U.S. Treasury Bill (d) (f)
0.005% 03/15/12	Aaa/AA+	170	169,998

TOTAL SHORT TERM OBLIGATIONS (COST $170,000)			169,998

TOTAL INVESTMENTS—100.6% (COST $132,409,906)			123,971,833

TBA SALE COMMITMENTS—(5.2)%
FANNIE MAE—(5.2)%
4.500% 03/01/42 TBA	Aaa/AA+	(6,000)	(6,392,813)

TOTAL TBA SALE COMMITMENTS (PROCEEDS $6,396,563)			(6,392,813)

OTHER ASSETS IN EXCESS OF LIABILITIES (g)—4.6%			5,637,136

NET ASSETS—100.0%			$123,216,156

CWALT Countrywide Alternative Loan Trust

IO	Interest Only
TBA	To Be Announced
(a)	Adjustable rate security. Interest rate varies due to interest rate fluctuations, or, in the case of certain asset-backed securities, interest payment shortfalls.
(b)	Where Moody’s and S&P’s rating is not available, Fitch rating is substituted, if available.
(c)	Security was purchased prior to the Portfolio’s affiliation with JPMorgan Chase & Co.
(d)	Rate represents the yield at the time of purchase.
(e)	Not rated by Moody’s or S&P, Fitch rating is substituted.

The accompanying notes are an integral part of the financial statements.

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PORTFOLIO OF INVESTMENTS (CONCLUDED)

FEBRUARY 29, 2012 (UNAUDITED)

(f) All or a portion of the security held as collateral for the following Futures contracts open at February 29, 2012:

NUMBER OF CONTRACTS	TYPE	EXPIRATION MONTH	VALUE AT TRADE DATE	VALUE AT 02/29/2012	UNREALIZED APPRECIATION (DEPRECIATION)*
Long Positions:
	U.S. Treasury
90	10 Year Note	06/2012	$11,778,263	$11,785,781	$7,518
Short Positions:
	U.S. Treasury
26	2 Year Note	06/2012	5,725,750	5,726,094	344
	U.S. Treasury
46	5 Year Note	06/2012	5,667,454	5,665,906	(1,548)

					$6,314

(g) Assets in excess of other liabilities include interest rate swaps as follows:

COUNTERPARTY	TERMINATION DATE	NOTIONAL AMOUNT (000)	FIXED RATE	FLOATING RATE	VALUE AT 02/29/2012	UNREALIZED EPRECIATION*
Deutsche Bank**	09/17/2013	$20,000	4.520%	3 MONTH LIBOR	$(1,617,747)	$(1,617,747)

*	Primary risk exposure is interest rate contracts.
**	Portfolio pays the fixed rate and receives the floating rate.

The accompanying notes are an integral part of the financial statements.

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STATEMENT OF ASSETS AND LIABILITIES

FEBRUARY 29, 2012

(UNAUDITED)

ASSETS
Investments, at value†	$123,971,833
Cash	10,695,722
Segregated cash	1,751,492
Receivables
Investments sold	6,401,572
Dividends and interest	453,614
Prepaid expenses and other assets	24,759

Total assets	143,298,992

LIABILITIES
TBA sale commitments, at value††	6,392,813
Unrealized depreciation on swap agreements*	1,617,747
Payables
Investments purchased	11,598,672
Distributions to shareholders	326,299
Investment adviser	46,738
Variation margin due to broker	27,688
Other accrued expenses and liabilities	72,879

Total liabilities	20,082,836

Net Assets	$123,216,156

NET ASSETS CONSIST OF:
Par value	$15,085
Paid-in capital	150,314,189
Distributions in excess of net investment income	(101,596)
Accumulated net realized loss from investments, futures transactions, TBA sale commitments, and swap agreements	(16,965,766)
Net unrealized depreciation from investments, futures transactions, TBA sale commitments, and swap agreements	(10,045,756)

Net Assets	$123,216,156

Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	15,085,138

Net asset value, offering and redemption price per share	$8.17

†Investment in securities, at cost	$132,409,906
†† TBA sale commitments, proceeds	$6,396,563

*	Primary risk exposure is interest rate contracts.

The accompanying notes are an integral part of the financial statements.

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MORTGAGE PORTFOLIO

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED FEBRUARY 29, 2012

(UNAUDITED)

INVESTMENT INCOME
Interest	$2,504,565

Total investment income	2,504,565

EXPENSES
Advisory fees	293,523
Administration and accounting fees	89,981
Audit fees	26,246
Transfer agent fees	20,224
Legal fees	20,219
Custodian fees	13,298
Directors’ and officers’ fees	11,048
Registration and filing fees	7,394
Insurance	5,227
Printing and shareholder reporting fees	4,894
Other expenses	3,296

Total expenses	495,350

Net investment income	2,009,215

NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS, FUTURES TRANSACTIONS, TBA SALE COMMITMENTS, AND SWAP AGREEMENTS
Net realized gain/(loss) from:
Investments	(5,351,633)
Futures*	75,937
TBA sale commitments	(252,226)
Swap agreements*	(426,522)

Total realized gain/(loss) from investments, futures transactions, TBA sale commitments, and swap agreements	(5,954,444)

Net change in unrealized appreciation/(depreciation) on:
Investments	5,303,538
Futures*	(6,082)
TBA sale commitments	22,499
Swap agreements*	424,368

Total net changes in unrealized appreciation/(depreciation) on investments, futures transactions, TBA sale commitments, and swap agreements	5,744,323

Net realized and unrealized gain/(loss) on investments, futures transactions, TBA sale commitments, and swap agreements	(210,121)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,799,094

*	Primary risk exposure is interest rate contracts.

The accompanying notes are an integral part of the financial statements.

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STATEMENTS OF CHANGES IN NET ASSETS

	FOR THE SIX MONTHS ENDED FEBRUARY 29, 2012 (UNAUDITED)	FOR THE YEAR ENDED AUGUST 31, 2011
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$2,009,215	$4,536,381
Net realized gain/(loss) from investments, futures transactions, TBA sale commitments, and swap agreements	(5,954,444)	(9,503,292)
Net change in unrealized appreciation from investments, futures transactions, TBA sale commitments, and swap agreements	5,744,323	10,743,576

Net increase in net assets resulting from operations	1,799,094	5,776,665

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(2,108,451)	(4,317,073)

Net decrease in net assets from dividends and distributions to shareholders	(2,108,451)	(4,317,073)

Total increase/(decrease) in net assets	(309,357)	1,459,592
NET ASSETS:
Beginning of period	123,525,513	122,065,921

End of period	$123,216,156	$123,525,513

Distributions in excess of net investment income, end of period	$(101,596)	$(2,360)

The accompanying notes are an integral part of the financial statements.

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FINANCIAL HIGHLIGHTS

Contained below is per share operating performance data for a share outstanding during each period, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	FOR THE SIX MONTHS ENDED FEBRUARY 29, 2012 (UNAUDITED)		FOR THE YEAR ENDED AUGUST 31, 2011	FOR THE YEAR ENDED AUGUST 31, 2010	FOR THE YEAR ENDED AUGUST 31, 2009	FOR THE YEAR ENDED AUGUST 31, 2008	FOR THE PERIOD DECEMBER 19, 2006* TO AUGUST 31, 2007
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$8.19		$8.09	$7.67	$8.93	$9.92	$10.00

Net investment income	0.13		0.30	0.29	0.54	0.54	0.38
Net realized and unrealized gain/ (loss) on investments, futures transactions, TBA sale commitments, swap agreements and options	(0.01)		0.09	0.54	(1.28)	(0.98)	(0.08)

Net increase/(decrease) in net assets resulting from operations	0.12		0.39	0.83	(0.74)	(0.44)	0.30

Dividends to shareholders from:
Net investment income	(0.14)		(0.29)	(0.41)	(0.52)	(0.55)	(0.38)

Net asset value, end of period	$8.17		$8.19	$8.09	$7.67	$8.93	$9.92

Total investment return(1)	1.48	%(2)	4.81%	10.96%	(7.82)%	(4.76)%	3.10	%(2)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000’s omitted)	$123,216		$123,526	$122,066	$114,440	$129,888	$161,278
Ratio of expenses to average net assets with waivers and expense reimbursements (excluding interest expense)	0.81	%(3)	0.87%	0.78%	0.60%	0.60%	0.60	%(3)
Ratio of expenses to average net assets with waivers and expense reimbursements (including interest expense)	0.81	%(3)	0.87%	0.78%	0.60%	0.60%	0.78	%(3)
Ratio of expenses to average net assets without waivers and expense reimbursements (including interest expense)	0.81	%(3)	0.87%	0.86%	0.88%	0.80%	0.95	%(3)
Ratio of net investment income to average net assets	3.29	%(3)	3.66%	3.63%	7.30%	5.56%	5.58	%(3)
Portfolio turnover rate(4)	110.23	%(2)	113.51%	180.05%	410.52%	190.88%	259.47	%(2)

*	Commencement of operations.
(1)

Total investment return is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(2)	Not annualized.
(3)	Annualized.
(4)

The portfolio turnover rate excluding TBA transactions (see Note 1 in Notes to the Financial Statements) is 2.07% for the six months ended February 29, 2012, 22.94% for the year ended August 31, 2011, 42.09% for the year ended August 31, 2010, 35.58% for the year ended August 31, 2009, 32.83% for the year ended August 31, 2008 and 125.15% for the period December 19, 2006 to August 31, 2007, respectively.

The accompanying notes are an integral part of the financial statements.

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MORTGAGE PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

FEBRUARY 29, 2012 (UNAUDITED)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as an open-end management investment company. RBB is a “series fund,” which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the Investment Company Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has nineteen active investment portfolios, including the Bear Stearns CUFS® MLP Mortgage Portfolio (the “Portfolio”), which commenced investment operations on December 19, 2006.

RBB has authorized capital of one hundred billion shares of common stock of which 80.373 billion shares are currently classified into one hundred and forty classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio.

On April 5, 2010, the Board of Directors of the Company (the “Board”) approved a plan of liquidation and termination providing for the liquidation of the Portfolio on or about April 30, 2010 (the “Liquidation”). Effective April 6, 2010, new account requests and purchase orders for the Portfolio’s shares were no longer permissible and daily dividends were suspended. Subsequently, at the unanimous request of the shareholders of the Portfolio, the Board postponed indefinitely the Liquidation of the Portfolio while other options with regards to the Portfolio are explored. Daily dividends have resumed; however, the Portfolio remains closed to new investments.

In the event that a shareholder of the Portfolio requests a redemption of all or any portion of the shares in the Portfolio held by it, the Board has approved the liquidation of the Portfolio within no more than seven (7) days after the date of such redemption request in order not to disadvantage the Portfolio’s remaining shareholders.

PORTFOLIO VALUATION — The Portfolio’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. These fixed income securities are valued by pricing services approved by the Board based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may materially vary from the actual amounts realized upon sale of the securities, and the potential material variation may be greater for those securities valued using fundamental analysis. Fixed income securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Investments in other open-end investment companies, if held, are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If price quotes are unavailable or deemed unreliable, securities will be fair valued in accordance with procedures adopted by the Company’s Board. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements — The inputs and valuations techniques used to measure fair value of the Portfolio’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1	—	quoted prices in active markets for identical securities;

•	Level 2	—	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3	—	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments).

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MORTGAGE PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 29, 2012 (UNAUDITED)

The following is a summary of the inputs used, as of February 29, 2012, in valuing the Portfolio’s investments carried at fair value:

	TOTAL MARKET VALUE AT FEBRUARY 29, 2012	LEVEL 1 QUOTED PRICE	LEVEL 2 SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT UNOBSERVABLE INPUTS
GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES	$75,070,238	$—	$75,070,238	$—
MORTGAGE DERIVATIVES	10,070,340	—	10,070,340	—
COLLATERALIZED MORTGAGE OBLIGATIONS	38,661,257	—	38,661,257	—
SHORT TERM OBLIGATIONS	169,998	—	169,998	—
ASSET DERIVATIVES
INTEREST RATE CONTRACTS***	7,862	7,862	—	—

TOTAL ASSETS	$123,979,695	$7,862	$123,971,833	$—

	TOTAL MARKET VALUE AT FEBRUARY 29, 2012	LEVEL 1 QUOTED PRICE	LEVEL 2 SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT UNOBSERVABLE INPUTS
TBA SALE COMMITMENTS	$(6,392,813)	$—	$(6,392,813)	$—
LIABILITY DERIVATIVES
INTEREST RATE CONTRACTS***	(1,619,295)	(1,548)	(1,617,747)	—

TOTAL LIABILITIES	$(8,012,108)	$(1,548)	$(8,010,560)	$—

***	Interest rate contracts include open futures contracts and swap contracts.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Portfolio’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Portfolio may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For the six months ended February 29, 2012, there were no transfers between Levels 1, 2 and 3 for the Portfolio.

USE OF ESTIMATES — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and these differences could be significant.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES — The Portfolio records security transactions based on trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income is accrued when earned. Paydown gains and losses on mortgage and asset-backed securities are presented as an adjustment to interest income. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Portfolio estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. The Portfolio’s investment income, expenses and unrealized and realized gains and losses are allocated daily. Expenses incurred for all of the RBB funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of RBB, or in such other manner as the Board deems fair or equitable. Expenses and fees, including investment advisory and administration fees are accrued daily and taken into account for the purpose of determining the net asset value of the Portfolio.

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MORTGAGE PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 29, 2012 (UNAUDITED)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income are declared daily and paid monthly. Distributions from net realized capital gains, if any, are declared and paid at least annually to shareholders and recorded on ex-date for the Portfolio. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from generally accepted accounting principles in the United States of America (“U.S. GAAP”).

U.S. TAX STATUS — No provision is made for U.S. income taxes as it is the Portfolio’s intention to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

CASH AND CASH EQUIVALENTS — The Portfolio considers liquid assets deposited into a bank demand deposit account to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Portfolio expenses or purchase investments. Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

OTHER — In the normal course of business, the Portfolio may enter into contracts that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is dependent on claims that may be made against the Portfolio in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

MORTGAGE-RELATED SECURITIES — The Portfolio may invest in mortgage pass-through securities and multiple-class pass-through securities, such as collateralized mortgage obligations (“CMOs”) and Real Estate Mortgage Investment Conduit (“REMIC”) pass-through or participation certificates as well as other securities collateralized by or representing a direct or indirect interest in mortgage-related securities or mortgage loans. The Portfolio may also invest in certain stripped mortgage-backed securities. Some of these securities may contain “embedded leverage” which can make them more sensitive to small movements in interest rates.

The types of mortgage-related securities in which the Portfolio may invest include: mortgage pass-through securities, including CMOs and REMICs, which may or may not be U.S. Government guaranteed, privately issued mortgage-related securities, stripped mortgage-backed securities, including interest only (“IO”) or principal only (“PO”) class securities, and floating rate and inverse floating rate securities. Stripped mortgage-backed securities represent a participation in, or are secured by and payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. Payments received for IOs and POs are used to reduce the cost of the security. Payments in excess of cost are recognized as interest income on the Statement of Operations based on a security’s yield to maturity. If the underlying mortgage assets experience greater than anticipated payments of principal, the Portfolio may fail to recoup some or all of its initial investment in IO securities. For PO securities, accelerated payments of principal will cause a faster than anticipated return of the initial investment resulting in an increased yield to maturity for the security. The market value of these securities is highly sensitive to changes in interest rates.

The Portfolio is subject to risks associated with securities with contractual cash flows including mortgage related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities, including some securities that are backed by sub-prime mortgages. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. A significant portion of the Portfolio’s investments are comprised of mortgage related securities, including some securities that are backed by sub-prime mortgages.

TBA COMMITMENTS — The Portfolio may purchase securities on a to-be-announced (“TBA”) basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that their value at delivery may be more or less than the trade date purchase price. Although the Portfolio may purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, the Portfolio may dispose of when-issued securities or forward commitments prior to settlement if the Adviser deems it appropriate.

MORTGAGE DOLLAR ROLLS – The Portfolio can enter into dollar roll transactions, pursuant to which it sells a mortgage-backed TBA or security and simultaneously purchases a similar, but not identical, TBA with the same issuer, rate and terms. The Portfolio may execute a “roll” to obtain better underlying mortgage securities or to increase yield. The Portfolio accounts for dollar roll transactions as purchases and sales, which has the effect of increasing its portfolio turnover rates. Risks associated with dollar rolls are that actual mortgages received by the Portfolio may be less favorable than those anticipated or that counterparties may fail to perform under the terms of the contracts. For the six months ended February 29, 2012, the Portfolio did not enter into any dollar roll transactions.

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MORTGAGE PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 29, 2012 (UNAUDITED)

FINANCIAL FUTURES CONTRACTS — The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. The Portfolio may enter into futures contracts to hedge against changes in interest rates and securities prices, or to otherwise manage its term structure, sector selections and duration. Upon entering into a futures contract, the Portfolio is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by the Portfolio each day, depending on the daily fluctuation of the value of the contract. The daily changes in the contract are recorded as unrealized gain or loss. The Portfolio recognizes a realized gain or loss when the contract is closed.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Portfolio could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. For the six months ended February 29, 2012, the Portfolio’s average volume of futures contracts is 53 for long position contracts and 122 for short position contracts.

OPTIONS CONTRACTS — The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. The Portfolio may write covered call and put options on futures, or securities it owns or in which it may invest. Writing put options tends to increase the Portfolio’s exposure to the underlying instrument. When the Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statement of Assets and Liabilities. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such on the Statement of Assets and Liabilities. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future or security transaction to determine the realized gain or loss. The Portfolio, as a writer of an option, has no control over whether the underlying future or security may be sold (call) or purchased (put), and as a result bears the market risk of an unfavorable change in the price of the future or security underlying the written option. The Portfolio may not be able to enter into a closing transaction because of an illiquid market.

The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio’s exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio’s exposure to the underlying instrument. The Portfolio pays a premium which is included in the Portfolio’s Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options that expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future or security transaction to determine the realized gain or loss.

SWAP AGREEMENTS — The Portfolio is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. The Portfolio may invest in swap agreements for the purpose of hedging against changes in interest rates. Swap agreements involve the exchange by the Portfolio with another party of their respective commitments to pay or receive interest with respect to a notional amount of principal. Swaps are marked to market daily based upon quotations from independent market makers and the change, if any, is recorded as unrealized gain or loss in the statement of operations. Net payments of interest are recorded as realized gain or loss. Cash in the amount of $1,751,492 held as collateral for swap agreements is classified as segregated cash on the Portfolio’s Statement of Assets and Liabilities.

The Portfolio is also subject to counterparty credit risk, which is the risk that a counterparty fails to perform on agreements with the Portfolio such as swap contracts, option contracts, and TBA securities.

The Portfolio is party to various derivative contracts governed by International Swaps and Derivatives Association Master Agreements (ISDA agreements). The Portfolio’s ISDA agreements, which are separately negotiated with each dealer counterparty, typically contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Portfolio in the event the Portfolio’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. Such rights often include the ability to terminate (i.e., close out) open contracts at prices which may favor the counterparty, which could have an adverse impact on the Portfolio. For open swap contracts, see the Portfolio of Investments, which is also indicative of activity for the six months ended February 29, 2012.

REPURCHASE AGREEMENTS — Money market instruments may be purchased subject to the seller’s agreement to repurchase them at an agreed-upon date and price. The seller will be required on a daily basis to maintain the value of the securities as collateral, subject to the agreement at not less than the repurchase price plus accrued interest. If the value of the collateral falls below this amount, the Portfolio will require the seller to deposit additional collateral by the next Portfolio

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MORTGAGE PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 29, 2012 (UNAUDITED)

business day. In the event that the seller under the agreement defaults on its repurchase obligation or fails to deposit sufficient collateral, the Portfolio has the contractual right, subject to the requirements of applicable bankruptcy and insolvency laws, to sell the underlying securities and may claim any resulting loss from the seller. The agreements are conditioned upon the collateral being deposited under the Federal Reserve Book Entry System or with the Portfolio’s custodian or a third party sub-custodian.

2.	INVESTMENT ADVISER AND OTHER SERVICES

Bear Stearns Asset Management Inc. (“BSAM” or the “Adviser”), an indirect wholly-owned subsidiary of JPMorgan Chase & Co., serves as investment adviser to the Portfolio pursuant to an investment advisory agreement with the Company (the “Advisory Agreement”). For its services, the Adviser is paid a monthly fee at the annual rate of 0.48% of the Portfolio’s average daily net assets. For the six months ended February 29, 2012, investment advisory fees were $293,523.

BNY Mellon Investment Servicing (US) Inc., (“BNY Mellon”) serves as administrator for the Portfolio. For providing administration and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Portfolio’s average daily net assets, subject to certain minimum monthly fees.

Included in the administration and accounting fees, are fees for providing regulatory administration services to RBB. For providing these services, BNY Mellon is entitled to receive compensation as agreed to by the Company and BNY Mellon. This fee is allocated to each portfolio in proportion to its net assets of the Company.

For providing transfer agent services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Portfolio’s average daily net assets, subject to certain minimum monthly fees.

The Bank of New York Mellon (the “Custodian”) provides certain custodial services to the Portfolio. The Custodian is entitled to receive a monthly fee equal to an annual percentage rate of the Portfolio’s average daily net assets, subject to certain minimum monthly fees.

BNY Mellon Distributors LLC (formerly known as BNY Mellon Distributors, Inc.) serves as the principal underwriter and distributor of the Portfolio’s shares pursuant to a Distribution Agreement with RBB.

3.	DIRECTOR COMPENSATION

The Directors of the Company receive an annual retainer, meeting fees and reimbursement of out of pocket expenses for meetings attended. The remuneration paid to the Directors by the Portfolio during the six months ended February 29, 2012 was $7,975. Certain employees of BNY Mellon are Officers of the Company. They are not compensated by the Portfolio or the Company.

4.	INVESTMENT IN SECURITIES

For the six months ended February 29, 2012, aggregate purchases and sales of investment securities (excluding short-term investments and including TBA securities) of the Portfolio were as follows:

	PURCHASES	SALES
Investments in U.S. Government Securities	$158,001,251	$187,869,053
Investments in Non-U.S. Government Securities	—	8,661,925

5.	CAPITAL STOCK TRANSACTIONS

As of February 29, 2012, the Portfolio had individual shareholder accounts, which individually amounted to more than 10% of the total shares outstanding of the Portfolio as detailed below.

% OF SHARES OUTSTANDING	NUMBER OF ACCOUNTS
100%	5

Significant shareholder transactions, if any, may impact the Portfolio’s performance.

6.	FEDERAL INCOME TAX INFORMATION

The Portfolio has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Portfolio has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Portfolio is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

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MORTGAGE PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 29, 2012 (UNAUDITED)

As of February 29, 2012, federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Portfolio were as follows:

FEDERAL TAX COST	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET UNREALIZED DEPRECIATION
$ 132,409,906	$4,567,333	$(13,005,406)	$(8,438,073)

Distributions to shareholders from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

As of August 31, 2011, the components of distributable earnings on a tax basis were as follows:

UNDISTRIBUTED ORDINARY INCOME	UNDISTRIBUTED LONG-TERM GAINS
$ 445,413	$—

The difference between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term capital gains are reported as ordinary income dividends for federal income tax purposes.

The federal income tax character of dividends and distributions paid during the last fiscal year end was as follows:

AUGUST 31, 2011
Ordinary income	$4,317,073
Long-term capital gains	—

Dividends from net investment income and short-term capital gains are treated as ordinary income dividends for federal income tax purposes.

For federal income tax purposes, capital loss carryforwards are available to offset future capital gains. As of August 31, 2011, the Portfolio had a capital loss carryforward of $2,070,905 which will expire as follows:

August 31, 2019	$688,096
August 31, 2018	$67,305
August 31, 2016	$832,226
August 31, 2015	$483,278

Under federal tax law, foreign currency and capital losses realized after October 31 may be deferred and treated as having arisen on the first day of the following fiscal year. For the year ended August 31, 2011, the Portfolio deferred post-October capital losses of $8,911,146.

On December 22, 2010, President Obama signed into law the Regulated Investment Company Modernization Act of 2010 (the “Act”). The Act updates certain tax rules applicable to regulated investment companies (“RICs”). The various provisions of the Act will generally be effective for RICs with taxable years beginning after December 22, 2010. Additional information regarding the impact of the Act on the Portfolio, if any, will be contained within the relevant sections of the notes to the financial statements for the fiscal year ending August 31, 2012.

7.	SIGNIFICANT RISKS

CREDIT/DEFAULT RISK – The risk that the credit rating of an issuer or guarantor of a security may be lowered or that an issuer or guarantor of a security or the counterparty to a derivative contract or repurchase agreement may default on its payment obligations.

MARKET RISK – The risk that the market price of securities owned by the Portfolio may go up or down, sometimes rapidly or unpredictably depending solely on the market conditions of supply and demand. In such a market, the value of such securities and the Portfolio’s share price may change dramatically. The value of a security may decline due to general market

16

BEAR STEARNS CUFS® MLP

MORTGAGE PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

FEBRUARY 29, 2012 (UNAUDITED)

conditions that are not specifically related to a particular issuer such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest rates or adverse investor sentiment generally. The value of a security also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. The Portfolio’s share price or yield may be adversely impacted by market risk.

8.	NEW ACCOUNTING PRONOUNCEMENT

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. Management is currently evaluating the implications of ASU No. 2011-04 and its impact on the financial statements.

In December 2011, FASB issued ASU No. 2011-11, “Disclosures about Offsetting Assets and Liabilities”. ASU No. 2011-11 requires disclosures to make financial statements that are prepared under U.S. GAAP more comparable to those prepared under IFRS’s. The new disclosure requirements mandate that entities disclose both gross and net information about instruments and transactions eligible for offset in the statement of assets and liabilities as well as instruments and transactions subject to an agreement similar to a master netting arrangement. In addition, ASU No. 2011-11 requires disclosure of collateral received and posted in connection with master netting agreements or similar arrangements. New disclosures are required for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is evaluating the impact of ASU No. 2011-11 on the financial statements and disclosures.

9.	SUBSEQUENT EVENT

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there was the following subsequent events:

The Bank of New York Mellon Corporation announced on November 28, 2011 that it had agreed to sell BNY Mellon Distributors LLC (the “Distributor”) and its four subsidiaries to Foreside Distributors, LLC, a subsidiary of Foreside Financial Group, LLC (the “Transaction”). The Transaction closed on March 31, 2012. Upon the closing of the Transaction, the Distributor became an indirect, wholly owned subsidiary of Foreside Financial Group, LLC and was renamed Foreside Funds Distributors LLC effective April 1, 2012.

On April 10, 2012, the Board approved a new plan of liquidation and termination (the “Plan”) providing for the liquidation of the Portfolio on or about May 11, 2012 (or such earlier or later date as the officers of the Company upon the advice of counsel to the Company shall deem advisable), subject to approval of the Plan by the shareholders of the Portfolio. On April 11, 2012, shareholders of the Portfolio approved the Plan. Subsequently, the officers of the Company determined to liquidate the portfolio on or about May 30, 2012.

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BEAR STEARNS CUFS® MLP

MORTGAGE PORTFOLIO

OTHER INFORMATION

(UNAUDITED)

PROXY VOTING

Policies and procedures that the Portfolio uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Portfolio voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling Bear Stearns CUFS® MLP Mortgage Portfolio at (800) 519-CUFS (2837) and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULES

The Company will file its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) on Form N-Q. The Company’s Form N-Q will be available on the SEC website at http://www.sec.gov and may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information on the operation of the SEC Public Reference Room may be obtained by calling (202) 551-8090.

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BEAR STEARNS CUFS® MLP

MORTGAGE PORTFOLIO

INVESTMENT ADVISER

Bear Stearns Asset Management

c/o J.P. Morgan Asset Management

270 Park Avenue

New York, NY 10017

ADMINISTRATOR

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, DE 19809

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

PRINCIPAL UNDERWRITER

Foreside Funds Distributors LLC

400 Berwyn Park

899 Cassatt Road

Berwyn, PA 19312

CUSTODIAN

The Bank of New York Mellon

One Wall Street

New York, NY 10286

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP

Two Commerce Square, Suite 1700

2001 Market Street

Philadelphia, PA 19103

LEGAL COUNSEL

Drinker Biddle & Reath LLP

One Logan Square, Suite 2000

Philadelphia, PA 19103-6996

THE RBB FUND, INC.

Money Market Portfolio

Fund Expense Examples

(Unaudited)

As a shareholder of the Money Market Portfolio (the “Portfolio”), you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution fees, and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period from September 1, 2011 through February 29, 2012 and held for the entire period.

Actual Expenses

The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees that may be incurred by shareholders of other funds. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Money Market Portfolio – Bedford Class
	Beginning Account Value September 1, 2011	Ending Account Value February 29, 2012	Expenses Paid During Period*
Actual	$1,000.00	$1,000.16	$1.17
Hypothetical (5% return before expenses)	1,000.00	1,023.69	1.19

	Money Market Portfolio – Sansom Street Class
	Beginning Account Value September 1, 2011	Ending Account Value February 29, 2012	Expenses Paid During Period*
Actual	$1,000.00	$1,000.26	$1.07
Hypothetical (5% return before expenses)	1,000.00	1,023.79	1.08

*	Expenses are equal to the Portfolio’s annualized six month expense ratio of 0.24% for the Bedford Class shares and 0.22% for the Sansom Street Class shares, which includes waived fees or reimbursed expenses, multiplied by the average account value over the period, multiplied by the number of days (182) in the most recent fiscal half-year, then divided by 366 to reflect the one-half year period. The Portfolio’s ending account value on the first line in each table is based on the actual six-month total return of 0.02% for the Bedford Class shares and 0.03% for the Sansom Street Class shares.

1

THE RBB FUND, INC.

Money Market Portfolio

Portfolio Holdings Summary Table

February 29, 2012

(Unaudited)

The following table presents a summary by security type of the portfolio holdings of the Fund:

Security Type	% of Net Assets	Value
Short Term Investments:
Commercial Paper	43.4%	$339,021,042
Certificates of Deposit	20.2	157,810,011
U.S. Treasury Obligations	10.9	84,836,961
Agency Obligations	9.3	72,497,021
Repurchase Agreement	8.9	69,229,000
Municipal Bonds	8.1	63,645,000
Variable Rate Obligations	1.1	8,600,000
Liabilities in Excess of Other Assets	(1.9)	(14,990,426)

NET ASSETS	100.0%	$780,648,609

Portfolio holdings are subject to change at any time.

2

THE RBB FUND, INC.

Money Market Portfolio

Schedule of Investments

February 29, 2012

(Unaudited)

	Par (000)	Value
CERTIFICATES OF DEPOSIT—20.2%
Yankee Dollar Certificates of Deposit—20.2% (a)
Bank of Montreal, Chicago
0.230%, 03/01/12	$15,000	$15,000,000
Bank of Nova Scotia, New York
0.350%, 07/17/12	10,000	10,000,000
Barclays Bank PLC, New York
0.500%, 05/16/12	8,000	8,000,000
Canadian Imperial Bank of Commerce
0.170%, 05/14/12	5,000	5,000,000
Credit Suisse, New York
0.380%, 04/26/12	5,000	5,000,000
Deutsche Bank AG, New York
0.480%, 04/30/12	8,000	8,000,000
National Australia Bank Ltd, New York
0.490%, 06/18/12	3,500	3,500,000
National Bank of Canada, New York
0.350%, 08/27/12	5,000	5,000,000
Nordea Bank Finland PLC, New York
0.300%, 05/21/12	6,500	6,500,000
Norinchukin Bank, New York
0.170%, 03/06/12	6,000	6,000,000
0.170%, 03/07/12	15,000	15,000,000
Rabobank Nederland NV, New York
0.430%, 03/01/12	11,500	11,500,000
0.470%, 04/23/12	6,500	6,500,000
Royal Bank of Canada, New York(b)
0.508%, 05/16/12	5,000	5,000,000
Sumitomo Mitsui Banking Corp., New York
0.300%, 03/12/12	10,000	10,000,000
0.180%, 03/14/12	10,000	10,000,000
0.250%, 04/10/12	8,000	8,000,000
0.370%, 05/09/12	5,000	5,000,000
Sumitomo Trust & Banking Co. Ltd, New York
0.280%, 04/09/12	12,000	12,000,000
Svenska Handelsbanken AB, New York
0.510%, 03/29/12	2,810	2,810,011

		157,810,011
TOTAL CERTIFICATES OF DEPOSIT (Cost $157,810,011)		157,810,011

	Par (000)	Value
COMMERCIAL PAPER—43.4%
Asset Backed—20.9%
Atlantis One Funding Corp.(c)
0.360%, 04/11/12	$8,000	$7,996,720
0.400%, 05/08/12	8,000	7,993,956
Bryant Park Funding LLC(c)
0.180%, 03/08/12	8,000	7,999,720
0.160%, 03/26/12	5,000	4,999,444
CAFCO LLC(c)
0.280%, 04/09/12	7,000	6,997,877
Ciesco LLC(c)
0.290%, 04/23/12	12,950	12,944,471
CRC Funding LLC(c)
0.260%, 04/11/12	7,000	6,997,927
0.280%, 04/24/12	10,000	9,995,800
Fairway Finance Co. LLC(b)
0.301%, 06/07/12	15,000	15,000,000
0.293%, 06/11/12	5,000	5,000,000
Grampian Funding LLC(c)
0.200%, 03/07/12	15,000	14,999,500
Manhattan Asset Funding Co. LLC(c)
0.200%, 03/19/12	4,000	3,999,600
Metlife Short Term Funding LLC(c)
0.280%, 04/09/12	7,000	6,997,877
0.360%, 05/01/12	1,750	1,748,933
0.340%, 05/29/12	10,000	9,991,594
Nieuw Amsterdam Receivables Corp.(c)
0.320%, 03/29/12	10,000	9,997,511
0.400%, 05/02/12	8,000	7,994,489
Old Line Funding LLC(c)
0.210%, 04/18/12	7,000	6,998,040
Thunder Bay Funding LLC(c)
0.130%, 03/20/12	10,000	9,999,314
Victory Receivables Corp.(c)
0.250%, 03/05/12	5,000	4,999,861

		163,652,634

Banks—22.5%
ANZ National International, Ltd(c)
0.560%, 07/10/12	12,000	11,975,547
0.530%, 07/30/12	5,000	4,988,885
Barclays US Funding Corp.(c)
0.120%, 03/01/12	10,000	10,000,000

The accompanying notes are an integral part of the financial statements.

3

THE RBB FUND, INC.

Money Market Portfolio

Schedule of Investments (Continued)

February 29, 2012

(Unaudited)

	Par (000)	Value
COMMERCIAL PAPER—(Continued)
Banks—(Continued)
Deutsche Bank Financial LLC(c)
0.440%, 05/08/12	$5,000	$4,995,844
ING US Funding LLC(c)
0.490%, 05/18/12	22,500	22,476,112
JPMorgan Chase & Co.
0.278%, 03/16/12 (b)	5,000	5,000,000
0.180%, 05/02/12(c)	15,000	14,995,350
Mizuho Funding LLC(c)
0.270%, 04/13/12	15,000	14,995,163
National Australia Funding, Delaware(c)
0.470%, 07/03/12	6,000	5,990,287
Nordea North America(c)
0.305%, 04/17/12	15,000	14,994,027
0.400%, 05/23/12	4,000	3,996,311
RBS Holdings USA, Inc.(c)
0.200%, 03/12/12	5,000	4,999,694
0.200%, 03/13/12	10,000	9,999,333
State Street Corp.(c)
0.250%, 03/02/12	10,000	9,999,931
0.220%, 03/05/12	15,000	14,999,633
0.250%, 03/08/12	3,000	2,999,854
Westpac Banking Corp.(c)
0.500%, 07/09/12	6,500	6,488,264
0.490%, 08/13/12	11,500	11,474,173

		175,368,408

TOTAL COMMERCIAL PAPER (Cost $339,021,042)		339,021,042

MUNICIPAL BONDS—8.1%
California—3.5%
California Bay Area Toll Authority, Toll Bridge Revenue, RB (LOC: Bank of America)(b)(d)
0.120%, 03/07/12	5,000	5,000,000
California Housing Finance Agency Revenue, Series A, RB (LOC: Fannie Mae, Freddie Mac)(b)(d)
0.130%, 03/07/12	3,100	3,100,000

	Par (000)	Value
MUNICIPAL BONDS—(Continued)
California—(Continued)
Metropolitan Water District of Southern California, Series A, RB (SPA: Bank of America)(b)(d)
0.130%, 03/07/12	$15,000	$15,000,000
San Francisco, City & County Redevelopment Agency, Multifamily Revenue, Series A, RB (LOC: Fannie Mae)(b)(d)
0.120%, 03/07/12	4,000	4,000,000

		27,100,000

Colorado—0.8%
Colorado State, Housing Finance Authority, Class I, Series A-3, RB (LOC: Fannie Mae, Freddie Mac)(b)(d)
0.140%, 03/07/12	6,500	6,500,000

Connecticut—0.7%
Connecticut State, Health & Educational Facilities Authority Revenue, New Haven Hospital, Series K-2, RB (LOC: JPMorgan Chase Bank)(b)(d)
0.110%, 03/07/12	5,600	5,600,000

New York—2.6%
New York City, Housing Development Corp., Multifamily Rent Housing Revenue, Series A, RB (LOC: Fannie Mae)(b)(d)
0.130%, 03/07/12	6,000	6,000,000
New York City, Industrial Development Agency Civic Facility Revenue, New York Law School Project, Series A, RB (LOC: JPMorgan Chase Bank)(b)(d)
0.130%, 03/07/12	4,345	4,345,000
New York State, Housing Finance Agency Revenue, RB (LOC: Freddie Mac)(b)(d)
0.100%, 03/07/12	5,200	5,200,000
Westchester County, Health Care Revenue, RB (LOC: TD Bank NA)(b)(d)
0.160%, 03/07/12	5,000	5,000,000

		20,545,000

The accompanying notes are an integral part of the financial statements.

4

THE RBB FUND, INC.

Money Market Portfolio

Schedule of Investments (Continued)

February 29, 2012

(Unaudited)

	Par (000)	Value
MUNICIPAL BONDS—(Continued)
Texas—0.5%
Texas State, Veterans Housing Assessment Project, Series A-2, GO (Liquidity Facility: JPMorgan Chase & Co.)(b)(d)
0.150%, 03/07/12	$3,900	$3,900,000

TOTAL MUNICIPAL BONDS (Cost $63,645,000)		63,645,000

VARIABLE RATE OBLIGATIONS—1.1%
Banks—1.1%
JPMorgan Chase Bank NA(b)
0.595%, 02/15/13	8,600	8,600,000

TOTAL VARIABLE RATE OBLIGATIONS (Cost $8,600,000)		8,600,000

AGENCY OBLIGATIONS—9.3%
Fannie Mae
0.234%, 07/26/12 (b)	6,500	6,499,477
0.110%, 09/10/12(c)	3,453	3,450,964
0.276%, 09/17/12(b)	6,000	5,999,335
0.276%, 12/20/12(b)	3,500	3,499,429
Federal Farm Credit Bank(c)
0.170%, 08/24/12	5,000	4,995,844
Freddie Mac
0.234%, 04/03/12 (b)	6,000	5,999,780
0.125%, 06/05/12(c)	3,880	3,878,707
0.205%, 11/02/12(b)	7,000	6,997,143
0.270%, 01/24/13(b)	4,000	3,998,548
0.330%, 09/03/13(b)	5,000	4,998,477
0.194%, 09/13/13(b)	22,200	22,179,317

TOTAL AGENCY OBLIGATIONS (Cost $72,497,021)		72,497,021

U.S. TREASURY OBLIGATIONS—10.9%
U.S. Treasury Bills
0.095%, 05/31/12	15,500	15,496,278
0.100%, 08/09/12	12,000	11,994,633
U.S. Treasury Notes
4.625%, 07/31/12	8,000	8,151,057
0.375%, 08/31/12	7,500	7,508,879
4.125%, 08/31/12	9,000	9,180,076
0.375%, 09/30/12	12,000	12,015,429
4.250%, 09/30/12	10,000	10,240,731

	Par (000)	Value
U.S. TREASURY OBLIGATIONS—(Continued)
3.875%, 10/31/12	$10,000	$10,249,878

TOTAL U.S. TREASURY OBLIGATIONS (COST $84,836,961)		84,836,961

REPURCHASE AGREEMENTS—8.9%

Deutsche Bank Securities Inc. (Tri-Party Agreement dated 02/29/12 to be repurchased at $39,229,196, collateralized by $38,531,000 par value, Federal National Mortgage Association Structured Notes, 0.50% to 2.00%, due 09/06/2013 to 08/18/2015, Fair Value of the collateral is $40,014,193)

0.180%, 03/01/12	39,229	39,229,000

Morgan Stanley & Co. LLC
(Tri-Party Agreement dated 02/29/12 to be repurchased at $30,000,167, collateralized by $45,583,781 par value, Federal National Mortgage Backed Adjustable Rate Securities, 3.39% to 4.26%, due 02/01/2040 to 10/01/2040, Fair Value of the collateral is $30,900,001)

0.200%, 03/01/12	30,000	30,000,000

TOTAL REPURCHASE AGREEMENTS (Cost $69,229,000)		69,229,000

TOTAL INVESTMENTS AT VALUE—101.9% (Cost $795,639,035)*		795,639,035

LIABILITIES IN EXCESS OF OTHER ASSETS—(1.9)%		(14,990,426)

NET ASSETS (APPLICABLE TO 780,319,864 BEDFORD SHARES AND 325,516 SANSOM STREET SHARES )—100.0%		$780,648,609

*	Aggregate cost is the same for financial reporting and Federal tax purposes.
(a)	Issuer is a US branch of a foreign domiciled bank.
(b)	Variable Rate Security. Rate shown is as of report date.

The accompanying notes are an integral part of the financial statements.

5

THE RBB FUND, INC.

Money Market Portfolio

Schedule of Investments (Concluded)

February 29, 2012

(Unaudited)

(c)	Rate disclosed represents the discount rate at the time of purchase.
(d)	Rate shown is as of report date and the date shown is date on which principal and accrued interest may be recovered through demand.

GO	General Obligation
LOC	Line of Credit
PLC	Public Liability Company
RB	Revenue Bond
SPA	Standby Purchase Agreement

The accompanying notes are an integral part of the financial statements.

6

THE RBB FUND, INC.

Money Market Portfolio

Statement of Assets and Liabilities

February 29, 2012

(Unaudited)

ASSETS
Investments, at value (Cost $726,410,035)	$726,410,035
Repurchase agreement, at value (Cost $69,229,000)	69,229,000
Cash	199,787
Receivables
Interest receivable	453,065
Prepaid expenses and other assets	50,153

Total assets	796,342,040

LIABILITIES
Payables
Investments purchased	15,496,278
Distribution to shareholders	233
Investment advisory and administration fees	92,665
Custodian fees	33,356
Transfer agent fees	14,969
Professional fees	13,204
Distribution fees	12,231
Regulatory administration fees	3,762
Service organization fees (Sansom Street Class)	1,405
Directors’ and officers’ fees	424
Other accrued expenses and liabilities	24,904

Total liabilities	15,693,431

Net Assets	$780,648,609

NET ASSETS CONSIST OF
Par Value	780,645
Paid-in Capital	779,864,711
Accumulated net realized gain from investments	3,253

Net Assets	$780,648,609

BEDFORD CLASS
Net assets	$780,323,109

Shares outstanding ($0.001 par value, 1,500,000,000 shares authorized)	780,319,864

Net asset value, offering and redemption price per share	$1.00

SANSOM STREET CLASS
Net assets	$325,500

Shares outstanding ($0.001 par value, 1,500,000,000 shares authorized)	325,516

Net asset value, offering and redemption price per share	$1.00

The accompanying notes are an integral part of the financial statements.

7

THE RBB FUND, INC.

Money Market Portfolio

Statement of Operations

For the Six Months Ended February 29, 2012

(Unaudited)

Investment Income
Interest	$961,582

Total investment income	961,582

Expenses
Distribution fees (Bedford Class)(1)	2,364,372
Investment advisory and administration fees	1,467,472
Custodian fees	68,228
Professional fees	53,564
Directors’ and officers’ fees	42,489
Regulatory administration fees	31,389
Transfer agent fees	25,988
Printing and shareholder reporting fees	16,521
Insurance fees	15,653
Registration and filing fees	14,998
Other expenses	9,123

Total expenses before waivers	4,109,797
Less: Advisory and administration waivers	(956,256)
Less: Distribution fee waivers	(2,291,622)

Net expenses after waivers	861,919

Net investment income	99,663

Net realized gain from investments	3,253

Net increase in net assets resulting from operations	$102,916

(1)	See Note 2 in Notes to Financial Statements

The accompanying notes are an integral part of the financial statements.

8

THE RBB FUND, INC.

Money Market Portfolio

Statements of Changes in Net Assets

	For the Six Months Ended February 29, 2012 (Unaudited)	For the Year Ended August 31, 2011
Increase (decrease) in net assets:
From operations:
Net investment income	$99,663	$146,050
Net realized gain from investments	3,253	18,236

Net increase in net assets resulting from operations	102,916	164,286

Dividends to shareholders from:
Net investment income:
Bedford Class	(116,632)	(142,022)
Sansom Street Class	(1,267)	(15,841)

Net decrease in net assets from dividends to shareholders	(117,899)	(157,863)

Capital transactions (at $1.00 per share):
Proceeds from shares sold:
Bedford Class	418,732,634	981,059,807
Sansom Street Class	4,143,556	111,311,969
Shares issued on reinvestment of distributions:
Bedford Class	114,579	139,263
Sansom Street Class	89	316
Shares repurchased:
Bedford Class	(359,654,080)	(853,630,447)
Sansom Street Class	(23,338,210)	(129,500,272)

Net increase in net assets derived from capital transactions	39,998,568	109,380,636

Total increase in net assets	39,983,585	109,387,059
Net assets:
Beginning of period	740,665,024	631,277,965

End of period	$780,648,609	$740,665,024

Undistributed net investment income, end of period	$—	$18,236

Share Transactions:
Shares sold
Bedford Class	418,732,634	981,059,807
Sansom Street Class	4,143,556	111,311,969
Shares reinvested
Bedford Class	114,579	139,263
Sansom Street Class	89	316
Shares repurchased
Bedford Class	(359,654,080)	(853,630,447)
Sansom Street Class	(23,338,210)	(129,500,272)

Total Share Activity	39,998,568	109,380,636

The accompanying notes are an integral part of the financial statements.

9

THE RBB FUND, INC.

Money Market Portfolio

Financial Highlights

(For a Share Outstanding Throughout each Period)

			The Bedford Class
	For the Six Months Ended February 29, 2012 (Unaudited)		For the Year Ended August 31, 2011	For the Year Ended August 31, 2010	For the Year Ended August 31, 2009	For the Year Ended August 31, 2008	For the Year Ended August 31, 2007
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.0002		0.0002	0.0003	0.0074	0.0307	0.0447
Net gains (losses) on securities	—	(b)	— (b)	— (b)	— (b)	— (b)	— (b)

Total net income from investment operations	0.0002		0.0002	0.0003	0.0074	0.0307	0.0447

Less dividends and distributions:
Dividends (from net investment income)	(0.0002)		(0.0002)	(0.0003)	(0.0074)	(0.0307)	(0.0447)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	0.02	%(c)	0.02%	0.03%	0.74%	3.12%	4.56%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$780,323		$721,145	$593,570	$545,194	$319,387	$218,914
Ratios of expenses to average net assets(a)	0.24	%(d)	0.27%	0.31%	0.69%	0.90%	0.90%
Ratios of net investment income to average net assets	0.03	%(d)	0.02%	0.02%	0.65%	2.94%	4.47%

(a)	Without the waiver of advisory fees, distribution fees, and/or reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Bedford Class of the Money Market Portfolio would have been 1.13% (annualized) for the six months ended February 29, 2012 and 1.12%, 1.18%, 1.24%, 1.23% and 1.29% for the years ended August 31, 2011, 2010, 2009, 2008 and 2007, respectively.
(b)	Amount is less than $0.00005 per share.
(c)	Not annualized.
(d)	Annualized.

The accompanying notes are an integral part of the financial statements.

10

THE RBB FUND, INC.

Money Market Portfolio

Financial Highlights (Concluded)

(For a Share Outstanding Throughout each Period)

			The Sansom Street Class
	For the Six Months Ended February 29, 2012 (Unaudited)		For the Year Ended August 31, 2011	For the Year Ended August 31, 2010	For the Year Ended August 31, 2009	For the Year Ended August 31, 2008	For the Year Ended August 31, 2007
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.0003		0.0006	0.0010	0.0121	0.0365	0.0502
Net gains (losses) on securities	—	(b)	— (b)	— (b)	— (b)	— (b)	— (b)

Total net income from investment operations	0.0003		0.0006	0.0010	0.0121	0.0365	0.0502

Less dividends and distributions:
Dividends (from net investment income)	(0.0003)		(0.0006)	(0.0010)	(0.0121)	(0.0365)	(0.0502)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	0.03	%(c)	0.06%	0.10%	1.21%	3.71%	5.14%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$326		$19,520	$37,708	$32,496	$28,749	$15,352
Ratios of expenses to average net assets(a)	0.22	%(d)	0.23%	0.24%	0.25%	0.31%	0.35%
Ratios of net investment income to average net assets	0.05	%(d)	0.06%	0.09%	0.93%	3.64%	5.02%

(a)	Without the waiver of advisory fees and reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Sansom Street Class of the Money Market Portfolio would have been 0.50% (annualized) for the six months ended February 29, 2012 and 0.47%, 0.54%, 0.60%, 0.60% and 0.69% for the years ended August 31, 2011, 2010, 2009, 2008 and 2007, respectively.
(b)	Amount is less than $0.00005 per share.
(c)	Not annualized.
(d)	Annualized.

The accompanying notes are an integral part of the financial statements.

11

THE RBB FUND, INC.

Money Market Portfolio

Notes to Financial Statements

February 29, 2012

(Unaudited)

1. Summary of Significant Accounting Policies

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. RBB is a “series fund,” which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has nineteen active investment portfolios, including the Money Market Portfolio (“Portfolio”).

RBB has authorized capital of one hundred billion shares of common stock of which 80.373 billion shares are currently classified into one hundred and forty classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio. The Portfolio has issued shares with a par value of $0.001.

SECURITY VALUATION — Securities held in the Portfolio are valued under the amortized cost method, which approximates fair value. Under this method, securities are valued at cost when purchased and thereafter a constant accretion of discount or amortization of premium is recorded until maturity of the security. Regular review and monitoring of the valuation is performed to ensure that cost continues to approximate fair value and to avoid dilution or other unfair results to shareholders. The Portfolio seeks to maintain net asset value (“NAV”) per share at $1.00.

Fair Value Measurements — The inputs and valuations techniques used to measure fair value of the Portfolio’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 — unadjusted quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 29, 2012, in valuing the Portfolio’s investments carried at fair value:

	Total Value at February 29, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities*	$795,639,035	$—	$795,639,035	$—

*	Please refer to the Schedule of Investments for industry and security type breakouts.

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

12

THE RBB FUND, INC.

Money Market Portfolio

Notes to Financial Statements (Continued)

February 29, 2012

(Unaudited)

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Portfolio’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Portfolio may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For the six months ended February 29, 2012, there were no transfers between Levels 1, 2 and 3 for the Portfolio.

SECURITY TRANSACTIONS, INVESTMENT INCOME, AND EXPENSES — Security transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is accrued when earned. Certain expenses, such as distribution fee and service organization fees, are class specific expenses and vary by class. Expenses not directly attributable to a specific portfolio or class are allocated based on relative net assets of each portfolio and class. Expenses incurred on behalf of a specific class, fund or fund family of the Company are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all portfolios within the Company (such as director or professional fees) are charged to all portfolios in proportion to their average net assets of RBB, or in such other manner as the Company’s Board of Directors deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the NAV of the Portfolio.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income are declared daily, recorded on the ex-date and paid monthly. All dividends from net investment income are taxed as ordinary income. Any net realized capital gains are distributed at least annually. Income subject to dividends and capital gain subject to distributions are determined in accordance with U.S. federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“U.S. GAAP”).

FEDERAL INCOME TAXES — No provision is made for federal income taxes. It is the Company’s intention to have the Portfolio continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended and make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

REPURCHASE AGREEMENTS — Money market instruments may be purchased from financial institutions, such as banks and non-bank dealers, subject to the seller’s agreement to repurchase them at an agreed upon date and price. Collateral for repurchase agreements may have longer maturities than the maximum permissible remaining maturity of portfolio investments, provided the repurchase agreements themselves mature in 13 months or less. The seller is required on a daily basis to maintain the value of the securities subject to the agreement at no less than the repurchase price. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book entry system or held in a separate account by the Portfolio’s custodian or an authorized securities depository. In the event the counterparty defaults and the fair value of the collateral declines, the Portfolio could experience losses, delays and costs in liquidating the collateral.

USE OF ESTIMATES — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions. These estimates and

13

THE RBB FUND, INC.

Money Market Portfolio

Notes to Financial Statements (Continued)

February 29, 2012

(Unaudited)

assumptions affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and those differences could be significant.

OTHER — In the normal course of business, the Portfolio may enter into contracts that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is dependent on claims that may be made against the Portfolio in the future and therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

2. Investment Adviser and Other Services

Pursuant to an Investment Advisory and Administration Agreement, BlackRock Advisors LLC. (the “Adviser” or “BALLC”), an indirect wholly owned subsidiary of BlackRock, Inc., serves as investment adviser and administrator for the Portfolio.

BALLC (assignee of BlackRock Institutional Management Corporation) and BNY Mellon Investment Servicing (US) Inc, (“BNY Mellon”), have entered into a delegation agreement on behalf of the Portfolio, wherein BNY Mellon has agreed to perform administration and accounting services for an annual fee of 0.10% of the average net assets of the Portfolio, paid out of the advisory fee paid to BALLC.

For its advisory services, BALLC is entitled to receive the following fees, computed daily and payable monthly, and based on the Portfolio’s average daily net assets:

Annual Rate
0.45% of first $250 million of net assets;
0.40% of next $250 million of net assets; and
0.35% of net assets in excess of $500 million.

Effective December 20, 2011 the Adviser has contractually agreed to waive fees and/or reimburse expenses for the Portfolio such that total annual Portfolio operating expenses after fee waivers and/or expense reimbursements (excluding certain Portfolio expenses) do not exceed 0.25%. The following expenses are excluded from the contractual limitation: (i) interest, taxes, dividends tied to short sales, brokerage commissions, and other expenditures which are capitalized in accordance with generally accepted accounting principles; (ii) expenses incurred directly or indirectly by the Portfolio as a result of investments in other investment companies and pooled investment vehicles; (iii) other expenses attributable to, and incurred as a result of, the Portfolio’s investments; (iv) distribution and servicing (12b-1) Fees; and (v) other extraordinary expenses (including litigation expenses) not incurred in the ordinary course of the Portfolio’s business, if any, of the Bedford Shares and the Sansom Street Shares of the Portfolio. This contractual limitation is in effect until January 1, 2013 and may not be terminated without the approval of the Company’s Board of Directors. The Adviser may terminate this arrangement at any time after January 1, 2013. Prior to December 20, 2011, the Adviser voluntarily waived a portion of its management fees and/or reimbursed expenses for the Portfolio.

14

THE RBB FUND, INC.

Money Market Portfolio

Notes to Financial Statements (Continued)

February 29, 2012

(Unaudited)

For each class of shares within the Portfolio, the net advisory fee charged to each class is the same on a relative basis. For the six months ended February 29, 2012, advisory fees and waivers were as follows:

Gross Advisory and Administration Fee	Waiver	Net Advisory and Administration Fee
$1,467,472	$(956,256)	$511,216

As of February 29, 2012, the Portfolio owed BALLC $92,665 in advisory and administration fees.

BNY Mellon and BNY Mellon Distributors LLC, formerly known as BNY Mellon Distributors, Inc. (“BNY Mellon Distributors”), may also voluntarily waive a portion of their fees and/or reimburse expenses.

The Portfolio will not pay BALLC, BNY Mellon or BNY Mellon Distributors at a later time for any amounts waived or assumed.

For providing regulatory administration services to RBB, BNY Mellon is entitled to receive compensation as agreed to by the Company and BNY Mellon. This fee is allocated to each portfolio in proportion to its net assets of the Company.

In addition, BNY Mellon serves as the Portfolio’s transfer and dividend disbursing agent. For providing transfer agent services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Portfolio’s average daily net assets and is subject to certain minimum monthly fees.

The Bank of New York Mellon provides custodian services to the Portfolio and is entitled to receive out of pocket expenses.

The Portfolio, on behalf of the Bedford Class of shares of the Portfolio, has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”). The Portfolio has entered into a Distribution Agreement with BNY Mellon Distributors.

The Plan provides for the Bedford Class to make monthly payments, based on average net assets, to BNY Mellon Distributors of up to 0.65% on an annualized basis. BNY Mellon Distributors may voluntarily waive these fees at its discretion. For the six months ended February 29, 2012, distribution fees paid to BNY Mellon Distributors for the Bedford Class were as follows:

	Gross Distribution Fee	Waiver	Net Distribution Fee
Bedford Class	$2,364,372	$(2,291,622)	$72,750

The Portfolio has entered into service agreements with BNY Mellon which render support services to customers who are the beneficial owners of the Sansom Street Class in consideration of the payment of 0.10% of the daily net asset value of such shares.

3. Director Compensation

The Directors of the Company receive an annual retainer, meeting fees and reimbursement of out of pocket expenses for meetings attended. The remuneration paid to the Directors by the Portfolio during the six months ended February 29, 2012 was $29,559. Certain employees of BNY Mellon are Officers of the Company. They are not compensated by the Portfolio or the Company.

15

THE RBB FUND, INC.

Money Market Portfolio

Notes to Financial Statements (Continued)

February 29, 2012

(Unaudited)

4. Federal Income Tax Information

The Portfolio intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Therefore, no federal tax provision is required.

The Portfolio has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Portfolio to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Portfolio has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Portfolio is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

Distributions to shareholders from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

As of August 31, 2011 the Portfolio had $19,365 of undistributed ordinary income for federal tax purposes.

The difference between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for Federal income tax purposes. Short-term capital gains are reported as ordinary income dividends for Federal income tax purposes.

The tax character of dividends and distributions paid during the last fiscal year was as follows:

Ordinary Income
2011	$157,863

Dividends paid from net investment income and short-term capital gains are treated as ordinary income distributions for federal income tax purposes.

For federal income tax purposes, realized capital losses may be carried forward and applied against future realized gains. As of August 31, 2011, the Portfolio had no capital loss carryforwards.

Under federal tax law, foreign currency and capital losses realized after October 31 may be deferred and treated as having arisen on the first day of the following fiscal year. For the year ended August 31, 2011, the Portfolio did not incur a net post-October capital loss.

On December 22, 2010, President Obama signed into law the Regulated Investment Company Modernization Act of 2010 (the “Act”). The Act updates certain tax rules applicable to regulated investment companies (“RICs”). The various provisions of the Act will generally be effective for RICs with taxable years beginning after December 22, 2010. Additional information regarding the impact of the Act on the Portfolio, if any, will be contained within the relevant sections of the notes to the financial statements for the fiscal year ending August 31, 2012.

16

THE RBB FUND, INC.

Money Market Portfolio

Notes to Financial Statements (Concluded)

February 29, 2012

(Unaudited)

5. New Accounting Pronouncement

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”).” ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. Management is currently evaluating the implications of ASU No. 2011-04 and its impact on the financial statements.

In December 2011, FASB issued ASU No. 2011-11, “Disclosures about Offsetting Assets and Liabilities”. ASU No. 2011-11 requires disclosures to make financial statements that are prepared under U.S. GAAP more comparable to those prepared under IFRS’s. The new disclosure requirements mandate that entities disclose both gross and net information about instruments and transactions eligible for offset in the statement of assets and liabilities as well as instruments and transactions subject to an agreement similar to a master netting arrangement. In addition, ASU No. 2011-11 requires disclosure of collateral received and posted in connection with master netting agreements or similar arrangements. New disclosures are required for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is evaluating the impact of ASU No. 2011-11 on the financial statements and disclosures.

6. Subsequent Event

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there was the following subsequent event:

The Bank of New York Mellon Corporation announced on November 28, 2011 that it had agreed to sell BNY Mellon Distributors LLC (the “Distributor”) and its four subsidiaries to Foreside Distributors, LLC, a subsidiary of Foreside Financial Group, LLC (the “Transaction”). The Transaction closed on March 31, 2012. Upon the closing of the Transaction, the Distributor became an indirect, wholly owned subsidiary of Foreside Financial Group, LLC and was renamed Foreside Funds Distributors LLC effective April 1, 2012.

17

THE RBB FUND, INC.

Money Market Portfolio

Additional Information

(Unaudited)

Proxy Voting

Policies and procedures that the Portfolio uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Portfolio voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling the number shown below and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Bedford Sansom Street	(800) 888-9723 (800) 430-9618

Quarterly Portfolio Schedules

The Company files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarter of each fiscal year (quarters ended November 30 and May 31) on Form N-Q. The Company’s Form N-Q is available on the SEC website at http://www.sec.gov and may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information on the operation of the SEC Public Reference Room may be obtained by calling (202) 551-8090.

18

[THIS PAGE INTENTIONALLY LEFT BLANK.]

Investment Adviser

BlackRock Advisors LLC

100 Bellevue Parkway

Wilmington, DE 19809

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Principal Underwriter

Foreside Funds Distributors LLC

400 Berwyn Park

899 Cassatt Road

Berwyn, PA 19312

Custodian

The Bank of New York Mellon

One Wall Street

New York, NY 10286

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Two Commerce Square, Suite 1700

2001 Market Street

Philadelphia, PA 19103-7042

Counsel

Drinker Biddle & Reath LLP

One Logan Square, Ste. 2000

Philadelphia, PA 19103-6996

The Bedford

Class

of

The RBB Fund, Inc.

Money Market

Portfolio

Semi-Annual Report

February 29, 2012

(Unaudited)

An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it’s possible to lose money by investing in the Portfolio.

This report is submitted for the general information of the shareholders of the Portfolio. It is not authorized for distribution unless preceded or accompanied by a prospectus for the Portfolio.

BOGLE INVESTMENT MANAGEMENT

SMALL CAP GROWTH FUND

SEMI-ANNUAL REPORT FOR THE SIX-MONTH PERIOD ENDED FEBRUARY 29, 2012

(UNAUDITED)

Fellow Shareholder:

The Bogle Small Cap Growth Fund (the “Fund”) and the benchmark Russell 2000® posted similarly positive performance in the latest semiannual reporting period. The first month of the period (September 2011) saw U.S. equity markets decline sharply in an accelerated extension of the market downturn that began in May of last year. Equity markets bounced back strongly in October and, for the first time in the calendar year 2011, investors showed a distinct preference for speculative and beaten down stocks. Following mixed performance in November and early December, a turning point occurred on December 20th and markets advanced steadily for the balance of the semiannual period (through February 29, 2012). For the full semiannual period, the Fund’s Investor shares advanced +12.25% net of all fees and Institutional shares gained +12.28% net of all fees, while the Russell 2000® benchmark returned +12.40%. The Fund lagged its small cap benchmark Russell 2000® in September, November and December, rebounded in January and February, and ended the period about even with the benchmark. The market environment is discussed further in the next section of this letter, followed by a more detailed semiannual performance evaluation, including investment model performance, performance attribution, and a few stock-specific examples of companies in which we have invested. We then present the fundamental characteristics of the Fund and benchmark, highlighting the Fund’s above-benchmark median expected growth rate and below-benchmark price-based ratios. Finally, we close with an update on developments at Bogle Investment Management, L.P.

INVESTMENT PERFORMANCE - PERIODS ENDING FEBRUARY 29, 2012

BOGLE FUND VS. RUSSELL 2000® BENCHMARK

*	Due to market conditions, the Fund has experienced relatively high three-year performance which may not be repeated in the future.

All Fund returns are presented net of fees and include the reinvestment of all dividends and other earnings. Multi-year period returns are annualized.

Returns shown represent past performance and do not guarantee future results. Current performance may be lower or higher than the returns shown above. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns current to

1

the most recent month-end may be obtained at 1-877-264-5346. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The performance quoted reflects fee waivers in effect and would have been less in their absence. The Fund’s annual operating expenses, as stated in the current prospectus, are 1.44% for the Institutional Class and 1.54% for the Investor Class, prior to fee waivers.

The Fund’s investment adviser, Bogle Investment Management, L.P., has contractually agreed to waive management fees and reimburse expenses through December 31, 2012 to the extent that total annual Fund operating expenses exceed 1.25% and 1.35% for the Institutional Class and Investor Class, respectively. The Adviser, in its discretion, has the right to extend this waiver. The Russell 2000® is an index of stocks 1001 through 3000 in the Russell 3000® Index as ranked by total market capitalization. A direct investment in the index is not possible. Investing in small companies can involve more volatility, less liquidity and less available information than investing in large companies.

Market Environment. As mentioned in our introduction, U.S. equity market performance was generally positive in the semiannual reporting period. According to Russell benchmarks, large cap stocks outperformed small cap stocks in September and February, small caps outperformed large caps in October and January, and the two capitalization segments posted similar performance for the six months overall (Russell 1000® up +13.31%, Russell 2000® up +12.40%). The equal-weighted Russell 2000® index was up +13.51% for the six months, earning most of its performance advantage relative to the cap-weighted index in January. Small cap growth modestly outperformed small cap value during the period as investors generally favored small growth stocks over small value stocks during the months when markets advanced (October, January and February). For the semiannual period, the Russell 2000® Growth Index gained +12.99%, while the Russell 2000® Value Index returned +11.81%. Market volatility was elevated at the start of the semiannual period but then declined steadily to end February around long-term average levels. Among small cap stocks (categorized using our eight proprietary sectors), the consumer cyclical and industrial sectors were the strongest performers, while basic industry, energy and utilities were the weakest.

Investment Philosophy and Process. While our investment process has evolved over time as new insights have been added, our core investment principles have not changed since we began managing the Fund more than twelve years ago. Our philosophy continues to rest on the belief that, in the long run, companies that offer the most attractive combination of good earnings prospects, reasonable share price, and conservative financial reporting will be rewarded by investors; however, over the short-term, valuations can become more distorted due to increased participation by investors that, for various reasons, make investment decisions that are based on other criteria such as irrational fears or optimism. In general, behavioral biases, whether by Wall Street analysts, company management, and/or traders in the marketplace, create opportunities to earn excess returns. We believe that because these opportunities are behavioral and thus repetitive, they can be exploited with quantitative tools. We also recognize that there are limits to the size and frequency with which we discover these opportunities so we attempt to preserve our ability to add value for our clients by limiting the amount of capital we’re willing to manage. Finally, we believe that process evolution through continuous research is the only way to maintain a competitive advantage and add value through time. To that end, while our investment process today is conceptually similar to what it was twelve years ago, the details have changed over time as we’ve learned new things about how investor behaviors influence security valuations. For example, in some cases we’ve adapted our approach based on observations of how the influence of technology has changed the ways in which many investors behave. Our objective in all of this is to manage an investment process that can add value in a variety of market environments, as well as over time.

Performance Attribution. In the latest semiannual period, the Fund’s return was similar to its benchmark’s return as our composite investment model produced mixed stock picking performance during the period, with months where stock picking was negative offsetting positive months. Our attribution analysis shows that our modest factor and sector exposures (relative to the benchmark) had no meaningful impact on per-

2

formance. On a standalone basis, within our small cap investable universe, all of our sub-models that combine to form our composite investment model, except the earnings expectations sub-model, posted modestly positive returns during the semiannual period. Financial quality sub-model performance was the most consistently positive, while relative valuation sub-model returns turned positive in December as market sentiment started to shift. Similarly, short-term sub-model performance started to improve in January. The earnings expectations sub-model, which is most effective in stable markets, struggled in October and January, as markets were quite volatile during these months. Stock selection was strongest in industrial, technology, and consumer sectors, but losses in financials, energy and basic industry stocks offset these gains.

We continue to maintain a diversified portfolio of 120 to 200 stocks; this diversification helps us to minimize the impact any single stock can have on total Fund performance. At the end of the semiannual period, the Fund held 148 stocks and the largest holding represented 1.5% of portfolio assets. Approximately 80% of the Fund was invested in about 80 positions. In the stock examples that follow, we illustrate how our models led us to two stocks that outperformed the benchmark and one where our investment underperformed. Liquidity Services, Inc. operates various online auction marketplaces for surplus goods.

We stared to buy the stock last fall based on attractive growth prospects, low levels of poor sentiment, and recent price weakness. We closed out of the position toward the end of the semiannual period, as the price had risen dramatically and both the short-term mean reversion and the longer-term relative valuation signals deteriorated. Brocade Communications Systems, Inc. provides networking and storage solutions allowing businesses in different locations to connect virtually. Although the company’s earnings expectations signal was weak when we first purchased the stock for the Fund in May 2011, the company appeared to have conservative accounting and relatively low levels of shares held short. Over the semiannual period the company’s earnings score improved dramatically, while the other longer-term fundamental measures also remained positive. Turning to an investment that negatively impacted performance, True Religion Apparel Company was experiencing strong earnings growth until its most recent earnings report, which proved a disappointment to investors and battered the stock. The company designs, manufactures and sells high end jeans and other apparel. At the end of the semiannual period, with most of the component model signals turning negative, we began to close out of the position.

FUNDAMENTAL CHARACTERISTICS

FEBRUARY 29, 2012

Median	BOGLX*	Russell 2000®
Market Cap. ($mil.)	$867	$1,195
Estimated Long-Term Earnings Growth Rate**	15.9%	13.6%
Price/Historical Earnings	15.1x	18.0x
Price/Forward Earnings	12.9x	15.6x
Price/Sales	1.2x	1.8x

*	The Bogle Small Cap Growth Fund Investor Shares. Median characteristics refer to the Fund’s holdings, not the Fund itself.
**	The Estimated Long-Term Earnings Growth Rate is calcu- lated for the Fund’s portfolio of companies and the bench- mark companies from First Call analysts’ median estimated earnings growth rate over the next 3 to 5 years. This figure is not indicative of future performance of the Fund; the port- folio and benchmark companies’ actual earnings growth rate will vary from this figure.

Investment Positioning. As of the end of February, the Fund’s median market capitalization was below that of the bench-mark, as we have continued to take advantage of our small size in pursuit of these smaller opportunities. The Fund continues to have a higher median analysts’ expected long-term earnings growth rate than the benchmark, due to our tendency to avoid stocks that are expected to have very slow long-term earnings growth. We find that we do not have as much of an edge in selecting low growth companies, so we explicitly leave many of them out of the investment process. The Fund also has maintained its attractive valuation exposure,

3

with price-to-earnings and price-to-sales ratios below the benchmark. Note that small deviations from benchmark reflected in the fundamental characteristics (and sector exposures) of the Fund arise purely from the bottom up stock selection process and do not reflect attempts to actively time the overall market, style preferences, or sector rotation. Selected risk statistics for the Fund and benchmark are presented in the table to the right. Total Fund volatility, as measured by the annualized standard deviation of daily returns, was elevated in the last four months of 2011, although it declined in the first two months of 2012. Fund volatility was below that of the benchmark for the semiannual period. Active volatility, or the variability of the difference between the Fund and benchmark daily returns, also declined during the period, from almost 7% in December to about 3% in February.

RISK STATISTICS*

SEMI ANNUAL PERIOD

Measurement	BOGLX	Russell 2000®
Standard Deviation	33.2%	34.1%
Active Volatility	5.5%
Beta with Russell 2000®	0.96
Average Cash	0.7%

*	Risk statistics apply to the Fund and benchmark. Standard deviation is a statistical measure of the range of performance. Active volatility is the standard deviation of the difference between the Fund and benchmark performance. Beta is a meas- ure of a portfolio’s sensitivity to market movement.

Progress at Bogle Investment Management, L.P. At the end of February 2012, assets in the Fund were $105 million. As we have been reporting for several years, the Fund remains open to new shareholders and we currently have capacity for some additional asset growth. To assist in this area of the business, we recently brought on board our first marketing professional. But, while we expect the Fund to grow somewhat over the next year, we remain committed to monitoring its growth, growth in overall firm assets, and market liquidity conditions to determine when it is appropriate to reclose our investment strategies. We anticipate that if and when we reclose the Fund we will be able to remain open for existing shareholders and financial advisers, as we did when we closed in 2002. Finally, there have been no changes to the investment team, and the team members have now been together for a minimum of eight years.

As a reminder, information about the Fund, including historical net asset values (“NAVs”), sector allocation, fundamental characteristics, and top ten holdings, can be viewed on our website, www.boglefunds.com. The NAVs are updated daily while the other Fund information is updated quarterly.

As always, please let us know if there is any way we can improve your investment experience with us.

Respectfully,

Bogle Investment Management, L.P.

Management Office: 781-283-5000

Shareholder Services Toll Free: 1-877-BOGLEIM (264-5346)

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month end may be obtained at 1-877-264-5346. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The performance quoted reflects fee waivers in effect and would have been less in their absence.

Portfolio composition is subject to change. The current and future portfolio holdings of the Fund are subject to investment risk.

This material must be preceded or accompanied by a current prospectus.

4

BOGLE INVESTMENT MANAGEMENT

SMALL CAP GROWTH FUND

FUND EXPENSE EXAMPLES

(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, shareholder servicing fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period from September 1, 2011 through February 29, 2012, and held for the entire period.

ACTUAL EXPENSES

The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	INSTITUTIONAL CLASS
	BEGINNING ACCOUNT VALUE SEPTEMBER 1, 2011	ENDING ACCOUNT VALUE FEBRUARY 29, 2012	EXPENSES PAID DURING PERIOD*
Actual	$1,000.00	$1,122.80	$6.60
Hypothetical
(5% return before expenses)	1,000.00	1,018.65	6.27

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FUND EXPENSE EXAMPLES (CONCLUDED)

(UNAUDITED)

	INVESTOR CLASS
	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	EXPENSES PAID DURING
	SEPTEMBER 1, 2011	FEBRUARY 29, 2012	PERIOD*
Actual	$1,000.00	$1,122.50	$7.12
Hypothetical (5% return before expenses)	1,000.00	1,018.15	6.77

*	Expenses are equal to the Fund’s annualized six-month expense ratio of 1.25% for the Institutional Class and 1.35% for the Investor Class, which includes waived fees or reimbursed expenses, multiplied by the average account value over the period, multiplied by the number of days (182) in the most recent fiscal half-year, then divided by 366 to reflect the one-half year period. The Fund’s ending account values on the first line in each table are based on the actual six-month total investment return for each class of 12.28% for the Institutional Class and 12.25% for the Investor Class.

6

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PORTFOLIO HOLDINGS SUMMARY TABLE

FEBRUARY 29, 2012

(UNAUDITED)

The following table presents a summary by security type of the portfolio holdings of the Fund:

SECURITY TYPE & SECTOR CLASSIFICATION	% OF NET ASSETS	VALUE
COMMON STOCKS:
Consumer Growth	20.2%	$21,331,740
Technology	18.3	19,257,376
Financial	17.0	17,877,577
Industrial	16.3	17,217,935
Consumer Cyclical	15.2	16,075,876
Energy	6.5	6,852,216
Basic Industry	3.8	4,058,226
Utility	1.6	1,650,143
SHORT-TERM INVESTMENTS	1.0	1,057,027
OTHER ASSETS IN EXCESS OF LIABILITIES	0.1	58,254

NET ASSETS	100.0%	$105,436,370

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

7

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PORTFOLIO OF INVESTMENTS

FEBRUARY 29, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE
COMMON STOCKS—98.9%
BASIC INDUSTRY—3.8%
Aurizon Mines Ltd. *	42,660	$226,951
Coeur d’Alene Mines Corp. *	34,992	995,172
Huntsman Corp.	90,827	1,240,697
Nevsun Resources Ltd.	168,924	692,588
Steel Dynamics, Inc.	60,960	902,818

		4,058,226

CONSUMER CYCLICAL—15.2%
AFC Enterprises, Inc. *	653	10,441
Arctic Cat, Inc. *	42,776	1,573,301
Asbury Automotive Group, Inc. *	14,447	374,611
Avis Budget Group, Inc. *	31,824	410,530
Cost Plus, Inc. *	34,724	456,273
Domino’s Pizza, Inc. *	2,133	82,035
Goodyear Tire & Rubber Co., (The) *	68,988	887,186
Group 1 Automotive, Inc.	8,288	427,412
Kona Grill, Inc. *	46,500	250,170
Leapfrog Enterprises, Inc. * .	168,970	1,187,859
Movado Group, Inc.	49,170	1,052,238
Multimedia Games, Inc. *	100,306	1,026,130
Overstock.com, Inc. *	27,081	172,235
Pantry, Inc., (The) *	32,191	400,134
Papa John’s International, Inc. *	26,622	989,274
Shuffle Master, Inc. *	74,768	1,091,613
Smith & Wesson Holding Corp. *	101,020	528,335
Standard Motor Products, Inc.	46,060	1,046,483
Susser Holdings Corp. *	22,108	560,217
Town Sports International Holdings, Inc. *	41,701	429,520
True Religion Apparel, Inc. *	34,558	911,294
Ulta Salon, Cosmetics & Fragrance, Inc. *	15,060	1,253,594
VOXX International Corp. *	74,667	954,991

		16,075,876

	NUMBER OF SHARES	VALUE
CONSUMER GROWTH—20.2%
ABIOMED, Inc. *	44,945	$938,451
Anika Therapeutics, Inc. *	20,753	235,754
Arqule, Inc. *	51,201	363,527
Cambrex Corp. *	140,723	937,215
Charles River Laboratories International, Inc. *	30,230	1,061,980
CONMED Corp. *	1,934	57,711
Constellation Brands, Inc., Class A *	38,692	845,033
Cooper Cos, Inc., (The)	11,648	925,783
Cosan Ltd., Class A	85,772	1,275,430
Dean Foods Co. *	121,967	1,495,315
Elizabeth Arden, Inc. *	37,091	1,377,931
Grand Canyon Education, Inc. *	2,521	43,134
Health Net, Inc. *	26,128	986,071
Herbalife Ltd.	13,102	867,483
Hi-Tech Pharmacal Co., Inc. *	25,739	1,027,501
Hill-Rom Holdings, Inc.	16,850	572,395
Jazz Pharmaceuticals PLC *	30,010	1,574,625
Neurocrine Biosciences, Inc. *	122,018	960,282
Omnicare, Inc.	26,344	926,782
Progenics Pharmaceuticals, Inc. *	85,880	837,330
RTI Biologics, Inc. *	154,763	572,623
Spectrum Pharmaceuticals, Inc. *	74,281	1,054,047
Sun Healthcare Group, Inc. *	29,091	129,746
SXC Health Solutions Corp. *	11,392	806,554
Syneron Medical Ltd. *	5,536	61,782
Trius Therapeutics, Inc. *	104,592	529,236
Warner Chilcott PLC, Class A *	51,884	868,019

		21,331,740

ENERGY—6.5%
Advantage Oil & Gas Ltd. *	47,136	181,473
Cheniere Energy, Inc. *	74,035	1,113,486
Exterran Holdings, Inc. *	41,133	592,315
Flotek Industries, Inc. *	98,887	1,106,546
Helix Energy Solutions Group, Inc. *	49,928	960,615
Mitcham Industries, Inc. *	43,012	1,005,190

The accompanying notes are an integral part of the financial statements.

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PORTFOLIO OF INVESTMENTS (CONTINUED)

FEBRUARY 29, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE
ENERGY—(CONTINUED)
REX American Resources Corp. *	2,816	$86,367
Rosetta Resources, Inc. *	21,547	1,099,759
TGC Industries, Inc. *	66,915	678,518
Warren Resources, Inc. *	7,166	27,947

		6,852,216

FINANCIAL—17.0%
1st Source Corp.	4,894	120,147
Advance America Cash Advance Centers, Inc.	118,859	1,232,568
Artio Global Investors, Inc.	173,982	833,374
Aspen Insurance Holdings Ltd.	28,974	768,680
Assurant, Inc.	173	7,347
Banco Latinoamericano de Comercio Exterior SA, Class E	31,855	621,491
Banco Macro SA, ADR	47,250	953,033
BBVA Banco Frances SA, ADR	6,782	41,167
Calamos Asset Management, Inc., Class A	76,558	938,601
Epoch Holding Corp.	36,447	909,353
Erie Indemnity Co., Class A	8,624	656,373
FBL Financial Group, Inc., Class A	907	30,811
Genworth Financial, Inc., Class A *	148,902	1,353,519
Hanmi Financial Corp *	13,516	117,184
HFF, Inc., Class A *	600	8,646
Hudson City Bancorp, Inc.	79,666	545,712
Interactive Brokers Group, Inc., Class A	83,115	1,318,204
INTL. FCStone, Inc. *	20,939	474,268
Janus Capital Group, Inc.	157,945	1,393,075
Lakeland Financial Corp.	2,159	54,450
MarketAxess Holdings, Inc.	31,191	1,033,046
MoneyGram International, Inc. *	7,986	143,109
NASDAQ OMX Group, Inc., (The) *	2,924	77,018
Nelnet, Inc., Class A	44,210	1,168,028
Reinsurance Group of America, Inc.	14,492	835,754

	NUMBER OF SHARES	VALUE
FINANCIAL—(CONTINUED)
State Bank Financial Corp. *	49,617	$805,780
SWS Group, Inc.	119,621	668,681
United Fire Group, Inc.	13,448	270,170
Washington Federal, Inc.	30,740	497,988

		17,877,577

INDUSTRIAL—16.3%
AerCap Holdings N.V. *	52,020	680,422
American Railcar Industries, Inc. *	32,031	944,915
Consolidated Graphics, Inc. *	500	23,345
Eagle Materials, Inc.	10,145	318,350
Elster Group SE, ADR *	22,386	322,582
Fair Isaac Corp.	33,550	1,358,104
Flow International Corp. *	51,207	204,828
FreightCar America, Inc.	37,450	1,035,493
Generac Holdings, Inc. *	38,428	977,608
H&E Equipment Services, Inc. *	1,955	33,802
Huron Consulting Group, Inc. *	25,320	966,718
ITT Corp. *	44,767	1,116,937
Landstar System, Inc.	18,475	998,759
McGrath Rentcorp	9,776	310,388
NACCO Industries, Inc., Class A	10,021	980,054
Navigant Consulting, Inc. *	35,217	475,782
Navistar International Corp. *	26,995	1,127,851
NCI Building Systems, Inc. *	65,545	793,095
Park-Ohio Holdings Corp. *	22,669	425,044
Patterson-UTI Energy, Inc.	56,321	1,093,754
Ryder System, Inc.	5,220	277,861
Sauer-Danfoss, Inc. *	27,973	1,514,458
Textron, Inc.	44,994	1,237,785

		17,217,935

TECHNOLOGY—18.3%
Actuate Corp. *	23,393	141,294
Allot Communications Ltd. *	59,492	1,061,932
American Software, Inc., Class A	32,489	269,984
ATMI, Inc. *	44,758	986,019

The accompanying notes are an integral part of the financial statements.

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PORTFOLIO OF INVESTMENTS (CONCLUDED)

FEBRUARY 29, 2012 (UNAUDITED)

	NUMBER OF SHARES	VALUE
TECHNOLOGY—(CONTINUED)
Brocade Communications Systems, Inc. *	220,882	$1,276,698
Clicksoftware Technologies Ltd.	41,762	458,129
Comverse Technology, Inc. *	156,242	1,003,074
Digitalglobe, Inc. *	3,861	59,382
Echelon Corp. *	52,761	259,584
Emulex Corp. *	95,923	1,003,355
Guidance Software, Inc. *	27,282	311,288
IDT Corp., Class B	69,144	625,753
Insight Enterprises, Inc. *	44,848	937,323
Kulicke & Soffa Industries, Inc. *	131,647	1,482,345
Magnachip Semiconductor Corp. *	90,765	1,051,059
Manhattan Associates, Inc. *	24,762	1,147,966
Marchex, Inc., Class B	24,510	105,148
MKS Instruments, Inc.	14,265	427,237
Move, Inc. *	5,841	51,167
Omnicell, Inc. *	19,676	293,566
PROS Holdings, Inc. *	8,326	145,955
ReachLocal, Inc. *	3,203	24,983
ShoreTel, Inc. *	97,523	523,699
Sierra Wireless, Inc. *	49,502	381,660
Silicon Motion Technology Corp., ADR *	61,988	1,103,386
Unisys Corp. *	58,107	1,085,439
United Online, Inc.	197,111	997,382
Xyratex Ltd.	75,335	1,289,735
Zygo Corp. *	39,251	752,834

		19,257,376

UTILITY—1.6%
PNM Resources, Inc.	49,137	883,481
Telecom Argentina S.A., SP ADR	41,531	766,662

		1,650,143

TOTAL COMMON STOCKS (Cost $95,094,036)		104,321,089

	NUMBER OF SHARES	VALUE
SHORT-TERM INVESTMENTS—1.0%
BofA Cash Reserves Fund	1,057,027	$1,057,027

TOTAL SHORT-TERM INVESTMENTS (Cost $1,057,027)		1,057,027

TOTAL INVESTMENTS—99.9% (Cost $96,151,063)		105,378,116

OTHER ASSETS IN EXCESS OF LIABILITIES—0.1%		58,254

NET ASSETS—100.0%		$105,436,370

*	Non-income producing.

ADR — American Depositary Receipt.

SP ADR — Sponsored American Depositary Receipt.

The accompanying notes are an integral part of the financial statements. 10

BOGLE INVESTMENT MANAGEMENT

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STATEMENT OF ASSETS AND LIABILITIES

FEBRUARY 29, 2012

(UNAUDITED)

ASSETS
Investments, at value (cost $96,151,063)	$105,378,116
Receivables for:
Investments sold	7,507,933
Capital shares sold	66,503
Dividends and interest	94,893
Prepaid expenses and other assets	30,044

Total assets	113,077,489

LIABILITIES
Payables for:
Investments purchased	7,468,531
Investment advisory fees and shareholder servicing fees	71,041
Capital shares redeemed	33,370
Directors’ and officers’ fees	803
Other accrued expenses and liabilities	67,374

Total liabilities	7,641,119

Net assets	$105,436,370

NET ASSETS CONSIST OF
Capital stock, $0.001 par value	$4,887
Paid-in capital	137,126,657
Accumulated net investment loss	(264,807)
Accumulated net realized loss from investments	(40,657,420)
Net unrealized appreciation on investments	9,227,053

Net assets	$105,436,370

INSTITUTIONAL CLASS
Net assets	$44,402,081

Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	2,040,280

Net asset value, offering and redemption price per share	$21.76

INVESTOR CLASS
Net assets	$61,034,289

Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	2,846,681

Net asset value, offering and redemption price per share	$21.44

The accompanying notes are an integral part of the financial statements.

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STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED FEBRUARY 29, 2012

(UNAUDITED)

INVESTMENT INCOME
Dividends and interest (net of foreign withholding taxes of $1,902)	$389,234

Total investment income	389,234

EXPENSES
Advisory fees	498,837
Administration and accounting fees	83,495
Transfer agent fees	66,756
Shareholder servicing fees	30,495
Professional fees	23,094
Custodian fees	16,170
Registration and filing fees	14,785
Printing and shareholder reporting fees	14,002
Directors’ and officers’ fees	12,594
Insurance fees	4,072
Other expenses	2,007

Total expenses before waivers	766,307
Less: waivers	(112,266)

Net expenses after waivers	654,041

Net investment loss	(264,807)

NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS
Net realized loss from investments	(309,883)
Net change in unrealized appreciation/(depreciation) on investments	11,864,493

Net realized and unrealized gain from investments	11,554,610

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$11,289,803

The accompanying notes are an integral part of the financial statements.

12

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STATEMENTS OF CHANGES IN NET ASSETS

	FOR THE SIX MONTHS ENDED FEBRUARY 29, 2012 (UNAUDITED)	FOR THE YEAR ENDED AUGUST 31, 2011
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(264,807)	$(625,238)
Net realized gain/(loss) from investments	(309,883)	26,119,149
Net change in unrealized appreciation/(depreciation) on investments	11,864,493	(2,182,920)

Net increase in net assets resulting from operations	11,289,803	23,310,991

INCREASE/(DECREASE) IN NET ASSETS DERIVED FROM CAPITAL TRANSACTIONS:
Institutional Class
Proceeds from shares sold	4,215,973	12,173,186
Distributions for shares redeemed	(2,993,589)	(15,808,392)

Total Institutional Class	1,222,384	(3,635,206)
Investor Class
Proceeds from shares sold	1,291,254	34,121,969
Distributions for shares redeemed	(20,795,838)	(21,529,000)

Total Investor Class	(19,504,584)	12,592,969

Net increase/(decrease) in net assets from capital share transactions	(18,282,200)	8,957,763

Total increase/(decrease) in net assets	(6,992,397)	32,268,754

NET ASSETS
Beginning of period	112,428,767	80,160,013

End of period	$105,436,370	$112,428,767

Accumulated net investment loss, end of period	$(264,807)	$—

The accompanying notes are an integral part of the financial statements.

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STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)

	FOR THE SIX MONTHS ENDED FEBRUARY 29, 2012 (UNAUDITED)	FOR THE YEAR ENDED AUGUST 31, 2011
INCREASE/(DECREASE) IN SHARES OUTSTANDING DERIVED FROM SHARE TRANSACTIONS:
Institutional Class
Shares sold	219,252	593,748
Shares redeemed	(153,497)	(760,717)

Total Institutional Class	65,755	(166,969)

Investor Class
Shares sold	66,538	1,643,437
Shares redeemed	(1,101,623)	(1,077,424)

Total Investor Class	(1,035,085)	566,013

Total increase/(decrease) in shares outstanding derived fromshare transactions	(969,330)	399,044

The accompanying notes are an integral part of the financial statements.

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FINANCIAL HIGHLIGHTS

Contained below is per share operating performance data for each class of shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

			INSTITUTIONAL CLASS
	FOR THE SIX MONTHS ENDED 2/29/12		FOR THE YEAR ENDED 8/31/11	FOR THE YEAR ENDED 8/31/10	FOR THE YEAR ENDED 8/31/09	FOR THE YEAR ENDED 8/31/08	FOR THE YEAR ENDED 8/31/07
	(UNAUDITED)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$19.38		$14.81	$14.03	$17.35	$24.61	$27.74

Net investment loss*	(0.05)		(0.10)	(0.07)	(0.05)	(0.13)	(0.08)
Net realized and unrealized gain/(loss)from investments	2.43		4.67	0.85	(3.27)	(3.99)	2.74

Net increase/(decrease) in net assets resulting from operations	2.38		4.57	0.78	(3.32)	(4.12)	2.66

Distributions to shareholders from:
Net realized capital gains	—		—	—	—	(3.14)	(5.79)

Net asset value, end of period	$21.76		$19.38	$14.81	$14.03	$17.35	$24.61

Total investment return(1)	12.28	%(2)	30.86%	5.56%	(19.08)%	(19.33)%	10.29%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000’s omitted)	$44,402		$38,274	$31,714	$35,571	$84,546	$197,415
Ratio of expenses to average net assets with waivers and reimbursements	1.25	%(3)	1.25%	1.25%	1.25%	1.25%	1.25%
Ratio of expenses to average net assets without waivers and reimbursements	1.48	%(3)	1.44%	1.51%	1.57%	1.44%	1.43%
Ratio of net investment loss to average net assets	(0.47	)%(3)	(0.48)%	(0.48)%	(0.44)%	(0.64)%	(0.30)%
Portfolio turnover rate	133.90	%(2)	302.71%	196.03%	159.14%	162.10%	142.45%

*	Calculated based on average shares outstanding for the period.
(1)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(2)	Not annualized
(3)	Annualized

The accompanying notes are an integral part of the financial statements.

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FINANCIAL HIGHLIGHTS

Contained below is per share operating performance data for each class of shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

			INVESTOR CLASS
	FOR THE SIX MONTHS ENDED 2/29/12		FOR THE YEAR ENDED 8/31/11	FOR THE YEAR ENDED 8/31/10	FOR THE YEAR ENDED 8/31/09	FOR THE YEAR ENDED 8/31/08	FOR THE YEAR ENDED 8/31/07
	(UNAUDITED)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$19.10		$14.61	$13.86	$17.14	$24.38	$27.56

Net investment loss*	(0.05)		(0.12)	(0.09)	(0.06)	(0.14)	(0.10)
Net realized and unrealized gain/(loss)from investments	2.39		4.61	0.84	(3.22)	(3.96)	2.71

Net increase/(decrease) in net assets resulting from operations	2.34		4.49	0.75	(3.28)	(4.10)	2.61

Distributions to shareholders from:
Net realized capital gains	—		—	—	—	(3.14)	(5.79)

Net asset value, end of period	$21.44		$19.10	$14.61	$13.86	$17.14	$24.38

Total investment return(1)	12.25	%(2)	30.73%	5.41%	(19.14)%	(19.45)%	10.15%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000’s omitted)	$61,034		$74,155	$48,446	$53,379	$82,477	$135,752
Ratio of expenses to average net assets with waivers and reimbursements	1.35	%(3)	1.35%	1.35%	1.35%	1.35%	1.35%
Ratio of expenses to average net assets without waivers and reimbursements	1.57	%(3)	1.54%	1.62%	1.67%	1.54%	1.53%
Ratio of net investment loss to average net assets	(0.57	)%(3)	(0.58)%	(0.58)%	(0.56)%	(0.74)%	(0.40)%
Portfolio turnover rate	133.90	%(2)	302.71%	196.03%	159.14%	162.10%	142.45%

*	Calculated based on average shares outstanding for the period.
(1)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(2)	Not annualized
(3)	Annualized

The accompanying notes are an integral part of the financial statements.

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NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended, (the “Investment Company Act”) as an open-end management investment company. RBB is a “series fund,” which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the Investment Company Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has nineteen active investment portfolios, including the Bogle Investment Management Small Cap Growth Fund (the “Fund”), which commenced investment operations on October 1, 1999. As of the date hereof, the Fund offers two classes of shares, Institutional Class and Investor Class.

RBB has authorized capital of one hundred billion shares of common stock of which 80.373 billion shares are currently classified into one hundred and forty classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio.

PORTFOLIO VALUATION — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Investments in other open-end investment companies are valued based on the NAV of those investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by RBB’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 –	quoted prices in active markets for identical securities;

•	Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

17

BOGLE INVESTMENT MANAGEMENT

SMALL CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

(UNAUDITED)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 29, 2012, in valuing the Fund’s investments carried at fair value:

	TOTAL VALUE AT FEBRUARY 29, 2012	LEVEL 1 QUOTED PRICE	LEVEL 2 SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT UNOBSERVABLE INPUTS
Total Investments*	$105,378,116	$105,378,116	$—	$—

*	See Portfolio of Investments detail for security type and sector classification breakout.

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For the six months ended February 29, 2012, there were no transfers between Levels 1, 2 and 3 for the Fund.

USE OF ESTIMATES — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be significant.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES — The Fund records security transactions based on trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income is accrued when earned. Dividend income is recorded on the ex-dividend date. The Fund’s net investment income (other than class specific shareholder servicing fees) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net

18

BOGLE INVESTMENT MANAGEMENT

SMALL CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

(UNAUDITED)

assets of each class at the beginning of the day. Expenses incurred on behalf of a specific class, fund or fund family of the Company are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all of the RBB funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of RBB, or in such other manner as the Company’s Board deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily for the purpose of determining the NAV of the Fund.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income and distributions from net realized capital gains, if any, will be declared and paid at least annually to shareholders and recorded on the ex-dividend date. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from accounting principles generally accepted in the United States (“U.S. GAAP”).

U.S. TAX STATUS — No provision is made for U.S. income taxes as it is the Fund’s intention to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

CASH AND CASH EQUIVALENTS — The Fund considers liquid assets deposited into bank demand deposit accounts to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or purchase investments. Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

OTHER — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

2.	INVESTMENT ADVISER AND OTHER SERVICES

Bogle Investment Management, L.P. (the “Adviser” or “Bogle”) serves as the Fund’s investment adviser. For its advisory services, the Adviser is entitled to receive a monthly fee from the Fund calculated at an annual rate of 1.00% of the Fund’s average daily net assets.

The Adviser has contractually agreed to waive management fees and reimburse expenses to the extent that total annual Fund operating expenses (excluding certain items discussed below) exceed 1.25% and 1.35% for the Institutional Class and Investor Class, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account: acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes. This contractual limitation is in effect until December 31, 2012 and may not be terminated without the approval of the Board. The Adviser may discontinue these arrangements at any time after December 31, 2012.

19

BOGLE INVESTMENT MANAGEMENT

SMALL CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

(UNAUDITED)

The contractual fee waiver does not provide for recoupment of fees that were waived or expenses that were reimbursed. For the six months ended February 29, 2012, investment advisory fees and waivers of the Fund were as follows:

GROSS ADVISORY FEES	WAIVERS	NET ADVISORY FEES
$498,837	$(106,031)	$392,806

The Fund will not pay the Adviser at a later time for any amounts waived or any amounts assumed.

In addition to serving as the Fund’s investment adviser, Bogle provides certain shareholder services to the Investor Class of the Fund. As compensation for such services, the Adviser receives a monthly fee equal to an annual rate of 0.10% of the average daily net assets of the Fund’s Investor Class.

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) serves as administrator for the Fund. For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Fund’s average daily net assets, subject to certain minimum monthly fees.

BNY Mellon has voluntarily agreed to waive a portion of its administration and accounting fees for the Fund. For the six months ended February 29, 2012, administration and accounting fees and waivers of the Fund were as follows:

GROSS ADMINISTRATION AND ACCOUNTING FEES	WAIVERS	NET ADMINISTRATION AND ACCOUNTING FEES
$83,495	$(6,235)	$77,260

For providing regulatory administration services to RBB, BNY Mellon is entitled to receive compensation as agreed to by the Company and BNY Mellon. This fee is allocated to each portfolio in proportion to its net assets of the Company.

In addition, BNY Mellon serves as the Fund’s transfer and dividend disbursing agent. For providing transfer agent services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Fund’s average daily net assets and is subject to certain minimum monthly fees.

The Bank of New York Mellon (the “Custodian”) provides certain custodial services to the Fund. The Custodian is entitled to receive a monthly fee equal to an annual percentage rate of the Fund’s average daily net assets, subject to certain minimum monthly fees.

BNY Mellon Distributors LLC, formerly known as BNY Mellon Distributors Inc., a member of BNY Mellon, serves as the principal underwriter and distributor of the Fund’s shares pursuant to a Distribution Agreement with RBB.

The Fund will not pay The Bank of New York Mellon Corporation or any of its members or BNY Mellon’s affiliates at a later time for any amounts waived or any amounts assumed.

20

BOGLE INVESTMENT MANAGEMENT

SMALL CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

(UNAUDITED)

3.	DIRECTOR COMPENSATION

The Directors of the Company receive an annual retainer, meeting fees and reimbursement of out of pocket expenses for meetings attended. The remuneration paid to the Directors by the Fund during the six months ended February 29, 2012 was $7,502. Certain employees of BNY Mellon are Officers of the Company. They are not compensated by the Fund or the Company.

4.	INVESTMENT IN SECURITIES

For the six months ended February 29, 2012, aggregate purchases and sales of investment securities (excluding short-term investments) of the Fund were as follows:

INVESTMENT SECURITIES
PURCHASES	SALES
$134,497,156	$153,665,297

5.	CAPITAL SHARE TRANSACTIONS

As of February 29, 2012, the Fund has 100,000,000 shares of $0.001 par value common stock authorized for the Institutional Class and 100,000,000 shares of $0.001 par value common stock authorized for the Investor Class.

6.	FEDERAL INCOME TAX INFORMATION

The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

As of February 29, 2012, federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

FEDERAL TAX COST	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION
$96,151,063	$12,014,451	$(2,787,398)	$9,227,053

Distributions to shareholders from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

21

BOGLE INVESTMENT MANAGEMENT

SMALL CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

(UNAUDITED)

There were no dividends or distributions paid during the fiscal year ended August 31, 2011. Dividends from net investment income and short-term capital gains are treated as ordinary income dividends for federal income tax purposes.

As of August 31, 2011, the Fund had a capital loss carryforward of $39,206,234 available to offset future capital gains. This capital loss carryforward will expire as follows:

August 31, 2018	$26,317,731
August 31, 2017	$12,888,503

Under federal tax law, foreign currency and capital losses realized after October 31 may be deferred and treated as having arisen on the first day of the following fiscal year. For the year ended August 31, 2011, the Fund did not incur a net post-October capital loss.

On December 22, 2010, President Obama signed into law the Regulated Investment Company Modernization Act of 2010 (the “Act”). The Act updates certain tax rules applicable to regulated investment companies (“RICs”). The various provisions of the Act will generally be effective for RICs with taxable years beginning after December 22, 2010. Additional information regarding the impact of the Act on the Fund, if any, will be contained within the relevant sections of the notes to the financial statements for the fiscal year ending August 31, 2012.

7.	NEW ACCOUNTING PRONOUNCEMENT

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRSs”)”. ASU No. 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRSs. ASU No. 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU No. 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. Management is currently evaluating the implications of ASU No. 2011-04 and its impact on the financial statements.

22

BOGLE INVESTMENT MANAGEMENT

SMALL CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

(UNAUDITED)

8.	SUBSEQUENT EVENT

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there was the following subsequent event:

The Bank of New York Mellon Corporation announced on November 28, 2011 that it had agreed to sell BNY Mellon Distributors LLC (the “Distributor”) and its four subsidiaries to Foreside Distributors LLC, a subsidiary of Foreside Financial Group, LLC (the “Transaction”). The Transaction closed on March 31, 2012. Upon the closing of the Transaction, the Distributor became an indirect, wholly owned subsidiary of Foreside Financial Group, LLC and was renamed Foreside Funds Distributors, LLC effective April 1, 2012.

23

BOGLE INVESTMENT MANAGEMENT

SMALL CAP GROWTH FUND

OTHER INFORMATION

(UNAUDITED)

PROXY VOTING

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (877) 264-5346 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULES

The Company files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) on Form N-Q. The Company’s Form N-Q is available on the SEC website at http://www.sec.gov and may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information on the operation of the SEC Public Reference Room may be obtained by calling (202) 551-8090.

24

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Investment Adviser

Bogle Investment Management, L.P.

2310 Washington Street

Suite 310

Newton Lower Falls, MA 02462

Administrator

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, DE 19809

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Principal Underwriter

Foreside Funds Distributors LLC

400 Berwyn Park

899 Cassatt Road

Berwyn, PA 19312

Custodian

The Bank of New York Mellon

One Wall Street

New York, NY 10286

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Two Commerce Square, Suite 1700

2001 Market Street

Philadelphia, PA 19103-7042

Counsel

Drinker Biddle & Reath LLP

One Logan Square

Suite 2000

Philadelphia, PA 19103-6996

BOGLE

INVESTMENT

MANAGEMENT

SMALL CAP

GROWTH FUND

of THE RBB FUND, INC.

SEMI-ANNUAL REPORT

FEBRUARY 29, 2012

(UNAUDITED)

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Fund.

FREE MARKET FUNDS

Semi-Annual Investment Adviser’s Report

February 29, 2012

(Unaudited)

Dear Fellow Shareholder,

The Free Market Funds (the “Funds”) have steadily gained assets since their start and have surpassed the $2 billion mark. We would like to extend a warm and grateful thank you to all investors who have embraced our Free Market Portfolio Strategies.

Over the past six months, investors who remained invested have continued to experience the gains from the upward rally that started at the end of 2011. Global equity markets over the past six months have risen 8.12% as measured by the MSCI All Country World Index. Furthermore, U.S. stocks led the way with double digit returns over the past half a year. The Barclays Capital US Government/Credit Intermediate Bond Index was also in the positive with a return of 1.71% for the last six months.

Matson Money, Inc. (“Matson Money”) strives to deliver the performance of capital markets and add value through Free Market Investment strategies and Structured Market Portfolios. Grounded in the conviction that Free Markets work, Matson Money avoids the cost-generating activity of stock picking and market timing. Instead, we focus on the dimensions of capital markets that we believe reward investors as intelligently and effectively as possible. Our disciplined approach to life-long investing provides both the individual investor and the financial professional with the academic foundation upon which to help achieve investment goals.

Sound economic and financial research has documented that, over the long term, small cap stocks outperform large cap stocks, and value stocks outperform growth stocks. These returns seem to be compensation for risk. In fixed income, risk is well described by bond maturity and credit quality. Matson Money’s vehicles deliberately target specific risk and return trade offs. The Funds are broadly diversified and designed to work together in your total investment plan.

We invite you to contact your financial professional or explore our website, www.MatsonMoney.com, to learn more about the concepts and strategies of Matson Money’s investing.

We appreciate your support and confidence in our firm’s investment philosophy, process and people.

Daniel J List

Chief Compliance Officer and

Director of Portfolio Management

Matson Money, Inc.

Portfolio composition is subject to change. The current and future portfolio holdings of the Funds are subject to investment risks.

1

FREE MARKET FUNDS

Performance Data

(Unaudited)

Free Market U.S. Equity Fund

Total Returns for the Periods Ended February 29, 2012

		Average Annual
	Six Months*	One Year	Three Year	Since Inception**
Free Market U.S. Equity Fund	12.71%	-0.82%	30.62%	4.31%
Russell 2500® Index	12.98%	1.45%	31.28%	3.64%
Composite Index***	12.56%	0.91%	26.98%	1.06%

*	Not annualized.
**	The Fund commenced operations on December 31, 2007.
***	The Composite Index is comprised of the S&P 500® Index, Russell 1000® Value Index, Russell 2000® Index and Russell 2000® Value Index, each weighted 25%, 25%, 25% and 25%, respectively.

The performance data quoted represents past performance. Past performance is not indicative of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For performance data current to the most recent month-end, please call 1-866-780-0357 ext. 3863. The Fund’s annual operating expenses, as stated in the current prospectus, is 0.96% (included in the ratio is 0.32%, attributable to acquired fund fees and expenses).

The Fund’s aggregate total return since inception is based on an increase in net asset value from $10.00 per share on December 31, 2007 (commencement of operations) to $11.49 per share on February 29, 2012.

The Free Market U.S. Equity Fund’s underlying funds invest in small-cap and micro-cap stocks, large-cap stocks and other equity securities. In addition to the ordinary risks of equity investing, small companies entail special risk. Small companies tend to have more risk than large companies. An investor in the Fund will incur the expenses of the underlying funds in addition to the Fund expenses.

Free Market International Equity Fund

Total Returns for the Periods Ended February 29, 2012

		Average Annual
	Six Months*	One Year	Three Year	Since Inception**
Free Market International Equity Fund	3.18%	-9.14%	25.61%	-1.26%
MSCI World (excluding U.S.) Index	3.54%	-7.86%	20.38%	-5.15%
Composite Index***	4.08%	-5.70%	24.76%	-3.66%

*	Not annualized.
**	The Fund commenced operations on December 31, 2007.
***	The Composite Index is comprised of the MSCI EAFE Index, MSCI EAFE Value Index, MSCI EAFE Small Company Index, and MSCI Emerging Markets Free Index, each weighted 25%, 25%, 25% and 25%, respectively.

The performance data quoted represents past performance. Past performance is not indicative of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For performance data current to the most recent month-end, please call 1-866-780-0357 ext. 3863. The Fund’s annual operating expenses, as stated in the current prospectus, is 1.18% (included in the ratio is 0.52%, attributable to acquired fund fees and expenses).

The Fund’s aggregate total return since inception is based on a decrease in net asset value from $10.00 per share on December 31, 2007 (commencement of operations) to $8.73 per share on February 29, 2012.

2

FREE MARKET FUNDS

Performance Data

(Unaudited)

The Free Market International Equity Fund’s underlying funds invest in common stock, preferred stock, securities convertible into stocks and other equity securities issued by foreign companies. In addition to the ordinary risks of equity investing, foreign and small companies entail special risk. The return on foreign equities may be adversely affected by currency fluctuations. Emerging markets may be subject to social instability and lack of market liquidity. Small companies tend to have more risk than large companies. An investor in the Fund will incur the expenses of the underlying funds in addition to the Fund expenses.

Free Market Fixed Income Fund

Total Returns for the Periods Ended February 29, 2012

		Average Annual
	Six Months*	One Year	Three Year	Since Inception**
Free Market Fixed Income Fund	0.60%	3.43%	2.83%	2.84%
Citigroup World Govt. Bond 1–5 Year Currency Hedged U.S. Dollar Index	1.06%	3.09%	2.32%	3.29%
Composite Index***	1.11%	4.25%	3.74%	3.86%

*	Not annualized.
**	The Fund commenced operations on December 31, 2007.
***	The Composite Index is comprised of the Three-Month Treasury Bill Index, Barclays Capital Intermediate Government Bond Index, B of A Merrill Lynch 1-3 Year US Government/Corporate Index and Barclays Capital Aggregate Bond Index, each weighted 25%, 25%, 25% and 25%, respectively.

The performance data quoted represents past performance. Past performance is not indicative of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For performance data current to the most recent month-end, please call 1-866-780-0357 ext. 3863. The Fund’s annual operating expenses, as stated in the current prospectus, is 0.85% (included in the ratio is 0.20%, attributable to acquired fund fees and expenses).

The Fund’s aggregate total return since inception is based on an increase in net asset value from $10.00 per share on December 31, 2007 (commencement of operations) to $10.41 per share on February 29, 2012.

The Free Market Fixed Income Fund’s underlying funds invest in fixed income securities. The underlying funds may invest their assets in bonds and other debt securities issued by domestic and foreign governments and companies. Debt instruments involve the risk that their prices will fall when interest rates rise, and they are subject to the risk that the borrower may default. In addition, the return on foreign debt securities may be adversely affected by currency fluctuations. An investor in the Fund will incur the expenses of the underlying funds in addition to the Fund expenses.

3

FREE MARKET FUNDS

Fund Expense Examples

(Unaudited)

As a shareholder of the Fund(s), you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund(s) and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period from September 1, 2011 through February 29, 2012, and held for the entire period.

Actual Expenses

The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Free Market U.S. Equity Fund
	Beginning Account Value September 1, 2011	Ending Account Value February 29, 2012	Expenses Paid During Period*
Actual	$1,000.00	$1,127.12	$3.37
Hypothetical (5% return before expenses)	1,000.00	1,021.69	3.20

	Free Market International Equity Fund
	Beginning Account Value September 1, 2011	Ending Account Value February 29, 2012	Expenses Paid During Period*
Actual	$1,000.00	$1,031.75	$3.30
Hypothetical (5% return before expenses)	1,000.00	1,021.61	3.29

4

FREE MARKET FUNDS

Fund Expense Examples (Concluded)

(Unaudited)

	Free Market Fixed Income Fund
	Beginning Account Value September 1, 2011	Ending Account Value February 29, 2012	Expenses Paid During Period*
Actual	$1,000.00	$1,005.95	$3.15
Hypothetical (5% return before expenses)	1,000.00	1,021.72	3.18

*	Expenses are equal to an annualized six-month expense ratio of 0.64% for the Free Market U.S. Equity Fund, 0.65% for the Free Market International Equity Fund and 0.63% for the Free Market Fixed Income Fund, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 366 to reflect the one-half year period. The annualized expense ratios do not reflect fees and expenses associated with the underlying funds. If such fees and expenses had been included, the expenses would have been higher. The range of weighted expense ratios of the underlying funds held by the Funds, as stated in their current prospectuses, were as follows:

Free Market U.S. September Fund		Free Market International Equity Fund		Free Market Fixed Income Fund
0.02	%-0.13%	0.01	%-0.28%	0.01	%-0.07%

Each Fund’s ending account values on the first line in each table are based on the actual six-month total return for each Fund of 12.71% for the Free Market U.S. Equity Fund, 3.18% for the Free Market International Equity Fund and 0.60% for the Free Market Fixed Income Fund.

5

FREE MARKET FUNDS

FREE MARKET U.S. EQUITY FUND

Portfolio of Investments

February 29, 2012 (Unaudited)

	Number of Shares	Value
EQUITY FUNDS — 99.9%
U.S. Large Cap Value Portfolio III(a)	15,822,349	$257,429,619
U.S. Large Company Portfolio(a)	11,869,468	127,952,859
U.S. Micro Cap Portfolio(b)	8,669,841	124,932,407
U.S. Small Cap Portfolio(b)	5,577,202	125,654,365
U.S. Small Cap Value Portfolio(b)	8,176,907	209,901,215

TOTAL EQUITY FUNDS (Cost $673,901,521)		845,870,465

TOTAL INVESTMENTS — 99.9% (Cost $673,901,521)		845,870,465

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		715,310

NET ASSETS — 100.0%		$846,585,775

Portfolio Holdings Summary Table

	% of Net Assets	Value
Equity Funds	99.9%	$845,870,465
Other Assets In Excess of Liabilities	0.1%	715,310

NET ASSETS	100.0%	$846,585,775

(a)	A portfolio of Dimensional Investment Group Inc.
(b)	A portfolio of DFA Investment Dimensions Group Inc.

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

6

FREE MARKET FUNDS

FREE MARKET INTERNATIONAL EQUITY FUND

Portfolio of Investments

February 29, 2012 (Unaudited)

	Number of Shares	Value
INTERNATIONAL EQUITY FUNDS — 99.9%
Asia Pacific Small Company Portfolio(a)	509,818	$12,261,132
Continental Small Company Portfolio(a)	1,774,461	27,060,525
DFA International Small Cap Value Portfolio(a)	15,399,904	243,780,481
DFA International Value Portfolio III(b)	11,781,729	182,145,534
Emerging Markets Portfolio(a)	1,167,200	32,378,132
Emerging Markets Small Cap Portfolio(a)	1,387,658	29,779,131
Emerging Markets Value Portfolio(a)	949,461	29,775,095
Japanese Small Company Portfolio(a)	739,883	12,030,496
Large Cap International Portfolio(a)	1,606,619	30,188,371
United Kingdom Small Company Portfolio(a)	341,677	8,688,852

TOTAL INTERNATIONAL EQUITY FUNDS (Cost $572,535,414)		608,087,749

TOTAL INVESTMENTS — 99.9% (Cost $572,535,414)		608,087,749

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		623,983

NET ASSETS — 100.0%		$608,711,732

Portfolio Holdings Summary Table

	% of Net Assets	Value
International Equity Funds	99.9%	$608,087,749
Other Assets In Excess of Liabilities	0.1%	623,983

NET ASSETS	100.0%	$608,711,732

(a)	A portfolio of DFA Investment Dimensions Group Inc.
(b)	A portfolio of Dimensional Investment Group Inc.

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

7

FREE MARKET FUNDS

FREE MARKET FIXED INCOME FUND

Portfolio of Investments

February 29, 2012 (Unaudited)

	Number of Shares	Value
FIXED INCOME FUNDS — 99.4%
DFA Five-Year Global Fixed Income Portfolio(a)	19,262,655	$212,659,712
DFA Inflation-Protected Securities Portfolio(a)	3,405,576	42,467,528
DFA Intermediate Government Fixed Income Portfolio(a)	7,874,863	101,979,470
DFA One-Year Fixed Income Portfolio(a)	20,193,146	208,595,200
DFA Short-Term Government Portfolio(a)	6,283,483	67,987,289
DFA Two-Year Global Fixed Income Portfolio(a)	21,053,634	212,852,240

TOTAL FIXED INCOME FUNDS (Cost $841,065,722)		846,541,439

TOTAL INVESTMENTS — 99.4% (Cost $841,065,722)		846,541,439

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.6%		4,687,799

NET ASSETS — 100.0%		$851,229,238

Portfolio Holdings Summary Table

	% of Net Assets	Value
Fixed Income Funds	99.4%	$846,541,439
Other Assets In Excess of Liabilities	0.6%	4,687,799

NET ASSETS	100.0%	$851,229,238

(a)	A portfolio of DFA Investment Dimensions Group Inc.

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

8

FREE MARKET FUNDS

Statements of Assets and Liabilities

February 29, 2012 (Unaudited)

	Free Market U.S. Equity Fund	Free Market International Equity Fund	Free Market Fixed Income Fund
ASSETS
Investments in non-affiliated funds, at value †	$845,870,465	$608,087,749	$846,541,439
Cash and cash equivalents	622,552	583,812	4,660,642
Receivables
Receivable for capital shares sold	1,233,828	896,182	1,394,999
Dividends and interest receivable	250	174	—
Prepaid expenses and other assets	47,384	39,089	51,428

Total assets	847,774,479	609,607,006	852,648,508

LIABILITIES
Payables
Investments purchased	—	—	458,377
Capital shares redeemed	689,479	520,371	468,934
Investment adviser	335,323	236,933	333,660
Administration and accounting fees	92,542	71,783	90,040
Other accrued expenses and liabilities	71,360	66,187	68,259

Total liabilities	1,188,704	895,274	1,419,270

Net Assets	$846,585,775	$608,711,732	$851,229,238

NET ASSETS CONSISTS OF
Par value	$73,710	$69,739	$81,803
Paid-in capital	676,524,369	575,991,880	840,901,370
Accumulated net investment loss	(848,522)	(943,099)	(2,349,285)
Accumulated net realized gain/(loss) from investments	(1,132,726)	(1,959,123)	7,119,633
Net unrealized appreciation on investments	171,968,944	35,552,335	5,475,717

Net Assets	$846,585,775	$608,711,732	$851,229,238

Shares outstanding ($0.001 par value, 200,000,000 shares authorized)	73,709,740	69,739,279	81,802,700

Net asset value, offering and redemption price per share	$11.49	$8.73	$10.41

† Investment in non-affiliated funds, at cost	$673,901,521	$572,535,414	$841,065,722

The accompanying notes are an integral part of the financial statements.

9

FREE MARKET FUNDS

Statements of Operations

For the Six Months Ended February 29, 2012

(Unaudited)

	Free Market U.S. Equity Fund	Free Market International Equity Fund	Free Market Fixed Income Fund
Investment Income
Dividends from non-affiliated funds	$6,149,704	$7,259,093	$10,349,761
Interest from non-affiliated funds	42	26	177

Total investment income	6,149,746	7,259,119	10,349,938

Expenses
Advisory fees (Note 2)	1,845,526	1,302,626	2,007,154
Administration and accounting fees (Note 2)	226,877	177,906	237,330
Transfer agent fees (Note 2)	115,083	88,990	121,613
Professional fees	47,922	37,287	50,492
Directors’ and officers’ fees	36,608	27,844	34,637
Custodian fees (Note 2)	31,345	27,715	34,208
Printing and shareholder reporting fees	18,901	16,184	19,754
Other expenses	30,408	25,579	31,147

Total expenses	2,352,670	1,704,131	2,536,335

Net investment income	3,797,076	5,554,988	7,813,603

Net realized and unrealized gain/(loss) from investments
Net realized gain/(loss) from:
Non-affiliated funds	203,336	(1,975,523)	3,530
Capital gain distributions from non-affiliated fund investments	2,642,178	6,630,089	7,252,808
Net change in unrealized appreciation/(depreciation) on:
Non-affiliated funds	90,099,502	14,192,599	(10,791,680)

Net realized and unrealized gain/(loss) on investments	92,945,016	18,847,165	(3,535,342)

Net increase in net assets resulting from operations	$96,742,092	$24,402,153	$4,278,261

The accompanying notes are an integral part of the financial statements.

10

FREE MARKET U.S. EQUITY FUND

Statements of Changes in Net Assets

	For the Six Months Ended February 29, 2012 (Unaudited)	For the Year Ended August 31, 2011
Increase in net assets from operations:
Net investment income	$3,797,076	$3,674,349
Net realized gain from investments	2,845,514	4,874,845
Net change in unrealized appreciation from investments	90,099,502	87,491,919

Net increase in net assets resulting from operations	96,742,092	96,041,113

Dividends and distributions to shareholders from:
Net investment income	(4,645,598)	(3,793,406)
Net realized capital gains	(5,493,112)	(18,737)

Net decrease in net assets from dividends and distributions to shareholders	(10,138,710)	(3,812,143)

Capital share transactions:
Proceeds from shares sold	121,622,984	244,842,046
Reinvestment of distributions	10,138,710	3,812,143
Shares redeemed	(50,926,567)	(146,926,884)

Net increase in net assets from capital shares	80,835,127	101,727,305

Total increase in net assets	167,438,509	193,956,275

Net assets:
Beginning of period	679,147,266	485,190,991

End of period	$846,585,775	$679,147,266

Undistributed/accumulated net investment income/(loss), end of period	$(848,522)	$—

Capital share transactions:
Shares sold	11,757,434	22,421,680
Shares reinvested	967,434	345,930
Shares redeemed	(4,770,332)	(13,118,352)

Total share transactions	7,954,536	9,649,258

The accompanying notes are an integral part of the financial statements.

11

FREE MARKET INTERNATIONAL EQUITY FUND

Statements of Changes in Net Assets

	For the Six Months Ended February 29, 2012 (Unaudited)	For the Year Ended August 31, 2011
Increase in net assets from operations:
Net investment income	$5,554,988	$8,164,141
Net realized gain from investments	4,654,566	6,150,944
Net change in unrealized appreciation from investments	14,192,599	20,204,625

Net increase in net assets resulting from operations	24,402,153	34,519,710

Dividends and distributions to shareholders from:
Net investment income	(11,517,635)	(6,163,601)
Net realized capital gains	(7,200,541)	—

Net decrease in net assets from dividends and distributions to shareholders	(18,718,176)	(6,163,601)

Capital share transactions:
Proceeds from shares sold	97,324,615	190,010,433
Reinvestment of distributions	18,718,176	6,163,601
Shares redeemed	(29,087,555)	(73,922,823)

Net increase in net assets from capital shares	86,955,236	122,251,211

Total increase in net assets	92,639,213	150,607,320

Net assets:
Beginning of period	516,072,519	365,465,199

End of period	$608,711,732	$516,072,519

Undistributed/accumulated net investment income/(loss), end of period	$(943,099)	$5,019,548

Capital share transactions:
Shares sold	12,048,865	20,004,784
Shares reinvested	2,482,517	643,382
Shares redeemed	(3,566,532)	(7,712,072)

Total share transactions	10,964,850	12,936,094

The accompanying notes are an integral part of the financial statements.

12

FREE MARKET FIXED INCOME FUND

Statements of Changes in Net Assets

	For the Six Months Ended February 29, 2012 (Unaudited)	For the Year Ended August 31, 2011
Increase in net assets from operations:
Net investment income	$7,813,603	$6,478,944
Net realized gain from investments	7,256,338	4,709,778
Net change in unrealized appreciation/(depreciation) from investments	(10,791,680)	3,845,111

Net increase in net assets resulting from operations	4,278,261	15,033,833

Dividends and distributions to shareholders from:
Net investment income	(10,162,888)	(11,170,911)
Net realized capital gains	(3,877)	(232,406)
Return of capital	—	(611,392)

Net decrease in net assets from dividends and distributions to shareholders	(10,166,765)	(12,014,709)

Capital share transactions:
Proceeds from shares sold	155,809,748	368,657,981
Reinvestment of distributions	10,166,640	12,014,709
Shares redeemed	(70,541,510)	(81,290,712)

Net increase in net assets from capital shares	95,434,878	299,381,978

Total increase in net assets	89,546,374	302,401,102

Net assets:
Beginning of period	761,682,864	459,281,762

End of period	$851,229,238	$761,682,864

Undistributed/accumulated net investment income/(loss), end of period	$(2,349,285)	$—

Capital share transactions:
Shares sold	14,943,677	35,572,514
Shares reinvested	979,764	1,164,681
Shares redeemed	(6,770,589)	(7,835,973)

Total share transactions	9,152,852	28,901,222

The accompanying notes are an integral part of the financial statements.

13

FREE MARKET FUNDS

FREE MARKET U.S. EQUITY FUND

Financial Highlights

Contained below is per share operating performance data for each share outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	For the Six Months Ended February 29, 2012 (Unaudited)		For the Year Ended August 31, 2011	For the Year Ended August 31, 2010	For the Year Ended August 31, 2009	For the Period December 31, 2007(1) Through August 31, 2008
Per Share Operating Performance
Net asset value, beginning of period	$10.33		$8.65	$8.21	$10.29	$10.00

Net investment income.	0.05	(2)	0.06 (2)	0.02 (2)	0.10 (2)	—	(3)
Net realized and unrealized gain/(loss) on investments	1.25		1.68	0.46	(2.09)	0.29

Net increase/(decrease) in net assets resulting from operations	1.30		1.74	0.48	(1.99)	0.29

Dividends and distributions to shareholders from:
Net investment income.	(0.06)		(0.06)	(0.03)	(0.09)	—
Net realized capital gains	(0.08)		— (4)	—	—	—
Tax return of capital	—		—	(0.01)	—	—

Total dividends and distributions to shareholders	(0.14)		(0.06)	(0.04)	(0.09)	—

Net asset value, end of period	$11.49		$10.33	$8.65	$8.21	$10.29

Total investment return(5)	12.71	%(6)	20.11%	5.88%	(19.19)%	2.90	%(6)

Ratio/Supplemental Data
Net assets, end of period (000’s omitted)	$846,586		$679,147	$485,191	$312,104	$187,039
Ratio of expenses to average net assets(7)	0.64	%(8)	0.64%	0.67%	0.72%	0.84	%(8)
Ratio of net investment income to average net assets(7)	1.03	%(8)	0.55%	0.22%	1.37%	0.02	%(8)
Portfolio turnover rate	2	%(6)	9%	3%	1%	0	%(6)

(1)	Commencement of operations.
(2)	The selected per share data was calculated using the average shares outstanding method for the period.
(3)	Amount less than $0.005 per share.
(4)	Amount less than $(0.005) per share.
(5)	Total investment return is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.
(6)	Not annualized.
(7)	The Fund also will indirectly bear its prorated share of expenses of the underlying funds. Such expenses are not included in the calculation of this ratio.
(8)	Annualized.

The accompanying notes are an integral part of the financial statements.

14

FREE MARKET FUNDS

FREE MARKET INTERNATIONAL EQUITY FUND

Financial Highlights

Contained below is per share operating performance data for each share outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	For the Six Months Ended February 29, 2012 (Unaudited)		For the Year Ended August 31, 2011	For the Year Ended August 31, 2010	For the Year Ended August 31, 2009	For the Period December 31, 2007(1) Through August 31, 2008
Per Share Operating Performance
Net asset value, beginning of period	$8.78		$7.97	$8.02	$8.85	$10.00

Net investment income.	0.09	(2)	0.16 (2)	0.11 (2)	0.13 (2)	0.08
Net realized and unrealized gain/(loss) on investments	0.14		0.78	(0.04)	(0.85)	(1.23)

Net increase/(decrease) in net assets resulting from operations.	0.23		0.94	0.07	(0.72)	(1.15)

Dividends and distributions to shareholders from:
Net investment income.	(0.17)		(0.13)	(0.09)	(0.11)	—
Net realized capital gains	(0.11)		—	(0.03)	—	—

Total dividends and distributions to shareholders	(0.28)		(0.13)	(0.12)	(0.11)	—

Net asset value, end of period	$8.73		$8.78	$7.97	$8.02	$8.85

Total investment return(3)	3.18	%(4)	11.60%	0.86%	(7.71)%	(11.50	)%(4)

Ratio/Supplemental Data
Net assets, end of period (000’s omitted)	$608,712		$516,073	$365,465	$258,632	$130,821
Ratio of expenses to average net assets(5)	0.65	%(6)	0.66%	0.68%	0.73%	0.92	%(6)
Ratio of net investment income to average net assets(5)	2.13	%(6)	1.66%	1.29%	2.01%	2.94	%(6)
Portfolio turnover rate	2	%(4)	4%	8%	2%	0	%(4)

(1)	Commencement of operations.
(2)	The selected per share data was calculated using the average shares outstanding method for the period.
(3)	Total investment return is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.
(4)	Not annualized.
(5)	The Fund also will indirectly bear its prorated share of expenses of the underlying funds. Such expenses are not included in the calculation of this ratio.
(6)	Annualized.

The accompanying notes are an integral part of the financial statements.

15

FREE MARKET FUNDS

FREE MARKET FIXED INCOME FUND

Financial Highlights

Contained below is per share operating performance data for each share outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	For the Six Months Ended February 29, 2012 (Unaudited)		For the Year Ended August 31, 2011	For the Year Ended August 31, 2010	For the Year Ended August 31, 2009	For the Period December 31, 2007(1) Through August 31, 2008
Per Share Operating Performance
Net asset value, beginning of period	$10.48		$10.50	$10.35	$10.04	$10.00

Net investment income.	0.10	(2)	0.12 (2)	0.13 (2)	0.21 (2)	0.02
Net realized and unrealized gain/(loss) on investments	(0.04)		0.09	0.27	0.25	0.04

Net increase in net assets resulting from operations	0.06		0.21	0.40	0.46	0.06

Dividends and distributions to shareholders from:
Net investment income.	(0.13)		(0.22)	(0.21)	(0.15)	(0.02)
Net realized capital gains	—	(3)	— (3)	(0.04)	—	—
Tax return of capital	—		(0.01)	—	—	—	(3)

Total dividends and distributions to shareholders	(0.13)		(0.23)	(0.25)	(0.15)	(0.02)

Net asset value, end of period	$10.41		$10.48	$10.50	$10.35	$10.04

Total investment return(4)	0.60	%(5)	2.06%	3.96%	4.62%	0.61	%(5)

Ratio/Supplemental Data
Net assets, end of period (000’s omitted)	$851,229		$761,683	$459,282	$210,107	$128,982
Ratio of expenses to average net assets(6)	0.63	%(7)	0.65%	0.68%	0.75%	0.97	%(7)
Ratio of net investment income to average net assets(6)	1.95	%(7)	1.12%	1.31%	2.06%	0.26	%(7)
Portfolio turnover rate	0	%(5)	0%	1%	84%	0	%(5)

(1)	Commencement of operations.
(2)	The selected per share data was calculated using the average shares outstanding method for the period.
(3)	Amount less than $(0.005) per share.
(4)	Total investment return is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.
(5)	Not annualized.
(6)	The Fund also will indirectly bear its prorated share of expenses of the underlying funds. Such expenses are not included in the calculation of this ratio.
(7)	Annualized.

The accompanying notes are an integral part of the financial statements.

16

FREE MARKET FUNDS

Notes to Financial Statements

February 29, 2012

(Unaudited)

1.	Organization and Significant Accounting Policies

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. RBB is a “series fund,” which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has nineteen active investment portfolios, including the Free Market U.S. Equity Fund, Free Market International Equity Fund, and the Free Market Fixed Income Fund (each a “Fund,” collectively the “Funds”). Each Fund operates as a “Fund of Funds” and commenced investment operations on December 31, 2007.

RBB has authorized capital of one hundred billion shares of common stock of which 80.373 billion shares are currently classified into one hundred and forty classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio.

PORTFOLIO VALUATION — Investments in the underlying funds are valued at each fund’s net asset value determined as of the close of business on the New York Stock Exchange (generally 4:00 p.m. Eastern time). As required, some securities and assets may be valued at fair value as determined in good faith by the Company’s Board of Directors. Direct investments in fixed income securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

Fair Value Measurements — The inputs and valuations techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

• Level 1 —	quoted prices in active markets for identical securities;

• Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3 —	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 29, 2012, in valuing the Funds’ investments carried at fair value:

FREE MARKET U.S. EQUITY FUND

	Total Value at February 29, 2012	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Investments in Securities*	$845,870,465	$845,870,465	$—	$—

*	Please refer to the Portfolio of Investments for further details.

17

FREE MARKET FUNDS

Notes to Financial Statements (Continued)

February 29, 2012

(Unaudited)

FREE MARKET INTERNATIONAL EQUITY FUND

	Total Value at February 29, 2012	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Investments in Securities*	$608,087,749	$608,087,749	$—	$—

*	Please refer to the Portfolio of Investments for further details.

FREE MARKET FIXED INCOME FUND

	Total Value at February 29, 2012	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Investments in Securities*	$846,541,439	$846,541,439	$—	$—

*	Please refer to the Portfolio of Investments for further details.

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For the six months ended February 29, 2012, there were no transfers between Levels 1, 2 and 3 for the Funds.

USE OF ESTIMATES — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be significant.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES — Transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions. Each Fund’s investment income, expenses and unrealized and realized gains and losses are allocated daily. Expenses incurred on behalf of a specific class, fund or fund family of the Company are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all of the RBB funds (such as director or professional fees) are charged to all funds in

18

FREE MARKET FUNDS

Notes to Financial Statements (Continued)

February 29, 2012

(Unaudited)

proportion to their average net assets of RBB, or in such other manner as the Board of Directors deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the net asset value of the Funds. In addition to the net annual operating expenses that the Funds bear directly, the shareholders indirectly bear the Funds’ pro-rata expenses of the underlying mutual funds in which each Fund invests.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid at least annually to shareholders and recorded on ex-dividend date for all Funds with the exception of the Free Market Fixed Income Fund which declares and pays quarterly dividends from net investment income. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from U.S. generally accepted accounting principles (“U.S. GAAP”).

U.S. TAX STATUS — No provision is made for U.S. income taxes as it is each Fund’s intention to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

CASH AND CASH EQUIVALENTS — The Funds consider liquid assets deposited with a bank demand deposit account to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or purchase investments. Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

OTHER — In the normal course of business, the Funds may enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

2.	Investment Adviser and Other Services

Matson Money, Inc. (“Matson Money” or the “Adviser”), serves as each Fund’s investment adviser. For its advisory services, Matson Money is entitled to receive 0.50% of each Fund’s average daily net assets, computed daily and payable monthly. The Adviser has voluntarily agreed to waive its advisory fee and/or reimburse certain expenses in order to limit total annual fund operating expenses of Free Market U.S. Equity Fund, Free Market International Equity Fund and the Free Market Fixed Income Fund to 1.13%, 1.35% and 1.00%, respectively, of the particular Fund’s average daily net assets. The expense limitations include expenses incurred as a result of investing in other investment companies. The Adviser may discontinue these arrangements at any time. The Funds will not pay Matson Money at a later time for any amounts they may waive or any amounts that Matson Money has assumed.

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), serves as administrator for the Funds. Administration and accounting fees accrued also include transfer agent, custodian fees and administrative service fees. For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Fund’s average daily net assets and is subject to certain minimum monthly fees.

19

FREE MARKET FUNDS

Notes to Financial Statements (Continued)

February 29, 2012

(Unaudited)

Included in the administration and accounting fees are fees for providing regulatory administration services to RBB. For providing these services, BNY Mellon is entitled to receive compensation as agreed to by the Company and BNY Mellon. This fee is allocated to each portfolio in proportion to its assets of the Company.

For providing transfer agent services, BNY Mellon is entitled to receive out-of-pocket expenses.

The Bank of New York Mellon provides custodian services to the Funds and is entitled to receive out of pocket expenses.

BNY Mellon Distributors LLC, formerly known as BNY Mellon Distributors Inc., serves as the principal underwriter and distributor of the Funds’ shares pursuant to a Distribution Agreement with RBB.

3.	Director Compensation

The Directors of the Company receive an annual retainer, meeting fees and reimbursement of out of pocket expenses for meetings attended. The aggregate remuneration paid to the Directors by the Funds during the six months ended February 29, 2012 was $80,257. Certain employees of BNY Mellon are Officers of the Company. They are not compensated by the Funds or the Company.

4.	Investment in Securities

For the six months ended February 29, 2012, aggregate purchases and sales of investment securities (excluding short-term investments) of the Funds were as follows:

	Purchases	Sales
Free Market U.S. Equity Fund	$91,064,076	$13,630,452
Free Market International Equity Fund	92,867,718	12,186,515
Free Market Fixed Income Fund	102,831,921	2,760,928

5.	Capital Share Transaction

As of February 29, 2012, each Fund has 200,000,000 shares of $0.001 per value common stock authorized.

6.	Federal Income Tax Information

The Funds have followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Funds to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Funds have determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Funds are subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

20

FREE MARKET FUNDS

Notes to Financial Statements (Continued)

February 29, 2012

(Unaudited)

As of February 29, 2012, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by each Fund were as follows:

	Federal Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
Free Market U.S. Equity Fund	$673,901,521	$171,968,944	$—	$171,968,944
Free Market International Equity Fund	572,535,414	35,552,335	—	35,552,335
Free Market Fixed Income Fund	841,065,722	9,162,242	(3,686,525)	5,475,717

Distributions to shareholders from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

As of August 31, 2011, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Gains
Free Market U.S. Equity Fund	$—	$5,493,067
Free Market International Equity Fund	5,019,548	6,938,263
Free Market Fixed Income Fund	—	—

The differences between the book and tax basis components of distributable earnings relate primarily to the timing of recognition of income and gains for federal income tax purposes. Short-term and foreign currency gains are reported as ordinary income for federal income tax purposes.

The tax characters of distributions paid during the fiscal year ended August 31, 2011 were as follows:

	Ordinary Income	Long-Term Gains	Return of Capital	Total
Free Market U.S. Equity Fund	$3,674,349	$137,794	$—	$3,812,143
Free Market International Equity Fund	6,163,601	—	—	6,163,601
Free Market Fixed Income Fund	8,085,652	3,317,665	611,392	12,014,709

Distributions from net investment income and short term capital gains are treated as ordinary income for federal income tax purposes.

For federal income tax purposes, realized capital losses may be carried forward and applied against future realized gains. As of August 31, 2011, the Funds had no capital loss carryforwards.

Under federal tax law, foreign currency and capital losses realized after October 31 may be deferred and treated as having arisen on the first day of the following fiscal year. For the year ended August 31, 2011, the Funds did not incur any net post-October capital losses.

21

FREE MARKET FUNDS

Notes to Financial Statements (Concluded)

February 29, 2012

(Unaudited)

On December 22, 2010, President Obama signed into law the Regulated Investment Company Modernization Act of 2010 (the “Act”). The Act updates certain tax rules applicable to regulated investment companies (“RICs”). The various provisions of the Act will generally be effective for RICs with taxable years beginning after December 22, 2010. Additional information regarding the impact of the Act on the Fund, if any, will be contained within the relevant sections of the notes to financial statements for the fiscal year ending August 31, 2012.

7.	New Accounting Pronouncement

In May 2011, Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. Management is currently evaluating the implications of ASU No. 2011-04 and its impact on the financial statements.

8.	Subsequent Event

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there was the following subsequent event:

The Bank of New York Mellon Corporation announced on November 28, 2011 that it had agreed to sell BNY Mellon Distributors LLC (the “Distributor”) and its four subsidiaries to Foreside Distributors, LLC, a subsidiary of Foreside Financial Group, LLC (the “Transaction”). The Transaction closed on March 31, 2012. Upon the closing of the Transaction, the Distributor became an indirect, wholly owned subsidiary of Foreside Financial Group, LLC and was renamed Foreside Funds Distributors LLC effective April 1, 2012.

22

FREE MARKET FUNDS

Other Information

(Unaudited)

Proxy Voting

Policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities as well as information regarding how the Funds voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling Free Market Funds at (866) 780-0357, ext. 3863 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Company files a complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) on Form N-Q. The Company’s Form N-Q is available on the SEC website at http://www.sec.gov and may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information on the operation of the SEC Public Reference Room may be obtained by calling (202) 551-8090.

23

Investment Adviser

MATSON MONEY, INC.

5955 Deerfield Blvd.

Mason, OH 45040

Administrator

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, DE 19809

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Principal Underwriter

Foreside Funds Distributors LLC

400 Berwyn Park

899 Cassatt Road

Berwyn, PA 19312

Custodian

The Bank of New York Mellon

One Wall Street

New York, NY 10286

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Two Commerce Square, Suite 1700

2001 Market Street

Philadelphia, PA 19103-7042

Counsel

Drinker Biddle & Reath LLP

One Logan Square, Ste. 2000

Philadelphia, PA 19103-6996

FREE MARKET U.S. EQUITY FUND FREE MARKET INTERNATIONAL EQUITY FUND FREE MARKET FIXED INCOME FUND of THE RBB FUND, INC. SEMI-ANNUAL REPORT February 29, 2012 (Unaudited)

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Funds.

Marvin & Palmer

LARGE CAP GROWTH FUND

Semi-Annual Investment Adviser’s Report

February 29, 2012

(Unaudited)

Dear Fellow Shareholder:

During the period from September 1, 2011 through February 29, 2012 the Fund returned 7.3%. It underperformed the Russell 1000 Growth Index which was up 13.8% for the same period.

Investment Climate and Outlook

The period began under pressure during September as stocks reflected investor concerns about a possible debt default in Greece as well as a potentially sharp slowdown in China. After discounting these concerns, the market began a rally that continued through the first two months of 2012. The likelihood of an agreement between creditors, Greece and the European Central Bank has reduced market tensions. In China’s case, a soft landing scenario seems to be developing. As a result, investors are gradually building their exposure to stocks. Because so many investors are at minimum levels of equity participation, we believe the possibility of continued stock appreciation is significant as macro concerns dissipate.

U.S. economic data has been trending more positively, leading us to a more constructive view for 2012. We remain dedicated to investing in leading companies that exhibit superior franchise, management and balance sheet quality. Our experience has shown us that these stocks outperform on a historic basis despite periods of fear and uncertainty.

Investment Review and Portfolio Strategy

The Fund’s underperformance was driven primarily by stock selection, although sector allocation was also negative. Stock selection in the information technology, consumer discretionary and energy sectors was particularly challenging. Health care was the only positively contributing sector for the period. The Fund’s best performing stocks were Alexion Pharmaceuticals, Inc., Biogen Idec, Inc. and Intuitive Surgical, Inc. The worst contributing stocks were Exxon Mobil Corp., Microsoft Corp. and Apple, Inc. primarily due to our underweight positions.

The Fund has been emphasizing high-quality growth stocks in the health care and industrials sectors. We favor global companies with substantial exposure to the growth in the emerging markets. We believe this approach should serve us well in this market environment.

David F. Marvin, CFA

Chairman

Marvin & Palmer Associates, Inc.

Portfolio composition is subject to change. The current and future portfolio holdings of the Fund are subject to investment risks.

1

Marvin & Palmer

LARGE CAP GROWTH FUND

Semi-Annual Report

February 29, 2012

(Unaudited)

Total Returns for the Period Ended February 29, 2012

		Average Annual
	Six Months*	One Year	Three Year	Since Inception**
Large Cap Growth Fund	7.31%	0.41%	20.32%	-1.62%
Russell 1000® Growth Index	13.76%	7.62%	27.51%	3.22%
* Not Annualized
** Inception date June 29, 2007.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained by calling (877) 821-2117. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The performance quoted reflects fee waivers in effect and would have been less in their absence. The Fund’s gross annual operating expense ratio, as stated in the current prospectus, is 3.22% and the Fund’s net operating expense ratio is 0.80%. The Fund’s investment adviser has contractually agreed to limit total annual Fund operating expenses (excluding acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes) to 0.80% of the Fund’s average daily net assets through December 31, 2012. This limitation can be discontinued at any time after December 31, 2012.

The Fund’s total returns since inception are based on a change in net asset value from $10.00 per share on June 29, 2007 (inception) to $9.20 per share on February 29, 2012.

2

Marvin & Palmer

LARGE CAP GROWTH FUND

Fund Expense Disclosure

February 29, 2012

(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period from September 1, 2011 through February 29, 2012, and held for the entire period.

Actual Expenses

The first line of the accompanying table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Large Cap Growth Fund
	Beginning Account Value September 1, 2011	Ending Account Value February 29, 2012	Expenses Paid During Period*
Actual	$1,000.00	$1,073.06	$4.12
Hypothetical (5% return before expenses)	1,000.00	1,020.89	4.02

*	Expenses are equal to an annualized six-month expense ratio of 0.80% for the Fund which includes waived fees or reimbursed expenses, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (182), then divided by 366 to reflect the one-half year period. The Fund’s ending account values are based on the actual six-month total return for the Fund of 7.31%.

3

Marvin & Palmer

LARGE CAP GROWTH FUND

Portfolio Holdings Summary Table

February 29, 2012

(Unaudited)

The following table presents a summary by sector of the portfolio holdings of the Fund:

	% of Net Assets	Value
Common Stocks:
Software & Services	16.8%	$1,082,281
Capital Goods	15.0	961,024
Technology Hardware & Equipment	13.2	850,983
Energy	8.2	523,739
Pharmaceuticals, Biotechnology & Life Sciences	7.8	500,886
Consumer Services	6.3	403,820
Consumer Durables & Apparel	6.1	388,840
Health Care Equipment & Services	5.8	375,607
Food & Staples Retailing	5.0	320,448
Food, Beverages & Tobacco	3.9	250,090
Transportation	2.6	165,375
Materials	2.1	136,304
Semiconductors & Semiconductors Equipment	1.4	91,392
Retailing	1.0	62,891
Diversified Financials	1.0	61,590
Media	0.9	57,144
Other Assets in Excess of Liabilities	2.9	189,094

NET ASSETS	100.0%	$6,421,508

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

4

Marvin & Palmer

LARGE CAP GROWTH FUND

Portfolio of Investments

February 29, 2012

(Unaudited)

	Shares	Value
COMMON STOCKS — 97.1%
Capital Goods — 15.0%
AMETEK, Inc.	1,100	$52,360
Boeing Co., (The)	800	59,960
Caterpillar, Inc.	1,900	216,999
Cummins, Inc.	1,400	168,798
Deere & Co.	700	58,051
Joy Global, Inc.	500	43,480
Precision Castparts Corp.	1,375	230,216
Roper Industries, Inc.	700	64,064
United Technologies Corp.	800	67,096

		961,024

Consumer Durables & Apparel — 6.1%
Coach, Inc.	2,600	194,584
NIKE, Inc., Class B	1,800	194,256

		388,840

Consumer Services — 6.3%
McDonald’s Corp.	1,350	134,028
Starbucks Corp.	1,600	77,696
Yum! Brands, Inc.	2,900	192,096

		403,820

Diversified Financials — 1.0%
T. Rowe Price Group, Inc.	1,000	61,590

Energy — 8.2%
Cameron International Corp.*	1,300	72,423
Chevron Corp.	700	76,384
Exxon Mobil Corp.	700	60,550
FMC Technologies, Inc.*	1,100	55,473
National Oilwell Varco, Inc.	1,100	90,783
Occidental Petroleum Corp.	600	62,622
Oceaneering International, Inc.	800	43,416
Schlumberger Ltd.	800	62,088

		523,739

Food & Staples Retailing — 5.0%
Costco Wholesale Corp.	1,600	137,696
Wal-Mart Stores, Inc.	2,000	118,160
Whole Foods Market, Inc.	800	64,592

		320,448

Food, Beverages & Tobacco — 3.9%
Altria Group, Inc.	4,000	120,400
Coca-Cola Co., (The)	900	62,874
Philip Morris International, Inc.	800	66,816

		250,090

Health Care Equipment & Services — 5.8%
Humana, Inc.	1,600	139,360
Intuitive Surgical, Inc *	350	179,067
Medtronic, Inc.	1,500	57,180

		375,607

	Shares	Value
Materials — 2.1%
CF Industries Holdings, Inc.	400	$74,400
Monsanto Co.	800	61,904

		136,304

Media — 0.9%
Viacom, Inc., Class B	1,200	57,144

Pharmaceuticals, Biotechnology & Life Sciences — 7.8%
Abbott Laboratories	1,100	62,271
Alexion Pharmaceuticals, Inc.*	1,900	159,087
Biogen Idec, Inc.*	2,400	279,528

		500,886

Retailing — 1.0%
Amazon.com, Inc.*	350	62,891

Semiconductors & Semiconductor Equipment — 1.4%
Intel Corp.	3,400	91,392

Software & Services — 16.8%
Google, Inc., Class A*	425	262,756
International Business Machines Corp.	1,450	285,259
Intuit, Inc.	1,200	69,408
Mastercard, Inc., Class A	525	220,500
Microsoft Corp.	4,200	133,308
Nuance Communications, Inc.*	1,800	46,656
Oracle Corp.	2,200	64,394

		1,082,281

Technology Hardware & Equipment — 13.2%
Amphenol Corp., Class A	1,000	55,960
Apple, Inc.*	575	311,903
F5 Networks, Inc.*	400	49,984
Qualcomm, Inc.	4,500	279,810
SanDisk Corp.*	3,100	153,326

		850,983

Transportation — 2.6%
Union Pacific Corp.	1,500	165,375

TOTAL COMMON STOCKS (Cost $4,873,943)		6,232,414

TOTAL INVESTMENTS — 97.1% (Cost $4,873,943)		6,232,414

OTHER ASSETS IN EXCESS OF LIABILITIES — 2.9%		189,094

NET ASSETS — 100.0%		$6,421,508

*	Non-income producing.
PLC	—Public Limited Company.

The accompanying notes are an integral part of the financial statements.

5

Marvin & Palmer

LARGE CAP GROWTH FUND

Statement of Assets and Liabilities

February 29, 2012

(Unaudited)

ASSETS
Investments, at value (Cost $4,873,943)	$6,232,414
Cash and cash equivalents	291,138
Receivables
Investments sold	65,595
Investment adviser	34,922
Dividends and interest	7,848
Prepaid expenses and other assets	18,105

Total assets	6,650,022

LIABILITIES
Payables for investments purchased	177,849
Other accrued expenses and liabilities	50,665

Total liabilities	228,514

Net Assets	$6,421,508

NET ASSETS CONSIST OF
Par value	$698
Paid-in capital	13,709,009
Accumulated net investment loss	(3,642)
Accumulated net realized loss from investments	(8,643,028)
Net unrealized appreciation on investments	1,358,471

Net Assets	$6,421,508

Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	697,675

Net asset value, offering and redemption price per share	$9.20

The accompanying notes are an integral part of the financial statements.

6

Marvin & Palmer

LARGE CAP GROWTH FUND

Statement of Operations

Six Months Ended February 29, 2012

(Unaudited)

Investment Income
Dividends	$48,040
Interest	86

Total investment income	48,126

Expenses
Administration and accounting fees	75,509
Advisory fees	31,005
Transfer agent fees	13,889
Audit fees	13,315
Directors’ and officers’ fees	9,390
Printing and shareholder reporting fees	8,676
Registration and filing fees	7,920
Legal fees	5,643
Insurance	2,570
Custodian fees	1,553
Other expenses	1,241

Total expenses before waivers and reimbursements	170,711

Less: waivers and reimbursements	(132,550)

Net expenses after waivers and reimbursements	38,161

Net investment income	9,965

Net realized and unrealized gain/(loss) from investments
Net realized gain/(loss) from:
Investments	976,050
Net change in unrealized appreciation/(depreciation) on:
Investments	(445,098)

Net realized and unrealized gain from investments	530,952

Net increase in net assets resulting from operations	$540,917

The accompanying notes are an integral part of the financial statements.

7

Marvin & Palmer

LARGE CAP GROWTH FUND

Statements of Changes in Net Assets

	For the Six Months Ended February 29, 2012 (Unaudited)	For the Year Ended August 31, 2011
Increase/(decrease) in net assets from operations:
Net investment income	$9,965	$5,258
Net realized gain from investments	976,050	1,459,918
Net change in unrealized appreciation/(depreciation) from investments	(445,098)	596,680

Net increase in net assets resulting from operations	540,917	2,061,856

Dividends and distributions to shareholders from:
Net investment income	(19,259)	—

Net decrease in net assets from dividends and distributions to shareholders	(19,259)	—

Capital transactions:
Proceeds from shares sold	14,900	236,650
Reinvestment of distributions	18,361	—
Shares redeemed	(4,617,930)	(794,276)

Net decrease in net assets from capital transactions	(4,584,669)	(557,626)

Total increase/(decrease) in net assets	(4,063,011)	1,504,230
Net assets
Beginning of period	10,484,519	8,980,289

End of period	$6,421,508	$10,484,519

Undistributed net investment income/(loss), end of period	$(3,642)	$5,652

Share transactions:
Shares sold	1,714	25,164
Shares reinvested	2,186	—
Shares redeemed	(526,867)	(90,475)

Total share transactions	(522,967)	(65,311)

The accompanying notes are an integral part of the financial statements.

8

Marvin & Palmer

LARGE CAP GROWTH FUND

Financial Highlights

Contained below is per share operating performance data for each share outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	For the Six Months Ended February 29, 2012 (Unaudited)		For the Year Ended August 31, 2011	For the Year Ended August 31, 2010	For the Year Ended August 31, 2009	For the Year Ended August 31, 2008	For the Period June 29, 2007* to August 31, 2007
Per Share Operating Performance
Net asset value, beginning of period	$8.59		$6.98	$6.64	$9.32	$10.20	$10.00

Net investment income/(loss)	0.01		— (1)	— (1)	0.02	0.01	—	(1)
Net realized and unrealized gain/(loss) on investments	0.62		1.61	0.35	(2.68)	(0.89)	0.20

Net increase/(decrease) in net assets resulting from operations	0.63		1.61	0.35	(2.66)	(0.88)	0.20

Dividends to shareholders from:
Net investment income	(0.02)		—	(0.01)	(0.02)	— (1)	—

Net asset value, end of period	$9.20		$8.59	$6.98	$6.64	$9.32	$10.20

Total investment return(2)	7.31	%(3)	23.07%	5.28%	(28.51)%	(8.61)%	2.00	%(3)
Ratio/Supplemental Data
Net assets, end of period (000’s omitted)	$6,422		$10,485	$8,980	$19,343	$28,780	$15,283
Ratio of expenses to average net assets	0.80	%(4)	0.80%	0.80%	0.80%	0.80%	0.80	%(4)
Ratio of expenses to average net assets without waivers and expense reimbursements	3.58	%(4)	3.22%	2.62%	2.27%	2.09%	3.93	%(4)
Ratio of net investment income/(loss) to average net assets	0.21	%(4)	0.05%	(0.01)%	0.37%	0.12%	0.21	%(4)
Portfolio turnover rate	72.37	%(3)	95.16%	138.68%	237.91%	252.37%	28.70	%(3)

*	Commencement of Operations.
(1)	Less than $0.005 per share.
(2)	Total investment return is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.
(3)	Not Annualized.
(4)	Annualized.

The accompanying notes are an integral part of the financial statements.

9

Marvin & Palmer

LARGE CAP GROWTH FUND

February 29, 2012

(Unaudited)

1.	Organization and Significant Accounting Policies

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as an open-end management investment company. RBB is a “series fund,” which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the Investment Company Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has nineteen active investment portfolios, including the Marvin & Palmer Large Cap Growth Fund (the “Fund”), which commenced investment operations on June 29, 2007.

RBB has authorized capital of one hundred billion shares of common stock of which 80.373 billion shares are currently classified into one hundred and forty classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio. The Fund has issued shares with a par value of $0.001.

PORTFOLIO VALUATION — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 —	quoted prices in active markets for identical securities;

• Level 2 —	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 29, 2012, in valuing the Fund’s investments carried at fair value:

	Total Value at February 29, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities*	$6,232,414	$6,232,414	$—	$—

*	Please refer to the Portfolio of Investments for industry and security type breakouts.

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

10

Marvin & Palmer

LARGE CAP GROWTH FUND

Notes to Financial Statements (Continued)

February 29, 2012

(Unaudited)

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For the six months ended February 29, 2012, there were no transfers between Levels 1, 2 and 3 for the Fund.

USE OF ESTIMATES — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be significant.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES — The Fund records security transactions based on trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. The Fund’s investment income, expenses and unrealized and realized gains and losses are allocated daily. Expenses incurred on behalf of a specific class, fund or fund family of the Company are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all the RBB funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of RBB, or in such other manner as the Company’s Board of Directors deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the NAV of the Fund.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income and distributions from net realized capital gains, if any, are declared, recorded on the ex-dividend date and paid at least annually to shareholders. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. generally accepted accounting principles (“U.S. GAAP”).

U.S. TAX STATUS — No provision is made for U.S. income taxes as it is the Fund’s intention to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

CASH AND CASH EQUIVALENTS — The Fund considers liquid assets deposited into a bank demand deposit account to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or purchase investments. Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

OTHER — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

2.	Investment Adviser and Other Services

Marvin & Palmer Associates, Inc. (“Marvin & Palmer” or the “Adviser”) serves as investment adviser to the Fund pursuant to an investment advisory agreement with the Company (the “Advisory Agreement”). For its services, the Adviser is paid a monthly fee at the annual rate of 0.65% of the Fund’s average daily net assets. The Adviser has contractually agreed to waive its advisory fees and/or reimburse expenses to the extent that total annual Fund operating expenses (excluding certain items discussed below) exceed 0.80% of the Fund’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause net total annual Fund operating expenses to exceed 0.80%: acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes. This contractual limitation is in effect until December 31, 2012 and may not be terminated without the approval of the Company’s Board of Directors. The Adviser may discontinue these arrangements at any time after December 31, 2012. If at any time during the three years ending March 4, 2015 in which the advisory agreement is in effect, the Fund’s total annual operating expenses for that year are less than 0.80% of the Fund’s average daily net assets, the Adviser is entitled to reimbursement by the Fund, in whole or in part, of the advisory fees waived and other payments remitted by the Adviser to the Fund during such three-year period. For the six months ended February 29, 2012, investment advisory fees accrued and waived were $31,005 and expenses reimbursed or to be reimbursed by the Adviser were $101,545.

11

Marvin & Palmer

LARGE CAP GROWTH FUND

Notes to Financial Statements (Continued)

February 29, 2012

(Unaudited)

As of February 29, 2012, the total fees which were previously waived by the Advisor which may be subject to possible future reimbursements to the Adviser were as follows:

Expiration
August 31, 2012	August 31, 2013	August 31, 2014	Februay 28, 2015
$268,864	$251,254	$261,943	$132,550

BNY Mellon Investment Servicing (US), Inc. (“BNY Mellon”) serves as administrator for the Fund. Administration and accounting fees accrued also include certain Transfer Agent and custodian fees. For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Fund’s average daily net assets, subject to certain minimum monthly fees.

Included in the administration and accounting fees are fees for providing regulatory administration services to RBB. For providing these services, BNY Mellon is entitled to receive compensation as agreed to by the Company and BNY Mellon. This fee is allocated to each portfolio in proportion to its net assets of the Company.

In addition, BNY Mellon serves as the Fund’s transfer and dividend disbursing agent. For providing transfer agent services, BNY Mellon is entitled to receive out of pocket expenses.

The Bank of New York Mellon (the “Custodian”) provides certain custodial services to the Fund. The Custodian is entitled to receive a monthly fee equal to an annual percentage rate of the Portfolio’s average daily net assets subject to certain minimum monthly fees and may receive out of pocket expenses.

BNY Mellon Distributors LLC, formerly known as BNY Mellon Distributors Inc., serves as the principal underwriter and distributor of the Fund’s shares pursuant to a Distribution Agreement with RBB.

3.	Director Compensation

The Directors of the Company receive an annual retainer, meeting fees and reimbursement of out of pocket expenses for meetings attended. The remuneration paid to the Directors by the Fund during the six months ended February 29, 2012 was $4,110. Certain employees of BNY Mellon are Officers of the Company. They are not compensated by the Fund or the Company.

4.	Investment in Securities

For the six months ended February 29, 2012, aggregate purchases and sales of investment securities (excluding short-term investments) of the Fund were as follows:

	Purchases	Sales
Investment Securities	$6,763,998	$11,173,799

5.	Federal Income Tax Information

The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

As of February 29, 2012, federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

Federal Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
$4,873,943	$1,367,858	$(9,387)	$1,358,471

12

Marvin & Palmer

LARGE CAP GROWTH FUND

Notes to Financial Statements (Concluded)

February 29, 2012

(Unaudited)

Distributions to shareholders from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

As of February 29, 2012, the Fund had no tax-basis distributable earnings.

The difference between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term and foreign currency gains are reportable as ordinary income for federal income tax purposes.

There were no distributions paid during the fiscal year ended August 31, 2011.

For federal income tax purposes, capital loss carryforwards are available to offset future capital gains. As of August 31, 2011, the Fund had a capital loss carryforward of $9,618,197 which will expire as follows:

August 31, 2018	$3,287,157
August 31, 2017	$6,331,040

On December 22, 2010, President Obama signed into law the Regulated Investment Company Modernization Act of 2010 (the “Act”). The Act updates certain tax rules applicable to regulated investment companies (“RICs”). The various provisions of the Act will generally be effective for RICs with taxable years beginning after December 22, 2010. Additional information regarding the impact of the Act on the Fund, if any, will be contained within the relevant sections of the notes to financial statements for the fiscal year ending August 31, 2012.

6.	New Accounting Pronouncement

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”)”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. Management is currently evaluating the implications of ASU No. 2011-04 and its impact on the financial statements.

7.	Subsequent Event

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there was the following subsequent event:

The Bank of New York Mellon Corporation announced on November 28, 2011 that it had agreed to sell BNY Mellon Distributors LLC (together, the “Distributor”) and its four subsidiaries to Foreside Distributors, LLC, a subsidiary of Foreside Financial Group, LLC (the “Transaction”). The Transaction closed on March 31, 2012. Upon the closing of the Transaction, the Distributor became an indirect, wholly owned subsidiary of Foreside Financial Group, LLC and was renamed Foreside Funds Distributors LLC effective April 1, 2012.

For the period March 1, 2012 through April 26, 2012, there were net redemptions of $3,420,077, which represented 53% of the Fund’s net assets.

13

Marvin & Palmer

LARGE CAP GROWTH FUND

Other Information

(Unaudited)

Proxy Voting

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling Marvin & Palmer at (877) 821-2117 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Company files a complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) on Form N-Q. The Company’s Form N-Q is available on the SEC website at http://www.sec.gov and may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information on the operation of the SEC Public Reference Room may be obtained by calling (202) 551-8090.

14

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Investment Adviser

Marvin & Palmer Associates, Inc.

1201 N. Market Street

Suite 2300

Wilmington, DE 19801-1165

Administrator

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, DE 19809

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Principal Underwriter

Foreside Funds Distributors LLC

400 Berwyn Park

899 Cassatt Road

Berwyn, PA 19312

Custodian

The Bank of New York Mellon

One Wall Street

New York, NY 10286

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Two Commerce Square, Suite 1700

2001 Market Street

Philadelphia, PA 19103-7042

Counsel

Drinker Biddle & Reath LLP

One Logan Square, Ste. 2000

Philadelphia, PA 19103-6996

Semi-Annual Report

February 29, 2012
(Unaudited)

PERIMETER
CAPITAL MANAGEMENT

Investment Adviser:

Perimeter Capital Management

This report has been prepared for Shareholders of the Perimeter Small Cap Growth Fund. It is not authorized for distribution to prospective investors unless preceded by or accompanied by a current prospectus.

PERIMETER

SMALL CAP GROWTH FUND

Semi-Annual Investment Adviser’s Report

February 29, 2012

(Unaudited)

Dear Shareholders:

The Perimeter Small Cap Growth Fund (the “Fund”) returned 10.38% (I Shares) and 10.16% (Investor Shares) versus the 12.99% return of the Russell 2000 Growth Index during the six-month period ended February 29, 2012. Following a sharp market downturn in August, the fiscal year began on shaky footing as economic data in the US and abroad prompted fears of a double-dip recession. These fears were more perception than reality, however, as the job market began to heal, Congress and the Administration reached a compromise on the debt ceiling debate, and various manufacturing indices improved. While global concerns remained at the start of calendar 2012, including the European Union (EU) crisis and slowing growth in China, US economic data continued to show improvement, suggesting a self-sustaining recovery. The market kicked off the new year with a strong January Effect where lower-priced stocks surged, although by February, falling stock correlations began to reward quality fundamental stock-picking. Overall, higher beta sectors like Technology and Consumer Discretionary, continued to lead the market given high exposure to the economic cycle.

The Financials sector was a top contributor to Perimeter’s performance given strong stock selection across several industries and with particular strength from SVB Financial Group (SIVB) and Umpqua Holdings (UMPQ) in the Banking industry. Maintaining an underweight position in weaker performing Consumer Staples, along with strong performance from Hain Celestial Group (HAIN) in the Food Products area, also contributed to the Fund’s performance.

Although performance from Technology and Consumer Discretionary improved by the end of the period, both sectors presented overall headwinds during the first half of the fiscal year. Within Technology, Cavium Networks (CAVM) and Interactive Intelligence (ININ) detracted from performance after reporting disappointing news relative to estimated growth. Likewise, in Consumer Discretionary, Shutterfly (SFLY) and Crocs (CROX) experienced earnings missteps that led to significant setbacks in the stocks during the period.

Given our quality-focused stock selection process, we are encouraged by the recent decline in historically high stock correlations, which has presented a headwind to fundamental stock-picking in recent years. At the same time, volatility levels have fallen, reflecting a more stable environment, one in which the Fund has historically excelled.

Looking forward, we have seen encouraging signs from our domestic economy such as steady gains in employment, strong manufacturing production, stabilizing home prices, and a resilient consumer. That being said, despite an accommodative fiscal environment, global risks from the European Union and China that remain (along with the risk that rising oil prices) could dampen US consumer spending. As we look forward, we feel confident that our bottom-up, fundamental process will lead us to companies that we believe can generate strong fundamental momentum and accelerating growth.

Sincerely,

Perimeter Capital Management

This represents the manager’s assessment of the Fund and the market environment at a specific point in time and should not be relied upon by the reader as research or investment advice.

Portfolio composition is subject to change. The current and future portfolio holdings of the Fund are subject to investment risk.

The Russell 2000® Index is a widely-recognized, capitalization-weighted index that measures the performance of the smallest 2,000 companies in the Russell 3000® Index. The Russell 2000® Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. Direct investment into an index is not possible.

1

PERIMETER

SMALL CAP GROWTH FUND

Semi-Annual Report

February 29, 2012

(Unaudited)

Average Annual Total Returns For The Periods Ended February 29, 2012

	Six Months*	One Year	Three Year	Five Year	Since Inception****
Perimeter Small Cap Growth Fund, Investor Class Shares**	10.16%	–0.57%	26.14%	1.69%	3.38%
Perimeter Small Cap Growth Fund, I Shares***	10.38%	–0.30%	26.39%	1.89%	0.87%
Russell 2000® Growth Index	12.99%	2.38%	31.21%	3.93%	5.54%

*	Not Annualized
**	Investor Class Shares were offered beginning September 29, 2006.
***	I Shares were offered beginning December 31, 2007. The performance shown for the I Shares prior to December 31, 2007 is based on the performance and expenses of the Investor Class Shares, and has not been adjusted for the shareholder servicing fee charged specifically to the Investor Class Shares.
****	The Fund commenced operations on September 29, 2006 as a separate portfolio (the “Predecessor Fund”) of The Advisors’ Inner Circle Fund II. The performance shown for periods prior to February 8, 2010 represents the performance of the Predecessor Fund.

The performance data quoted herein represents past performance. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than its original cost. Current performance may be higher or lower than the performance quoted. For performance current to the most recent month-end, please call 1-888-968-4964. Performance assumes reinvestment of dividends and capital gains. Unlike a mutual fund, index returns do not reflect taxes, fees or expenses. The Fund’s gross total expense ratio as stated in the prospectus is 1.39% for Investor Shares and 1.14% for I Shares. The performance quoted reflects fee waivers in effect and would have been lower in their absence. The Fund charges a 2.00% redemption fee if redeemed within 7 days. The Adviser has contractually agreed to limit the total expenses of the Investor Class Shares and I Shares of the Fund (excluding acquired fund fees and expenses, brokerage commissions, extraordinary items, interest and taxes) to 1.35% and 1.10% of the average daily net assets of the Fund’s Investor Class Shares and I Shares, respectively, through December 31, 2012.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual fund investing involves risk including the possible loss of principal. The Fund invests in small cap stocks which generally involve more risk than large cap stocks due to potentially greater volatility and less market liquidity.

2

PERIMETER

SMALL CAP GROWTH FUND

Fund Expense Disclosure

February 29, 2012

(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees, distribution fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period from August 1, 2011 through February 29, 2012, and held for the entire period.

Actual Expenses

The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Perimeter Small Cap Growth Fund —Investor Class
	Beginning Account Value September 1, 2011	Ending Account Value February 29, 2012	Expenses Paid During Period*
Actual	$1,000.00	$1,101.56	$7.05
Hypothetical — (5% return before expenses)	1,000.00	1,018.15	6.77

	Perimeter Small Cap Growth Fund — I Shares
	Beginning Account Value September 1, 2011	Ending Account Value February 29, 2012	Expenses Paid During Period*
Actual	$1,000.00	$1,103.75	$5.77
Hypothetical — (5% return before expenses)	1,000.00	1,019.38	5.53

*	Expenses are equal to an annualized six-month expense ratio of 1.35% for the Investor Class and 1.10% for the I Shares which includes waived fees, reimbursed expenses or recoupment, multiplied by the average account value over the period, multiplied by the number of days in the most recent period 182, then divided by 366 to reflect the six-month period. The Fund’s ending account values on the first line in each table are based on the actual six-month total return for the Fund of 10.16% for the Investor Class and 10.38% for the I Shares.

3

PERIMETER

SMALL CAP GROWTH FUND

Portfolio Holdings Summary Table

February 29, 2012

(Unaudited)

The following table presents a summary by sector of the portfolio holdings of the Fund:

	% of Net Assets	Value
Domestic Common Stocks:
Consumer Non-cyclical	23.8%	$76,599,303
Technology	17.7	56,876,060
Consumer Cyclical	14.8	47,463,017
Industrial	13.8	44,407,756
Communications	11.3	36,278,442
Energy	8.1	25,937,672
Financial	6.5	20,886,686
Basic Materials	3.9	12,608,727
Other Assets In Excess of Liabilities	0.1	349,271

	100%	$321,406,934

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

4

PERIMETER

SMALL CAP GROWTH FUND

Portfolio of Investments

February 29, 2012

(Unaudited)

	Shares	Value
COMMON STOCK† — 99.9%
Basic Materials — 3.9%
Balchem	35,311	$962,225
Buckeye Technologies	52,770	1,802,623
Coeur D’alene Mines*	54,070	1,537,751
Hecla Mining	58,570	297,536
KapStone Paper and Packaging*	92,440	1,858,044
Kraton Performance Polymers*	76,625	2,129,409
Kronos Worldwide	104,170	2,434,453
Sensient Technologies	42,895	1,586,686

		12,608,727

Communications — 11.3%
AboveNet*	34,080	2,370,605
ADTRAN	9,294	327,613
Allot Communications*	92,717	1,654,998
BroadSoft*	62,927	2,288,655
Cbeyond*	164,555	1,263,782
ClickSoftware Technologies	190,536	2,090,180
DealerTrack Holdings*	87,640	2,440,774
DigitalGlobe*	112,730	1,733,787
Dolan*	49,623	445,614
EZchip Semiconductor*	62,770	2,537,163
Finisar*	116,940	2,372,713
HealthStream*	65,493	1,338,022
InterDigital	28,190	1,066,991
NIC	81,771	988,611
NICE Systems, ADR*	56,099	1,918,025
Procera Networks*	60,171	1,170,928
Shutterfly*	91,013	2,490,116
Sonus Networks*	626,108	1,828,235
SPS Commerce*	6,710	166,744
US Auto Parts Network*	140,050	679,243
ValueClick*	145,776	3,032,141
Websense*	15,304	275,625
Zix*	613,610	1,797,877

		36,278,442

Consumer Cyclical — 14.8%
Allegiant Travel*	22,670	1,133,047
Ascena Retail Group*	24,996	964,846
Beacon Roofing Supply*	67,645	1,595,069
Bebe Stores	187,600	1,680,896
Body Central*	54,975	1,530,504
Buckle	36,490	1,639,131
Buffalo Wild Wings*	13,267	1,147,463
Caribou Coffee*	37,195	616,693
Casual Male Retail Group*	383,538	1,208,145
Chico’s FAS	140,430	2,107,854
Domino’s Pizza*	32,930	1,266,488
Ethan Allen Interiors	64,210	1,621,302
Express*	117,567	2,798,095
Ezcorp, Cl A*	57,215	1,802,272

	Shares	Value
Consumer Cyclical — (Continued)
Finish Line, Cl A	85,190	$1,958,518
First Cash Financial Services*	53,988	2,281,533
Genesco*	30,111	2,051,763
Iconix Brand Group*	120,640	2,190,822
La-Z-Boy*	95,800	1,368,982
Lithia Motors, Cl A	76,263	1,800,569
Maidenform Brands*	70,429	1,479,009
Pier 1 Imports*	106,300	1,825,171
Rush Enterprises, Cl A*	70,099	1,669,758
Select Comfort*	56,550	1,673,315
Steven Madden*	65,490	2,827,858
Vitamin Shoppe*	59,527	2,525,731
Wabash National*	104,429	1,102,770
WMS Industries*	72,420	1,595,413

		47,463,017

Consumer Non-cyclical — 23.8%
Akorn*	193,005	2,418,353
American Public Education*	55,241	2,163,237
ArthroCare*	16,050	418,905
Astex Pharmaceuticals*	665,004	1,216,957
Atrion	2,251	463,706
Bruker*	95,349	1,528,444
Cardiome Pharma*	206,034	459,456
Centene*	39,660	1,935,408
Consolidated Graphics*	49,295	2,301,583
Corporate Executive Board	23,673	981,009
Corrections Corp of America*	82,780	2,074,467
Depomed*	202,970	1,276,681
DFC Global*	89,825	1,608,766
Euronet Worldwide*	101,570	1,959,285
FTI Consulting*	55,360	2,218,275
Grand Canyon Education*	120,850	2,067,743
Haemonetics*	33,905	2,272,652
Hain Celestial Group*	44,534	1,818,768
Huron Consulting Group*	64,670	2,469,101
ICON ADR*	129,397	2,740,628
ICU Medical*	41,285	1,894,156
Impax Laboratories*	121,384	2,834,316
Integra LifeSciences Holdings*	44,980	1,421,368
Inter Parfums	99,024	1,670,535
Jazz Pharmaceuticals*	54,050	2,836,003
Metropolitan Health Networks*	118,730	992,583
Myriad Genetics*	120,970	2,927,474
Onyx Pharmaceuticals*	50,910	1,950,871
PAREXEL International*	61,558	1,506,940
Rent-A-Center	58,150	2,059,673
Ruddick	38,510	1,577,370
Salix Pharmaceuticals*	41,520	2,047,766
Sanderson Farms	41,580	2,045,736
Seattle Genetics*	125,110	2,309,531

The accompanying notes are an integral part of the financial statements.

5

PERIMETER

SMALL CAP GROWTH FUND

Portfolio of Investments (Continued)

February 29, 2012

(Unaudited)

	Shares	Value
Consumer Non-cyclical — (Continued)
Sotheby’s	20,436	$803,952
Spectrum Brands Holdings*	71,020	2,018,388
Spectrum Pharmaceuticals*	67,590	959,102
Thoratec*	49,115	1,694,468
TNS*	63,749	1,168,519
Transcend Services*	44,740	961,910
TrueBlue*	59,020	977,371
United Therapeutics*	16,493	787,211
VistaPrint*	77,060	3,134,801
Wright Express*	26,274	1,625,835

		76,599,303

Energy — 8.1%
CARBO Ceramics	23,690	2,171,188
Dawson Geophysical*	46,455	1,760,180
Energy XXI Bermuda*	51,700	1,935,131
Georesources*	77,766	2,491,623
Gulfport Energy*	58,798	1,976,789
Helix Energy Solutions Group*	106,104	2,041,441
Key Energy Services*	106,901	1,823,731
Kodiak Oil & Gas*	201,610	1,953,601
North American Energy Partners*	162,341	946,448
OYO Geospace*	30,723	3,381,066
Rex Energy*	134,885	1,551,178
Rosetta Resources*	36,141	1,844,637
Swift Energy*	68,620	2,060,659

		25,937,672

Financial — 6.5%
Altisource Portfolio Solutions SA*	17,970	1,157,987
Boston Private Financial Holdings	154,910	1,476,292
Endurance Specialty Holdings*	41,920	1,612,243
First Citizens BancShares, Cl A	5,096	897,660
Hanover Capital Mortgage Holdings*	112,749	2,297,825
KBW	72,965	1,206,111
Maiden Holdings	163,782	1,416,714
Platinum Underwriters Holdings	69,320	2,465,019
ProAssurance	16,258	1,426,802
SVB Financial Group*	47,031	2,787,998
Texas Capital Bancshares*	25,230	855,045
Umpqua Holdings	77,806	958,570
WisdomTree Investments*	188,420	1,334,014
World Acceptance*	15,655	994,406

		20,886,686

Industrial — 13.8%
A.O. Smith	59,966	2,708,065
Actuant, Cl A	16,750	471,847
Atlas Air Worldwide Holdings*	46,084	1,964,100
Chart Industries*	35,243	2,410,269
Curtiss-Wright	59,980	2,228,257
DXP Enterprises*	3,511	129,907

	Shares	Value
Industrial — (Continued)
EnerSys*	49,548	$1,663,822
EnPro Industries*	63,395	2,396,965
General Cable*	34,779	1,077,106
Gulfmark Offshore, Cl A*	37,190	1,868,426
Hexcel*	89,540	2,262,676
HUB Group, Cl A*	33,062	1,177,999
II-VI*	72,286	1,690,769
Landstar System	30,090	1,626,665
Marten Transport	56,003	1,168,783
MasTec*	141,480	2,488,633
Mistras Group*	87,340	1,956,416
MYR Group*	82,860	1,659,686
Newport*	51,966	868,872
NVE*	27,463	1,469,271
Old Dominion Freight Line*	49,184	2,139,996
OSI Systems*	41,065	2,422,835
Silgan Holdings	40,210	1,709,729
TriMas*	98,416	2,384,620
Triumph Group	38,590	2,462,042

		44,407,756

Technology — 17.7%
ACI Worldwide*	86,942	3,284,669
ATMI*	46,969	1,034,727
Cavium*	82,040	2,931,289
CommVault Systems*	30,374	1,566,387
Computer Programs & Systems	28,460	1,731,506
Diodes*	90,167	2,239,748
Emulex*	82,050	858,243
inContact*	268,411	1,430,631
Interactive Intelligence Group*	69,632	1,949,696
Kulicke & Soffa Industries*	134,780	1,517,623
Lattice Semiconductor*	249,172	1,642,043
LivePerson*	201,289	3,035,438
LTX-Credence*	178,350	1,203,863
Maxwell Technologies*	70,633	1,284,814
MedAssets*	101,750	1,452,990
Mellanox Technologies*	58,840	2,245,923
Mentor Graphics*	150,850	2,286,886
MIPS Technologies*	307,110	1,768,954
Mitek Systems*	87,180	906,672
Monotype Imaging Holdings*	55,440	777,823
NetScout Systems*	117,010	2,484,122
Nova Measuring Instruments*	212,280	1,566,626
Omnicell*	126,230	1,883,352
Open Text*	36,890	2,254,717
Opnet Technologies	61,964	1,769,072
Parametric Technology*	113,940	3,042,198
RADWARE*	53,715	1,788,172
Silicon Image*	197,510	1,021,127
SolarWinds*	29,860	1,112,584

The accompanying notes are an integral part of the financial statements.

6

PERIMETER

SMALL CAP GROWTH FUND

Portfolio of Investments (Concluded)

February 29, 2012

(Unaudited)

	Shares	Value
Technology — (Continued)
TriQuint Semiconductor*	408,790	$2,632,608
Ultimate Software Group*	17,040	1,189,733
Volterra Semiconductor*	31,950	981,824

		56,876,060

TOTAL COMMON STOCK (Cost $264,619,516)		321,057,663

Warrants — 0.0%
Energy — 0.0%
Magnum Hunter Resources, Expires 10/14/13	31,749	0

TOTAL WARRANTS (Cost $0)		0

TOTAL INVESTMENTS — 99.9% (Cost $264,619,516)		321,057,663

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		349,271

NET ASSETS — 100.0%		$321,406,934

†	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
*	Non-income producing security.
ADR	American Depositary Receipt
Cl	Class

The accompanying notes are an integral part of the financial statements.

7

PERIMETER

SMALL CAP GROWTH FUND

Statement of Assets & Liabilities

February 29, 2012

(Unaudited)

ASSETS
Investments, at value (Cost $264,619,516)	$321,057,663
Cash	2,815,391
Receivables
Investments sold	3,579,832
Capital shares sold	416,090
Dividends and interest	44,965
Prepaid expenses and other assets	40,142

Total assets	327,954,083

LIABILITIES
Payable for investments purchased	5,862,232
Capital shares redeemed	323,356
Investment advisory fees	216,333
Administration and accounting fees	26,624
Directors’ and officers’ fees	852
Other accrued expenses and liabilities	117,752

Total liabilities	6,547,149

Net Assets	$321,406,934

NET ASSETS CONSIST OF
Par value	$33,618
Paid-in capital	265,118,906
Accumulated net investment loss	(1,241,387)
Accumulated net realized gain from investments	1,057,650
Net unrealized appreciation on investments	56,438,147

Net Assets	$321,406,934

Investor Class
Net Assets	$87,047,163

Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	9,179,148

Net asset value, offering and redemption price per share	$9.48

I Shares
Net Assets	$234,359,771

Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	24,439,085

Net asset value, offering and redemption price per share	$9.59

The accompanying notes are an integral part of the financial statements.

8

PERIMETER

SMALL CAP GROWTH FUND

Statement of Operations

Six Months Ended February 29, 2012

(Unaudited)

Investment Income
Dividends (net of foreign taxes withheld of $13,368)	$618,612
Interest	976

Total investment income	619,588

Expenses
Advisory fees	1,417,738
Distribution fees(1)	126,184
Transfer agent fees	154,393
Administration and accounting fees	143,976
Printing and shareholder reporting fees	66,410
Professional fees	37,563
Directors’ and officers’ fees	22,968
Registration and filing fees	20,172
Insurance fees	10,707
Custodian fees	6,741
Other expenses	3,490

Total expenses before waivers and recoupment	2,010,342
Less: waiver of Advisory fees	(149,367)

Net expenses after waivers and recoupment	1,860,975

Net investment loss	(1,241,387)

Net realized and unrealized gain/(loss) from investments
Net realized gain/(loss) from:
Investments	5,420,364
Net change in unrealized appreciation/(depreciation) on:
Investments	26,407,723

Net realized and unrealized gain from investments	31,828,087

Net increase in net assets resulting from operations	$30,586,700

(1)	Attributable to Investor Class Shares.

The accompanying notes are an integral part of the financial statements.

9

PERIMETER

SMALL CAP GROWTH FUND

Statement of Changes in Net Assets

	For the Six Months Ended February 29, 2012 (Unaudited)	For the Year Ended August 31, 2011
Increase/(decrease) in net assets from operations:
Net investment loss	$(1,241,387)	$(3,261,788)
Net realized gain from investments	5,420,364	70,401,044
Net change in unrealized appreciation from investments	26,407,723	17,115,011

Net increase in net assets resulting from operations	30,586,700	84,254,267

Dividends and distributions to shareholders from:

Net realized capital gains
Investor Class	(19,965,000)	—
I Shares	(40,427,651)	—

Net decrease in net assets from dividends and distributions to shareholders	(60,392,651)	—

Capital transactions:
Investor Class
Proceeds from shares sold	10,086,023	33,689,670
Reinvestment of distributions	19,950,107	—
Shares redeemed	(51,826,359)	(116,312,148)

Total Investor Class	(21,790,229)	(82,622,478)

I Shares
Proceeds from shares sold	32,404,230	85,807,601
Reinvestment of distributions	40,118,933	—
Shares redeemed	(35,853,113)	(76,944,076)

Total I Shares	36,670,050	8,863,525

Redemption fees	947	6,660

Net increase/(decrease) in net assets from capital transactions	14,880,768	(73,752,293)

Total increase/(decrease) in net assets	(14,925,183)	10,501,974

Net assets
Beginning of period	336,332,117	325,830,143

End of period	$321,406,934	$336,332,117

Undistributed/accumulated net investment income/(loss), end of period	$(1,241,387)	$—

Increase/(decrease) in shares outstanding derived from share transactions:
Investor Class
Shares sold	1,070,769	2,982,297
Shares reinvested	2,403,627	—
Shares redeemed	(5,509,903)	(10,019,851)

Total Investor Class	(2,035,507)	(7,037,554)

I Shares
Shares sold	3,471,934	7,769,516
Shares reinvested	4,781,756	—
Shares redeemed	(3,733,799)	(6,555,944)

Total I Shares	4,519,891	1,213,572

Net increase/(decrease) in shares outstanding from share transactions	2,484,384	(5,823,982)

The accompanying notes are an integral part of the financial statements.

10

PERIMETER

SMALL CAP GROWTH FUND

Financial Highlights

Contained below is per share operating performance data for each share outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	Investor Class Shares
	Six Months Period Ended February 29, 2012 (Unaudited)		Year Ended August 31, 2011	One Month Period Ended August 31, 2010*		Year Ended July 31, 2010	Year Ended July 31, 2009	Year Ended July 31, 2008	Period Ended July 31, 2007**
Net asset value, Beginning of Period	$10.75		$8.79	$9.53		$8.45	$10.40	$11.49	$10.00

Income (Loss) from Operations:
Net Investment Loss(1)	(0.05)		(0.11)	(0.01)		(0.09)	(0.05)	(0.08)	(0.08	)(2)
Net Realized and Unrealized Gains (Loss) on Investments	0.84		2.07	(0.73)		1.17	(1.90)	(0.88)	1.57	(2)

Total from Operations	0.79		1.96	(0.74)		1.08	(1.95)	(0.96)	1.49

Dividends and Distributions from:
Net Realized Gains	(2.06)		—	—		—	—	(0.13)	—

Total Dividends and Distributions	(2.06)		—	—		—	—	(0.13)	—

Redemption Fees	—	(3)	— (3)	—	(3)	— (3)	— (3)	—	—

Net Asset Value, End of Period	$9.48		$10.75	$8.79		$9.53	$8.45	$10.40	$11.49

Total Return†	10.16%		22.30%	(7.77)%		12.78%	(18.75)%	(8.47)%	14.90%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$87,047		$120,543	$160,496		$174,434	$138,929	$122,353	$53,100
Ratio of Expenses to Average Net Assets (including waivers and recoupment, excluding fees paid indirectly)	1.35	%***	1.35%	1.35	%***	1.29%	1.11%	1.20%	1.38	%***
Ratio of Expenses to Average Net Assets (including waivers, recoupment and fees paid indirectly)	1.35	%***	1.35%	1.35	%***	1.29%	1.09%	1.16%	1.29	%***
Ratio of Expenses to Average Net Assets (excluding waivers, recoupment and fees paid indirectly)	1.44	%***	1.38%	1.47	%***	1.34%	1.41%	1.51%	2.11	%***
Ratio of Net Investment Loss to Average Net Assets	(0.96	)%***	(0.93)%	(0.97	)%***	(0.93)%	(0.66)%	(0.74)%	(0.79	)%***
Portfolio Turnover Rate‡	58%		122%	7%		97%	126%	147%	88%

†	Total return has not been annualized for periods less than one year. Total return would have been lower had certain expenses not been waived by the Adviser during the period. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
‡	Portfolio turnover rate has not been annualized for periods less than one year.
*	The Fund changed its fiscal year end to August 31.
**	Commenced operations on September 29, 2006.
***	Annualized
(1)	Per share data calculated using average shares method.
(2)	This amount is inconsistent with the Fund’s aggregate net income, gains and losses because of the timing of sales and redemption of Fund shares in relation to fluctuating market values for the investment portfolio.
(3)	Amount is less than $0.01 per share.

The accompanying notes are an integral part of the financial statements.

11

PERIMETER

SMALL CAP GROWTH FUND

Financial Highlights

Contained below is per share operating performance data for each share outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	I Shares
	Six Months Period Ended February 29, 2012 (Unaudited)		Year Ended August 31, 2011	One Month Period Ended August 31, 2010*		Year Ended July 31, 2010	Year Ended July 31, 2009	Period Ended July 31, 2008**
Net asset value, Beginning of Period	$10.83		$8.84	$9.58		$8.48	$10.42	$11.53

Income (Loss) from Operations:
Net Investment Loss(1)	(0.03)		(0.08)	(0.01)		(0.07)	(0.05)	(0.04)
Net Realized and Unrealized Gains (Loss) on Investments	0.85		2.07	(0.73)		1.17	(1.89)	(1.07)

Total from Operations	0.82		1.99	(0.74)		1.10	(1.94)	(1.11)

Dividends and Distributions from:
Net realized Gains	(2.06)		—	—		—	—	—

Total Dividend and Distributions	(2.06)		—	—		—	—	—

Redemption Fees	—	(2)	— (2)	—	(2)	— (2)	— (2)	—

Net Asset Value, End of Period	$9.59		$10.83	$8.84		$9.58	$8.48	$10.42

Total Return†	10.38%		22.51%	(7.73)%		12.97%	(18.62)%	(9.63)%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$234,360		$215,789	$165,334		$179,290	$154,905	$26,616
Ratio of Expenses to Average Net Assets (including waivers and recoupment, excluding fees paid indirectly)	1.10	%***	1.10%	1.10	%***	1.10%	1.04%	1.03	%***
Ratio of Expenses to Average Net Assets (including waivers, recoupment and fees paid indirectly)	1.10	%***	1.10%	1.10	%***	1.10%	1.03%	1.00	%***
Ratio of Expenses to Average Net Assets (excluding waivers, recoupment and fees paid indirectly)	1.20	%***	1.14%	1.22	%***	1.16%	1.36%	1.37	%***
Ratio of Net Investment Loss to Average Net Assets	(0.71	)%***	(0.69)%	(0.72	)%***	(0.74)%	(0.64)%	(0.58	)%***
Portfolio Turnover Rate‡	58%		122%	7%		97%	126%	147	%‡‡

†	Total return has not been annualized for periods less than one year. Total return would have been lower had certain expenses not been waived by the Adviser during the period. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
‡	Portfolio turnover rate has not been annualized for periods less than one year.
‡‡	Portfolio turnover rate is for the Fund for the year ended July 31, 2008.
*	The Fund changed its fiscal year end to August 31.
**	Commenced operations on December 31, 2007.
***	Annualized
(1)	Per share data calculated using average shares method.
(2)	Amount is less than $0.01 per share.

The accompanying notes are an integral part of the financial statements.

12

PERIMETER

SMALL CAP GROWTH FUND

Notes to Financial Statements

February 29, 2012

(Unaudited)

1.	Organization and Significant Accounting Policies

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as an open-end management investment company. RBB is a “series fund,” which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the Investment Company Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has nineteen active investment portfolios, including the Perimeter Small Cap Growth Fund (the “Fund”).

RBB has authorized capital of one hundred billion shares of common stock of which 80.373 billion shares are currently classified into one hundred and forty classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio.

The Fund commenced operations on September 29, 2006 as a separate portfolio (the “Predecessor Fund”) of The Advisors’ Inner Circle Fund II. Immediately prior to the opening of business on February 8, 2010, pursuant to an Agreement and Plan of Reorganization (the “Reorganization”) approved at a Meeting of Shareholders held on January 14, 2010, the Fund received substantially all of the assets and liabilities of the Predecessor Fund. The shareholders of the Predecessor Fund received Investor Class Shares and I Shares of the Fund with an aggregate net asset value equal to the aggregate net asset value of their shares in the Predecessor Fund immediately prior to the Reorganization. The Reorganization was treated as a tax-free reorganization for federal income tax purposes and, accordingly, the basis of the assets of the Fund reflected the historical basis of the assets of the Predecessor Fund as of the date of the Reorganization. The Predecessor Fund and the Fund had identical investment objectives and substantially similar investment policies and principal risks. For financial reporting purposes, the Predecessor Fund’s financial and performance history prior to the Reorganization is carried forward and reflected in the Fund’s financial statements and financial highlights.

The investment objective of the Fund is to seek long-term capital appreciation. The Fund invests primarily (at least 80% of its net assets) in small-cap equity securities. The assets of each fund of the Company are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

The Fund is registered to offer Investor Class Shares and I Shares.

PORTFOLIO VALUATION — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are amortized to maturity based on their cost. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. As of February 29, 2012, there were no fair valued securities.

Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1	—	quoted prices in active markets for identical securities;

•	Level 2	—	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3	—	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

13

PERIMETER

SMALL CAP GROWTH FUND

Notes to Financial Statements (Continued)

February 29, 2012

(Unaudited)

The following is a summary of the inputs used, as of February 29, 2012, in valuing the Fund’s investments carried at fair value:

	Total Value at February 29, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities*	$321,057,663	$321,057,663	$—	$—

*	Please refer to the Portfolio of Investments for industry and security type breakouts.

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For the period ended February 29, 2012, there were no transfers between Levels 1, 2 and 3 for the Fund.

USE OF ESTIMATES — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be significant.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES — The Fund records security transactions based on trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. The Fund’s investment income, expenses and unrealized and realized gains and losses are allocated daily. Expenses incurred on behalf of a specific class, fund or fund family of the Company are charged directly to the class, fund or fund family to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Expenses incurred for all the RBB funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of RBB, or in such other manner as the Company’s Board of Directors deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the NAV of the Fund.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income and distributions from net realized capital gains, if any, are declared, recorded on the ex-dividend date and paid at least annually to shareholders. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. generally accepted accounting principles.

U.S. TAX STATUS — No provision is made for U.S. income taxes as it is the Fund’s intention to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

CASH AND CASH EQUIVALENTS — The Fund considers liquid assets deposited into a bank demand deposit account to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or purchase investments. Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

14

PERIMETER

SMALL CAP GROWTH FUND

Notes to Financial Statements (Continued)

February 29, 2012

(Unaudited)

REDEMPTION FEES — The Fund retains a redemption fee of 2% on redemptions of Fund shares held less than seven days. The fees are reflected on the Statement of Changes in Net Assets. The Fund reserves the right to modify or eliminate the redemption fees or waivers at any time.

OTHER — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

2.	Investment Adviser and Other Services

Perimeter Capital Management (the “Adviser”) serves as investment adviser to the Fund. For its services, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.90% of the Fund’s average daily net assets. The Adviser has contractually agreed to waive its advisory fee and/or reimburse expenses in order to limit total annual Fund operating expenses (excluding certain items discussed below) to 1.35% and 1.10% of the Fund’s average daily net assets attributable to Investor Class Shares and I Shares, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account: acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes. This contractual limitation is in effect until December 31, 2012 and may not be terminated without the approval of the Company’s Board of Directors. If at any time during the first three years the advisory agreement is in effect, the Fund’s total annual Fund operating expenses for that year are less than 1.35% and 1.10% of the Fund’s Investor Class Shares and I Shares, respectively, the Adviser may recoup any waived amount from the Fund if such reimbursement does not cause the Fund to exceed existing expense limitations. As of February 29, 2012, the total fees which were previously waived by the Adviser which may be subject to possible future reimbursement to the Adviser were $183,424 and $149,367, expiring in 2013 and 2014, respectively.

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), serves as administrator for the Fund. For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Fund’s average daily net assets, subject to certain minimum monthly fees.

Included in the administration and accounting service fees, shown on the Statement of Operations, are fees for providing regulatory administration services to RBB. For providing these services, BNY Mellon is entitled to receive compensation as agreed to by the Company and BNY Mellon. This fee is allocated to each portfolio in proportion to its net assets of the Company.

BNY Mellon serves as the Fund’s transfer and dividend disbursing agent. For providing transfer agency services, BNY Mellon is entitled to a monthly fee, subject to certain minimums.

The Bank of New York Mellon (the “Custodian”) serves as the Funds’ Custodian providing certain custodial services to the Funds. The Custodian is entitled to receive a monthly fee equal to an annual percentage rate of the Funds’ average daily net assets, subject to certain minimum monthly fees. The Custodian is entitled to receive a monthly fee equal to an annual percentage rate of the Fund’s average daily net assets, subject to certain minimum monthly fees.

BNY Mellon Distributors LLC, formerly known as BNY Mellon Distributors Inc., serves as the principal underwriter and distributor of the Funds’ shares pursuant to a Distribution Agreement with RBB.

3.	Director Compensation

The Directors of the Company receive an annual retainer, meeting fees and reimbursement of out of pocket expenses for meetings attended. The remuneration paid to the Directors by the Fund during the six months ended February 29, 2012 was $15,392. Certain employees of BNY Mellon are Officers of the Company. They are not compensated by the Fund or the Company.

4.	Investment in Securities

For the six months ended February 29, 2012, aggregate purchases and sales of investment securities (excluding short-term investments) of the Fund were as follows:

Purchases	Sales
$183,250,565	$222,362,042

15

PERIMETER

SMALL CAP GROWTH FUND

Notes to Financial Statements (Continued)

February 29, 2012

(Unaudited)

5.	Federal Tax Information

The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

As of February 29, 2012, federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

Federal Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$246,619,516	$65,236,748	$(8,798,601)	$56,438,147

Distributions to shareholders from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

As of August 31, 2011, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Gains
$9,096,108	$50,281,737

The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term gains are reported as ordinary income for federal income tax purposes.

There were no dividends or distributions paid during the year ended August 31, 2011. Dividends from net investment income and short-term capital gains are treated as ordinary income dividends for federal income tax purposes.

For federal income tax purposes, capital loss carryforwards are available to offset future capital gains. As of August 31, 2011, the Fund had no capital loss carryforwards.

Under federal tax law, foreign currency and capital losses realized after October 31 may be deferred and treated as having arisen on the first day of the following fiscal year. For the fiscal year ended August 31, 2011, the Fund did not incur a net post-October capital loss.

On December 22, 2010, President Obama signed into law the Regulated Investment Company Modernization Act of 2010 (the “Act”). The Act updates certain tax rules applicable to regulated investment companies (“RICs”). The various provisions of the Act will generally be effective for RICs with taxable years beginning after December 22, 2010. Additional information regarding the impact of the Act on the Fund, if any, will be contained within the relevant sections of the notes to financial statements for the fiscal year ending August 31, 2012.

6.	New Accounting Pronouncement

In May 2011, Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”).” ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04

16

PERIMETER

SMALL CAP GROWTH FUND

Notes to Financial Statements (Concluded)

February 29, 2012

(Unaudited)

will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. Management is currently evaluating the implications of ASU No. 2011-04 and its impact on the financial statements.

7.	Subsequent Event

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there was the following subsequent event:

The Bank of New York Mellon Corporation announced on November 28, 2011 that it had agreed to sell BNY Mellon Distributors LLC (the “Distributor”) and its four subsidiaries to Foreside Distributors, LLC, a subsidiary of Foreside Financial Group, LLC (the “Transaction”). The Transaction closed on March 31, 2012. Upon the closing of the Transaction, the Distributor became an indirect, wholly owned subsidiary of Foreside Financial Group, LLC and was renamed Foreside Funds Distributors LLC effective April 1, 2012.

17

PERIMETER

SMALL CAP GROWTH FUND

Other Information

(Unaudited)

Proxy Voting

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling Perimeter at (888) 968-4964 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Company files a complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) on Form N-Q. The Company’s Form N-Q is available on the SEC website at http://www.sec.gov and may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information on the operation of the SEC Public Reference Room may be obtained by calling (202) 551-8090.

18

Investment Advisor

Perimeter Capital Management

Six Concourse Parkway

Suite 3300

Atlanta, GA 30328

Administrator

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, DE 19809

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Principal Underwriter

Foreside Funds Distributors LLC

400 Berwyn Park

899 Cassatt Road

Berwyn, PA 19312

Custodian

The Bank of New York Mellon

One Wall Street

New York, NY 10286

Independent Registered Public Accounting Firm

Ernst & Young, LLP

Two Commerce Square

2001 Market Street

Suite 4000

Philadelphia, PA 19103

Legal Counsel

Drinker Biddle & Reath LLP

One Logan Square, Ste. 2000

Philadelphia, PA 19103-6996

ROBECO INVESTMENT FUNDS

GENERAL MARKET COMMENTARY

Dear Shareholder,

The US equity market demonstrated solid performance for the six-month period ended February 29th, 2012 with the S&P 500 returning 13.31% and the NASDAQ returning 15.64%.

During the last four months of the calendar year 2011, US equity returns increased by double digits among all styles and capitalizations as investors witnessed stronger US economic growth during the second half of last year. Following on the heels of a strong year-end close, investors have continued to seek out risky assets during early 2012 as fears of another financial collapse have faded away.

Within the global arena, Europe appears to be getting serious about fixing its fiscal woes through debt restructurings and budget austerity plans. While Northern European nations may be able to skirt a recession, some southern European countries still appear to have a difficult road ahead. China, though slowing from previous expectations, seems to be successfully orchestrating an economic soft landing.

Here at home, the US economy continues to track better than expected. Employment and the housing market – two important signals for a self-sustaining US economy – have shown clear signs of moving in the right direction. The economic pickup seems to be fairly broad-based with encouraging auto sales, airline bookings and trucking activity. Corporate profits, after reined-in expectations at the end of 2011, are due for a positive surprise in the second quarter of 2012 as low natural gas prices have been a nice tailwind for US manufacturers and global economic activity has not been as weak as what was feared at the end of 2011.

During 2010 and 2011, we also had strong stock market returns in the first quarter as investors anticipated a strong and sustainable recovery. However, summer slowdowns, coinciding with less easing from global monetary authorities, caused investors to sell stocks and seek out safety. Will “sell in May and go away” be the correct decision again this year? Some indicators are pointing that way – notably global steel production and some manufacturing indices are beginning to decline. Gasoline prices surged in the first two months of 2012, putting additional pressure on consumers’ wallets. The Eurozone, while tracking better than dire expectations six months ago, has many obstacles to overcome prior to declaring victory. The fiscal mess in Washington is largely being ignored by politicians and investors. The current complacency of stock investors, as measured by declining stock market volatility, is sure to be rattled as the election season heats up and politicians repeatedly remind investors of our country’s problems.

We would not be surprised to see increased market volatility and a market correction over the coming months as election rhetoric intensifies. However, we may not have seen the market highs for the year. Compared to 2010 and 2011, housing has improved and overall economic activity and employment gains have been more widespread. Global monetary authorities understand that continued stimulus is necessary if economic activity weakens. Once the election outcome is more certain, we believe investors will once again focus on the slow but steady recovery. We will focus our efforts on providing you with a diversified portfolio of high quality stocks with attractive valuations and improving business momentum which we would expect to outperform regardless of the election results.

Sincerely,

Robeco Investment Funds

Portfolio composition is subject to change. The current and future portfolio holdings of the Funds are subject to investment risk.

SEMI-ANNUAL REPORT 2012 | 1

ROBECO INVESTMENT FUNDS

Total Returns for the Period Ended February 29, 2012 (unaudited)

			Average Annual
	Six-Month	1 Year	5 Year	10 Year	Since Inception
Robeco Boston Partners Small Cap Value Fund II
Institutional Class	14.01%	0.00%	2.41%	8.28%	N/A
Investor Class	13.84%	-0.20%	2.15%	8.00%	N/A
Russell 2000® Value Index	11.81%	-2.72%	-0.36%	7.03%	N/A
Russell 2000® Index[1]	12.40%	-0.15%	1.83%	7.00%	N/A

[1] This is not a primary benchmark of the Fund. Results of the index performance are presented for general comparative purposes.

Robeco Boston Partners Long/Short Equity Fund
Institutional Class	10.76%	7.25%	13.65%	10.89%	N/A
Investor Class	10.57%	6.93%	13.24%	10.56%	N/A
S&P 500® Index	13.31%	5.12%	1.58%	4.16%	N/A

Robeco Boston Partners Long/Short Research Fund
Institutional Class[1]	10.56%	5.30%	N/A	N/A	11.88%
S&P 500® Index	13.31%	5.12%	N/A	N/A	15.92%

Investor Class[2]	10.49%	5.12%	N/A	N/A	9.81%
S&P 500® Index	13.31%	5.12%	N/A	N/A	15.11%

[1] Inception date September 30, 2010
[2] Inception date November 29, 2010

Robeco Boston Partners All-Cap Value Fund
Institutional Class[1]	13.43%	1.98%	3.45%	N/A	9.11%
Investor Class[1]	13.28%	1.74%	3.18%	N/A	8.84%
Russell 3000® Value Index	12.76%	1.77%	-1.03%	N/A	6.73%
Russell 3000® Index[2]	13.24%	4.45%	1.77%	N/A	6.04%

[1] Inception date July 1, 2002
[2] This is not a primary benchmark of the Fund. Results of the index performance are presented for general comparative purposes.

Robeco WPG Small/Micro Cap Value Fund
Institutional Class[1]	16.82%	-5.02%	0.06%	6.22%	N/A
Russell 2000® Value Index	11.81%	-2.72%	-0.36%	7.03%	N/A

Robeco Boston Partners Global Equity Fund
Institutional Class[1]	N/A	N/A	N/A	N/A	9.20%
MSCI World Index	N/A	N/A	N/A	N/A	10.24%

[1] Inception date December 30, 2011

Robeco Boston Partners International Equity Fund
Institutional Class[1]	N/A	N/A	N/A	N/A	8.80%
MSCI World Index	N/A	N/A	N/A	N/A	10.24%

[1] Inception date December 30, 2011

2 | SEMI-ANNUAL REPORT 2012

ROBECO INVESTMENT FUNDS

The performance data quoted represents past performance. Past performance is not indicative of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Robeco Investment Management, Inc. waived a portion of its advisory fee and agreed to reimburse a portion of each Fund’s operating expenses, if necessary, to maintain certain expense ratios as set forth in the notes to the financial statements. Total returns shown include fee waivers and expense reimbursements, if any; total returns would have been lower had there been no assumption of fees and expenses in excess of expense limitations. Each Fund’s annual operating expense ratios below are as stated in the current prospectuses.These rates can fluctuate and may differ from the actual expenses incurred by a Fund for the period covered by this report. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. For performance data current to the most recent month-end, please call 1-888-261-4073 or visit our web site at www.robecoinvest.com.

Investors should note that the Funds are actively managed mutual funds while the indices are unmanaged, do not incur expense and are not available for investment.

Small company stocks are generally riskier than large company stocks due to greater volatility and less liquidity.

Value investing involves the risk that the Fund’s investment in companies whose securities are believed to be undervalued, relative to their underlying profitability, will not appreciate in value as anticipated.

The following are the Funds’ gross annual operating expense ratios as stated in the most recent prospectus:

	Institutional Class	Investor Class
Robeco Boston Partners Small Cap Value Fund II	1.37%	1.62%
Robeco Boston Partners Long/Short Equity Fund	3.71%[1]	3.96%[1]
Robeco Boston Partners Long/Short Research Fund	4.20%[1]	4.45%[1]
Robeco Boston Partners All-Cap Value Fund	1.03%	1.28%
Robeco WPG Small/Micro Cap Value Fund	1.72%	N/A
Robeco Boston Partners Global Equity Fund	2.05%	N/A
Robeco Boston Partners International Equity Fund	2.06%	N/A

[1]	Includes interest and dividend expense on short sales.

SEMI-ANNUAL REPORT 2012 | 3

ROBECO INVESTMENT FUNDS

FUND EXPENSE EXAMPLES (unaudited)

As a shareholder of the Fund(s), you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees, distribution fees and other Fund expenses. The examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund(s) and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period from September 1, 2011 through February 29, 2012, and held for the entire period.

Actual Expenses

The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund(s) and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table

	Beginning Account Value September 1, 2011	Ending Account Value February 29, 2012	Annualized Expense Ratio		Expenses Paid During Period*
Robeco Boston Partners Small Cap Value Fund II
Institutional
Actual	$1,000.00	$1,140.05	1.30%		$6.92
Hypothetical	1,000.00	1,018.40	1.30%		6.52
Investor
Actual	$1,000.00	$1,138.35	1.55%		$8.24
Hypothetical	1,000.00	1,017.16	1.55%		7.77
Robeco Boston Partners Long/Short Equity Fund
Institutional
Actual	$1,000.00	$1,107.60	4.13	%(1)	$21.64
Hypothetical	1,000.00	1,004.33	4.13	%(1)	20.58
Investor
Actual	$1,000.00	$1,105.70	4.38	%(1)	$22.93
Hypothetical	1,000.00	1,003.08	4.38	%(1)	21.81
Robeco Boston Partners Long/Short Research Fund
Institutional
Actual	$1,000.00	$1,105.60	2.58	%(1)	$13.51
Hypothetical	1,000.00	1,012.03	2.58	%(1)	12.91
Investor
Actual	$1,000.00	$1,104.90	2.83	%(1)	$14.81
Hypothetical	1,000.00	1,010.79	2.83	%(1)	14.15

4 | SEMI-ANNUAL REPORT 2012

ROBECO INVESTMENT FUNDS

FUND EXPENSE EXAMPLES (unaudited) (concluded)

	Beginning Account Value September 1, 2011	Ending Account Value February 29, 2012	Annualized Expense Ratio	Expenses Paid During Period*
Robeco Boston Partners All-Cap Value Fund
Institutional
Actual	$1,000.00	$1,134.33	0.70%	$3.72
Hypothetical	1,000.00	1,021.38	0.70%	3.52
Investor
Actual	$1,000.00	$1,132.84	0.95%	$5.05
Hypothetical	1,000.00	1,020.13	0.95%	4.78
Robeco Boston Partners WPG Small/Micro Cap Value Fund
Institutional
Actual	$1,000.00	$1,168.16	1.70%	$9.16
Hypothetical	1,000.00	1,016.41	1.70%	8.52
Robeco Boston Partners Global Equity Fund(2)
Institutional
Actual(3)	$1,000.00	$1,092.00	1.30%	$2.15
Hypothetical(4)	1,000.00	1,018.40	1.30%	6.52
Robeco Boston Partners International Equity Fund(2)
Institutional
Actual(3)	$1,000.00	$1,088.00	1.30%	$2.15
Hypothetical(4)	1,000.00	1,018.40	1.30%	6.52

*	Expenses are equal to the Fund’s annualized six-month expense ratios in the table above, which include waived fees or reimbursed expenses, multiplied by the average account value over the period, multiplied by the number of days (182) in the most recent fiscal half-year, then divided by 366 to reflect the one-half year period.
(1)

These amounts include dividends paid on securities which the Funds have sold short (“short-sale dividends”) and related interest expense.The annualized amount of short-sale dividends and related interest expense was 1.68% and 0.93% of average net assets for the six month period for the Robeco Boston Partners Long/Short Equity Fund and for the Robeco Boston Partners Long/Short Research Fund, respectively.

(2)	Inception date December 30, 2011.
(3)

Expenses are equal to an annualized expense ratio for the period beginning December 30, 2011 to February 29, 2012 of 1.30%, multiplied by the average account value over the period, multiplied by the number of days in the most recent period (58) then divided by 366 days.

(4)

Expenses (hypothetical expenses if the Fund had been in existence from September 1, 2011) are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (182), then divided by 366.

SEMI-ANNUAL REPORT 2012 | 5

ROBECO INVESTMENT FUNDS	FEBRUARY 29, 2012 (UNAUDITED)

PORTFOLIO HOLDINGS SUMMARY TABLES

ROBECO BOSTON PARTNERS
SMALL CAP VALUE FUND II

Security Type/Sector Classification	% of Net Assets	Value
COMMON STOCK
Consumer Services	20.8%	$23,419,786
Finance	20.0	22,487,473
Capital Goods	13.8	15,493,167
Health Care	10.9	12,312,657
Technology	9.5	10,678,303
Real Estate Investment Trusts	6.4	7,249,043
Consumer Non-Durables	5.5	6,218,585
Energy	2.9	3,296,977
Consumer Durables	2.2	2,509,700
Utilities	2.1	2,410,722
Basic Industries	2.0	2,277,824
Transportation	2.0	2,207,061
Communications	0.5	582,539
SECURITIES LENDING COLLATERAL	4.5	5,109,294
LIABILITIES IN EXCESS OF OTHER ASSETS	(3.1)	(3,504,844)

NET ASSETS	100.0%	$112,748,287

Portfolio holdings are subject to change at any time.

ROBECO BOSTON PARTNERS
LONG/SHORT EQUITY FUND

Security Type/Sector Classification	% of Net Assets	Value
COMMON STOCK
Technology	22.8%	$133,143,958
Finance	17.4	101,341,364
Health Care	16.9	98,462,734
Consumer Services	11.9	69,346,933
Consumer Non-Durables	6.8	39,889,934
Capital Goods	4.5	26,311,810
Energy	4.2	24,390,443
Communications	4.0	23,570,217
Basic Industries	1.6	9,480,424
Utilities	0.4	2,478,829
Consumer Durables	0.4	2,378,372
Real Estate Investment Trusts	0.3	1,606,943
PREFERRED STOCK	0.7	4,158,517
SECURITIES LENDING COLLATERAL	2.6	15,088,513
SECURITIES SOLD SHORT	(58.8)	(343,473,575)
OPTIONS WRITTEN	(0.1)	(571,277)
OTHER ASSETS IN EXCESS
OF LIABILITIES	64.4	375,924,638

NET ASSETS	100.0%	$583,528,777

Portfolio holdings are subject to change at any time.

ROBECO BOSTON PARTNERS
LONG/SHORT RESEARCH FUND

Security Type/Sector Classification	% of Net Assets	Value
COMMON STOCK
Finance	16.6%	$20,981,575
Technology	16.1	20,338,919
Consumer Services	16.1	20,335,077
Capital Goods	11.3	14,229,859
Health Care	8.9	11,244,620
Communications	5.8	7,357,369
Consumer Non-Durables	5.3	6,659,110
Energy	5.1	6,442,074
Basic Industries	3.9	4,964,621
Consumer Durables	1.7	2,136,271
Utilities	0.5	658,093
Transportation	0.4	520,031
WRITTEN OPTIONS	0.0	(28,203)
SECURITIES SOLD SHORT	(35.4)	(44,729,171)
OTHER ASSETS IN EXCESS OF LIABILITIES	43.7	55,186,456

NET ASSETS	100.0%	$126,296,701

Portfolio holdings are subject to change at any time.

ROBECO BOSTON PARTNERS
ALL-CAP VALUE FUND

Security Type/Sector Classification	% of Net Assets	Value
COMMON STOCK
Finance	25.4%	$64,913,036
Consumer Services	17.8	45,514,735
Health Care	15.9	40,753,690
Technology	14.1	36,121,713
Energy	9.5	24,396,158
Capital Goods	5.7	14,693,455
Consumer Non-Durables	4.6	11,840,823
Communications	3.2	8,086,537
Consumer Durables	1.4	3,518,076
Real Estate Investment Trusts	0.7	1,827,634
Utilities	0.3	826,418
PREFERRED STOCK	0.0	56,141
CORPORATE BONDS	0.0	97,395
SECURITIES LENDING COLLATERAL	1.5	3,920,093
WRITTEN OPTIONS	(0.2)	(614,017)
OTHER ASSETS IN EXCESS OF LIABILITIES	0.1	204,706

NET ASSETS	100.0%	$256,156,593

Portfolio holdings are subject to change at any time.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

6 | SEMI-ANNUAL REPORT 2012

ROBECO INVESTMENT FUNDS	FEBRUARY 29, 2012 (UNAUDITED)

PORTFOLIO HOLDINGS SUMMARY TABLES

ROBECO WPG SMALL/MICRO CAP VALUE FUND

Security Type/Sector Classification	% of Net Assets	Value
COMMON STOCK
Finance	26.0%	$10,170,796
Consumer Services	14.4	5,660,968
Real Estate Investment Trusts	10.5	4,103,892
Capital Goods	9.7	3,811,655
Transportation	7.1	2,793,628
Technology	6.6	2,580,096
Health Care	5.4	2,124,294
Utilities	3.9	1,537,995
Consumer Non-Durables	2.6	998,661
Communications	2.4	957,852
Energy	2.2	879,534
Basic Industries	2.0	764,497
Consumer Durables	1.9	724,135
PREFFERED STOCK	0.2	80,613
SECURITIES LENDING COLLATERAL	3.1	1,211,496
OTHER ASSETS IN EXCESS OF LIABILITIES	2.0	790,846

NET ASSETS	100.0%	$39,190,958

Portfolio holdings are subject to change at any time.

ROBECO BOSTON PARTNERS GLOBAL EQUITY FUND

Security Type/Sector Classification	% of Net Assets	Value
COMMON STOCK
Technology	16.7%	$1,821,155
Finance	14.7	1,604,027
Capital Goods	13.5	1,474,284
Health Care	10.5	1,149,250
Consumer Non-Durables	10.0	1,087,575
Energy	10.0	1,094,694
Basic Industries	6.6	714,817
Consumer Services	6.1	669,169
Communications	5.3	575,236
Consumer Durables	5.1	561,747
OTHER ASSETS IN EXCESS OF LIABILITIES	1.5	164,333

NET ASSETS	100.0%	$10,916,287

Portfolio holdings are subject to change at any time.

ROBECO BOSTON PARTNERS INTERNATIONAL EQUITY FUND

Security Type/Sector Classification	% of Net Assets	Value
COMMON STOCK
Industrials	15.5%	$1,684,939
Consumer Staples	14.3	1,555,394
Financials	13.3	1,449,102
Materials	10.9	1,184,788
Consumer Discretionary	9.8	1,071,101
Health Care	9.3	1,012,058
Information Technology	9.0	978,937
Energy	8.7	941,672
Telecommunication Services	5.9	641,073
Utilities	0.7	76,542
OTHER ASSETS IN EXCESS OF LIABILITIES	2.6	287,711

NET ASSETS	100.0%	$10,883,317

Portfolio holdings are subject to change at any time.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SEMI-ANNUAL REPORT 2012 | 7

ROBECO INVESTMENT FUNDS	FEBRUARY 29, 2012 (UNAUDITED)

ROBECO BOSTON PARTNERS SMALL CAP VALUE FUND II	PORTFOLIO OF INVESTMENTS

	Number of Shares	Value
COMMON STOCK—98.6%
Basic Industries—2.0%
Graphic Packaging Holding Co.*	149,755	$790,706
Schweitzer-Mauduit International, Inc.	13,365	936,218
Sensient Technologies Corp.	8,310	307,387
Spartech Corp. *	41,985	243,513

		2,277,824

Capital Goods—13.8%
Actuant Corp., Class A	45,630	1,285,397
Aegion Corp. *	49,465	871,079
Ampco-Pittsburgh Corp.	14,945	316,983
Beacon Roofing Supply, Inc. *	52,830	1,245,731
Brady Corp., Class A	23,573	753,157
Curtiss-Wright Corp.	16,200	601,830
Drew Industries, Inc. *	20,445	560,193
Globe Specialty Metals, Inc.	79,955	1,136,960
Granite Construction, Inc.	19,495	557,557
Griffon Corp.	74,600	797,474
Hillenbrand, Inc.	28,295	649,936
Huntington Ingalls Industries, Inc. *	14,765	529,768
Mueller Industries, Inc.	14,815	681,490
Mueller Water Products, Inc., Class A	89,905	267,018
Orion Marine Group, Inc. *	108,100	789,130
Rofin-Sinar Technologies, Inc. *	6,065	142,285
Terex Corp. *	32,520	825,683
Tutor Perini Corp. *	34,545	545,120
WESCO International, Inc. *	28,360	1,783,560
World Fuel Services Corp.	27,672	1,152,816

		15,493,167

Communications—0.5%
EarthLink, Inc.	47,065	351,576
Monster Worldwide, Inc. *	33,280	230,963

		582,539

Consumer Durables—2.2%
Exide Technologies *	47,110	139,917
Sealy Corp. *	131,560	226,283
Thor Industries, Inc. (a)	44,715	1,456,368
Tower International, Inc. *	53,935	687,132

		2,509,700

Consumer Non-Durables—5.5%
Alliance One International, Inc. * .	79,770	294,351
Callaway Golf Co. (a)	78,520	514,306
Dole Food Co., Inc. *	87,900	842,082
Fresh Del Monte Produce, Inc.	22,940	515,232
Matthews International Corp., Class A	9,800	303,996
Nu Skin Enterprises, Inc., Class A (a)	15,325	885,172
Skechers U.S.A., Inc., Class A *	27,645	353,027
Steven Madden Ltd. *	22,688	979,668
Take-Two Interactive Software, Inc. *	45,600	704,520
Universal Corp.	17,985	826,231

		6,218,585

Consumer Services—20.8%
ABM Industries, Inc.	19,865	450,936
Aeropostale, Inc. *	31,605	567,942

	Number of Shares	Value
Consumer Services—(continued)
American Eagle Outfitters, Inc.	79,125	$1,150,478
Asbury Automotive Group, Inc. *	48,945	1,269,144
Ascena Retail Group, Inc. *	42,160	1,627,376
Brink’s Co., (The)	36,815	929,579
Cato Corp., (The), Class A	13,105	355,277
CBIZ, Inc. * (a)	49,380	320,970
Charming Shoppes, Inc. *	131,235	741,478
Children’s Place Retail Stores, Inc., (The) *	18,050	916,038
Ennis, Inc.	19,690	330,004
Finish Line, Inc., (The), Class A	52,620	1,209,734
FTI Consulting, Inc. *	21,035	842,872
G&K Services, Inc., Class A	16,622	554,011
Geo Group, Inc. (The) *	19,180	337,760
Group 1 Automotive, Inc.	16,530	852,452
Heidrick & Struggles International, Inc.	35,800	727,456
International Speedway Corp., Class A	36,918	928,857
KAR Auction Services, Inc. *	49,800	800,286
Knoll, Inc.	43,278	667,347
Korn/Ferry International *	16,985	271,250
Live Nation Entertainment, Inc. *	66,245	617,403
MAXIMUS, Inc.	21,505	896,974
Men’s Wearhouse, Inc., (The)	23,395	906,088
Navigant Consulting, Inc. *	111,685	1,508,864
Odyssey Marine Exploration, Inc. * (a)	111,095	338,840
Rent-A-Center, Inc.	28,615	1,013,543
RPX Corp. *	13,910	234,384
Service Corp. International	55,850	633,339
Steiner Leisure Ltd. *	7,280	364,291
Steinway Musical Instruments *	17,500	436,800
Viad Corp.	13,490	262,515
XO Group, Inc. *	39,325	355,498

		23,419,786

Energy—2.9%
Bristow Group, Inc.	15,110	713,343
Helix Energy Solutions Group, Inc. *	30,405	584,992
Rosetta Resources, Inc. *	26,335	1,344,138
Swift Energy Co. *	21,795	654,504

		3,296,977

Finance—20.0%
Ameris Bancorp *	21,748	250,537
AMERISAFE, Inc. *	17,020	383,971
Apollo Investment Corp.	34,135	239,628
BBCN Bancorp, Inc. *	123,065	1,261,416
Centerstate Banks, Inc.	50,400	352,800
Citizens Republic Bancorp, Inc. *	42,635	583,673
Columbia Banking System, Inc.	26,050	550,958
Cowen Group, Inc., Class A *	25,285	70,798
Fifth Street Finance Corp. (a)	85,175	843,233
First American Financial Corp.	42,650	656,810
First Citizens Bancshares, Inc., Class A	3,085	543,423
Flagstone Reinsurance Holdings S.A.	21,860	173,131
Flushing Financial Corp.	24,715	320,059
FX Alliance, Inc. *	39,650	536,465

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

8 | SEMI-ANNUAL REPORT 2012

ROBECO INVESTMENT FUNDS	FEBRUARY 29, 2012 (UNAUDITED)

ROBECO BOSTON PARTNERS SMALL CAP VALUE FUND II (continued)	PORTFOLIO OF INVESTMENTS

	Number of Shares	Value
Finance—(continued)
Gladstone Capital Corp.	14,440	$123,173
Global Indemnity PLC *	13,128	251,139
Heritage Financial Corp.	31,795	426,053
Infinity Property & Casualty Corp.	10,295	564,475
Janus Capital Group, Inc.	81,575	719,492
JMP Group, Inc.	61,965	441,191
Knight Capital Group, Inc., Class A *	88,150	1,167,988
Maiden Holdings Ltd.	147,975	1,279,984
MGIC Investment Corp. * (a)	119,260	537,863
Navigators Group, Inc., (The) *	8,205	385,717
Nelnet, Inc., Class A	36,236	957,355
Ocwen Financial Corp. *	113,960	1,835,896
Park Sterling Corp. *	40,335	183,524
PHH Corp. * (a)	67,670	921,665
Platinum Underwriters Holdings Ltd.	22,285	792,455
Safety Insurance Group, Inc.	9,305	397,137
Stancorp Financial Group Inc.	12,680	504,157
Stewart Information Services Corp. (a)	83,895	1,102,380
SVB Financial Group *	24,955	1,479,332
Symetra Financial Corp.	71,500	710,710
United Rentals, Inc. * (a)	12,265	511,205
Washington Federal, Inc.	26,400	427,680

		22,487,473

Health Care—10.9%
Addus HomeCare Corp. *	47,106	169,582
Amsurg Corp. *	19,480	509,012
Centene Corp. *	16,630	811,544
Chemed Corp.	10,015	619,127
Hanger Orthopedic Group, Inc.*	41,110	850,566
ICON PLC, Sponsored ADR *	48,120	1,019,182
Integra Lifesciences Holdings Corp. *	12,235	386,626
Kindred Healthcare, Inc. *	75,402	775,887
LHC Group, Inc. *	15,905	270,703
LifePoint Hospitals, Inc. *	13,890	541,293
Lincare Holdings, Inc.	21,530	578,296
Omnicell, Inc. *	23,610	352,261
Owens & Minor, Inc.	24,522	734,679
PAREXEL International Corp. *	27,435	671,609
Select Medical Holdings Corp. *	82,355	693,429
Symmetry Medical, Inc. *	110,040	796,690
U.S. Physical Therapy, Inc.	87,244	1,658,508
VCA Antech, Inc. *	39,730	873,663

		12,312,657

Real Estate Investment Trusts—6.4%
Anworth Mortgage Asset Corp.	113,427	737,276
Capstead Mortgage Corp.	28,700	381,710
Chatham Lodging Trust	47,655	574,719
Colony Financial, Inc.	20,580	343,274
CYS Investments, Inc. (a)	113,055	1,534,156
Gladstone Commercial Corp.	16,645	297,446
Hatteras Financial Corp.	38,605	1,099,470
MFA Financial, Inc.	85,055	620,902
Monmouth Real Estate Investment Corp., Class A	65,070	609,055

	Number of Shares	Value
Real Estate Investment Trusts—(continued)
Redwood Trust, Inc.	42,720	$494,270
Two Harbors Investment Corp.	54,160	556,765

		7,249,043

Technology—9.5%
Bel Fuse, Inc., Class B	14,735	257,568
Belden, Inc.	37,205	1,468,481
Brooks Automation, Inc.	41,585	496,941
Coherent, Inc. *	6,720	372,826
Dolan Co., (The) *	23,200	208,336
Electronics for Imaging, Inc. *	26,130	417,035
EnerSys *	53,535	1,797,705
Generac Holdings, Inc. *	10,690	271,954
Imation Corp. *	28,240	176,500
Insight Enterprises, Inc. *	18,030	376,827
Integrated Device Technology, Inc. *	72,975	504,257
NETGEAR, Inc. *	26,650	1,001,240
Sykes Enterprises, Inc. *	75,775	1,044,179
SYNNEX Corp. *	38,300	1,579,109
TeleTech Holdings, Inc. *	18,755	286,389
Teradyne, Inc. *	25,515	418,956

		10,678,303

Transportation—2.0%
Diana Shipping, Inc. *	36,380	332,513
Landstar System, Inc.	13,430	726,026
UTi Worldwide, Inc.	71,160	1,148,522

		2,207,061

Utilities—2.1%
PNM Resources, Inc.	65,575	1,179,038
SemGroup Corp., Class A *	43,415	1,231,684

		2,410,722

TOTAL COMMON STOCK (Cost $95,406,531)		111,143,837

SECURITIES LENDING COLLATERAL—4.5%
BlackRock Liquidity Fund	5,109,294	5,109,294

TOTAL SECURITIES LENDING COLLATERAL (Cost $5,109,294)		5,109,294

TOTAL INVESTMENTS—103.1% (Cost $100,515,825)		116,253,131

LIABILITIES IN EXCESS OF OTHER ASSETS—(3.1)%		(3,504,844)

NET ASSETS—100.0%		$112,748,287

ADR	—American Depositary Receipt
PLC	—Public Limited Company
*	—Non-income producing.
(a)	—All or a portion of the security is on loan. (See Note 6 of the Notes to Financial Statements)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SEMI-ANNUAL REPORT 2012 | 9

ROBECO INVESTMENT FUNDS	FEBRUARY 29, 2012 (UNAUDITED)

ROBECO BOSTON PARTNERS SMALL CAP VALUE FUND II (concluded)	PORTFOLIO OF INVESTMENTS

A summary of the inputs used to value the Fund’s investments as of February 29, 2012 is as follows (see Note I in the Notes to Financial Statements):

	Total Value as of 02/29/12	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stock *	$111,143,837	$111,143,837	$—	$—
Securities Lending Collateral	5,109,294	5,109,294	—	—

Total Assets	$116,253,131	$116,253,131	$—	$—

*	See Portfolio of Investments detail for industry and security type breakout.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

10 | SEMI-ANNUAL REPORT 2012

ROBECO INVESTMENT FUNDS	FEBRUARY 29, 2012 (UNAUDITED)

ROBECO BOSTON PARTNERS LONG/SHORT EQUITY FUND	PORTFOLIO OF INVESTMENTS

	Number of Shares	Value
LONG POSITIONS—94.5%
COMMON STOCK—91.2%
Basic Industries—1.6%
AEP Industries, Inc. * †	50,749	$1,770,633
Sealed Air Corp. †	223,025	4,377,981
Spartech Corp. * †	574,450	3,331,810

		9,480,424

Capital Goods—4.5%
American Woodmark Corp.	77,526	1,101,645
Chase Corp. (a) †	67,400	977,300
Foster Wheeler AG *	73,220	1,803,409
General Cable Corp. *	62,040	1,921,379
Hardinge, Inc.	98,040	963,733
Innovative Solutions and Support, Inc. *	361,611	1,544,079
Lakeland Industries, Inc. *	53,115	528,494
LMI Aerospace, Inc. *	112,846	2,296,416
Michael Baker Corp. * †	172,357	4,158,974
NACCO Industries, Inc., Class A †	34,705	3,394,149
Tyco International, Ltd. †	90,160	4,672,091
WaterFurnace Renewable Energy, Inc.	152,770	2,950,141

		26,311,810

Communications—4.0%
Comcast Corp., Class A †	218,910	6,431,576
DISH Network Corp., Class A †	93,375	2,723,749
iPass, Inc. *	1,078,240	2,328,998
SureWest Communications †	312,175	6,995,842
Telephone & Data Systems, Inc. †	143,100	3,616,137
TNS, Inc. *	80,410	1,473,915

		23,570,217

Consumer Durables—0.4%
AV Homes, Inc. *	37,000	387,390
Hooker Furniture Corp. †	88,199	1,059,270
Libbey, Inc. † *	74,240	931,712

		2,378,372

Consumer Non-Durables—6.8%
Activision Blizzard, Inc. †	289,420	3,458,569
Anheuser-Busch InBev NV - Sponsored ADR †	126,945	8,537,051
Coca-Cola Femsa S.A. de C.V. - Sponsored ADR †	42,930	4,247,924
Hanesbrands, Inc. * †	156,585	4,498,687
Kenneth Cole Productions, Inc., Class A * †	265,234	4,161,522
Lorillard, Inc. †	45,505	5,964,795
Matthews International Corp., Class A †	69,140	2,144,723
TESCO PLC - Sponsored ADR	188,255	2,861,476
Unilever NV	120,540	4,015,187

		39,889,934

Consumer Services—11.9%
AFC Enterprises, Inc. * †	230,686	3,688,669
Barrett Business Services, Inc.	29,598	503,758
Century Casinos, Inc. * †	831,881	2,329,267
CRA International, Inc. *	2,550	60,715

	Number of Shares	Value
Consumer Services—(continued)
CVS Caremark Corp. †	141,310	$6,373,081
DreamWorks Animation SKG, Inc., Class A * (a)	179,365	3,095,840
Ediets.Com, Inc. *	342,052	177,867
Ennis, Inc. †	204,600	3,429,096
Geo Group, Inc. (The) *	164,110	2,889,977
Groupon, Inc. * (a)	146,455	2,887,360
Heidrick & Struggles International, Inc. †	29,640	602,285
Hudson Highland Group, Inc. * †	285,033	1,274,097
ICF International, Inc. * †	98,425	2,552,160
International Game Technology	179,215	2,691,809
International Speedway Corp., Class A †	141,915	3,570,581
Midas, Inc. * †	388,262	3,544,832
Multi-Color Corp. (a) †	136,316	2,981,231
Nash Finch Co. †	152,037	4,076,112
Navigant Consulting, Inc. * †	85,915	1,160,712
Republic Services, Inc. †	72,895	2,174,458
Saga Communications, Inc., Class A † *	66,546	2,496,806
Towers Watson & Co., Class A †	38,455	2,458,813
Viad Corp. †	142,670	2,776,358
Wal-Mart Stores, Inc. †	62,360	3,684,229
Walt Disney Co. (The) †	126,960	5,331,050
Western Union Co., (The) †	145,150	2,535,770

		69,346,933

Energy—4.2%
Canadian Natural Resources Ltd. †	87,675	3,253,619
Cenovus Energy, Inc. †	99,185	3,848,378
Ensco PLC - Sponsored ADR †	41,810	2,437,523
EOG Resources, Inc. †	37,475	4,266,903
Royal Dutch Shell PLC-ADR †	97,855	7,152,222
SM Energy Co. †	43,595	3,431,798

		24,390,443

Finance—17.4%
ACE Ltd. †	78,400	5,622,064
Alterra Capital Holdings Ltd. †	84,805	1,947,123
Aon Corp. †	69,465	3,251,657
Axis Capital Holdings Ltd. †	92,130	2,842,211
Berkshire Hathaway, Inc., Class B * †	92,105	7,225,637
Capitol Federal Financial, Inc. †	84,520	988,039
CBRE Group, Inc., Class A *	99,065	1,815,862
Century Bancorp, Inc., Class A †	38,003	940,954
Charles Schwab Corp., (The)	126,515	1,756,028
Citigroup, Inc. †	135,228	4,505,797
Citizens Republic Bancorp, Inc. *	85,444	1,169,728
Cowen Group, Inc., Class A *	775,320	2,170,896
Endurance Specialty Holdings Ltd. †	106,925	4,112,335
Fairfax Financial Holdings Ltd. †	4,970	2,064,293
First Southern Bancorp, Inc. Class B 144A * ‡	64,350	529,601
Flushing Financial Corp. †	107,711	1,394,857
Goldman Sachs Group, Inc., (The)	25,473	2,932,961
HF Financial Corp.	83,779	964,296
Investors Title Co. †	6,765	305,643
JPMorgan Chase & Co. †	120,091	4,712,371
Loews Corp. †	83,730	3,277,192

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SEMI-ANNUAL REPORT 2012 | 11

ROBECO INVESTMENT FUNDS	FEBRUARY 29, 2012 (UNAUDITED)

ROBECO BOSTON PARTNERS LONG/SHORT EQUITY FUND (continued)	PORTFOLIO OF INVESTMENTS

	Number of Shares	Value
Finance—(continued)
Maiden Holdings Ltd. †	793,837	$6,866,690
NBH Holdings Corp., Class A 144A * ‡	79,735	1,367,455
New Hampshire Thrift Bancshares, Inc.	29,529	353,167
Nicholas Financial, Inc. (a)	122,637	1,590,602
OceanFirst Financial Corp. †	36,680	503,616
Och-Ziff Capital Management Group LLC, Class A †	233,455	2,201,481
PartnerRe Ltd.	39,010	2,474,794
Primus Guaranty Ltd. * (a)	129,701	804,146
Protective Life Corp. †	17,590	488,474
RenaissanceRe Holdings Ltd. †	22,755	1,637,450
State Street Corp. †	68,635	2,898,456
Stewart Information Services Corp. †	109,940	1,444,612
TD Ameritrade Holding Corp.	84,805	1,583,309
TFS Financial Corp. * †	99,535	930,652
Torchmark Corp. †	60,235	2,917,783
Tower Group, Inc. †	188,395	4,342,505
Travelers Cos., Inc., (The)	46,295	2,683,721
Validus Holdings Ltd. †	139,217	4,244,726
Verisk Analytics, Inc., Class A † *	69,290	3,014,115
West Coast Bancorp *	61,952	1,062,477
White Mountains Insurance Group Ltd. †	6,855	3,401,588

		101,341,364

Health Care—16.9%
Accuray, Inc. * †	286,475	1,942,301
Almost Family, Inc. *	70,140	1,604,803
Alpha PRO Tech Ltd. *	485,210	713,259
Amgen, Inc. †	66,605	4,525,810
Amsurg Corp. * †	138,990	3,631,809
Anika Therapeutics, Inc. * †	215,460	2,447,626
Baxter International, Inc. †	97,990	5,696,159
Becton, Dickinson & Co. †	35,355	2,694,758
BioClinica, Inc. * †	327,186	1,851,873
CardioNet, Inc. *	503,651	1,606,647
Charles River Laboratories International, Inc. *	44,905	1,577,513
Covidien PLC	82,562	4,313,865
Cross Country Healthcare, Inc. *	479,007	2,711,180
Hooper Holmes, Inc. *	860,703	601,287
ICON PLC, Sponsored ADR * †	194,880	4,127,558
IRIS International, Inc. * †	358,230	4,001,429
Johnson & Johnson †	122,880	7,997,030
Laboratory Corp. of America Holdings * †	51,280	4,609,559
Lincare Holdings, Inc. †	136,674	3,671,064
Medical Action Industries, Inc. *	302,865	1,641,528
Myriad Genetics, Inc. *	95,180	2,303,356
Pfizer, Inc. †	401,045	8,462,049
Rochester Medical Corp. *	125,651	1,178,606
Rotech Healthcare, Inc. *	1,151,331	1,784,563
Sanofi - ADR - ADR	162,095	6,002,378
Teva Pharmaceutical Industries Ltd. - Sponsored ADR †	127,450	5,711,034
Theragenics Corp. *	510,450	811,616
Thermo Fisher Scientific, Inc. *	116,955	6,621,992

	Number of Shares	Value
Health Care—(continued)
United Therapeutics Corp. * †	75,845	$3,620,082

		98,462,734

Real Estate Investment Trusts—0.3%
Reis, Inc. *	157,698	1,606,943

Technology—22.8%
Actuate Corp. *	474,405	2,865,406
Alpha & Omega Semiconductor Ltd *	190,535	1,888,202
Amdocs Ltd. * †	116,445	3,571,368
Amkor Technology, Inc. * † (a)	600,100	3,834,639
AVX Corp.	114,740	1,519,158
BMC Software, Inc. * †	74,160	2,776,550
Booz Allen Hamilton Holding Corp. †	151,659	2,792,042
CA, Inc. †	228,285	6,170,544
Carbonite, Inc. * (a)	190,245	1,843,474
Cisco Systems, Inc. †	233,895	4,649,833
Coleman Cable, Inc. * †	384,103	4,367,251
Compuware Corp. * †	273,975	2,468,515
Concurrent Computer Corp. * †	301,962	1,123,299
Corning, Inc.	148,130	1,931,615
CSG Systems International, Inc. * †	310,380	4,969,184
DragonWave, Inc. * (a)	192,920	846,919
Flextronics International Ltd. *	411,295	2,899,630
GSI Group, Inc. * †	461,235	5,299,590
Guidance Software, Inc * †	303,175	3,459,227
Hawaiian Telcom Holdco, Inc * † (a)	318,005	4,999,039
Hemisphere GPS, Inc. *	839,675	839,675
Lexmark International, Inc., Class A †	130,075	4,797,166
Lionbridge Technologies, Inc. *	461,210	1,194,534
LSI Corp. *	239,760	2,061,936
Marvell Technology Group Ltd. *	98,420	1,476,300
Microsoft Corp. †	296,170	9,400,436
MRV Communications, Inc.	1,059,385	1,069,979
Net 1 UEPS Technologies, Inc. *	112,620	1,111,559
Oracle Corp. †	205,879	6,026,078
Pericom Semiconductor Corp. *	81,252	624,828
Plug Power, Inc. (a) *	1,379,920	3,063,422
Pulse Electronics Corp.	626,418	1,929,368
QLogic Corp. * †	323,775	5,565,692
Quest Software, Inc. *	177,570	3,554,951
Steel Excel, Inc. * †	229,697	6,420,031
TeleTech Holdings, Inc. * †	388,130	5,926,745
Telular Corp.	138,195	1,039,226
Veeco Instruments, Inc. * (a)	105,495	2,852,585
Vishay Intertechnology, Inc. * †	426,260	5,225,948
Xerox Corp. †	569,625	4,688,014

		133,143,958

Utilities—0.4%
SemGroup Corp., Class A * †	87,375	2,478,829

TOTAL COMMON STOCK (Cost $486,494,593)		532,401,961

PREFERRED STOCK—0.7%
Finance—0.7%
BAC Capital Trust IV 5.875% * (a)	56,497	1,309,601
Citigroup Capital XVI 6.450% * †	107,050	2,643,065

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

12 | SEMI-ANNUAL REPORT 2012

ROBECO INVESTMENT FUNDS	FEBRUARY 29, 2012 (UNAUDITED)

ROBECO BOSTON PARTNERS LONG/SHORT EQUITY FUND (continued)	PORTFOLIO OF INVESTMENTS

	Number of Shares	Value
Finance—(continued)
First Southern Bancorp, Inc. 144A 5.000% 144A * ‡ Δ	110	$205,851

TOTAL PREFERRED STOCK (Cost $3,327,420)		4,158,517

SECURITIES LENDING COLLATERAL—2.6%
BlackRock Liquidity Fund	15,088,513	15,088,513

TOTAL SECURITIES LENDING COLLATERAL (Cost $15,088,513)		15,088,513

TOTAL LONG POSITIONS—94.5% (Cost $504,910,526)		551,648,991

SECURITIES SOLD SHORT—(58.8%)
COMMON STOCK—(58.8%)
Basic Industries—(1.8%)
Cliffs Natural Resources, Inc.	(36,955)	(2,345,903)
Ethanex Energy, Inc. *	(648)	(343)
Gold Resource Corp.	(67,830)	(1,658,443)
Intrepid Potash, Inc. *	(87,500)	(2,212,875)
MAG Silver Corp. *	(83,345)	(801,779)
Molycorp, Inc. *	(22,405)	(553,404)
Seabridge Gold, Inc. *	(76,310)	(1,805,495)
Tanzanian Royalty Exploration Corp. *	(193,370)	(814,088)
Uranerz Energy Corp. *	(83,070)	(207,675)

		(10,400,005)

Capital Goods—(5.9%)
ADA-ES, Inc. *	(68,138)	(1,531,061)
Ameresco, Inc., Class A *	(121,020)	(1,705,172)
Applied Energetics, Inc. *	(238,070)	(26,188)
Applied Nanotech Holdings, Inc. *	(8,285)	(2,237)
Cavco Industries, Inc. *	(35,330)	(1,593,030)
DynaMotive Energy Systems Corp. *	(72,185)	(10,106)
EDAC Technologies Corp. *	(98,241)	(1,021,697)
Lindsay Corp.	(45,280)	(2,969,915)
Middleby Corp., (The) *	(16,040)	(1,567,750)
National Presto Industries, Inc.	(40,949)	(3,545,774)
Stericycle, Inc. *	(19,785)	(1,716,744)
Titan International, Inc.	(135,975)	(3,350,424)
Tredegar Corp.	(98,120)	(2,280,309)
Trex Co., Inc. *	(207,215)	(5,580,300)
Twin Disc, Inc.	(106,848)	(3,414,862)
Vulcan Materials Co.	(94,985)	(4,232,532)

		(34,548,101)

Communications—(4.6%)
Aruba Networks, Inc. *	(104,245)	(2,250,649)
Cogent Communications Group, Inc. *	(157,680)	(2,904,466)
Consolidated Communications Holdings, Inc.	(90,875)	(1,723,899)
CTC Communications Group, Inc. * ‡ Δ	(98,900)	(10)
Digital Domain Media Group, Inc. *	(123,359)	(692,044)

	Number of Shares	Value
Communications—(continued)
Elephant Talk Communications, Inc. *	(239,001)	$(511,462)
Equinix, Inc. *	(22,140)	(3,103,585)
Interliant, Inc. * ‡ Δ	(600)	0
j2 Global Communications, Inc.	(71,770)	(2,122,239)
LinkedIn Corp., Class A *	(32,650)	(2,836,305)
LivePerson, Inc. *	(206,805)	(3,118,619)
MicroStrategy, Inc., Class A *	(22,375)	(3,033,826)
OpenTable, Inc. *	(32,700)	(1,585,950)
Rackspace Hosting, Inc. *	(57,880)	(3,023,651)

		(26,906,705)

Consumer Durables—(3.8%)
American Axle & Manaufacturing Holdings, Inc. *	(175,562)	(2,080,410)
Conn’s, Inc. *	(141,865)	(1,881,130)
Deckers Outdoor Corp. *	(43,730)	(3,269,255)
Garmin Ltd	(55,115)	(2,600,877)
Gentex Corp.	(97,880)	(2,314,862)
iRobot Corp. *	(42,460)	(1,083,579)
Qsound Labs, Inc. *	(4,440)	(133)
SodaStream International Ltd. *	(72,570)	(2,957,228)
Tesla Motors, Inc. *	(92,880)	(3,103,121)
Universal Display Corp. *	(64,665)	(2,671,311)

		(21,961,906)

Consumer Non-Durables—(2.9%)
Amazon.com, Inc. *	(9,335)	(1,677,406)
Amish Naturals, Inc. * Δ	(25,959)	(156)
Blyth, Inc.	(21,545)	(1,374,571)
Cal-Maine Foods, Inc.	(117,935)	(4,540,497)
Peet’s Coffee & Tea, Inc. *	(28,899)	(1,860,807)
Schiff Nutrition International, Inc. *	(91,632)	(1,022,613)
Smart Balance, Inc. *	(209,240)	(1,253,348)
Swisher Hygiene, Inc. *	(487,696)	(1,438,703)
Under Armour, Inc., Class A *	(38,310)	(3,418,784)
Valence Technology, Inc. *	(27,585)	(25,654)

		(16,612,539)

Consumer Services—(13.5%)
Arbitron, Inc.	(88,025)	(2,943,556)
BJ’s Restaurants, Inc. *	(26,290)	(1,305,298)
Blue Nile, Inc. *	(157,430)	(5,612,379)
Cheesecake Factory, Inc. (The) *	(58,020)	(1,719,713)
Constant Contact, Inc. *	(90,575)	(2,738,988)
Fresh Market, Inc., (The) *	(19,280)	(867,986)
GameStop Corp., Class A	(46,400)	(1,056,992)
Groupon, Inc *	(259,285)	(5,111,804)
Imax Corp. *	(103,880)	(2,651,018)
Intersections, Inc.	(60,369)	(704,506)
JC Penney Co., Inc.	(68,345)	(2,706,462)
Life Time Fitness, Inc. *	(78,730)	(3,894,773)
Liquidity Services, Inc. *	(53,790)	(2,326,417)
Lululemon Athletica, Inc. *	(36,735)	(2,461,980)
Lumber Liquidators Holdings, Inc. *	(87,710)	(1,919,972)
Mattress Firm Holding Corp. *	(90,297)	(3,001,472)
Medifast, Inc. *	(136,690)	(2,218,479)
Netflix, Inc. *	(45,110)	(4,995,030)
Red Robin Gourmet Burgers, Inc. *	(79,540)	(2,736,971)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SEMI-ANNUAL REPORT 2012 | 13

ROBECO INVESTMENT FUNDS	FEBRUARY 29, 2012 (UNAUDITED)

ROBECO BOSTON PARTNERS LONG/SHORT EQUITY FUND (continued)	PORTFOLIO OF INVESTMENTS

	Number of Shares	Value
Consumer Services—(continued)
Ritchie Bros.Auctioneers, Inc.	(236,595)	$(5,777,650)
Sturm Ruger & Co., Inc.	(140,270)	(5,860,481)
Teavana Holdings, Inc. *	(48,930)	(1,147,409)
Texas Roadhouse, Inc.	(190,555)	(3,187,985)
Urban Outfitters, Inc. *	(100,445)	(2,851,634)
VistaPrint NV *	(62,615)	(2,547,178)
VOXX International Corp. *	(317,741)	(4,063,907)
Zynga, Inc., Class A *	(192,640)	(2,537,069)

		(78,947,109)

Energy—(2.9%)
Apco Oil and Gas International , Inc.	(63,423)	(4,768,141)
Basic Energy Services, Inc. *	(109,040)	(2,165,534)
Beard Co. *	(9,710)	(777)
C&J Energy Services, Inc. *	(52,530)	(1,067,410)
CARBO Ceramics, Inc.	(18,500)	(1,695,525)
Crescent Point Energy Corp	(32,120)	(1,517,349)
Goodrich Petroleum Corp. *	(109,055)	(1,737,246)
Houston American Energy Corp. *	(116,735)	(1,265,407)
Hyperdynamics Corp. *	(201,215)	(273,652)
InterOil Corp. *	(21,570)	(1,296,357)
Miller Energy Resources Inc *	(253,560)	(1,064,952)

		(16,852,350)

Finance—(1.0%)
First Cash Financial Services, Inc. *	(29,130)	(1,231,034)
Higher One Holdings Inc *	(206,955)	(3,042,238)
Value Line, Inc.	(78,574)	(901,244)
World Acceptance Corp. *	(11,600)	(736,832)

		(5,911,348)

Health Care—(6.6%)
ABIOMED, Inc. *	(88,280)	(1,843,286)
Accretive Health, Inc. *	(106,050)	(2,756,239)
Align Technology, Inc. *	(72,220)	(1,849,554)
Ariad Pharmaceuticals, Inc. *	(120,765)	(1,786,114)
athenahealth, Inc. *	(40,365)	(2,852,594)
Auxilium Pharmaceuticals, Inc *	(80,265)	(1,586,036)
Biotime, Inc. *	(105,150)	(524,699)
BodyTel Scientific, Inc. *	(4,840)	(29)
CareView Communications, Inc. *	(207,465)	(352,690)
Conceptus, Inc. *	(126,440)	(1,703,147)
Curis, Inc. *	(228,155)	(1,028,979)
HeartWare International, Inc. *	(15,860)	(1,161,904)
Hi-Tech Pharmacal Co., Inc. *	(60,975)	(2,434,122)
Idenix Pharmaceuticals, Inc. *	(125,280)	(1,474,546)
IDEXX Laboratories, Inc. *	(15,145)	(1,298,684)
Immunomedics, Inc. *	(388,750)	(1,383,950)
Insulet Corp. *	(86,530)	(1,706,372)
MAKO Surgical Corp. *	(49,505)	(1,935,645)
Mindray Medical International Ltd. - ADR	(80,220)	(2,455,534)
NxStage Medical, Inc. *	(103,765)	(2,075,300)
Rockwell Medical Technologies, Inc. *	(61,980)	(588,190)
Seattle Genetics, Inc. *	(94,825)	(1,750,470)
Spectrum Pharmaceuticals, Inc. *	(156,010)	(2,213,782)
SXC Health Solutions Corp *	(28,520)	(2,019,216)

		(38,781,082)

	Number of Shares	Value
Real Estate Investment Trusts—(0.9%)
DuPont Fabros Technology, Inc.	(105,940)	$(2,426,026)
Simon Property Group, Inc.	(20,370)	(2,759,728)

		(5,185,754)

Technology—(14.4%)
3D Systems Corp. *	(156,460)	(3,504,704)
Acme Packet, Inc. *	(42,005)	(1,280,312)
Advent Software, Inc. *	(84,204)	(2,166,569)
ANTs Software, Inc. *	(10,334)	(83)
ARM Holdings PLC - Sponsored ADR	(193,425)	(5,257,291)
Aspen Technology, Inc. *	(197,535)	(4,061,320)
Blackbaud, Inc.	(56,320)	(1,776,896)
BroadSoft, Inc. *	(69,625)	(2,532,261)
Cavium, Inc. *	(65,660)	(2,346,032)
Ciena Corp. *	(266,805)	(3,980,731)
Cirrus Logic, Inc. *	(135,870)	(3,203,815)
Citrix Systems, Inc. *	(11,210)	(837,835)
CommVault Systems, Inc. *	(43,450)	(2,240,716)
Computer Programs & Systems, Inc.	(29,575)	(1,799,343)
Consygen, Inc. * ‡ Δ	(200)	0
Cypress Semiconductor Corp. *	(300,880)	(5,190,180)
eGain Communications Corp. *	(160,300)	(835,163)
Ener1, Inc. *	(102,820)	(1,234)
Entegris, Inc. *	(448,840)	(4,057,514)
EZchip Semiconductor Ltd. *	(29,020)	(1,172,988)
F5 Networks, Inc. *	(15,365)	(1,920,010)
Finisar Corp. *	(104,020)	(2,110,566)
First Solar, Inc. *	(65,160)	(2,104,668)
Function X, Inc. *	(9,792)	(67,565)
Infinera Corp. *	(177,235)	(1,410,791)
Keynote Systems, Inc.	(82,415)	(1,639,234)
Maxwell Technologies, Inc. *	(48,745)	(886,672)
Measurement Specialties, Inc. *	(105,310)	(3,424,681)
Mitek Systems, Inc. *	(126,695)	(1,317,628)
MoSys, Inc. *	(153,340)	(585,759)
Nanometrics, Inc. *	(123,700)	(2,170,935)
Nestor, Inc. *	(15,200)	(23)
NetSuite, Inc. *	(62,220)	(2,967,894)
Power Integrations, Inc.	(59,220)	(2,208,906)
QLIK Technologies, Inc. *	(76,390)	(2,312,325)
Red Hat, Inc. *	(45,625)	(2,256,613)
Riverbed Technology, Inc. *	(70,010)	(1,993,185)
Salesforce.com, Inc. *	(19,925)	(2,852,463)
Tiger Telematics, Inc. * Δ	(6,510)	(7)
TigerLogic Corp. *	(96,490)	(218,067)
Tower Semiconductor Ltd. *	(514,365)	(363,399)
Viasat, Inc. *	(74,380)	(3,431,149)
Wipro Ltd. - ADR	(152,595)	(1,675,493)
WorldGate Communications, Inc. *	(582,655)	(19,228)
Xybernaut Corp. * ‡ Δ	(34,156)	0

		(84,182,248)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

14 | SEMI-ANNUAL REPORT 2012

ROBECO INVESTMENT FUNDS	FEBRUARY 29, 2012 (UNAUDITED)

ROBECO BOSTON PARTNERS LONG/SHORT EQUITY FUND (continued)	PORTFOLIO OF INVESTMENTS

	Number of Shares	Value
Utilities—(0.5%)
Cadiz, Inc. *	(72,010)	$(764,746)
Clean Energy Fuels Corp. *	(128,775)	(2,419,682)

		(3,184,428)

TOTAL COMMON STOCK (Proceeds $334,992,463)		(343,473,575)

TOTAL SECURITIES SOLD SHORT —(58.8%) (Proceeds $334,992,463)		(343,473,575)

	Number of Contracts
OPTIONS WRITTEN††—(0.1%)
Goldman Sachs Group, Inc., (The) Put Options Expires 01/19/13 Strike Price $105	(157)	(160,925)
Groupon, Inc. Call Options Expires 01/19/13 Strike Price $20	(552)	(149,592)
Invensense, Inc. Call Options Expires 09/22/12 Strike Price $10	(424)	(260,760)

TOTAL OPTIONS WRITTEN (Premiums received $846,967)	(571,277)

OTHER ASSETS IN EXCESS OF LIABILITIES—64.4%	375,924,638

NET ASSETS—100.0%	$583,528,777

ADR	—	American Depositary Receipt
PLC	—	Public Limited Company
144A	—	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. As of February 29, 2012, these securities amounted to $2,102,907 or 0.4% of net assets. Unless otherwise noted, these 144A securities have not been deemed illiquid.
*	—	Non-income producing.
(a)	—	All or a portion of the security is on loan. (See Note 6 of the Notes to Financial Statements)
†	—	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
††	—	Primary risk exposure is equity contracts.
‡	—	Security has been valued at fair market value as determined in good faith by or under the direction of The RBB Fund, Inc.’s Board of Directors. As of February 29, 2012 long positions amounted to $2,102,907 or 0.4% of net assets.
Δ	—	Security has been deemed illiquid. Less then 0.1% of the Fund’s net assets were reported illiquid by the portfolio manager under the Fund’s policies and procedures.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SEMI-ANNUAL REPORT 2012 | 15

ROBECO INVESTMENT FUNDS	FEBRUARY 29, 2012 (UNAUDITED)

ROBECO BOSTON PARTNERS LONG/SHORT EQUITY FUND (continued)	PORTFOLIO OF INVESTMENTS

A summary of the inputs used to value the Fund’s investments as of February 29, 2012 is as follows (see Note I in the Notes to Financial Statements):

	Total Value as of 02/29/12	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stock
Basic Industries	$9,480,424	$9,480,424	$—	$—
Capital Goods	26,311,810	26,311,810	—	—
Communications	23,570,217	23,570,217	—	—
Consumer Durables	2,378,372	2,378,372	—	—
Consumer Non-Durables	39,889,934	39,889,934	—	—
Consumer Services	69,346,933	69,346,933	—	—
Energy	24,390,443	24,390,443	—	—
Finance	101,341,364	99,444,308	—	1,897,056
Health Care	98,462,734	98,462,734	—	—
Real Estate Investment Trusts	1,606,943	1,606,943	—	—
Technology	133,143,958	133,143,958	—	—
Utilities	2,478,829	2,478,829	—	—
Preferred Stocks
Finance	4,158,517	3,952,666	—	205,851
Securities Lending Collateral	15,088,513	15,088,513	—	—

Total Assets	$551,648,991	$549,546,084	$—	$2,102,907

	Total Value as of 02/29/12	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Securities Sold Short
Basic Industries	$(10,400,005)	$(10,400,005)	$—	$—
Capital Goods	(34,548,101)	(34,548,101)	—	—
Communications	(26,906,705)	(26,906,695)	—	(10)
Consumer Durables	(21,961,906)	(21,961,906)	—	—
Consumer Non-Durables	(16,612,539)	(16,612,383)	—	(156)
Consumer Services	(78,947,109)	(78,947,109)	—	—
Energy	(16,852,350)	(16,852,350)	—	—
Finance	(5,911,348)	(5,911,348)	—	—
Health Care	(38,781,082)	(38,781,082)	—	—
Real Estate Investment Trusts	(5,185,754)	(5,185,754)	—	—
Technology	(84,182,248)	(84,182,248)	—	—
Utilities	(3,184,428)	(3,184,428)	—	—
Options Written
Equity Contracts	(571,277)	—	(571,277)	—

Total Liabilities	$(344,044,852)	$(343,473,409)	$(571,277)	$(166)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

16 | SEMI-ANNUAL REPORT 2012

ROBECO INVESTMENT FUNDS	FEBRUARY 29, 2012 (UNAUDITED)

ROBECO BOSTON PARTNERS LONG/SHORT EQUITY FUND (concluded)	PORTFOLIO OF INVESTMENTS

The following is a reconciliation of the Fund’s Level 3 investments for which significant unobservable inputs were used to determine fair value.

		Common Stock	Preferred Stock
	Total Investments	Finance	Finance
Balance as of August 31, 2011	$2,369,486	$2,103,885	$265,601
Net realized gain/(loss)	—	—	—
Change in unrealized appreciation/(depreciation)	(266,579)	(206,829)	(59,750)
Purchases	—	—	—
Sales	—	—	—
Transfers in *	—	—	—
Transfers out *	—	—	—

Balance as of February 29, 2012	$2,102,907	$1,897,056	$205,851

Securities Sold Short
	Total Investments	Communications	Consumer Non-Durables
Balance as of August 31, 2011	$(10)	$(10)	$—
Net realized gain/(loss)	—	—	—
Change in unrealized appreciation/(depreciation)	—	—	—
Purchases	—	—	—
Sales	—	—	—
Transfers in *	(156)	—	(156)
Transfers out *	—	—	—

Balance as of February 29, 2012	$(166)	$(10)	$(156)

*	Transfers in and/or (out) of Level 3 are recognized at the end of each reporting period. The transfer in occurred because of lack of observable market data due to decrease in market activity for this security. The change in unrealized appreciation/(depreciation) related to investments still held at February 29, 2012 was $(266,579).

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SEMI-ANNUAL REPORT 2012 | 17

ROBECO INVESTMENT FUNDS	FEBRUARY 29, 2012 (UNAUDITED)

ROBECO BOSTON PARTNERS LONG/SHORT RESEARCH FUND	PORTFOLIO OF INVESTMENTS

	Number of Shares	Value
LONG POSITIONS—91.7%
COMMON STOCK—91.7%
Basic Industries—3.9%
Ashland, Inc.	5,196	$330,258
AuRico Gold, Inc. *	43,040	421,939
Ball Corp. †	4,667	187,053
Barrick Gold Corp. †	9,795	467,515
Crown Holdings, Inc. *	8,152	301,379
Cytec Industries, Inc. †	4,198	249,613
FP Corp.	2,600	161,520
Globe Specialty Metals, Inc. †	23,232	330,359
Graphic Packaging Holding Co. * †	83,908	443,034
Minerals Technologies, Inc. †	4,014	259,184
Newmont Mining Corp. † #	6,460	383,724
Osisko Mining Corp. *	25,000	316,843
Rock-Tenn Co., Class A	8,012	564,766
Spartech Corp. * †	41,079	238,258
St Barbara Ltd. *	124,800	309,176

		4,964,621

Capital Goods—11.3%
ABB Ltd. - Sponsored ADR *	21,490	440,330
Briggs & Stratton Corp.	11,600	196,504
CIRCOR International, Inc. †	5,735	189,886
CNH Global NV *	8,830	378,895
Cubic Corp.	4,590	219,402
Curtiss-Wright Corp.	13,754	510,961
Dover Corp. †	4,540	290,651
Emerson Electric Co.	6,880	346,133
EnPro Industries, Inc. * †	9,944	375,983
Exelon Corp.	8,780	343,035
Fluor Corp.	5,066	306,392
Honeywell International, Inc. †	15,880	945,972
Hubbell, Inc., Class B	4,557	342,778
Hyundai Mobis	706	179,857
Illinois Tool Works, Inc. †	5,865	326,622
JTEKT Corp.	15,800	178,428
Kennametal, Inc. †	8,265	380,769
Lockheed Martin Corp.	8,465	748,391
Makita Corp.	10,600	440,743
Meggitt PLC	49,869	306,554
Northrop Grumman Corp.	5,490	328,357
PACCAR, Inc.	9,270	426,513
Parker-Hannifin Corp.	3,835	344,421
Precision Castparts Corp. †	2,970	497,267
Raytheon Co.	6,680	337,474
Siemens AG - Sponsored ADR †	4,805	479,107
Smiths Group PLC	25,623	443,505
SPX Corp.	3,242	237,120
Standex International Corp.	12,216	466,773
Stanley Black & Decker, Inc.	6,490	498,432
Textron, Inc.	8,980	247,040
TriMas Corp. * †	9,205	223,037
Tyco International, Ltd. †	17,735	919,028
Volvo AB - Sponsored ADR	37,347	542,278
WABCO Holdings, Inc. *	5,345	317,974
WESCO International, Inc. * †	7,525	473,247

		14,229,859

	Number of Shares	Value
Communications—5.8%
Comcast Corp., Class A †	29,195	$857,749
Deutsche Telekom AG	24,040	280,570
Expedia, Inc.	14,475	492,874
Google, Inc., Class A * #	795	491,509
Liberty Media Corp., Inc - Liberty Capital, Class A * †	9,165	823,842
Monster Worldwide, Inc. * †	26,665	185,055
Netease.com, Inc. - ADR * †	4,910	257,382
RigNet, Inc. * †	29,755	505,835
Shenandoah Telecommunications Co. †	8,905	88,961
Sohu.Com, Inc. *	8,815	434,932
Time Warner Cable, Inc. †	8,810	698,985
Vodafone Group PLC - Sponsored ADR †	25,740	697,297
Walt Disney Co. (The)	15,025	630,900
Windstream Corp. †	47,015	567,941
Yahoo!, Inc. *	23,165	343,537

		7,357,369

Consumer Durables—1.7%
Hoshizaki Electric Co. Ltd.	9,175	195,712
Johnson Controls, Inc. †	15,949	520,416
Lear Corp.	12,278	555,088
LISI	2,814	234,319
Swatch Group AG (The), Bearer Shares	1,050	476,080
Unipres Corp.	5,600	154,656

		2,136,271

Consumer Non-Durables—5.3%
Anheuser-Busch InBev NV - Sponsored ADR †	13,451	904,580
Coca-Cola Enterprises, Inc. †	28,445	822,060
ConAgra Foods, Inc. †	24,230	636,037
Cott Corp. * †	103,045	675,975
Electronic Arts, Inc. * †	29,140	475,856
Guess?, Inc. †	14,455	500,866
Henkel AG & Co. KGaA	6,340	346,023
Kerry Group PLC, Class A	7,262	309,606
Lorillard, Inc. †	4,850	635,738
Tyson Foods, Inc., Class A	33,450	632,540
Unilever NV †	21,610	719,829

		6,659,110

Consumer Services—16.1%
ANN, Inc. * †	14,720	351,661
CBS Corp., Class B non-voting shares †	28,980	866,502
Century Casinos, Inc. * †	40,628	113,758
Cinemark Holdings, Inc. †	28,035	586,492
Covanta Holding Corp.	15,430	251,972
Ctrip.Com International Ltd- ADR *	10,925	299,017
CVS Caremark Corp. †	14,479	653,003
Dun & Bradstreet Corp., (The)	8,605	711,203
eBay, Inc. * †	17,575	628,130
eLong, Inc. - Sponsored ADR	23,140	365,843
Equifax, Inc. †	14,880	625,555

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

18 | SEMI-ANNUAL REPORT 2012

ROBECO INVESTMENT FUNDS	FEBRUARY 29, 2012 (UNAUDITED)

ROBECO BOSTON PARTNERS LONG/SHORT RESEARCH FUND (continued)	PORTFOLIO OF INVESTMENTS

	Number of Shares	Value
Consumer Services—(continued)
Finish Line, Inc., (The), Class A	14,706	$338,091
FTI Consulting, Inc. * †	18,975	760,328
Home Depot, Inc. (The) †	12,395	589,630
IAC/InterActiveCorp	6,735	307,116
Kohl’s Corp. †	13,213	656,422
Lowe’s Cos., Inc.	19,895	564,620
Macy’s, Inc. †	18,513	702,939
Manpower, Inc. †	12,883	554,871
McGraw-Hill Cos., Inc., (The) †	18,965	882,631
Mecox Lane Ltd. - ADR * †	78,470	98,872
Moody’s Corp. †	18,560	716,602
Nordstrom, Inc. †	9,345	501,079
Odyssey Marine Exploration, Inc. * †	190,070	579,714
Omnicom Group, Inc. †	15,240	753,466
Republic Services, Inc.	16,515	492,642
Robert Half International, Inc. †	23,643	672,170
Staples, Inc.	7,327	107,414
Target Corp. †	11,942	676,992
Time Warner, Inc. †	13,580	505,312
Towers Watson & Co., Class A †	11,508	735,822
Viacom, Inc., Class B †	13,135	625,489
Wal-Mart Stores, Inc. †	7,745	457,575
Walgreen Co.	15,170	503,037
WPP PLC	64,175	820,335
Wright Express Corp. *	13,795	853,635
Xylem Inc	16,364	425,137

		20,335,077

Energy—5.1%
Canadian Natural Resources Ltd. †	12,340	457,937
Devon Energy Corp.	5,800	425,198
EnerSys *	12,708	426,735
EOG Resources, Inc. †	11,098	1,263,618
Exxon Mobil Corp.	7,875	681,187
Noble Energy, Inc. † #	5,445	531,704
Occidental Petroleum Corp. †	5,990	625,176
Rosetta Resources, Inc. * †	8,459	431,747
Royal Dutch Shell PLC-ADR	10,991	803,332
SM Energy Co.	4,605	362,506
WPX Energy, Inc. *	23,840	432,934

		6,442,074

Finance—16.6%
ACE Ltd. †	6,210	445,319
American Express Co. †	8,120	429,467
Barclays PLC - Sponsored ADR †	34,619	539,018
Berkshire Hathaway, Inc., Class B * †	8,130	637,798
Capital One Financial Corp. †	22,735	1,150,391
Catlin Group Ltd.	59,250	392,405
Citigroup, Inc. †	33,021	1,100,260
Comerica, Inc. †	28,415	843,641
Discover Financial Services †	31,103	933,401
East West Bancorp, Inc. †	20,245	447,819
Fifth Third Bancorp †	78,325	1,066,003
First Niagara Financial Group, Inc.	45,000	430,200
Goldman Sachs Group, Inc., (The) †	4,125	474,952
Huntington Bancshares, Inc.	132,555	774,784
JPMorgan Chase & Co. †	28,962	1,136,469

	Number of Shares	Value
Finance—(continued)
M&T Bank Corp.	5,425	$442,789
Marsh & McLennan Cos., Inc. †	19,030	593,736
MetLife, Inc. †	9,250	356,588
Morgan Stanley	11,805	218,865
PNC Financial Services Group, Inc. †	16,050	955,296
Raymond James Financial, Inc. †	26,605	941,019
SLM Corp. †	58,863	927,681
Steel Excel, Inc. *	10,500	293,475
SunTrust Banks, Inc. †	37,435	859,508
TD Ameritrade Holding Corp. †	43,010	802,997
Torchmark Corp. †	11,640	563,842
Travelers Cos., Inc., (The)	7,410	429,558
US Bancorp †	32,555	957,117
Validus Holdings Ltd. †	16,955	516,958
Wells Fargo & Co. †	42,193	1,320,219

		20,981,575

Health Care—8.9%
AmerisourceBergen Corp. †	14,960	558,756
Amgen, Inc. †	5,777	392,547
Bayer AG - Sponsored ADR †	3,305	244,388
CareFusion Corp. * †	14,423	372,258
Chemed Corp.	10,000	618,200
CIGNA Corp.	13,610	600,337
Covidien PLC †	11,252	587,917
DaVita, Inc. * †	6,910	598,060
Exactech, Inc. *	14,469	229,912
Express Scripts, Inc. * †	8,750	466,637
Hologic, Inc. * †	16,055	332,820
Humana, Inc. †	6,240	543,504
ICON PLC, Sponsored ADR *	15,374	325,621
Johnson & Johnson †	6,600	429,528
McKesson Corp. †	8,230	687,287
Medco Health Solutions, Inc. *	5,500	371,745
Omnicare, Inc. †	16,915	595,070
PAREXEL International Corp. *	9,877	241,789
Pfizer, Inc. †	22,680	478,548
Quest Diagnostics, Inc. †	7,395	429,280
Roche Holding AG - Sponsored ADR †	8,230	358,663
Sanofi - ADR	8,785	325,309
Stryker Corp. †	6,913	370,813
UnitedHealth Group, Inc.	11,680	651,160
WellPoint, Inc.	6,620	434,471

		11,244,620

Technology—16.1%
Accenture PLC, Class A †	10,697	636,899
Alliance Data Systems Corp. * †	2,890	350,730
Amdocs Ltd. * †	24,480	750,802
Analog Devices, Inc. †	13,866	543,686
Apple, Inc. * †	2,275	1,234,051
Arrow Electronics, Inc. * †	19,067	765,540
Avnet, Inc. * †	17,510	625,807
BMC Software, Inc. * †	15,500	580,320
CA, Inc. †	26,763	723,404
CACI International, Inc., Class A * †	9,055	535,513

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SEMI-ANNUAL REPORT 2012 | 19

ROBECO INVESTMENT FUNDS	FEBRUARY 29, 2012 (UNAUDITED)

ROBECO BOSTON PARTNERS LONG/SHORT RESEARCH FUND (continued)	PORTFOLIO OF INVESTMENTS

	Number of Shares	Value
Technology—(continued)
CDC Software Corp. - ADR *	54,213	$504,181
CGI Group, Inc., Class A * †	25,030	536,643
Cisco Systems, Inc. †	40,605	807,227
EMC Corp. * †	32,727	906,211
Flextronics International Ltd. * †	109,639	772,955
Harris Corp. †	23,605	1,029,886
Hewlett-Packard Co. †	16,827	425,891
Ingram Micro, Inc., Class A * †	42,265	808,529
International Business Machines Corp.	1,718	337,982
Microsoft Corp. †	31,945	1,013,934
Oracle Corp. †	20,432	598,045
Seagate Technology PLC	34,920	916,999
STMicroelectronics NV †	62,823	466,147
Symantec Corp. * †	32,983	588,417
TE Connectivity Ltd. †	13,450	491,598
TeleTech Holdings, Inc. *	13,567	207,168
Texas Instruments, Inc. †	21,190	706,687
United Technologies Corp.	4,510	378,254
Western Digital Corp. * †	22,720	891,760
Western Union Co., (The) †	26,310	459,636
Xerox Corp. †	90,403	744,017

		20,338,919

Transportation—0.4%
UTi Worldwide, Inc.	32,220	520,031

		520,031

Utilities—0.5%
AES Corp., (The) *	18,970	257,233
PG&E Corp. †	6,170	257,166
SemGroup Corp., Class A * †	5,065	143,694

		658,093

TOTAL COMMON STOCK—91.7% (Cost $105,376,122)		115,867,619

TOTAL LONG POSITIONS—91.7% (Cost $105,376,122)		115,867,619

SECURITIES SOLD SHORT—(35.4%)
COMMON STOCK—(35.4%)
Basic Industries—(1.1%)
Air Liquide SA - ADR	(7,994)	(207,484)
AMETEK, Inc.	(4,125)	(196,350)
Bemis Co., Inc.	(4,599)	(144,271)
Haynes International, Inc.	(2,550)	(161,389)
Seabridge Gold, Inc. *	(5,029)	(118,986)
Sun Hydraulics Corp.	(5,010)	(164,629)
Tennant CO	(3,560)	(146,102)
Texas Industries, Inc.	(6,799)	(230,010)

		(1,369,221)

Capital Goods—(3.8%)
AAON, Inc.	(7,350)	(136,342)
Acuity Brands, Inc.	(5,631)	(350,192)
Donaldson Co., Inc.	(1,985)	(145,759)
Eaton Corp.	(8,230)	(429,524)
Fastenal Co.	(10,440)	(549,979)

	Number of Shares	Value
Capital Goods—(continued)
Graco, Inc.	(3,177)	$(162,599)
KEYW Holding Corp., (The) *	(22,487)	(159,658)
Kubota Corp. - Sponsored ADR	(3,710)	(182,198)
Manitex International, Inc. *	(18,990)	(124,954)
Middleby Corp., (The) *	(3,366)	(328,993)
National Presto Industries, Inc.	(1,620)	(140,276)
Nordson Corp.	(2,485)	(136,600)
Otter Tail Corp.	(3,070)	(65,207)
Pfeiffer Vacuum Technology AG	(2,201)	(238,375)
RTI International Metals, Inc. *	(3,720)	(83,849)
Shanghai Electric Group Co. Ltd.	(457,117)	(246,941)
Simpson Manufacturing Co., Inc.	(9,242)	(275,596)
Titan Machinery, Inc. *	(5,390)	(141,164)
Trex Co., Inc. *	(5,565)	(149,865)
Twin Disc, Inc.	(9,795)	(313,048)
Vulcan Materials Co.	(5,102)	(227,345)
Watsco, Inc.	(2,663)	(190,112)

		(4,778,576)

Communications—(3.9%)
AMC Networks, Inc. *	(6,080)	(275,971)
Ancestry.com, Inc. *	(3,015)	(68,682)
Calix, Inc. *	(34,490)	(311,790)
Cbeyond, Inc. *	(24,945)	(191,578)
Cincinnati Bell, Inc. *	(86,855)	(325,706)
Cogent Communications Group, Inc. *	(7,385)	(136,032)
Consolidated Communications Holdings, Inc.	(7,960)	(151,001)
Equinix, Inc. *	(3,900)	(546,702)
Frontier Communications Corp	(23,170)	(106,350)
Koninklijke KPN NV	(31,060)	(336,637)
Level 3 Communications, Inc. *	(12,880)	(313,113)
LinkedIn Corp., Class A *	(2,395)	(208,054)
Lumos Networks Corp.	(10,930)	(139,904)
NII Holdings, Inc. *	(11,160)	(199,541)
Oclaro, Inc. *	(44,030)	(190,210)
OpenTable, Inc. *	(9,325)	(452,262)
Rackspace Hosting, Inc. *	(7,754)	(405,069)
Sprint Nextel Corp. *	(51,950)	(128,316)
Telefonica SA - Sponsored ADR	(10,970)	(187,477)
tw telecom, Inc. *	(12,105)	(261,468)

		(4,935,863)

Consumer Durables—(1.8%)
American Axle & Manaufacturing Holdings, Inc. *	(23,901)	(272,232)
Elekta AB, B Shares	(4,245)	(198,880)
KB Home	(25,114)	(286,802)
Meritage Homes Corp. *	(7,914)	(204,893)
Sherwin-Williams Co., (The)	(1,754)	(180,925)
Toll Brothers, Inc. *	(13,980)	(327,971)
Under Armour, Inc., Class A *	(5,740)	(512,238)
Whirlpool Corp.	(4,458)	(336,891)

		(2,320,832)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

20 | SEMI-ANNUAL REPORT 2012

ROBECO INVESTMENT FUNDS	FEBRUARY 29, 2012 (UNAUDITED)

ROBECO BOSTON PARTNERS LONG/SHORT RESEARCH FUND (continued)	PORTFOLIO OF INVESTMENTS

	Number of Shares	Value
Consumer Non-Durables—(2.2%)
Clorox Co., (The)	(5,670)	$(383,349)
Flowers Foods, Inc.	(18,319)	(350,626)
Green Mountain Coffee Roasters, Inc. *	(5,115)	(332,322)
Hershey Co., (The)	(6,440)	(390,908)
Luxottica Group SPA - Sponsored ADR	(10,134)	(361,986)
Monster Beverage Corp. *	(7,870)	(450,085)
Tootsie Roll Industries, Inc.	(17,370)	(403,852)
WMS Industries, Inc. *	(6,102)	(134,427)

		(2,807,555)

Consumer Services—(6.8%)
Amazon.com, Inc. *	(745)	(133,869)
AutoNation, Inc. *	(4,964)	(169,173)
Blue Nile, Inc. *	(11,105)	(395,893)
Buffalo Wild Wings, Inc. *	(6,040)	(522,400)
Cenveo, Inc. *	(78,860)	(307,554)
Clean Harbors, Inc. *	(1,077)	(72,331)
Concur Technologies, Inc. *	(6,344)	(373,979)
Fresh Market, Inc., (The) *	(10,165)	(457,628)
Iron Mountain, Inc.	(8,622)	(267,713)
Jack in the Box, Inc. *	(17,210)	(410,458)
JC Penney Co., Inc.	(10,620)	(420,552)
Monro Muffler Brake, Inc.	(9,200)	(422,004)
Old Dominion Freight Line, Inc. *	(6,900)	(300,219)
Pegasystems, Inc.	(8,884)	(249,463)
Pool Corp.	(4,145)	(150,878)
priceline.com, Inc. *	(370)	(231,997)
Red Robin Gourmet Burgers, Inc. *	(13,515)	(465,051)
Regal Entertainment Group, Class A	(29,785)	(411,629)
Ritchie Bros.Auctioneers, Inc.	(18,141)	(443,003)
Rollins, Inc.	(20,246)	(410,184)
Shutterfly, Inc. *	(3,660)	(100,138)
Sinclair Broadcasting Group, Inc., Class A	(26,250)	(299,775)
Sonic Corp. *	(48,098)	(397,289)
Sturm Ruger & Co., Inc.	(3,486)	(145,645)
Sysco Corp.	(14,230)	(418,647)
Vail Resorts, Inc.	(2,528)	(106,429)
Youku.com, Inc. - ADR *	(22,825)	(573,821)

		(8,657,722)

Energy—(2.6%)
Apco Oil and Gas International , Inc.	(4,250)	(319,515)
Baytex Energy Corp.	(1,760)	(101,781)
Chesapeake Energy Corp.	(18,950)	(473,750)
Concho Resources, Inc. *	(3,920)	(418,813)
Continental Resources, Inc. *	(4,984)	(451,949)
Crescent Point Energy Corp.	(9,175)	(434,432)
Forest Oil Corp. *	(18,945)	(244,959)
Gasfrac Energy Services, Inc. *	(10,185)	(85,437)
Goodrich Petroleum Corp. *	(16,040)	(255,517)
Petroleum Development Corp. *	(2,540)	(82,652)
Petroquest Energy, Inc. *	(25,305)	(154,360)
Whiting Petroleum Corp. *	(3,545)	(207,879)

		(3,231,044)

	Number of Shares	Value
ExchangeTraded Funds—(0.5%)
iPath Dow Jones-UBS Copper Subindex Total Return ETN *	(2,465)	$(122,584)
SPDR Gold Shares *	(1,250)	(205,362)
United States Oil Fund LP *	(7,400)	(302,808)

		(630,754)

Finance—(4.5%)
City National Corp.	(4,550)	(213,850)
Commonwealth Bank of Australia	(4,675)	(247,829)
CVB Financial Corp.	(29,459)	(317,273)
E*Trade Financial Corp. *	(15,045)	(144,883)
Eaton Vance Corp.	(5,070)	(146,067)
First Cash Financial Services, Inc. *	(6,910)	(292,017)
FirstMerit Corp.	(7,175)	(115,159)
Gain Capital Holdings, Inc.	(35,965)	(188,457)
Glacier Bancorp, Inc.	(16,725)	(230,805)
Greenhill & Co., Inc.	(2,615)	(114,955)
Hancock Holding Co.	(7,648)	(259,650)
Iberiabank Corp.	(6,537)	(346,722)
KBW, Inc.	(9,990)	(165,135)
MB Financial, Inc.	(10,563)	(210,204)
Royal Bank of Canada	(3,846)	(216,222)
TCF Financial Corp.	(31,470)	(339,247)
Textainer Group Holdings Ltd.	(11,535)	(383,193)
Tompkins Financial Corp.	(7,238)	(297,482)
Toronto-Dominion Bank, (The)	(2,380)	(194,018)
UMB Financial Corp.	(7,076)	(294,715)
Valley National Bancorp	(26,163)	(327,299)
Westamerica Bancorporation	(7,169)	(339,524)
World Acceptance Corp. *	(4,630)	(294,098)

		(5,678,804)

Health Care—(1.6%)
ABIOMED, Inc. *	(10,521)	(219,678)
AstraZeneca PLC - Sponsored ADR	(1,639)	(73,575)
athenahealth, Inc. *	(6,360)	(449,461)
Biotime, Inc. *	(25,414)	(126,816)
IDEXX Laboratories, Inc. *	(2,079)	(178,274)
Lundbeck (H.) A/S	(5,646)	(119,387)
Orion OYJ, Class B	(5,465)	(117,734)
Perrigo Co.	(2,295)	(236,523)
Spectrum Pharmaceuticals, Inc. *	(11,747)	(166,690)
Stericycle, Inc. *	(3,867)	(335,540)

		(2,023,678)

Technology—(5.8%)
Alvarion Ltd. *	(135,704)	(138,418)
AOL, Inc. *	(26,155)	(469,744)
Aspen Technology, Inc. *	(19,012)	(390,887)
Aviat Networks, Inc. *	(65,815)	(173,093)
Ciena Corp. *	(15,120)	(225,590)
Cirrus Logic, Inc. *	(21,688)	(511,403)
Dassault Systemes SA	(3,986)	(330,954)
Finisar Corp. *	(6,580)	(133,508)
First Solar, Inc. *	(3,773)	(121,868)
Infinera Corp. *	(30,375)	(241,785)
Itron, Inc. *	(8,028)	(356,604)
Logitech International SA *	(27,176)	(229,909)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SEMI-ANNUAL REPORT 2012 | 21

ROBECO INVESTMENT FUNDS	FEBRUARY 29, 2012 (UNAUDITED)

ROBECO BOSTON PARTNERS LONG/SHORT RESEARCH FUND (continued)	PORTFOLIO OF INVESTMENTS

	Number of Shares	Value
Technology—(continued)
Marchex, Inc., Class B	(18,395)	$(78,915)
National Instruments Corp.	(13,790)	(366,814)
NetSuite, Inc. *	(9,296)	(443,419)
Red Hat, Inc. *	(8,542)	(422,487)
Renren, Inc. - ADR *	(46,070)	(251,081)
Salesforce.com, Inc. *	(2,688)	(384,814)
Skyworks Solutions, Inc. *	(19,012)	(512,754)
SMA Solar Technology AG	(4,037)	(206,535)
Syntel, Inc.	(7,178)	(367,514)
Total Systems Services, Inc.	(4,675)	(102,289)
Tri-Tech Holding, Inc. *	(21,880)	(183,573)
VMware, Inc., Class A *	(3,292)	(325,546)
Wipro Ltd. - ADR	(28,063)	(308,132)

		(7,277,636)

Transportation—(0.3%)
CH Robinson Worldwide, Inc.	(3,419)	(226,235)
Genco Shipping & Trading Ltd. *	(24,050)	(164,742)

		(390,977)

Utilities—(0.5%)
Aqua America, Inc.	(3,903)	(86,686)
Calpine Corp. *	(15,130)	(231,640)
Clean Energy Fuels Corp. *	(11,550)	(217,024)
Consolidated Edison, Inc.	(1,569)	(91,159)

		(626,509)

TOTAL COMMON STOCK (Proceeds $41,467,221)		(44,729,171)

TOTAL SECURITIES SOLD SHORT —(35.4%) (Proceeds $41,467,221)		(44,729,171)

	Number of Contracts
OPTIONS WRITTEN††—0.0%
Google, Inc. Call Options Expires 06/16/12 Strike Price $700	(4)	(2,600)
Newmont Mining Corp. Call Options Expires 06/16/12 Strike Price $65	(49)	(7,203)
Noble Energy, Inc. Call Options Expires 05/19/12 Strike Price $100	(40)	(18,400)

TOTAL OPTIONS WRITTEN (Premiums received $50,350)		(28,203)

OTHER ASSETS IN EXCESS OF LIABILITIES—43.7%		55,186,456

NET ASSETS—100.0%		$126,296,701

ADR	— American Depositary Receipt
PLC	— Public Limited Company
*	— Non-income producing.

†	—	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.

#	—	Security segregated as collateral for options written.
††	—	Primary risk exposure is equity contracts.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

22 | SEMI-ANNUAL REPORT 2012

ROBECO INVESTMENT FUNDS	FEBRUARY 29, 2012 (UNAUDITED)

ROBECO BOSTON PARTNERS LONG/SHORT RESEARCH FUND (concluded)	PORTFOLIO OF INVESTMENTS

A summary of the inputs used to value the Fund’s investments as of February 29, 2012 is as follows (see Note I in the Notes to Financial Statements):

	Total Value as of 02/29/12	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investment in securities *	$115,867,619	$115,867,619	$—	$—

Total Assets	$115,867,619	$115,867,619	$—	$—

	Total Value as of 02/29/12	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investment in securities sold short *	$(44,729,171)	$(44,729,171)	$—	$—
Options Written
Equity Contracts *	(28,203)	—	(28,203)	—

Total Liabilities	$(44,757,374)	$(44,729,171)	$(28,203)	$—

*	See Portfolio of Investments detail for country and security type breakout

The following is a reconciliation of the Fund’s Level 3 investments for which significant unobservable inputs were used to determine fair value.

Securities Sold Short
	Total Investments	Consumer Durables
	—	—
Balance as of August 31, 2011	$(13,020)	$(13,020)
Net realized gain/(loss)	7,064	7,064
Change in unrealized appreciation/(depreciation)	—	—
Purchases to cover short	5,956	5,956
Securities sold short	—	—
Transfers in **	—	—
Transfers out **	—	—

Balance as of February 29, 2012	$—	$—

**	Transfers in and/or (out) of Level 3 are recognized at the end of each reporting period. As of February 29, 2012, there were no transfers in and/or (out) of Level 3.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SEMI-ANNUAL REPORT 2012 | 23

ROBECO INVESTMENT FUNDS	FEBRUARY 29, 2012 (UNAUDITED)

ROBECO BOSTON PARTNERS ALL-CAP VALUE FUND	PORTFOLIO OF INVESTMENTS

	Number of Shares	Value
COMMON STOCK—98.6%
Capital Goods—5.7%
Actuant Corp., Class A	38,335	$1,079,897
AGCO Corp. *	16,670	860,672
Dover Corp.	48,075	3,077,762
Illinois Tool Works, Inc.	43,015	2,395,505
Parker-Hannifin Corp.	29,902	2,685,499
Stanley Black & Decker, Inc.	18,845	1,447,296
Tyco International, Ltd.	31,630	1,639,067
Volvo AB - Sponsored ADR	103,840	1,507,757

		14,693,455

Communications—3.2%
Google, Inc., Class A * #	4,785	2,958,326
Monster Worldwide, Inc. *	51,915	360,290
Vodafone Group PLC - Sponsored ADR	176,003	4,767,921

		8,086,537

Consumer Durables—1.4%
Lear Corp.	44,245	2,000,316
Thor Industries, Inc.	33,885	1,103,634
Tower International, Inc. *	32,506	414,126

		3,518,076

Consumer Non-Durables—4.6%
Electronic Arts, Inc. * #	164,470	2,685,795
Jones Group, Inc., (The)	110,995	1,093,301
Mattel, Inc.	78,465	2,545,405
Matthews International Corp., Class A	17,135	531,528
PepsiCo, Inc.	37,260	2,345,144
Philip Morris International, Inc.	31,605	2,639,650

		11,840,823

Consumer Services—17.8%
CBS Corp., Class B non-voting shares	94,618	2,829,078
CEC Entertainment, Inc.	13,355	509,627
eBay, Inc. *	95,915	3,428,002
Equifax, Inc.	58,540	2,461,022
Expedia, Inc. (a)	56,709	1,930,941
HSN, Inc.	20,075	745,987
IAC/InterActiveCorp	38,620	1,761,072
Kohl’s Corp.	80,951	4,021,646
Manpower, Inc.	69,945	3,012,531
Men’s Wearhouse, Inc., (The)	23,815	922,355
Omnicom Group, Inc.	68,020	3,362,909
Pantry, Inc., (The) *	14,930	185,580
Regis Corp.	111,390	1,928,161
Rent-A-Center, Inc.	52,495	1,859,373
Staples, Inc.	19,095	279,933
Target Corp.	78,005	4,422,103
Towers Watson & Co., Class A	33,680	2,153,499
Viacom, Inc., Class B	52,890	2,518,622
Wal-Mart Stores, Inc.	23,905	1,412,307
Walt Disney Co. (The)	61,005	2,561,600
Wright Express Corp. *	29,395	1,818,963
Wyndham Worldwide Corp.	31,585	1,389,424

		45,514,735

	Number of Shares	Value
Energy—9.5%
Apache Corp.	11,030	$1,190,468
Canadian Natural Resources Ltd.	31,595	1,172,490
Chevron Corp.	28,255	3,083,186
EOG Resources, Inc.	49,460	5,631,516
Exxon Mobil Corp.	46,975	4,063,338
Occidental Petroleum Corp. #	46,545	4,857,902
Royal Dutch Shell PLC-ADR	53,000	3,873,770
SM Energy Co.	6,650	523,488

		24,396,158

Finance—25.4%
ACE Ltd.	35,290	2,530,646
Alleghany Corp. * (a)	6,657	2,161,128
Axis Capital Holdings Ltd.	55,190	1,702,611
BB&T Corp.	123,945	3,625,391
Bond Street Holdings, Inc. Class A 144A * ‡	63,670	1,538,267
Capital One Financial Corp.	97,445	4,930,717
Citigroup, Inc. #	104,947	3,496,834
Federated Investors, Inc., Class B (a)	55,815	1,143,649
Fifth Third Bancorp	141,955	1,932,008
First Southern Bancorp, Inc. Class B 144A * ‡	17,550	144,436
Flagstone Reinsurance Holdings S.A.	76,355	604,732
Hanover Insurance Group, Inc., (The)	26,035	1,062,749
Hercules Technology Growth Capital, Inc.	71,720	740,150
Huntington Bancshares, Inc.	279,335	1,632,713
J.G.Wentworth, Inc. * ± Δ	—	0
JPMorgan Chase & Co.	192,625	7,558,605
Loews Corp.	91,214	3,570,116
Maiden Holdings Ltd.	31,245	270,269
MetLife, Inc.	90,890	3,503,810
NBH Holdings Corp., Class A 144A * ‡	40,025	686,429
Peoples Choice Financial Corp. 144A * Δ	1,465	0
Raymond James Financial, Inc.	39,035	1,380,668
SLM Corp.	163,690	2,579,754
Solar Cayman Ltd. 144A *	19,375	0
State Street Corp.	76,045	3,211,380
THL Credit, Inc.	23,960	305,730
Torchmark Corp.	29,325	1,420,503
Travelers Cos., Inc., (The)	42,820	2,482,275
Unum Group	58,566	1,349,946
Validus Holdings Ltd.	77,204	2,353,950
Wells Fargo & Co.	142,470	4,457,886
White Mountains Insurance Group Ltd.	5,110	2,535,684

		64,913,036

Health Care—15.9%
AmerisourceBergen Corp.	43,725	1,633,129
Amgen, Inc.	90,380	6,141,321
Cardinal Health, Inc.	38,735	1,609,439
CareFusion Corp. *	48,025	1,239,525
Covidien PLC	61,950	3,236,887

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

24 | SEMI-ANNUAL REPORT 2012

ROBECO INVESTMENT FUNDS	FEBRUARY 29, 2012 (UNAUDITED)

ROBECO BOSTON PARTNERS ALL-CAP VALUE FUND (continued)	PORTFOLIO OF INVESTMENTS

	Number of Shares	Value
Health Care—(continued)
Hologic, Inc. *	67,920	$1,407,982
Humana, Inc.	35,860	3,123,406
Johnson & Johnson	64,305	4,184,969
McKesson Corp.	36,690	3,063,982
Medtronic, Inc.	34,155	1,301,989
Pfizer, Inc.	422,336	8,911,290
Sanofi - ADR	34,240	1,267,907
UnitedHealth Group, Inc.	37,940	2,115,155
WellPoint, Inc.	23,110	1,516,709

		40,753,690

Real Estate Investment Trusts—0.7%
Ashford Hospitality Trust, Inc. (a) .	47,975	404,909
Colony Financial, Inc.	50,585	843,758
Terreno Realty Corp.	40,715	578,967
TMST, Inc. * Δ	191,097	0

		1,827,634

Technology—14.1%
Amdocs Ltd. *	56,575	1,735,155
Arrow Electronics, Inc. *	32,779	1,316,077
Avnet, Inc. *	49,650	1,774,491
BancTec, Inc. 144A * ‡ (a)	15,732	50,185
CA, Inc.	113,420	3,065,743
Cisco Systems, Inc.	126,845	2,521,679
Dun & Bradstreet Corp., (The)	17,610	1,455,466
Flextronics International Ltd. *	413,661	2,916,310
International Business Machines Corp.	19,670	3,869,679
Lexmark International, Inc., Class A	36,095	1,331,184
Microsemi Corp. *	35,940	751,865
Microsoft Corp.	165,485	5,252,494
Seagate Technology PLC	76,860	2,018,344
TE Connectivity Ltd.	120,145	4,391,300
Texas Instruments, Inc.	39,620	1,321,327
Western Union Co., (The)	134,540	2,350,414

		36,121,713

Utilities—0.3%
SemGroup Corp., Class A *	29,130	826,418

TOTAL COMMON STOCK (Cost $230,871,851)		252,492,275

PREFERRED STOCK—0.0%
Finance—0.0%
First Southern Bancorp, Inc. 144A 5.000% ‡	30	56,141

TOTAL PREFERRED STOCK (Cost $30,000)		56,141

	Par (000)

CORPORATE BONDS—0.0%
MBIA Insurance Corp.144A † ## 14.00% 01/15/33	$151	97,395

TOTAL CORPORATE BONDS (Cost $149,011)		97,395

	Number of Shares	Value
SECURITIES LENDING COLLATERAL—1.5%
BlackRock Liquidity Fund	3,920,093	$3,920,093

TOTAL SECURITIES LENDING COLLATERAL (Cost $3,920,093)		3,920,093

TOTAL INVESTMENTS—100.2% (Cost $234,970,955)		256,565,904

	Number of Contracts
OPTIONS WRITTEN††—(0.2%)
Citigroup, Inc. Call Options
Expires 01/19/13 Strike Price $40	(849)	(169,800)
Electronic Arts, Inc. Call Options
Expires 01/19/13 Strike Price $25	(501)	(17,535)
Electronic Arts, Inc. Call Options
Expires 01/19/13 Strike Price $30	(501)	(4,509)
Google, Inc. Call Options
Expires 01/19/13 Strike Price $600	(14)	(101,346)
Google, Inc. Call Options
Expires 01/19/13 Strike Price $600	(33)	(238,887)
Occidental Petroleum Corp. Call Options
Expires 08/18/12 Strike Price $115	(241)	(81,940)

TOTAL OPTIONS WRITTEN (Premiums received $594,916)		(614,017)

OTHER ASSETS IN EXCESS OF LIABILITIES—0.1%		204,706

NET ASSETS—100.0%		$256,156,593

ADR	—	American Depositary Receipt
PLC	—	Public Limited Company
144A	—	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. As of February 29, 2012, these securities amounted to $2,475,458 or 1.0% of net assets. Unless otherwise noted, these 144A securities have not been deemed illiquid.
*	—	Non-income producing.
‡	—	Security has been valued at fair market value as determined in good faith by or under the direction of The RBB Fund, Inc.’s Board of Directors. As of February 29, 2012, these securities amounted to $2,475,458 or 1.0% of net assets.
±	—	Total shares owned by the Fund as of February 29, 2012 were less than one share.
†	—	Adjustable rate security.
#	—	Security segregated as collateral for options written.
##	—	Callable security.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SEMI-ANNUAL REPORT 2012 | 25

ROBECO INVESTMENT FUNDS	FEBRUARY 29, 2012 (UNAUDITED)

ROBECO BOSTON PARTNERS ALL-CAP VALUE FUND (concluded)	PORTFOLIO OF INVESTMENTS

(a)	—	All or a portion of the security is on loan (See Note 6 of the Notes to Financial Statements).
Δ	—	Security has been deemed illiquid. Less than 0.1% of the Fund’s net assets were reported illiquid by the portfolio manager under the Funds’ policies and procedures.
††	—	Primary risk exposure is equity contracts.

A summary of the inputs used to value the Fund’s investments as of February 29, 2012 is as follows (see Note I in the Notes to Financial Statements):

	Total Value as of 02/29/12	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stock
Capital Goods	$14,693,455	$14,693,455	$—	$—
Communications	8,086,537	8,086,537	—	—
Consumer Durables	3,518,076	3,518,076	—	—
Consumer Non-Durables	11,840,823	11,840,823	—	—
Consumer Services	45,514,735	45,514,735	—	—
Energy	24,396,158	24,396,158	—	—
Finance	64,913,036	62,543,904	—	2,369,132
Health Care	40,753,690	40,753,690	—	—
Real Estate Investment Trusts	1,827,634	1,827,634	—	—
Technology	36,121,713	36,071,528	—	50,185
Utilities	826,418	826,418	—	—
Preferred Stocks	56,141	—	—	56,141
Corporate Bonds	97,395	—	97,395	—
Securities Lending Collateral	3,920,093	3,920,093	—	—

Total Assets	$256,565,904	$253,993,051	$97,395	$2,475,458

	Total Value as of 02/29/12	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Options Written
Equity Contracts	$(614,017)	$—	$(614,017)	$—

Total Liabilities	$(614,017)	$—	$(614,017)	$—

The following is a reconciliation of the Fund’s Level 3 investments for which significant unobservable inputs were used to determine fair value.

		Common Stock		Preferred Stock
	Total Investments	Finance	Technology	Finance	Corporate Bonds
Balance as of August 31, 2011	$2,262,890	$2,140,740	$49,713	$72,437	$0
Net realized gain/(loss)	(830,064)	—	—	—	(830,064)
Change in unrealized appreciation/(depreciation)	1,044,877	228,392	472	(16,296)	832,309
Purchases	—	—	—	—	—
Sales	(2,245)	—	—	—	(2,245)
Transfers in *	—	—	—	—	—
Transfers out *	—	—	—	—	—

Balance as of February 29, 2012	$2,475,458	$2,369,132	$50,185	$56,141	$—

*	Transfers in and/or (out) of Level 3 are recognized at the end of each reporting period.As of February 29, 2012, there were no transfers in and/or (out) of level 3. The change in unrealized appreciation/(depreciation) related to investments still held at February 29, 2012 was $212,568.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

26 | SEMI-ANNUAL REPORT 2012

ROBECO INVESTMENT FUNDS	FEBRUARY 29, 2012 (UNAUDITED)

ROBECO WPG SMALL/MICRO CAP VALUE FUND	PORTFOLIO OF INVESTMENTS

	Number of Shares	Value
COMMON STOCK—94.7%
Basic Industries—2.0%
GrafTech International Ltd. *	12,200	$155,062
Schweitzer-Mauduit International, Inc.	8,700	609,435

		764,497

Capital Goods—9.7%
Columbus McKinnon Corp. *	19,200	319,680
Flow International Corp. *	39,500	158,000
Global Power Equipment Group, Inc. *	8,900	215,825
Globe Specialty Metals, Inc.	13,800	196,236
Horsehead Holding Corp. *	23,900	272,460
ICF International, Inc. *	11,400	295,602
Matrix Service Co. *	19,200	254,208
Orion Marine Group, Inc. *	44,700	326,310
RTI International Metals, Inc. *	8,700	196,098
Trinity Industries, Inc.	7,700	267,652
Tutor Perini Corp. *	32,800	517,584
Wabash National Corp. *	75,000	792,000

		3,811,655

Communications—2.4%
Digital River, Inc. *	9,500	167,675
Fairpoint Communications, Inc. *(a)	24,680	92,797
Neutral Tandem, Inc. *	37,600	419,616
Saba Software, Inc. *	23,700	277,764

		957,852

Consumer Durables—1.9%
Libbey, Inc. *(a)	57,700	724,135

Consumer Non-Durables—2.6%
Brown Shoe Co., Inc. (a)	10,700	115,346
Chiquita Brands International, Inc. *	40,000	383,600
Dole Food Co., Inc. *	28,000	268,240
Jones Group, Inc., (The)	23,500	231,475

		998,661

Consumer Services—14.4%
ABM Industries, Inc.	12,100	274,670
Body Central Corp. *	4,000	111,360
Brink’s Co., (The)	17,700	446,925
Casual Male Retail Group, Inc. *	67,180	211,617
Corrections Corp. of America *	9,600	240,576
Cross Country Healthcare, Inc. * .	11,200	63,392
FTI Consulting, Inc. *	7,000	280,490
Geo Group, Inc. (The) *	62,800	1,105,908
Hackett Group, Inc. (The) *	78,800	379,816
MDC Partners, Inc., Class A	54,400	702,848
Navigant Consulting, Inc. *	37,000	499,870
Nutrisystem, Inc.	8,700	98,049
Penske Automotive Group, Inc.	11,400	274,512
Providence Service Corp. *	28,300	425,915
TMS International Corp.,Class A *	45,800	545,020

		5,660,968

	Number of Shares	Value
Energy—2.2%
Energy Partners Ltd. *	21,100	$359,544
GeoMet, Inc. *	64,070	43,568
GSE Holding, Inc. *	31,400	381,510
Newpark Resources, Inc. *	12,060	94,912

		879,534

Finance—26.0%
A.B.Watley Group, Inc. *	93,855	502
Alterra Capital Holdings Ltd.	19,700	452,312
American Equity Investment Life Holding Co.	25,100	303,710
Boston Private Financial Holdings, Inc.	78,700	750,011
CNO Financial Group, Inc. *	91,200	676,704
Encore Bancshares, Inc. *(a)	21,260	308,270
FBR & Co. *	123,830	312,052
First Midwest Bancorp, Inc.	22,700	262,412
Global Indemnity PLC *	20,730	396,565
Great American Group, Inc. *	76,190	13,581
Hanmi Financial Corp. *	22,400	194,208
Home Bancshares, Inc.	17,600	443,520
Home Loan Servicing Solutions Ltd *	14,700	199,332
HomeStreet, Inc. *	5,600	295,400
Maiden Holdings Ltd.	74,900	647,885
Meadowbrook Insurance Group, Inc.	72,700	692,104
Nelnet, Inc., Class A	15,030	397,092
Ocwen Financial Corp. *	42,400	683,064
OmniAmerican Bancorp, Inc. *	11,200	200,368
PrivateBancorp, Inc.	14,000	203,000
SCBT Financial Corp.	5,700	176,529
Simmons First National Corp., Class A	12,200	320,738
THL Credit, Inc.	18,400	234,784
United Financial Bancorp, Inc.	10,280	162,938
Validus Holdings Ltd.	12,000	365,880
ViewPoint Financial Group	29,410	440,856
Western Alliance Bancorp *	80,770	657,468
WSFS Financial Corp.	9,860	379,511

		10,170,796

Health Care—5.4%
Accuray, Inc. *	21,900	148,482
Alere, Inc. *	18,800	478,084
eResearch Technology, Inc. *	50,000	319,000
ICU Medical, Inc. *	2,350	107,818
Medical Action Industries, Inc. *	58,000	314,360
Natus Medical, Inc. *	24,700	258,609
Symmetry Medical, Inc. *	30,300	219,372
Teleflex, Inc.	4,700	278,569

		2,124,294

Real Estate Investment Trusts—10.5%
American Campus Communities, Inc.	3,300	135,795
Campus Crest Communities, Inc. (a)	57,300	606,807
Chatham Lodging Trust	8,700	104,922
CreXus Investment Corp.	40,200	448,230
CYS Investments, Inc.	16,900	229,333

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SEMI-ANNUAL REPORT 2012 | 27

ROBECO INVESTMENT FUNDS	FEBRUARY 29, 2012 (UNAUDITED)

ROBECO WPG SMALL/MICRO CAP VALUE FUND (concluded)	PORTFOLIO OF INVESTMENTS

	Number of Shares	Value
Real Estate Investment Trusts—(continued)
Government Properties Income Trust	12,000	$279,960
Highwoods Properties, Inc.	10,810	345,920
Kennedy-Wilson Holdings, Inc.	51,100	690,872
Lexington Realty Trust (a)	45,190	390,893
Mack-Cali Realty Corp.	13,600	388,960
Starwood Property Trust, Inc.	11,200	221,088
Two Harbors Investment Corp.	25,400	261,112

		4,103,892

Technology—6.6%
Aeroflex Holding Corp. *	20,800	228,176
CDC Software Corp. - ADR * ‡	48,000	446,400
CIBER, Inc. *	150,900	660,942
Computer Task Group, Inc. *	16,200	238,302
Digi International, Inc. *	35,700	401,268
Diodes, Inc. *	5,500	136,620
Plantronics, Inc.	7,300	272,290
Spectrum Brands Holdings, Inc. * .	6,900	196,098

		2,580,096

Transportation—7.1%
Air Transport Services Group, Inc. *	50,300	273,129
Alaska Air Group, Inc. *	2,900	198,853
Hawaiian Holdings, Inc. *	18,000	95,580
Rand Logistics, Inc. *	14,600	125,998
Scorpio Tankers, Inc. *	121,000	770,770
Spirit Airlines, Inc. *(a)	35,400	691,362
Swift Transportation Co. *	28,100	329,332
US Airways Group, Inc. *(a)	28,400	210,444
USA Truck, Inc. *	12,000	98,160

		2,793,628

Utilities—3.9%
Aegean Marine Petroleum
Network, Inc.	53,300	375,232
Cadiz, Inc. *(a)	25,310	268,792
Empire District Electric Co. (The) (a)	14,600	291,270
Portland General Electric Co.	9,400	231,616
StealthGas, Inc. *	23,700	113,760
UIL Holdings Corp.	7,300	257,325

		1,537,995

TOTAL COMMON STOCK (Cost $32,616,223)		37,108,003

	Number of Shares	Value
PREFERRED STOCK—0.2%
Energy—0.2%
GeoMet, Inc., Series A *	9,078	$80,613

TOTAL PREFERRED STOCK (Cost $77,892)		80,613

SECURITIES LENDING COLLATERAL—3.1%
BlackRock Liquidity Fund	1,211,496	1,211,496

TOTAL SECURITIES LENDING COLLATERAL (Cost $1,211,496)		1,211,496

TOTAL INVESTMENTS—98.0% (Cost $33,905,611)		38,400,112

OTHER ASSETS IN EXCESS OF LIABILITIES—2.0%		790,846

NET ASSETS—100.0%		$39,190,958

ADR	—	American Depositary Receipt
PLC	—	Public Limited Company
*	—	Non-income Producing
‡	—	Security has been valued at fair market value as determined in good faith by or under the direction of The RBB Fund, Inc.’s Board of Directors. As of February 29, 2012, this security amounted to $446,400 or 1.1% of net assets.
(a)	—	All or a portion of the security is on loan. (See Note 6 of the Notes to Financial Statements)
Δ	—	Security has been deemed illiquid. Less than 0.1% of the Fund’s net assets were reported illiquid by the portfolio manager under the Fund’s policies and procedures.

A summary of the inputs used to value the Fund’s investments as of February 29, 2012 is as follows (see Note I in the Notes to Financial Statements):

	Total Value as of 02/29/12	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stock *	$37,108,003	$37,108,003	$—	$—
Preferred Stock	80,613	80,613
Securities Lending Collateral	1,211,496	1,211,496	—	—

Total Assets	$38,400,112	$38,400,112	$—	$—

*	See Portfolio of Investments detail for industry and security type breakout.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

28 | SEMI-ANNUAL REPORT 2012

ROBECO INVESTMENT FUNDS	FEBRUARY 29, 2012 (UNAUDITED)

ROBECO BOSTON PARTNERS GLOBAL EQUITY FUND	PORTFOLIO OF INVESTMENTS

	Number of Shares	Value
COMMON STOCK—98.5%
Australia—1.8%
Australia & New Zealand Banking Group Ltd.	2,710	$63,794
Coca-Cola Amatil Ltd.	4,260	54,824
St Barbara Ltd. *	29,220	72,389

		191,007

Belgium—1.0%
Barco NV	1,675	109,974

Bermuda—1.7%
Axis Capital Holdings Ltd.	2,975	91,779
Validus Holdings Ltd.	3,185	97,111

		188,890

Canada—1.7%
AuRico Gold, Inc. *	8,040	78,820
Barrick Gold Corp.	1,225	58,610
Canadian Natural Resources Ltd. .	1,385	51,397

		188,827

France—5.9%
Alstom SA	2,740	118,058
Atos	2,340	133,183
Havas SA	16,760	85,231
LISI	1,270	105,752
Nexity SA	2,145	60,257
Sanofi	1,105	81,722
Teleperformance SA	2,010	53,813

		638,016

Germany—4.5%
Bayer AG, Registered Shares	1,025	75,791
Brenntag AG	695	81,021
Henkel AG & Co. KGaA	3,515	191,841
Muenchener Rueckversicherungs AG, Registered Shares	490	71,452
Rheinmetall AG	1,250	75,816

		495,921

Ireland—2.3%
Covidien PLC	2,795	146,039
Kerry Group PLC, Class A	2,465	105,092

		251,131

Japan—6.5%
Autobacs Seven Co. Ltd.	1,100	52,503
Dena Co. Ltd.	2,000	65,076
FCC Co. Ltd.	3,500	81,634
Hoshizaki Electric Co. Ltd.	4,300	91,723
Inpex Corp.	10	70,980
ITOCHU Corp.	6,900	78,515
Makita Corp.	2,600	108,107
NTT DoCoMo, Inc.	25	42,687
Sumitomo Mitsui Trust Holdings, Inc.	15,000	52,036
Unipres Corp.	2,300	63,519

		706,780

	Number of Shares	Value
Netherlands—4.0%
Imtech NV	3,070	$102,847
Koninklijke Ahold NV	7,640	105,656
Unilever NV-CVA	1,960	65,100
Unit 4 NV	3,675	104,167
Wolters Kluwer NV	2,925	54,460

		432,230

Singapore—0.9%
M1 Ltd.	26,000	51,973
Oversea-Chinese Banking Corp. Ltd.	7,000	50,262

		102,235

South Korea—0.8%
NongShim Co. Ltd.	398	86,272

Switzerland—5.2%
Credit Suisse Group AG, Registered Shares	2,945	79,134
Novartis AG, Registered Shares	1,940	105,695
Roche Holding AG, Participation Certificate	865	150,589
Swatch Group AG (The),
Bearer Shares	220	99,750
Tyco International, Ltd.	1,475	76,435
Zurich Financial Services AG	235	59,172

		570,775

United Kingdom—14.3%
AMEC PLC	3,050	53,665
Amlin PLC	9,630	53,835
Barclays PLC	21,020	81,929
BHP Billiton PLC	3,330	107,940
Britvic PLC	9,035	54,591
Filtrona PLC	18,310	131,081
HSBC Holdings PLC	11,360	100,356
Imperial Tobacco Group PLC	4,350	172,386
Meggitt PLC	15,215	93,529
Rexam PLC	12,415	81,986
Royal Dutch Shell PLC, Class A	7,100	258,267
Smiths Group PLC	4,810	83,256
Standard Chartered PLC	3,080	79,256
Victrex PLC	2,445	51,578
Vodafone Group PLC	57,375	154,578

		1,558,233

United States—47.9%
AmerisourceBergen Corp.	2,660	99,351
Amgen, Inc.	1,150	78,142
Apple, Inc. *	780	423,103
CACI International, Inc., Class A *	2,275	134,543
Capital One Financial Corp.	3,070	155,342
CBS Corp., Class B non-voting shares	1,810	54,119
Chevron Corp.	800	87,296
Cisco Systems, Inc.	11,020	219,078
Crown Holdings, Inc. *	2,170	80,225

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SEMI-ANNUAL REPORT 2012 | 29

ROBECO INVESTMENT FUNDS	FEBRUARY 29, 2012 (UNAUDITED)

ROBECO BOSTON PARTNERS GLOBAL EQUITY FUND (concluded)	PORTFOLIO OF INVESTMENTS

	Number of Shares	Value
United States—(continued)
CVS Caremark Corp.	3,575	$161,232
DIRECTV, Class A *	1,765	81,755
Dover Corp.	1,755	112,355
EOG Resources, Inc.	1,980	225,443
Exxon Mobil Corp.	2,915	252,147
Fifth Third Bancorp	10,355	140,932
Fluor Corp.	1,675	101,304
Graphic Packaging Holding Co. *	14,795	78,118
Honeywell International, Inc.	1,890	112,587
Illinois Tool Works, Inc.	1,960	109,152
Johnson & Johnson	1,530	99,572
JPMorgan Chase & Co.	1,845	72,398
Lear Corp.	2,175	98,332
Macy’s, Inc.	4,390	166,688
McKesson Corp.	1,565	130,693
Microsoft Corp.	9,490	301,213
Newmont Mining Corp.	815	48,411
Nordstrom, Inc.	1,075	57,642
Occidental Petroleum Corp.	915	95,499
Oracle Corp.	5,850	171,230
Pfizer, Inc.	4,395	92,735
Philip Morris International, Inc.	3,015	251,813
Rock-Tenn Co., Class A	895	63,089
SunTrust Banks, Inc.	5,450	125,132
Target Corp.	2,065	117,065
United Technologies Corp.	1,545	129,579
UnitedHealth Group, Inc.	1,595	88,921
Wells Fargo & Co.	4,835	151,287
Western Union Co., (The)	9,135	159,588
Windstream Corp.	8,655	104,552

		5,231,663

TOTAL COMMON STOCK (Cost $9,872,769)		10,751,954

TOTAL INVESTMENTS—98.5% (Cost $9,872,769)		10,751,954

OTHER ASSETS IN EXCESS OF LIABILITIES—1.5%		164,333

NET ASSETS—100.0%		$10,916,287

PLC	—	Public Limited Company
*	—	Non-income producing.

A summary of the inputs used to value the Fund’s investments as of February 29, 2012 is as follows (see Note I in the Notes to Financial Statements):

	Total Value as of 02/29/12	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investment in Securities *	$10,751,954	$10,751,954	$—	$—

Total Assets	$10,751,954	$10,751,954	$—	$—

*	See Portfolio of Investments detail for country and security type breakout.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

30 | SEMI-ANNUAL REPORT 2012

ROBECO INVESTMENT FUNDS	FEBRUARY 29, 2012 (UNAUDITED)

ROBECO BOSTON PARTNERS INTERNATIONAL EQUITY FUND	PORTFOLIO OF INVESTMENTS

	Number of Shares	Value
COMMON STOCK—97.4%
Australia—2.4%
Australia & New Zealand Banking Group Ltd.	3,465	$81,567
Coca-Cola Amatil Ltd.	6,805	87,577
St Barbara Ltd. *	37,505	92,914

		262,058

Belgium—1.5%
Barco NV	2,560	168,079

Bermuda—0.5%
Catlin Group Ltd.	8,005	53,016

Canada—3.3%
AuRico Gold, Inc. *	9,660	94,701
Barrick Gold Corp.	1,455	69,614
Canadian Natural Resources Ltd.	2,515	93,332
CGI Group, Inc., Class A *	4,760	101,892

		359,539

France—11.6%
Accor SA	1,560	54,870
Alstom SA	4,485	193,244
Atos	3,745	213,150
Havas SA	26,495	134,738
LISI	1,670	139,059
Nexity SA	2,880	80,904
Sanofi	1,775	131,272
Teleperformance SA	4,095	109,634
Total SA	3,655	204,473

		1,261,344

Germany—8.6%
Bayer AG, Registered Shares	1,850	136,794
Brenntag AG	1,255	146,304
Fresenius Medical Care AG & Co. KGaA	890	62,347
Henkel AG & Co. KGaA	5,065	276,437
Muenchener Rueckversicherungs AG, Registered Shares	695	101,345
Rheinmetall AG	1,695	102,807
SAP AG	900	60,733
Siemens AG, Registered Shares	535	53,359

		940,126

Ireland—4.3%
Beazley PLC	34,305	78,152
Kerry Group PLC, Class A	5,150	219,564
WPP PLC	13,255	169,436

		467,152

Italy—0.6%
Marr SpA	5,390	59,316

	Number of Shares	Value
Japan—15.1%
Autobacs Seven Co. Ltd.	2,000	$95,461
Brother Industries Ltd.	3,900	50,423
Dena Co. Ltd.	2,700	87,852
FCC Co. Ltd.	4,200	97,960
FP Corp.	800	49,699
Hoshizaki Electric Co. Ltd.	5,800	123,720
Inpex Corp.	17	120,667
ITOCHU Corp.	10,700	121,755
Kaken Pharmaceutical Co. Ltd.	4,000	50,633
Kamigumi Co. Ltd.	8,000	68,692
Makita Corp.	3,100	128,896
Nichii Gakkan Co.	4,400	51,312
Nissan Chemical Industries Ltd.	12,800	127,543
NTT DoCoMo, Inc.	57	97,326
Omron Corp.	2,600	57,572
Shinsei Bank Ltd.	47,000	60,709
Sugi Holdings Co. Ltd.	3,300	89,513
Sumitomo Mitsui Trust Holdings, Inc.	16,000	55,505
Unipres Corp.	3,700	102,183

		1,637,421

Netherlands—6.7%
Imtech NV	4,255	142,546
Koninklijke Ahold NV	11,675	161,457
Mediq NV	5,910	95,944
Unilever NV-CVA	2,445	81,209
Unit 4 NV	5,500	155,896
Wolters Kluwer NV	4,920	91,605

		728,657

Singapore—3.0%
M1 Ltd.	58,000	115,940
Oversea-Chinese Banking Corp. Ltd.	9,000	64,622
Singapore Telecommunications Ltd.	35,000	88,714
United Overseas Bank Ltd.	4,000	57,730

		327,006

South Korea—1.9%
NongShim Co. Ltd.	720	156,070
SK Telecom Co. Ltd.	390	50,723

		206,793

Switzerland—8.8%
Credit Suisse Group AG, Registered Shares	4,420	118,769
Julius Baer Group Ltd.	1,440	56,425
Novartis AG, Registered Shares	3,490	190,143
Roche Holding AG, Participation Certificate	1,280	222,836
Swatch Group AG (The), Bearer Shares	415	188,165
Tecan Group AG	870	70,777
Zurich Financial Services AG	430	108,272

		955,387

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SEMI-ANNUAL REPORT 2012 | 31

ROBECO INVESTMENT FUNDS	FEBRUARY 29, 2012 (UNAUDITED)

ROBECO BOSTON PARTNERS INTERNATIONAL EQUITY FUND (concluded)	PORTFOLIO OF INVESTMENTS

	Number of Shares	Value
United Kingdom—29.1%
AMEC PLC	3,070	$54,017
Amlin PLC	11,525	64,429
Barclays PLC	34,945	136,204
BG Group PLC	2,250	54,319
BHP Billiton PLC	6,820	221,066
Britvic PLC	9,015	54,470
Filtrona PLC	28,885	206,787
HSBC Holdings PLC	27,875	246,253
Imperial Tobacco Group PLC	8,005	317,230
Intercontinental Hotels Group PLC	2,445	55,779
Mears Group PLC	18,970	71,902
Meggitt PLC	28,020	172,244
National Grid PLC	7,500	76,542
Rexam PLC	24,785	163,674
Rio Tinto PLC	1,860	106,052
Royal Dutch Shell PLC, Class A	11,405	414,864
Sage Group PLC (The)	16,866	83,340
Smiths Group PLC	6,400	110,777
Standard Chartered PLC	6,455	166,104
TESCO PLC	10,450	52,551
Victrex PLC	2,500	52,738
Vodafone Group PLC	107,035	288,370

		3,169,712

TOTAL COMMON STOCK (Cost $9,709,165)		10,595,606

TOTAL INVESTMENTS—97.4% (Cost $9,709,165)		10,595,606

OTHER ASSETS IN EXCESS OF LIABILITIES—2.6%		287,711

NET ASSETS—100.0%		$10,883,317

PLC	—	Public Limited Company
*	—	Non-income producing.

A summary of the inputs used to value the Fund’s investments as of February 29, 2012 is as follows (see Note I in the Notes to Financial Statements):

	Total Value as of 02/29/12	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investment in Securities *	$10,595,606	$10,595,606	$—	$—

Total Assets	$10,595,606	$10,595,606	$—	$—

*	See Portfolio of Investments detail for country and security type breakout.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

32 | SEMI-ANNUAL REPORT 2012

ROBECO INVESTMENT FUNDS	FEBRUARY 29, 2012 (UNAUDITED)

STATEMENTS OF ASSETS AND LIABILITIES

	Robeco Boston Partners Small Cap Value Fund II	Robeco Boston Partners Long/ Short Equity Fund	Robeco Boston Partners Long/ Short Research Fund	Robeco Boston Partners All-Cap Value Fund
ASSETS
Investments in securities, at value † ^	$116,253,131	$551,648,991	$115,867,619	$256,565,904
Cash	1,809,823	87,441,417	16,352,964	127,624
Foreign currency, at value #	—	—	2,085,490	—
Receivables
Investments sold	—	17,084,041	426,087	6,444,876
Deposits with brokers for securities sold short	—	344,425,586	45,135,248	—
Dividends and interest	55,952	771,449	194,919	564,968
Capital shares sold	79,312	500,580	1,323,909	45,684
Prepaid expenses and other assets	17,149	60,605	32,203	28,768

Total assets	118,215,367	1,001,932,669	181,418,439	263,777,824

LIABILITIES
Securities sold short, at fair value‡	—	343,473,575	44,729,171	—
Options written, at value*	—	571,277	28,203	614,017
Payables
Securities lending collateral	5,109,294	15,088,513	—	3,920,093
Investments purchased	—	8,521,007	2,690,855	2,876,230
Capital shares redeemed	209,369	551,697	164,838	48,090
Due to prime broker	—	48,704,897	7,263,245	—
Investment advisory fees	86,111	1,024,838	119,510	100,324
Distribution and service fees	15,980	29,563	4,969	5,311
Dividends on securities sold-short	—	342,629	51,226	—
Prime broker interest payable	—	22,613	122	—
Other accrued expenses and liabilities	46,326	73,283	69,599	57,166

Total liabilities	5,467,080	418,403,892	55,121,738	7,621,231

Net Assets	$112,748,287	$583,528,777	$126,296,701	$256,156,593

NET ASSETS CONSIST OF
Par value	$7,886	$29,758	$10,871	$16,936
Paid-in capital	115,457,581	540,904,912	119,378,524	238,401,647
Undistributed net investment income/(accumulated net investment loss)	(35,642)	(6,805,144)	(483,501)	1,624,928
Accumulated net realized gain/(loss) from investments	(18,418,844)	10,866,208	105,537	(5,462,766)
Net unrealized appreciation on investments, securities sold short, written options and foreign currency translation	15,737,306	38,533,043	7,285,270	21,575,848

Net Assets	$112,748,287	$583,528,777	$126,296,701	$256,156,593

INSTITUTIONAL CLASS
Net assets	$33,562,452	$433,176,479	$100,641,401	$232,124,729
Shares outstanding	2,287,425	21,819,378	8,657,178	15,343,013

Net asset value, offering and redemption price per share	$14.67	$19.85	$11.63	$15.13

INVESTOR CLASS
Net assets	$79,185,835	$150,352,298	$25,655,300	$24,031,864
Shares outstanding	5,598,715	7,938,191	2,214,249	1,593,299

Net asset value, offering and redemption price per share	$14.14	$18.94	$11.59	$15.08

† Investment in securities, at cost	$100,515,825	$504,910,526	$105,376,122	$234,970,955
^ Includes market value of securities on loan	$4,923,143	$13,871,732	$—	$3,876,454
# Foreign currency, at cost	$—	$—	$2,048,489	$—
‡ Proceeds received, securities sold short	$—	$334,992,463	$41,467,221	$—
* Premiums received, options written	$—	$846,967	$50,350	$594,916

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SEMI-ANNUAL REPORT 2012 | 33

ROBECO INVESTMENT FUNDS	FEBRUARY 29, 2012 (UNAUDITED)

STATEMENTS OF ASSETS AND LIABILITIES (concluded)

	Robeco WPG Small/Micro Cap Value Fund	Robecco Boston Partners Global Equity Fund	Robecco Boston Partners International Equity Fund
ASSETS
Investments in securities, at value † ^	$38,400,112	$10,751,954	$10,595,606
Cash	2,609,961	117,660	283,824
Foreign currency, at value #	—	74,195	—
Receivables
Investments sold	273,129	14,755	82,138
Dividends and interest	20,422	21,985	29,247
Investment adviser	—	10,642	10,780
Prepaid expenses and other assets	12,192	34,573	34,573

Total assets	41,315,816	11,025,764	11,036,168

LIABILITIES
Due to Custodian, at value #	—	—	18,605
Payables
Securities lending collateral	1,211,496	—	—
Investments purchased	832,102	95,758	120,513
Capital shares redeemed	126	—	—
Investment advisory fees	32,269	—	—
Other accrued expenses and liabilities	48,865	13,719	13,733

Total liabilities	2,124,858	109,477	152,851

Net Assets	$39,190,958	$10,916,287	$10,883,317

NET ASSETS CONSIST OF
Par value	$2,727	$1,000	$1,000
Paid-in capital	41,594,063	9,999,000	9,999,000
Undistributed net investment income/(accumulated net investment loss)	(26,986)	9,853	18,508
Accumulated net realized gain/(loss) from investments	(6,873,347)	26,429	(22,744)
Net unrealized appreciation on investments, securities sold short, written options and foreign currency translation	4,494,501	880,005	887,553

Net Assets	$39,190,958	$10,916,287	$10,883,317

INSTITUTIONAL CLASS
Net assets	$39,190,958	$10,916,287	$10,883,317
Shares outstanding	2,726,597	1,000,000	1,000,000

Net asset value, offering and redemption price per share	$14.37	$10.92	$10.88

† Investment in securities, at cost	$33,905,611	$9,872,769	$9,709,165
^ Includes market value of securities on loan	$1,159,601	$—	$—
# Foreign currency, at cost	$—	$73,273	$(17,295)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

34 | SEMI-ANNUAL REPORT 2012

ROBECO INVESTMENT FUNDS	FEBRUARY 29, 2012 (UNAUDITED)

STATEMENTS OF OPERATIONS

	Robeco Boston Partners Small Cap Value Fund II	Robeco Boston Partners Long/ Short Equity Fund	Robeco Boston Partners Long/ Short Research Fund	Robeco Boston Partners All-Cap Value Funds
	For the Six Months Ended February 29, 2012	For the Six Months Ended February 29, 2012	For the Six Months Ended February 29, 2012	For the Six Months Ended February 29, 2012
Investment Income
Dividends †	$918,128	$3,774,303	$646,188	$2,445,375
Interest	2,267	6,649	1,745	12,276
Income from securities loaned (Note 6)	18,793	212,407	—	32,066

Total investment income	939,188	3,993,359	647,933	2,489,717

Expenses
Advisory fees (Note 2)	508,902	5,775,292	527,452	950,851
Distribution fees (Investor Class) (Note 2)	89,625	167,619	28,376	31,923
Administration and accounting fees (Note 2)	52,659	218,859	52,006	112,689
Transfer agent fees (Note 2)	52,596	78,281	41,179	44,313
Registration and filing fees	19,005	52,803	22,645	25,266
Printing and shareholder reporting fees	18,986	59,922	6,757	16,005
Directors’ and officers’ fees	13,191	28,081	11,290	19,243
Audit fees	12,757	6,944	16,327	13,280
Custodian fees (Note 2)	11,441	35,860	40,363	18,979
Legal fees	7,757	52,522	6,526	19,739
Dividend expense on securities sold-short	—	980,183	193,764	—
Prime broker interest expense	—	3,321,903	199,870	—
Other expenses	2,130	1,460	2,098	3,147

Total expenses before waivers and reimbursements	789,049	10,779,729	1,148,653	1,255,435
Less: waivers and reimbursements	(37,851)	—	(30,823)	(390,652)

Net expenses after waivers and reimbursements	751,198	10,779,729	1,117,830	864,783

Net investment income/(loss)	187,990	(6,786,370)	(469,897)	1,624,934

Net realized gain/(loss) from:
Investments	(498,674)	16,264,444	(459,171)	(4,428,199)
Investments sold-short	—	118,902	1,139,662	—
Foreign currency transactions	—	—	(41,852)	—
Written options*	—	2,252,100	24,197	515,942
Net change in unrealized appreciation/(depreciation) on:
Investments	13,878,014	59,860,413	14,141,943	32,981,690
Investments sold short	—	(18,193,358)	(4,826,127)	—
Foreign currency translation	—	—	33,034	—
Written options*	—	(299,933)	18,003	(312,660)

Net realized and unrealized gain from investments	13,379,340	60,002,568	10,029,689	28,756,773

Net increase in net assets resulting from operations	$13,567,330	$53,216,198	$9,559,792	$30,381,707

† Net of foreign witholding taxes of	$—	$(72,948)	$(8,182)	$(16,842)

*	Primary risk is equity contracts

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SEMI-ANNUAL REPORT 2012 | 35

ROBECO INVESTMENT FUNDS	FEBRUARY 29, 2012 (UNAUDITED)

STATEMENTS OF OPERATIONS (concluded)

	Robeco WPG Small/Micro Cap Value Fund	Robecco Boston Partners Global Equity Fund	Robecco Boston Partners International Equity Fund
	For the Six Months Ended February 29, 2012	For the Period Ended February 29, 2012*	For the Period Ended February 29, 2012*
Investment Income
Dividends †	$251,905	$31,086	$39,610
Interest	216	9	11
Income from securities loaned (Note 6)	13,845	—	—

Total investment income	265,966	31,095	39,621

Expenses
Advisory fees (Note 2)	155,094	13,072	12,988
Transfer agent fees (Note 2)	44,055	10,260	10,360
Administration and accounting fees (Note 2)	38,820	14,463	14,463
Custodian fees (Note 2)	17,949	2,963	2,972
Audit fees	12,310	3,062	3,062
Registration and filing fees	11,031	5,629	5,629
Directors’ and officers’ fees	9,992	909	809
Printing and shareholder reporting fees	2,755	1,571	1,571
Legal fees	1,992	9,972	9,972
Other expenses	2,905	1,667	1,667

Total expenses before waivers and reimbursements	296,903	63,568	63,493
Less: waivers and reimbursements	(3,951)	(42,326)	(42,380)

Net expenses after waivers and reimbursements	292,952	21,242	21,113

Net investment income/(loss)	(26,986)	9,853	18,508

Net realized gain/(loss) from:
Investments	(202,855)	58,925	53,711
Foreign currency transactions	—	(32,496)	(76,455)
Net change in unrealized appreciation/(depreciation) on:
Investments	5,936,663	879,185	886,441
Foreign currency translation	—	820	1,112

Net realized and unrealized gain from investments	5,733,808	906,434	864,809

Net increase in net assets resulting from operations	$5,706,822	$916,287	$883,317

† Net of foreign witholding taxes of	$(1,757)	$(755)	$(1,791)

*	Inception date of the Fund was December 30, 2011.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

36 | SEMI-ANNUAL REPORT 2012

ROBECO INVESTMENT FUNDS	FEBRUARY 29, 2012

STATEMENTS OF CHANGES IN NET ASSETS

	Robeco Boston Partners Small Cap Value Fund II		Robeco Boston Partners Long/ Short Equity Fund
	For the Six Months Ended February 29, 2012 (unaudited)	For the Year Ended August 31, 2011	For the Six Months Ended February 29, 2012 (unaudited)	For the Year Ended August 31, 2011
Increase/(decrease) in net assets from operations:
Net investment income/(loss)	$187,990	$43,951	$(6,786,370)	$(9,760,178)
Net realized gain/(loss) from investments, securities sold short and written options	(498,674)	12,742,824	18,635,446	65,774,073
Net change in unrealized appreciation/(depreciation) from investments, securities sold short and written options	13,878,014	2,875,002	41,367,122	3,535,503

Net increase in net assets resulting from operations	13,567,330	15,661,777	53,216,198	59,549,398

Dividends and distributions to shareholders from:
Net investment income
Institutional Class	(119,144)	(100,184)	—	—
Investor Class	(104,488)	(95,484)	—	—
Net realized capital gains
Institutional Class	—	—	(38,698,442)	(17,894,655)
Investor Class	—	—	(14,040,805)	(8,626,259)

Net decrease in net assets from dividends and distributions to shareholders	(223,632)	(195,668)	(52,739,247)	(26,520,914)

Capital transactions:
Institutional Class
Proceeds from shares sold	1,694,844	3,909,043	98,013,556	201,360,557
Reinvestment of distributions	109,724	93,662	24,911,474	14,385,081
Shares redeemed	(2,243,636)	(4,024,153)	(35,653,560)	(57,419,040)
Redemption fees (Note 8)	858	2,581	138,148	179,582
Investor Class
Proceeds from shares sold	6,447,798	15,435,654	25,100,159	56,183,987
Reinvestment of distributions	103,165	94,378	13,855,744	8,458,921
Shares redeemed	(7,372,434)	(17,318,122)	(16,481,636)	(29,659,739)
Redemption fees (Note 8)	2,025	6,126	48,791	75,682

Net increase/(decrease) in net assets from capital transactions	(1,257,656)	(1,800,831)	109,932,676	193,565,031

Total increase in net assets	12,086,042	13,665,278	110,409,627	226,593,515
Net assets
Beginning of period	100,662,245	86,996,967	473,119,150	246,525,635

End of period	$112,748,287	$100,662,245	$583,528,777	$473,119,150

Undistributed net investment income/(loss), end of period	$(35,642)	$—	$(6,805,144)	$(18,774)

Share transactions:
Institutional Class
Shares sold	127,523	295,829	4,949,211	10,027,275
Shares reinvested	8,480	6,807	1,331,452	734,681
Shares redeemed	(183,370)	(302,635)	(1,810,968)	(2,859,105)

Net increase/(decrease)	(47,367)	1	4,469,695	7,902,851

Investor Class
Shares sold	495,381	1,194,306	1,320,945	2,912,953
Shares reinvested	8,267	7,112	775,798	449,464
Shares redeemed	(571,404)	(1,304,155)	(876,509)	(1,530,960)

Net increase/(decrease)	(67,756)	(102,737)	1,220,234	1,831,457

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SEMI-ANNUAL REPORT 2012 | 37

ROBECO INVESTMENT FUNDS	FEBRUARY 29, 2012

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Robeco Boston Partners Long/Short Research Fund		Robeco Boston Partners All-Cap Value Fund
	For the Six Months Ended February 29, 2012 (unaudited)	For the Period Ended August 31, 2011*	For the Six Months Ended February 29, 2012 (unaudited)	For the Year Ended August 31, 2011
Increase/(decrease) in net assets from operations:
Net investment income/(loss)	$(469,897)	$(264,322)	$1,624,934	$2,252,938
Net realized gain/(loss) from investments, securities sold short, written options and foreign currency	662,836	346,533	(3,912,257)	16,113,884
Net change in unrealized appreciation/(depreciation) from investments, securities sold short, written options and foreign currency	9,366,853	(2,081,583)	32,669,030	(6,104,213)

Net increase/(decrease) in net assets resulting from operations	9,559,792	(1,999,372)	30,381,707	12,262,609

Dividends and distributions to shareholders from:
Net investment income
Institutional Class	—	—	(1,665,830)	(1,101,905)
Investor Class	—	—	(146,798)	(63,061)
Net realized capital gains
Institutional Class	(496,066)	—	(12,924,039)	(2,218,532)
Investor Class	(186,172)	—	(1,628,060)	(201,331)

Net decrease in net assets from dividends and distributions to shareholders	(682,238)	—	(16,364,727)	(3,584,829)

Capital transactions:
Institutional Class
Proceeds from shares sold	58,530,827	38,930,061	26,641,752	148,246,242
Reinvestment of distributions	442,615	—	13,713,736	3,267,204
Shares redeemed	(2,277,309)	(506,901)	(30,896,396)	(62,354,127)
Redemption fees (Note 8)	2,541	10,669	—	—
Investor Class
Proceeds from shares sold	8,089,100	23,466,226	3,414,948	20,853,224
Reinvestment of distributions	186,154	—	1,722,851	252,790
Shares redeemed	(5,100,721)	(2,361,571)	(9,006,217)	(7,847,340)
Redemption fees (Note 8)	1,079	5,749	—	—

Net increase in net assets from capital transactions	59,874,286	59,544,233	5,590,674	102,417,993

Total increase in net assets	68,751,840	57,544,861	19,607,654	111,095,773
Net assets
Beginning of period	57,544,861	—	236,548,939	125,453,166

End of period	$126,296,701	$57,544,861	$256,156,593	$236,548,939

Undistributed net investment income/(loss), end of period	$(483,501)	$(13,604)	$1,624,928	$1,812,622

Share transactions:
Institutional Class
Shares sold	5,307,784	3,560,031	1,859,651	9,707,857
Shares reinvested	41,327	—	1,020,367	218,688
Shares redeemed	(204,858)	(47,106)	(2,185,509)	(4,025,430)

Net increase	5,144,253	3,512,925	694,509	5,901,115

Investor Class
Shares sold	746,440	2,137,441	237,554	1,345,568
Shares reinvested	17,430	—	128,571	16,966
Shares redeemed	(469,589)	(217,473)	(623,914)	(528,995)

Net increase/(decrease)	294,281	1,919,968	(257,789)	833,539

*	Inception date of the Fund was September 30, 2010.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

38 | SEMI-ANNUAL REPORT 2012

ROBECO INVESTMENT FUNDS	FEBRUARY 29, 2012

STATEMENTS OF CHANGES IN NET ASSETS (concluded)

	Robeco WPG Small/Micro Cap Value Fund		Robecco Boston Partners Global Equity Fund	Robecco Boston Partners International Equity Fund
	For the Six Months Ended February 29, 2012 (unaudited)	For the Year Ended August 31, 2011	For the Period Ended February 29, 2012* (unaudited)	For the Period Ended February 29, 2012* (unaudited)
Increase/(decrease) in net assets from operations:
Net investment income/(loss)	$(26,986)	$(161,396)	$9,853	$18,508
Net realized gain/(loss) from investments and foreign currency	(202,855)	5,344,276	26,429	(22,744)
Net change in unrealized appreciation/(depreciation) from investments and foreign currency	5,936,663	(2,923,039)	880,005	887,553

Net increase in net assets resulting from operations	5,706,822	2,259,841	916,287	883,317

Capital transactions:
Institutional Class
Proceeds from shares sold	2,541,116	3,836,370	10,000,000	10,000,000
Shares redeemed	(2,294,581)	(5,252,156)	—	—

Net increase/(decrease) in net assets from capital transactions	246,535	(1,415,786)	10,000,000	10,000,000

Total increase in net assets	5,953,357	844,055	10,916,287	10,883,317
Net assets
Beginning of period	33,237,601	32,393,546	—	—

End of period	$39,190,958	$33,237,601	$10,916,287	$10,883,317

Undistributed net investment income/(loss),end of period	$(26,986)	$—	$9,853	$18,508

Share transactions:
Institutional Class
Shares sold	206,301	312,889	1,000,000	1,000,000
Shares redeemed	(180,357)	(393,955)	—	—

Net increase/(decrease)	25,944	(81,066)	1,000,000	1,000,000

*	Inception date of the Fund was December 30, 2011.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SEMI-ANNUAL REPORT 2012 | 39

ROBECO INVESTMENT FUNDS	FEBRUARY 29, 2012 (UNAUDITED)

STATEMENT OF CASH FLOWS

	Robeco Boston Partners Long/Short Equity Fund	Robeco Boston Partners Long/Short Research Fund
	For the Six Months Ended February 29, 2012	For the Six Months Ended February 29, 2012
Cash flows provided from operating activities:
Net increase in net assets resulting from operations	$53,216,198	$9,559,792
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
Purchases of long-term portfolio investments	(232,528,795)	(62,020,406)
Proceeds from disposition of long-term portfolio investments	216,220,092	16,519,445
Purchases to cover short sales	(109,667,214)	(16,377,197)
Proceeds from short sales	213,568,495	34,721,095
Proceeds for written options	5,296,105	50,350
Cost of closed expired and exercised options	(6,756,171)	(20,979)
Proceeds from litigation	3,176	—
Net realized gain on investments and investments sold short	(16,383,346)	(680,491)
Net change in unrealized appreciation on investments, investments sold short and written options	(41,367,122)	(9,333,819)
Increase in securities lending collateral	(9,894,680)	—
Increase in deposits with brokers for securities sold short	(122,412,672)	(22,253,690)
Increase in dividend and interest receivable	(147,701)	(92,210)
Decrease in receivable from investment adviser	—	51,416
Increase in prepaid expenses and other assets	(34,983)	(22,091)
Increase in payable for securities lending collateral	9,894,680	—
Increase in payable for dividends on securities sold short	263,371	30,867
Decrease in prime broker interest payable	(532,354)	(30,159)
Increase in payable for investment advisory fee	150,671	119,510
Increase/(decrease) in accrued expenses and other liabilities	(25,343)	6,799

Net cash used in operating activities	(41,137,593)	(49,771,768)

Cash flows from financing activities:
Increase in payable to Prime Broker	37,291,179	6,027,036
Net proceeds for fund share activity	72,083,206	58,346,143
Distributions paid from realized capital gains	(13,972,029)	(53,469)

Net cash provided by financing activities	95,402,356	64,319,710

Net increase in cash	54,264,763	14,547,942

Cash and foreign currency at beginning of year	33,176,654	3,890,512

Cash and foreign currency at end of period	$87,441,417	$18,438,454

Supplemental disclosure of cash flow information:
Cash paid during the period for interest expense	$3,854,257	$230,029

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

40 | SEMI-ANNUAL REPORT 2012

[THIS PAGE INTENTIONALLY LEFT BLANK]

ROBECO INVESTMENT FUNDS

FINANCIAL HIGHLIGHTS	PER SHARE OPERATING PERFORMANCE

Contained below is per share operating performance data for each class of shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)*	Net Realized and Unrealized Gain/(Loss) on Investments	Total From Investment Operations	Dividends to Shareholders from Net Investment Income	Distributions to Shareholders from Net Realized Gains	Return of Capital	Total Distributions
Robeco Boston Partners Small Cap Value Fund II
Institutional Class
9/1/11 through 2/29/12†	$12.92	$0.04	$1.76	$1.80	$(0.05)	$—	$—	$(0.05)
8/31/11	11.02	0.03	1.91	1.94	(0.04)	—	—	(0.04)
8/31/10	10.49	0.06	0.52	0.58	(0.05)	—	—	(0.05)
8/31/09	11.87	0.11	(1.26)	(1.15)	(0.14)	(0.05)	(0.04)	(0.23)
8/31/08	21.47	0.07	(1.97)	(1.90)	—	(7.70)	—	(7.70)
8/31/07	22.82	(0.01)	2.41	2.40	(0.09)	(3.67)	—	(3.76)

Investor Class
9/1/11 through 2/29/12†	$12.44	$0.02	$1.70	$1.72	$(0.02)	$—	$—	$(0.02)
8/31/11	10.62	(—)[3]	1.84	1.84	(0.02)	—	—	(0.02)
8/31/10	10.11	0.03	0.50	0.53	(0.02)	—	—	(0.02)
8/31/09	11.43	0.07	(1.20)	(1.13)	(0.11)	(0.05)	(0.03)	(0.19)
8/31/08	21.02	0.03	(1.92)	(1.89)	—	(7.70)	—	(7.70)
8/31/07	22.40	(0.07)	2.37	2.30	(0.02)	(3.67)	—	(3.69)

Robeco Boston Partners Long/Short Equity Fund
Institutional Class
9/1/11 through 2/29/12†	$19.88	$(0.25)	$2.24	$1.99	$—	$(2.03)	$—	$(2.03)
8/31/11	17.41	(0.47)	4.55	4.08	—	(1.62)	—	(1.62)
8/31/10	15.75	(0.37)	1.98	1.61	—	—	—	—
8/31/09	15.47	(0.22)	2.98	2.76	—	(2.48)	—	(2.48)
8/31/08	17.23	(0.36)	0.50	0.14	—	(1.90)	—	(1.90)
8/31/07	18.57	(0.21)	0.73	0.52	—	(1.86)	—	(1.86)

Investor Class
9/1/11 through 2/29/12†	$19.08	$(0.27)	$2.15	$1.88	$—	$(2.03)	$—	$(2.03)
8/31/11	16.80	(0.50)	4.39	3.89	—	(1.62)	—	(1.62)
8/31/10	15.31	(0.40)	1.84	1.44	—	—	—	—
8/31/09	15.17	(0.25)	2.87	2.62	—	(2.48)	—	(2.48)
8/31/08	16.97	(0.39)	0.49	0.10	—	(1.90)	—	(1.90)
8/31/07	18.36	(0.26)	0.73	0.47	—	(1.86)	—	(1.86)

Robeco Boston Partners Long/Short Research Fund
Institutional Class
9/1/11 through 2/29/12†	$10.60	$(0.06)	$1.18	$1.12	$—	$(0.09)	$—	$(0.09)
9/30/10** through 8/31/11	10.00	(0.12)	0.71	0.59	—	—	—	—

Investor Class
9/1/11 through 2/29/12†	$10.58	$(0.07)	$1.17	$1.10	$—	$(0.09)	$—	$(0.09)
11/29/10** through 8/31/11	10.40	(0.12)	0.29	0.17	—	—	—	—

†	Unaudited.
*	Calculated based on average shares outstanding for the period.
**	Inception date.
1	Total return is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of the period and is not annualized if period is less than one year.
2	Redemption fees are reflected in total return calculations.
3	Amount is less than $0.01 per share.
4	Annualized.
5	Not Annualized.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

42 | SEMI-ANNUAL REPORT 2012

ROBECO INVESTMENT FUNDS

FINANCIAL HIGHLIGHTS (continued)	PER SHARE OPERATING PERFORMANCE

Redemption Fees		Net Asset Value, End of Period	Total Investment Return[1,2]	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets With Waivers and Reimbursements	Ratio of Expenses to Average Net Assets With Waivers and Reimbursements (Excluding Dividend and Interest Expense)	Ratio of Expenses to Average Net Assets Without Waivers and Reimbursements	Ratio of Net Investment Income/(Loss) to Average Net Assets With Waivers and Reimbursements	Portfolio Turnover Rate

$—	[3]	$14.67	14.01%	$33,562	1.30%[4]	N/A	1.37%[4]	0.55%[4]	6%[5]
—	[3]	12.92	17.59	30,172	1.30	N/A	1.37	0.22	38
—	[3]	11.02	5.47	25,736	1.30	N/A	1.39	0.51	43
—	[3]	10.49	(8.97)	21,466	1.30	N/A	1.74	1.29	66
—	[3]	11.87	(10.15)	56,652	1.39	N/A	1.54	0.47	54
0.01		21.47	10.53	94,337	1.55	N/A	1.56	(0.09)	46

$—	[3]	$14.14	13.84%	$79,186	1.55%[4]	N/A	1.62%[4]	0.30%[4]	6%[5]
—	[3]	12.44	17.28	70,490	1.55	N/A	1.62	(0.03)	38
—	[3]	10.62	5.26	61,260	1.55	N/A	1.63	0.25	43
—	[3]	10.11	(9.20)	43,408	1.55	N/A	2.00	0.90	66
—	[3]	11.43	(10.40)	65,370	1.64	N/A	1.79	0.19	54
0.01		21.02	10.26	154,546	1.80	N/A	1.81	(0.32)	46

$0.01		$19.85	10.76%	$433,176	4.13%[4]	2.45%[4]	4.13%[4]	(2.58)%[4]	46%[5]
0.01		19.88	23.66	344,935	3.70	2.47	3.71	(2.35)	103
0.05		17.41	10.54	164,438	3.40	2.50	3.46	(2.10)	81
—	[3]	15.75	30.02	54,703	3.35	2.50	4.04	(1.85)	172
—	[3]	15.47	1.12	36,423	3.98	2.50	4.36	(2.27)	124
—	[3]	17.23	2.61	73,770	3.44	2.50	3.60	(1.17)	93

$0.01		$18.94	10.57%	$150,352	4.38%[4]	2.70%[4]	4.38%[4]	(2.82)%[4]	46%[5]
0.01		19.08	23.37	128,184	3.95	2.72	3.96	(2.60)	103
0.05		16.80	9.73	82,088	3.65	2.75	3.70	(2.35)	81
—	[3]	15.31	29.63	30,980	3.55	2.75	4.19	(2.09)	172
—	[3]	15.17	0.88	7,728	4.23	2.75	4.61	(2.51)	124
—	[3]	16.97	2.35	14,664	3.69	2.75	3.85	(1.42)	93

$—	[3]	$11.63	10.56%	$100,641	2.58%[4]	1.65%[4]	2.65%[4]	(1.05)%[4]	21%[5]

0.01		10.60	6.00	37,237	2.70 [4]	1.74 [4]	4.20 [4]	(1.21)[4]	61 [5]

$—	[3]	$11.59	10.49%	$25,655	2.83%[4]	1.90%[4]	2.90%[4]	(1.30)%[4]	21%[5]

0.01		10.58	1.73	20,308	2.99 [4]	1.98 [4]	4.25 [4]	(1.47)[4]	61 [5]

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SEMI-ANNUAL REPORT 2012 | 43

ROBECO INVESTMENT FUNDS

FINANCIAL HIGHLIGHTS (continued)	PER SHARE OPERATING PERFORMANCE

Contained below is per share operating performance data for each class of shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)*	Net Realized and Unrealized Gain/(Loss) on Investments	Total From Investment Operations	Dividends to Shareholders from Net Investment Income	Distributions to Shareholders from Net Realized Gains	Total Distributions	Redemption Fees
Robeco Boston Partners All-Cap Value Fund
Institutional Class
9/1/11 through 2/29/12†	$14.34	$0.10	$1.70	$1.80	$(0.12)	$(0.89)	$(1.01)	$—
8/31/11	12.85	0.15	1.63	1.78	(0.10)	(0.19)	(0.29)	—
8/31/10	12.56	0.10	0.32	0.42	(0.13)	—	(0.13)	—
8/31/09	13.61	0.19	(1.03)	(0.84)	(0.12)	(0.09)	(0.21)	—
8/31/08	16.47	0.23	(1.54)	(1.31)	(0.16)	(1.39)	(1.55)	—
8/31/07	15.69	0.16	2.05	2.21	(0.13)	(1.30)	(1.43)	—

Investor Class
9/1/11 through 2/29/12†	$14.28	$0.08	$1.69	$1.77	$(0.08)	$(0.89)	$(0.97)	$—
8/31/11	12.79	0.11	1.63	1.74	(0.06)	(0.19)	(0.25)	—
8/31/10	12.52	0.07	0.31	0.38	(0.11)	—	(0.11)	—
8/31/09	13.56	0.16	(1.03)	(0.87)	(0.08)	(0.09)	(0.17)	—
8/31/08	16.41	0.16	(1.51)	(1.35)	(0.11)	(1.39)	(1.50)	—
8/31/07	15.63	0.11	2.06	2.17	(0.09)	(1.30)	(1.39)	—

Robeco WPG Small/Micro Cap Value Fund
Institutional Class
9/1/11 through 2/29/12†	$12.31	$(0.01)	$2.07	$2.06	$—	$—	$—	$—
8/31/11	11.65	(0.06)	0.72	0.66	—	—	—	—
8/31/10	10.57	(0.05)	1.16	1.11	(0.03)	—	(0.03)	—	[3]
8/31/09	12.18	0.03	(1.62)	(1.59)	(0.01)	(0.01)	(0.02)	—
8/31/08	17.05	0.05 [5]	(2.46)	(2.41)	(0.01)	(2.45)	(2.46)	—
8/31/07	16.54	0.01 [5]	2.31	2.32	—	(1.81)	(1.81)	—

Robeco Boston Partners Global Equity Fund
Institutional Class
12/30/11** through 2/29/12†$10.00		$0.01	$0.91	$0.92	$—	$—	$—	$—

Robeco Boston Partners International Equity Fund
Institutional Class
12/30/11** through 2/29/12†$10.00		$0.02	$0.86	$0.88	$—	$—	$—	$—

†	Unaudited
*	Calculated based on average shares outstanding, unless otherwise noted.
**	Inception date.
1	Total return is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of the period and is not annualized if period is less than one year.
2	Redemption fees are reflected in total return calculations.
3	Amount is less than $0.01.
4	Annualized.
5	Not Annualized.
6	Calculated using the SEC’s undistributed net investment income method.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

44 | SEMI-ANNUAL REPORT 2012

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FINANCIAL HIGHLIGHTS (continued)	PER SHARE OPERATING PERFORMANCE

Net Asset Value, End of Period	Total Investment Return[1,2]	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets With Waivers and Reimbursements	Ratio of Expenses to Average Net Assets Without Waivers and Reimbursements	Ratio of Net Investment Income/(Loss) to Average Net Assets With Waivers and Reimbursements	Portfolio Turnover Rate

$15.13	13.43%	$232,125	0.70%[4]	1.03%[4]	1.06%[4]	22%[5]
14.34	13.75	210,113	0.70	1.03	1.00	47
12.85	3.31	112,437	0.80	1.15	0.75	48
12.56	(5.88)	63,085	0.95	1.50	1.79	55
13.61	(8.55)	51,850	0.95	1.70	1.59	44
16.47	14.38	13,720	0.95	2.24	0.92	45

$15.08	13.28%	$24,032	0.95%[4]	1.28%[4]	0.81%[4]	22%[5]
14.28	13.55	26,436	0.95	1.28	0.75	47
12.79	3.01	13,016	1.03	1.39	0.55	48
12.52	(6.15)	5,187	1.20	1.75	1.51	55
13.56	(8.82)	3,164	1.20	1.95	1.10	44
16.41	14.16	4,021	1.20	2.49	0.67	45

$14.37	16.82%	$39,191	1.70%[4]	1.72%[4]	(0.16)%[4]	42%[5]
12.31	5.67	33,238	1.67	1.72	(0.43)	85
11.65	10.54	32,394	1.69	1.77	(0.39)	94
10.57	(12.93)	35,405	1.61	1.95	0.37	137
12.18	(15.12)	43,133	1.61	1.65	0.11	131
17.05	14.28	53,962	1.47	1.47	0.09	138

$10.92	9.20%	$10,916	1.30%[4]	3.89%[4]	0.60%[4]	28%[5]

$10.88	8.80%	$10,883	1.30%[4]	3.91%[4]	1.14%[4]	29%[5]

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SEMI-ANNUAL REPORT 2012 | 45

ROBECO INVESTMENT FUNDS

NOTES TO FINANCIAL STATEMENTS (unaudited)

1.	Organization and Significant Accounting Policies

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. RBB is a “series trust,” which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has nineteen active investment portfolios, including Robeco Boston Partners Small Cap Value Fund II (“BP Small Cap Value Fund II”), Robeco Boston Partners Long/Short Equity Fund (“BP Long/Short Equity Fund”), Robeco Boston Partners Long/Short Research Fund (“BP Long/Short Research Fund”) Robeco Boston Partners All-Cap Value Funds (“BP All-Cap Value Fund”) Robeco Boston Partners Global Equity Fund (“BP Global Equity Fund”), Robeco Boston Partners International Equity Fund (“BP International Equity Fund”) (collectively “BP Funds”), and Robeco WPG Small/Micro Cap Value Fund (“WPG Small/Micro Cap Value Fund” and, collectively with the BP Funds, the “Funds”). As of February 29, 2012, the BP Funds each offer two classes of shares, Institutional Class and Investor Class. As of February 29, 2012, Investor Class shares of the BP Global Equity Fund and BP International Equity Fund have not been issued. The WPG Small/Micro Cap Value Fund is a single class fund, offering only the Institutional Class of shares.

RBB has authorized capital of one hundred billion shares of common stock of which 80.373 billion shares are currently classified into one hundred and forty classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio.

Portfolio Valuation — Each Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by a Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Fixed income securities having a remaining maturity of 60 days or less are valued at amortized cost which approximates market value. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant.

Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

• Level 1	—	quoted prices in active markets for identical securities;

• Level 2	—	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3	—	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

46 | SEMI-ANNUAL REPORT 2012

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NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

1.	Organization and Significant Accounting Policies (continued)

A summary of the inputs used to value each Fund’s investments as of February 29, 2012 is included in each Fund’s Portfolio of Investments.

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For the period ended February 29, 2012, there were no transfers between Levels 1, 2, and 3 for BP Small Cap Value Fund II, BP Long/Short Research Fund, BP All-Cap Value Fund, WPG Small/Micro Cap Value Fund, BP Global Equity Fund and BP International Equity Fund. For details of transfers in and out of Level 3 for the BP Long/Short Equity Fund, please refer to page 17.

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be significant.

Investment Transactions, Investment Income and Expenses — The Funds record security transactions based on trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received from Real Estate Investment Trusts that may be considered return of capital distributions or capital gain distributions. The Funds’ investment income, expenses (other than class specific distribution fees) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Expenses incurred on behalf of a specific class, fund or fund family of the Company are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all of the RBB funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of RBB, or in such other manner as the Company’s Board of Directors deems fair or equitable. Expenses and fees, including investment advisory and administration fees are accrued daily and taken into account for the purpose of determining the NAV of the Funds.

Dividends and Distributions to Shareholders — Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid at least annually to shareholders and recorded on ex-dividend date for all Funds. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from U.S. generally accepted accounting principles (“U.S. GAAP”).

U.S.Tax Status — No provision is made for U.S. income taxes as it is each Fund’s intention to qualify or continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

Cash and Cash Equivalents — The Funds consider liquid assets deposited into a bank demand deposit account to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or purchase investments. Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

SEMI-ANNUAL REPORT 2012 | 47

ROBECO INVESTMENT FUNDS

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

1.	Organization and Significant Accounting Policies (continued)

Other — In the normal course of business, the Funds may enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

Foreign Currency Translation — Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars based on the applicable exchange rates at the date of the last business day of the financial statement period. Purchases and sales of securities, interest income, dividends, variation margin received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rates in effect on the transaction date.

The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices of securities held. Such changes are included with the net realized gain or loss and change in unrealized appreciation or depreciation on investment securities in the Statement of Operations. Other foreign currency transactions resulting in realized and unrealized gain or loss are reported separately as net realized gain or loss and change in unrealized appreciation or depreciation on foreign currencies in the Statement of Operations.

Currency Risk — The Funds invest in securities of foreign issuers, including American Depositary Receipts. These markets are subject to special risks associated with foreign investments not typically associated with investing in U.S. markets. Because the foreign securities in which the Funds may invest generally trade in currencies other than the U.S. dollar, changes in currency exchange rates will affect the Funds” NAV, the value of dividends and interest earned and gains and losses realized on the sale of securities. Because the NAV for the Funds are determined on the basis of U.S. dollars, the Funds may lose money by investing in a foreign security if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Funds’ holdings goes up. Generally, a strong U.S. dollar relative to these other currencies will adversely affect the value of the Funds holdings in foreign securities.

Foreign Securities Market Risk — Securities of many non-U.S. companies may be less liquid and their prices more volatile than securities of comparable U.S. companies. Securities of companies traded in many countries outside the U.S., particularly emerging markets countries, may be subject to further risks due to the inexperience of local investment professionals and financial institutions, the possibility of permanent or temporary termination of trading and greater spreads between bid and asked prices of securities. In addition, non-U.S. stock exchanges and investment professionals are subject to less governmental regulation, and commissions may be higher than in the United States. Also, there may be delays in the settlement of non-U.S. stock exchange transactions.

Options Written —The Funds are subject to equity price risk in the normal course of pursuing their investment objectives and may enter into options written to hedge against changes in the value of equities. Such options may relate to particular securities or domestic stock indices, and may or may not be listed on a domestic securities exchange or issued by the Options Clearing Corporation. The risk in writing a call option is that a Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that a Fund may incur a loss if the market price of the security decreases and the option is exercised. A Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. A Fund also may write over-the-counter options where completing the obligation depends upon the credit standing of the other party. Option contracts also involve the risk that they may result in loss due to unanticipated developments in market conditions or other causes.

Written options are recorded as liabilities to the extent of premiums received. Gains or losses are realized when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option or the purchase cost for a written put option is adjusted by the amount of the premium received or paid.

48 | SEMI-ANNUAL REPORT 2012

ROBECO INVESTMENT FUNDS

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

1.	Organization and Significant Accounting Policies (continued)

The BP Long/Short Equity Fund, BP Long/Short Research Fund and the BP All-Cap Value Fund had transactions in options written during the six-month period ended February 29, 2012 as follows:

	BP Long/Short Equity Fund		BP Long/Short Research Fund		BP All-Cap Value Fund
	Number of Contracts	Premiums Received	Number of Contracts	Premiums Received	Number of Contracts	Premiums Received
Options outstanding at August 31, 2011	9,636	$2,307,033	37	$20,979	6,021	$520,322
Options written	15,393	5,296,105	93	50,350	3,321	691,660
Options closed	(21,714)	(4,859,693)	(37)	(20,979)	(3,750)	(259,539)
Options expired	—	—	—	—	(3,089)	(265,249)
Options exercised	(2,182)	(1,896,478)	—	—	(364)	(92,278)

Options outstanding at February 29, 2012	1,133	$846,967	93	$50,350	2,139	$594,916

Short Sales — When the investment adviser believes that a security is overvalued, the BP Long/Short Equity Fund, the BP Long/Short Research Fund and the BP All-Cap Value Fund may sell the security short by borrowing the same security from a broker or other institution and selling the security. A Fund will incur a loss as a result of a short sale if the price of the borrowed security increases between the date of the short sale and the date on which the Fund buys and replaces such borrowed security. A Fund will realize a gain if there is a decline in price of the security between those dates where the decline in price exceeds the costs of borrowing the security and other transaction costs. There can be no assurance that a Fund will be able to close out a short position at any particular time or at an acceptable price. Although a Fund’s gain is limited to the amount at which it sold a security short, its potential loss is unlimited. Until a Fund replaces a borrowed security, it will maintain at all times cash, U.S. Government securities, or other liquid securities in an amount which, when added to any amount deposited with a broker as collateral, will at least equal the current market value of the security sold short. Depending on arrangements made with brokers, a Fund may not receive any payments (including interest) on collateral deposited with them.

In accordance with the terms of its prime brokerage agreements, a Fund may receive rebate income or be charged a fee on borrowed securities. Such income or fee is calculated on a daily basis based upon the market value of each borrowed security and a variable rate that is dependent upon the availability of such security. The Funds record these prime broker charges on a net basis as interest income or interest expense. For the six-month period ended February 29, 2012, the BP Long/Short Equity Fund and the BP Long/Short Research Fund had net charges of $3,289,259 and $195,647, respectively, on borrowed securities. Such amounts are included in prime broker interest expense on the statement of operations.

As of February 29, 2012, the BP Long/Short Equity Fund and the BP Long/Short Research Fund had securities sold short valued at $343,473,575 and $44,729,171, respectively, for which securities of $349,287,637 and $41,938,349 and cash deposits of $344,425,586 and $45,135,248, respectively, were pledged as collateral.

In accordance with Special Custody and Pledge Agreements with Goldman Sachs & Co. (“Goldman Sachs”) (the Funds’ prime broker), the BP Long/Short Equity Fund and the BP Long/Short Research Fund may borrow from Goldman Sachs to the extent necessary to maintain required margin cash deposits on short positions. Interest on such borrowings is charged a the Fund based on the LIBOR rate plus an agreed upon spread.

The BP Long/Short Equity Fund and the BP Long/Short Research Fund utilized cash borrowings from Goldman Sachs to meet required margin cash deposits as follows during the six-month period ended February 29, 2012:

	Days Utilized	Average Daily Borrowings	Weighted Average Interest Rate
BP Long/Short Equity Fund	127	$19,489,571	0.60%
BP Long/Short Research Fund	142	2,028,038	0.60%

As of February 29, 2012, the BP Long/Short Equity Fund and the BP Long/Short Research Fund had borrowings of $48,704,897 and $7,263,245, respectively. Interest expenses for the six month period ended February 29, 2012, totaled $32,644 and $4,223, respectively.

SEMI-ANNUAL REPORT 2012 | 49

ROBECO INVESTMENT FUNDS

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

2.	Transactions with Investment Advisers and Other Services

Robeco Investment Management, Inc. (“Robeco”) provides investment advisory services to the BP Funds and the WPG Small/Micro Cap Value Fund. For its advisory services with respect to the BP Funds, Robeco is entitled to receive 1.00% of the BP Small Cap Value Fund II’s average daily net assets, 2.25% of the BP Long/Short Equity Fund’s average daily net assets, 1.25% of the BP Long/Short Research Fund’s average daily net assets, 0.80% of the BP All-Cap Value Fund’s average daily net assets, 0.90% of BP Global Equity Fund’s average daily net assets, and 0.90% of BP International Equity Fund’s average daily net assets, each accrued daily and payable monthly.

Until December 31, 2012, Robeco has contractually agreed to limit the BP Small Cap Value Fund II, BP Long/Short Equity Fund and BP All-Cap Value Fund’s total annual operating expenses (excluding certain items discussed below) to the extent that such expenses exceed the ratios in the table below. This limit is calculated daily based the BP Small Cap Value Fund II, BP Long/Short Equity Fund and BP All-Cap Value Fund’s average daily net assets. These limitations are effected in waivers of advisory fees and reimbursements of expenses exceeding the advisory fee as necessary. These contractual limitations are in effect until at least December 31, 2012 and may not be terminated without approval of the Company’s Board of Directors. Robeco may not recoup any of its waived investment advisory fees with respect to these Funds.

	Institutional	Investor
BP Small Cap Value Fund II	1.30%	1.55%
BP Long/Short Equity Fund	2.50%	2.75%
BP All-Cap Value Fund	0.70%	0.95%

For the BP Long/Short Research Fund, for the period from September 1, 2011 to December 31, 2011, Robeco had contractually agreed to forgo all or a portion of its advisory fee and/or reimburse expenses in an aggregate amount equal to the amount by which the total annual Fund operating expenses (other than acquired fund fees and expenses, short sale dividend expenses, brokerage commissions, extraordinary items or taxes) exceeded 2.25% of the average daily net assets attributable to the Fund’s Institutional Class shares and 2.50% of the average daily net assets attributable to the Fund’s Investor Class. Effective January 1, 2012, Robeco has contractually agreed to forgo all or a portion of its advisory fee and/or reimburse expenses in an aggregate amount equal to the amount by which the total annual Fund operating expenses (excluding certain items discussed below) exceeds 1.50% of the average daily net assets attributable to the Fund’s Institutional Class shares and 1.75% of the average daily net assets attributable to the Fund’s Investor Class. This contractual limitation is in effect until at least December 31, 2012 and may not be terminated without approval of the Company’s Board of Directors. If at any time during the first three years the Fund’s Advisory Agreement with Robeco is in effect, the Fund’s Total annual Fund operating expenses for that year are less than 1.50% for the Institutional Class and 1.75% for the Investor Class, Robeco is entitled to reimbursement by the Fund of the advisory fees forgone and other payments remitted by Robeco to the Fund during such three-year period. As of February 29, 2012, the total fees waived and reimbursed which may be subject to possible future reimbursement to Robeco totaled $286,851, of which, $256,028 expires in 2014 and $30,823 expires in 2015.

For the BP Global Equity Fund and BP International Equity Fund, Robeco has contractually agreed to forgo all or a portion of its advisory fee and/or reimburse expenses in an aggregate amount equal to the amount by which each Fund’s total annual Fund operating expenses (excluding certain items discussed below) exceeds 1.30% of the average daily net assets attributable to each Fund’s Institutional Class shares and 1.55% of the average daily net assets attributable to each Fund’s Investor Class. This contractual limitation is in effect until at least December 31, 2012 and may not be terminated without approval of the Company’s Board of Directors. If at any time during the first three years each Fund’s Advisory Agreement with Robeco is in effect, each Fund’s Total annual Fund operating expenses for that year are less than 1.30% for the Institutional Class and 1.55% for the Investor Class, Robeco is entitled to reimbursement by each Fund of the advisory fees forgone and other payments remitted by Robeco to each Fund during such three-year period. As of February 29, 2012, the total fees waived and reimbursed which may be subject to possible future reimbursement to Robeco totaled $23,714 and $23,768 for the BP Global Equity Fund and BP International Equity Fund, respectively, which expires in 2015.

For its advisory services with respect to the WPG Small/Micro Cap Value Fund, Robeco is entitled to receive advisory fees, accrued daily and paid monthly, as follows:

WPG Small/Micro Cap Value Fund	0.90% of net assets up to $300 million
0.80% of net assets $300 million to $500 million
0.75% of net assets in excess of $500 million

50 | SEMI-ANNUAL REPORT 2012

ROBECO INVESTMENT FUNDS

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

2.	Transactions with Investment Advisers and Other Services (continued)

Until December 31, 2012, Robeco has contractually agreed to limit the WPG Small/Micro Cap Value Fund’s total annual Fund operating expenses (excluding certain items discussed below) to 1.70% as a percentage of the Fund’s average daily net assets. The contractual limitation is in effect until at least December 31, 2012 and may not be terminated without approval of the Company’s Board of Directors. Robeco may not recoup any of its waived investment advisory fees with respect to the WPG Small/Micro Cap Value Fund.

For the period ended February 29, 2012, Robeco has waived and reimbursed fees as follows:

Funds	Investment Adviser Expense Waived	Investment Adviser Reimbursement
BP Small Cap Value Fund II	$37,851	$—
BP Long/Short Equity Fund	—	—
BP Long/Short Research Fund	30,823	—
BP All-Cap Value Fund	390,652	—
BP WPG Small/Micro Cap Value Fund	3,951	—
BP Global Equity Fund	13,072	10,642
BP International Equity Fund	12,988	10,780

In determining Robeco’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause a Fund’s net annualized expense ratio to exceed the applicable expense limitation: acquired fund fees and expenses, short sale dividend expenses, brokerage commissions, extraordinary items, interest and taxes.

BNY Mellon Investment Servicing (US) Inc. (“BNY”), a member of The Bank of New York Mellon Corporation, serves as administrator for the Funds. For providing administration and accounting services, BNY is entitled to receive a monthly fee equal to an annual percentage rate of each Fund’s average daily net assets, subject to certain minimum monthly fees. For the BP Global Equity Fund and BP International Equity Fund, BNY accrued administration and accounting fees totaling $14,463 and $14,463 and waived fees totaling $9,226 and $9,226, respectively, for the period ended February 29, 2012.

Included in the administration and accounting service fees, shown on the Statement of Operations, are fees for providing regulatory administrative services to RBB. For providing these services, BNY is entitled to receive compensation as agreed to by the Company and BNY. This fee is allocated to each Fund in proportion to its net assets of the Company.

In addition, BNY serves as the Funds’ transfer, custodian and dividend disbursing agent. For providing transfer agency services, BNY is entitled to receive a monthly fee, subject to certain minimum. For the BP Global Equity Fund and BP International Equity Fund, BNY accrued transfer agent fees totaling $10,260 and $10,360 and waived fees totaling $7,967 and $7,967, respectively, for the period ended February 29, 2012. The Bank of New York Mellon (the “Custodian”) serves as the Funds’ Custodian providing certain custodial services to the Funds. The Custodian is entitled to receive a monthly fee equal to an annual percentage rate of the Funds’ average daily net assets, subject to certain minimum monthly fees. For the BP Global Equity Fund and BP International Equity Fund, the Custodian accrued custody fees totaling $2,963 and $2,972 and waived fees totaling $1,419 and $1,419, respectively, for the period ended February 29, 2012.

The Board of Directors of the Company has approved a Distribution Agreement for the Funds and adopted separate Plans of Distribution for the Investor Class of each BP Fund (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plans, BNY Distributors Inc. (the “Distributor”) is entitled to receive from each Fund a distribution fee with respect to the Investor Class, which is accrued daily and paid monthly, of up to 0.25% on an annualized basis of the average daily net assets of the Investor Class. Amounts paid to the Distributor under the Plans may be used by the Distributor to cover expenses that are related to (i) the sale of the Investor Class Shares, (ii) ongoing servicing and/or maintenance of the accounts of shareholders, and (iii) sub-transfer agency services, subaccounting services or administrative services related to the sale of the Investor Class, all as set forth in the Plans.

3.	Directors/Compensation

The Directors of the Company receive an annual retainer, meeting fees and reimbursement of out of pocket expenses for meetings attended. The aggregate remuneration paid to the Directors by the Funds during the six-month period ended February 29, 2012 was $55,274. Certain employees of BNY are Officers of the Company. They are not compensated by the Funds or the Company.

SEMI-ANNUAL REPORT 2012 | 51

ROBECO INVESTMENT FUNDS

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

4.	Investment in Securities

For the six-month period ended February 29, 2012 aggregate purchases and sales of investment securities (excluding short-term investments and U.S. government obligations) were as follows:

Fund	Purchases	Sales
BP Small Cap Value Fund II	$5,689,827	$7,103,679
BP Long/Short Equity Fund	238,395,813	229,577,631
BP Long/Short Research Fund	64,323,543	16,791,488
BP All-Cap Value Fund	51,494,615	60,102,952
WPG Small/Micro Cap Value Fund	14,270,970	15,959,766
BP Global Equity Fund	12,774,237	2,960,393
BP International Equity Fund	12,708,528	3,053,074

5.	Capital Share Transactions

As of February 29, 2012, each class of each Fund has 100,000,000 shares of $0.001 par value common stock authorized except for the Institutional Class of the WPG Small/Micro Cap Value Fund, which has 50,000,000 shares of $0.001 par value common stock authorized.

As of February 29, 2012, the following Funds had shareholders that held 10% or more of the outstanding shares of the Funds.

BP Long/Short Research Fund (Robeco and its affiliates)	11%
BP All-Cap Value Fund (2 shareholders)	27%
BP Global Equity Fund (Robecco and its affiliates)	100%
BP International Equity Fund (Robecco and its affiliates)	100%

6.	Securities Lending

Securities may be loaned to financial institutions, such as broker-dealers, and are required to be secured continuously by collateral in cash, cash equivalents, letter of credit or U.S. Government securities maintained on a current basis at an amount at least equal to the market value of the securities loaned. Cash collateral received, pursuant to investment guidelines established by the Funds and approved by the Board of Directors, is invested in short-term investments. All such investments are made at the risk of the Funds and, as such, the Funds are liable for investment losses. Such loans would involve risks of delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by Robeco to be of good standing and only when, in the Robeco’s judgment, the income to be earned from the loans justifies the attendant risks. Any loans of a Fund’s securities will be fully collateralized and marked to market daily. During the six-month period ended February 29, 2012, the Funds participated in securities lending. The market value of securities on loan and collateral as of February 29, 2012 and the income generated from the program during the six month period ended February 29, 2012 with respect to such loans are as follows:

Fund	Market Value of Securities Loaned	Market Value of Collateral	Income Received from Securities Lending
BP Small Cap Value Fund II	$4,923,143	$5,109,294	$18,793
BP Long/Short Equity Fund	13,871,732	15,088,513	212,407
BP All-Cap Value Fund	3,876,454	3,920,093	32,066
WPG Small/Micro Cap Value Fund	1,159,601	1,211,496	13,845

7.	Restricted Securities

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144 under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Certain restricted securities may be resold in transactions exempt from registration, normally to qualified institutional buyers, and may be deemed liquid by Robeco as applicable, based on policies and procedures established by the Board of Directors. Therefore, not all restricted securities are considered illiquid.

52 | SEMI-ANNUAL REPORT 2012

ROBECO INVESTMENT FUNDS

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

7.	Restricted Securities (continued)

At February 29, 2012, the following Fund held restricted securities that were illiquid:

	Acquisition Date	Acquisition Cost	Shares/ Par	Value	% of Net Assets
BP All-Cap Value Fund
Common Stocks:
J.G.Wentworth, Inc.	08/02/07-03/26/08	$181,980	—	—	0.0%
Peoples Choice Financial Corp. 144A	12/21/04-01/23/06	14,293	1,465	—	0.0
Solar Cayman Ltd. 144A	03/24/10	—	19,375	—	0.0

		$196,273	20,840	$—	0.0%

8.	Redemption Fees

There is a 1.00% redemption fee on shares redeemed which have been held 60 days or less on BP Small Cap Value Fund II, BP Long/Short Research Fund, BP Global Equity Fund and BP International Equity Fund. There is a 2.00% redemption fee on shares redeemed which have been held 365 days or less on the BP Long/Short Equity Fund. The WPG Small/Micro Cap Value Fund has a 2.00% redemption fee on shares redeemed within 60 days of purchase. The redemption fees are retained by the Funds for the benefit of the remaining shareholders and recorded as paid-in capital.

9.	Federal Income Tax Information

The Funds have followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Funds to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Funds have determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Funds are subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

As of February 29, 2012, federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by each Fund were as follows:

Fund	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation
BP Small Cap Value Fund II	$100,515,825	$23,936,216	$(8,198,910)	$15,737,306
BP Long/Short Equity Fund	504,910,526	65,326,589	(18,588,124)	46,738,465
BP Long/Short Research Fund	105,376,122	11,757,128	(1,265,631)	10,491,497
BP All-Cap Value Fund	234,970,955	27,375,146	(5,780,197)	21,594,949
WPG Small/Micro Cap Value Fund	33,905,611	6,101,032	(1,606,531)	4,494,501
BP Global Equity Fund	9,872,769	938,126	(58,941)	879,185
BP International Equity Fund	9,709,165	968,647	(82,206)	886,441

Distributions to shareholders from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

As of August 31, 2011, the components of distributable earnings on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Gains	Accumulated Losses	Unrealized Appreciation/ (Depreciation)
BP Small Cap Value Fund II	$—	$—	$(16,637,853)	$576,975
BP Long/Short Equity Fund	33,686,891	14,889,156	(2,108,085)	(4,350,806)
BP Long/Short Research Fund	537,279	—	(13,604)	(2,493,923)
BP All-Cap Value Fund	3,635,245	12,729,460	—	(12,643,675)
WPG Small/Micro Cap Value Fund	—	—	(5,267,825)	(2,844,829)

SEMI-ANNUAL REPORT 2012 | 53

ROBECO INVESTMENT FUNDS

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

9.	Federal Income Tax Information (continued)

The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term and foreign currency gains are reportable as ordinary income for federal income tax purposes.

The tax character of dividends and distributions paid during the fiscal year ended August 31, 2011 and 2010 were as follows:

	2011
Fund	Ordinary Income	Long-Term Gains	Total
BP Small Cap Value Fund II	$195,668	$—	$195,668
BP Long/Short Equity Fund	24,904,689	1,616,225	26,520,914
BP Long/Short Research Fund	—	—	—
BP All-Cap Value Fund	2,998,868	585,961	3,584,829
WPG Small/Micro Cap Value Fund	—	—	—

Dividends from net investment income and short-term capital gains are treated as ordinary income dividends for federal income tax purposes.

For federal income tax purposes, capital loss carryforwards represent net realized capital losses of a Fund that may be carried forward for a maximum of eight years and applied against future net capital gains. As of August 31, 2011, the following Funds had capital loss carryforwards available to offset future realized capital gains through the expiration dates indicated below:

Fund	August 31, 2016	August 31, 2017	August 31, 2018	Total
BP Small Cap Value Fund II	$—	$3,787,452	$12,850,401	$16,637,853
BP Long/Short Equity Fund	2,108,085	—	—	2,108,085
BP Long/Short Research Fund	—	—	—	—
BP All-Cap Value Fund	—	—	—	—
WPG Small/Micro Cap Value Fund	—	1,849,282	3,418,543	5,267,825

Due to limitations imposed by the Internal Revenue Code and the regulations thereunder, the capital losses from the BP Long/Short Equity Fund that were acquired in its reorganization with the WPG 130/30 Large Cap Core Fund on April 17, 2009, could not be fully used against its current year capital gains. The remaining loss of $2,108,085 is carried forward and $421,617 can be utilized annually against the BP Long/Short Equity Fund’s realized capital gains through August 31, 2016.

Under federal tax law, foreign currency and capital losses realized after October 31 may be deferred and treated as having arisen on the first day of the following fiscal year. For the fiscal year ended August 31, 2011, the following Funds will defer post-October capital and foreign currency losses to the fiscal year ending August 31, 2012.

Fund	Capital	Foreign Currency
BP Long/Short Research Fund	$—	$13,604

On December 22, 2010, President Obama signed into law the Regulated Investment Company Modernization Act of 2010 (the “Act”). The Act updates certain tax rules applicable to regulated investment companies (“RICs”). The various provisions of the Act will generally be effective for RICs with taxable years beginning after December 22, 2010. Additional information regarding the impact of the Act on the Funds, if any, will be contained within the relevant sections of the notes to financial statements for the fiscal year ending August 31, 2012.

10.	New Accounting Pronouncements

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and International Financial Reporting Standards (“IFRS”). ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in

54 | SEMI-ANNUAL REPORT 2012

ROBECO INVESTMENT FUNDS

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. Management is currently evaluating the implications of ASU No. 2011-04 and its impact on the financial statements.

In December 2011, FASB issued ASU No. 2011-11, “Disclosures about Offsetting Assets and Liabilities”. ASU 2011-11 requires disclosures to make financial statements that are prepared under U.S. GAAP more comparable to those prepared under IFRS. The new disclosure requirements mandate that entities disclose both gross and net information about instruments and transactions eligible for offset in the statement of assets and liabilities as well as instruments and transactions subject to an agreement similar to a master netting arrangement. In addition, ASU 2011-11 requires disclosure of collateral received and posted in connection with master netting agreements or similar arrangements. New disclosures are required for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is evaluating the impact of ASU 2011-11 on the financial statements and disclosures.

11.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund(s) through the date the financial statements were issued, and has determined that there was the following subsequent event:

The Bank of New York Mellon Corporation announced on November 28, 2011 that it had agreed to sell BNY Mellon Distributors LLC (the “Distributor”) and its four subsidiaries to Foreside Distributors, LLC, a subsidiary of Foreside Financial Group, LLC (the “Transaction”). The Transaction closed on March 31, 2012. Upon the closing of the Transaction, the Distributor became an indirect, wholly owned subsidiary of Foreside Financial Group, LLC and was renamed Foreside Funds Distributors LLC effective April 1, 2012.

SEMI-ANNUAL REPORT 2012 | 55

ROBECO INVESTMENT FUNDS

OTHER INFORMATION (unaudited)

Proxy Voting

Policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities as well as information regarding how the Funds voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (888) 261-4073 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Quarterly Portfolio Schedule

The Company files a complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) on Form N-Q. The Company’s Form N-Q is available on the SEC website at http://www.sec.gov and may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information on the operation of the SEC Public Reference Room may be obtained by calling (202) 551-8090.

Approval of Investment Advisory Agreements

As required by the 1940 Act, the Board of Directors of the Company (the “Board”), including all of the Directors who are not “interested persons” of the Company, as that term is defined in the 1940 Act (the “Independent Directors”), considered the approval of the investment advisory agreements between Robeco and the Company (the “Advisory Agreements”) on behalf of the BP Global Equity Fund and BP International Equity Fund (the “New BP Funds”) at a meeting of the Board held on September 13, 2011 (the “Meeting”). At the Meeting, the Board, including all the Independent Directors, approved the Advisory Agreements for an initial term ending on August 16, 2013. The Board’s decision to approve the Advisory Agreements reflects the exercise of its business judgment to engage Robeco to provide advisory services to the New BP Funds pursuant to the terms of the Advisory Agreements. In approving the Advisory Agreements, the Board considered information provided by Robeco with the assistance and advice of counsel to the Independent Directors and the Company.

In considering the approval of the advisory agreement with Robeco, the Board took into account all materials provided prior to and during the Meeting, the presentations made during the Meeting, and the discussions during the Meeting. Among other things, the Board considered (i) the nature, extent, and quality of Robeco’s services to be provided to the New BP Funds; (ii) descriptions of the experience and qualifications of Robeco’s personnel providing those services; (iii) Robeco’s investment philosophies and processes; (iv) Robeco’s assets under management and client descriptions; (v) Robeco’s soft dollar commission and trade allocation policies, including information on the types of research and services obtained in connection with soft dollar commissions; (vi) Robeco’s current and proposed advisory fee arrangements for the New BP Funds, with the other Funds and with other similarly managed clients; (vii) Robeco’s compliance procedures; (viii) Robeco’s financial information and insurance coverage; and (ix) the extent to which economies of scale are relevant to the New BP Funds.

As part of their review, the Board considered the nature, extent and quality of the services to be provided by Robeco. The Board concluded that Robeco had substantial resources to provide services to the New BP Funds and that Robeco’s services to the other Funds had been acceptable.

The Board also considered the prior investment performance of each New BP Fund’s strategy. The Board concluded that the investment performance of each New BP Fund’s strategy as compared to the MSCI EAFE Index was acceptable.

The Board also considered the advisory fee rate payable by the New BP Funds under the proposed Advisory Agreements. In this regard, the Board noted that Robeco had offered to contractually agree to waive management fees and reimburse expenses through December 31, 2012 to limit total annual operating expenses to agreed upon levels for the New BP Funds.

After reviewing the information regarding Robeco’s costs and economies of scale, and after considering Robeco’s services, the Board concluded that the investment advisory fees to be paid by the New BP Funds were fair and reasonable and that the Advisory Agreements should be approved for an initial period ending August 16, 2013.

56 | SEMI-ANNUAL REPORT 2012

INVESTMENT ADVISER Robeco Investment Management Inc. 909 Third Avenue, 32nd Floor New York, NY 10022 ADMINISTRATOR BNY Mellon Investment Servicing (US) Inc. 301 Bellevue Parkway Wilmington, DE 19809 TRANSFER AGENT BNY Mellon Investment Servicing (US) Inc. 4400 Computer Drive Westborough, MA 01581 PRINCIPAL UNDERWRITER Foreside Funds Distributors LLC 400 Berwyn Park 899 Cassatt Road Berwyn, PA 19312 CUSTODIAN The Bank of New York Mellon One Wall Street New York, NY 10286 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM Ernst & Young LLP Two Commerce Square 2001 Market Street, Suite 4000 Philadelphia, PA 19103 COUNSEL Drinker Biddle & Reath LLP One Logan Square, Ste. 2000 Philadelphia, PA 19103-6996

S1 FUND

SEMI-ANNUAL INVESTMENT ADVISER’S REPORT

(UNAUDITED)

Dear Fellow Investor,

We are pleased to enclose the February 29, 2012 semi-annual report for the S1 Fund (the “Fund) for your information.

The Simple Alternatives team would like to take this opportunity to thank you for your support. We are grateful for the confidence you have placed in us since the Fund’s inception.

Our philosophy is simple. We believe that hedged equity may be a vital part of any investment portfolio. We believe that investors are best served by diversifying across a team of skilled hedged equity managers and that those strategies and managers can now be accessed through a simple-to-use mutual fund structure.

One of our goals in creating the Fund was to offer a liquid, transparent alternative to traditional hedge fund investment vehicles that would be competitive in every aspect, including structure, communication and, most importantly, performance.

We are pleased that the Fund’s performance had not just been competitive with traditional hedge funds, but outperformed for this report period the broader hedge fund universe as measured by the Hedge Fund Research, Inc (“HFRI”) Fund of Funds Composite Indexi. For the year ended December 31, 2011, the Fund returned -1.21% which compared quite favorably with the HFRI Fund of Funds Composite Index’s return of -5.51% for the year. While the Fund and HFRI Fund of Funds Composite Index lagged the S&P 500® return of 0.00% for the year, both the Fund and HFRI Fund of Funds Composite Index were significantly less volatile. The S&P 500® delivered annualized standard deviationii of 23.2% which was far more volatile than the Fund’s 4.6% and HFRI Fund of Funds Composite Index’s 4.3%. We take great satisfaction in being able to accomplish this strong relative performance in a mutual fund structure versus the traditional limited partnership hedge fund investment structure.

In February, we added our newest sub-advisor Maerisland Capital, LLC. Mark Beder, Founder and Chief Investment Officer, brings remarkable stock picking acumen, excellent short-selling experience, and exceptional portfolio management skills. We are excited to have him managing a portion of the Fund and welcome his contribution of unique ideas to the portfolio.

While we are optimistic about the opportunities our sub-advisors are uncovering in early 2012, we remain diligent in our efforts to monitor risk in the portfolio. During times of volatility, it may be especially important for investors to allocate capital to managers that aim to preserve capital while seeking to generate positive returns in a variety of market conditions.

Our careful selection of sub-advisors has resulted in a diverse and talented team of experienced hedged equity managers who are skilled at finding undiscovered opportunities to invest in while at the same time to strive to protect capital.

We are grateful for your support and participation.

Sincerely,

James K. Dilworth

Founder

Simple Alternatives

[i]

The HFRI Fund of Funds Composite Index data is sourced from Hedge Fund Research, Inc and is an equal weighted index of over 650 constituent hedge fund of funds that invest over a broad range of strategies.

ii	Annualized Standard Deviation: Risk as measured by the variability of performance. The higher the standard deviation, the greater the variability (and therefore the risk) of the fund or index.

Portfolio composition is subject to change. The current and future portfolio holdings of the Fund are subject to investment risks.

S1 FUND

PERFORMANCE DATA

(UNAUDITED)

TOTAL RETURNS AS OF FEBRUARY 29, 2012

	Six Months*	One Year	Since Inception**
S1 Fund, I Shares	0.00%	-1.19%	-0.28%
S&P 500® Index***	12.04%	2.90%	13.51%

*	Not annualized.
**	Inception date of the Fund is September 30, 2010.
***	Benchmark performance is from the inception date of the Fund only and is not the inception date of the benchmark itself.

Performance quoted is past performance and does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the returns quoted above. Call Simple Alternatives at 1-866-882-1226 for returns current to the most recent month-end.

The performance quoted reflects fee waivers in effect and would have been less in their absence. The Fund’s gross annual operating expense ratio, as stated in the current prospectus, is 6.41% and the Fund’s net operating expense ratio is 4.08%. Net operating expense includes interest and dividends on short sales and acquired fund fees. The Fund’s investment adviser, Simple Alternatives, LLC, has contractually agreed until at least December 31, 2012 to forgo all or a portion of its advisory fee and/or reimburse expenses in an aggregate amount equal to the amount by which the total annual Fund operating expenses (other than acquired fund fees and expenses, short sale dividend expenses, brokerage commissions, litigation, extraordinary items, interest or taxes) exceeds 2.95% of the average daily net assets attributable to the Fund’s I Shares.This limitation can be discontinued at any time after December 31, 2012.

The Fund is non-diversified and may focus its investments in the securities of a comparatively small number of issuers. Concentration in securities of a limited number of issuers exposes a fund to greater market risk and potential monetary losses than if its assets were diversified among the securities of a greater number of issuers. The Fund may invest in small- and medium-sized companies which involve greater risk than investing in larger, more established companies, such as increased volatility of earnings and prospects, higher failure rates, and limited markets, product lines or financial resources.

The Fund may invest in foreign or emerging markets securities which involve special risks, including the volatility of currency exchange rates and, in some cases, limited geographic focus, political and economic instability, and relatively illiquid markets.

The Fund may invest in debt securities which are subject to interest rate risk. An increase in interest rates typically causes a fall in the value of the debt securities in which the Fund may invest. The Fund may also invest in high yield,

S1 FUND

PERFORMANCE DATA (CONCLUDED)

(UNAUDITED)

lower rated (junk) bonds which involve a greater degree of risk and price fluctuation than investment grade bonds in return for higher yield potential. The Fund’s distressed debt strategy may involve a substantial degree of risk, including investments in sub-prime mortgage securities.

The Fund may purchase securities of companies in initial public offerings. Special risks associated with these securities may include a limited number of shares available for trading, unseasoned trading, lack of investor knowledge of the company and limited operating history. The Fund may leverage transactions which include selling short as well as borrowing for other than temporary or emergency purposes. Leverage creates the risk of magnified capital losses.

The Fund may also invest in derivatives which can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. The Fund may invest in options and futures which are subject to special risks and my not fully protect the Fund against declines in the value of its stocks. In addition, an option writing strategy limits the upside profit potentially normally associated with stocks. Futures trading is very speculative, largely due to the traditional volatility of future prices.

Portfolio composition is subject to change.

S1 FUND

FUND EXPENSE EXAMPLES

(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, shareholder servicing fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period from September 1, 2011 through February 29, 2012 and held for the entire period.

ACTUAL EXPENSES

The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

S1 FUND

FUND EXPENSE EXAMPLES (CONCLUDED)

(UNAUDITED)

	I SHARES
	BEGINNING ACCOUNT VALUE SEPTEMBER 1, 2011	ENDING ACCOUNT VALUE FEBRUARY 29, 2012	EXPENSES PAID DURING PERIOD
Actual*	$1,000.00	$1,000.00	$21.36
Hypothetical (5% return before expenses)	1,000.00	1,003.50	21.40

*	Expenses equal to an annualized expense ratio for the six-month period ended February 29, 2012 of 4.30% for the I Shares of the Fund, which includes waived fees or reimbursed expenses (including dividend and interest expense), multiplied by the average account value over the period, multiplied by the number of days in the most recent period (182) then divided by 366 days. The Fund’s ending account value on the first line in the table is based on the actual six-months total return for the I Shares of the Fund of 0.00%. These amounts include dividends paid on securities which the Fund has sold short (“short-sale dividends”) and related interest expense. The annualized amount of short-sale dividends and related interest expense was 1.35% of the Fund’s average net assets attributable to I Shares for the most recent fiscal year.

S1 FUND

PORTFOLIO HOLDINGS SUMMARY TABLE

FEBRUARY 29, 2012

(UNAUDITED)

The following table presents a summary by sector of the portfolio holdings of the Fund.

SECURITY TYPE/SECTOR CLASSIFICATION	% OF NET ASSETS	VALUE
COMMON STOCKS:
Consumer Discretionary	15.9%	$9,353,127
Financials	8.5	5,004,029
Information Technology	9.7	5,735,537
Real Estate Investment Trusts	7.3	4,309,286
Energy	4.1	2,435,988
Materials	3.9	2,285,601
Health Care	2.3	1,353,838
Consumer Staples	2.2	1,312,202
Industrials	1.8	1,063,729
Telecommunication Services	1.6	919,660
Utilities	0.1	37,948
EXCHANGE TRADED FUNDS	15.2	8,966,803
U.S. GOVERNMENT AGENCY	8.5	4,984,073
SHORT-TERM INVESTMENTS	2.7	1,599,943
CORPORATE BOND	1.7	1,005,770
U.S TREASURY NOTES	0.2	107,906
PURCHASED OPTIONS	0.2	76,810
FOREIGN GOVERNMENT NOTE	0.0	10,735
COMMON STOCKS SOLD SHORT	(22.0)	(12,980,698)
EXCHANGE TRADED FUNDS SOLD SHORT	(14.1)	(8,289,687)
WRITTEN OPTIONS	(0.1)	(53,831)
OTHER ASSETS IN EXCESS OF LIABILITIES	50.3	29,646,840

NET ASSETS	100.0%	$58,885,609

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

S1 FUND

PORTFOLIO OF INVESTMENTS

FEBRUARY 29, 2012

(UNAUDITED)

	NUMBER OF SHARES	VALUE
COMMON STOCKS — 57.4%
CONSUMER DISCRETIONARY—15.9%
Amazon.com, Inc.*	1,227	$220,480
AMC Networks, Inc., Class A*	9,288	421,582
America’s Car-Mart, Inc.*^	8,649	385,832
Apollo Group, Inc., Class A*	2,260	96,366
Arcos Dorados Holdings, Inc., Class A†	5,360	112,667
Ascent Capital Group, Inc., Class A*	1,000	49,240
Black Diamond, Inc.*^	16,791	139,029
Charter Communications, Inc., Class A*	9,815	622,369
Cie Financiere Richemont SA, Class A (Switzerland)	1,640	100,699
CROCS, Inc.*^	13,400	263,310
DIRECTV, Class A*	7,545	349,484
DR Horton, Inc.	7,270	104,252
Family Dollar Stores, Inc.	2,000	107,980
Foot Locker, Inc.^	10,115	295,055
Gentex Corp.^	4,400	104,060
Heelys, Inc.*^	33,718	74,854
Hovnanian Enterprises, Inc., Class A*	21,600	59,832
Hyatt Hotels Corp., Class A*^	3,435	142,243
Iconix Brand Group, Inc.*^	14,860	269,858
JOS A Bank Clothiers, Inc.*^	5,000	257,450
Lear Corp.^	10,750	486,008
Lennar Corp., Class A	5,461	127,678
Li & Fung Ltd. (Hong Kong)	56,800	130,352
Liberty Interactive Corp., Class A*	21,267	398,969
Liberty Media Corp. - Liberty Capital, Class A*	7,243	651,073
Melco Crown Entertainment Ltd. - ADR*	23,640	298,573
MGM Resorts International*	25,327	348,753
Michael Kors Holdings Ltd.*†	1,100	47,575
Morgans Hotel Group Co.*	5,600	28,728
New Oriental Education & Technology Group Sponsored ADR*	3,400	90,134

	NUMBER OF SHARES	VALUE
CONSUMER DISCRETIONARY—(CONTINUED)
Panasonic Corp. - Sponsored ADR	8,860	$82,398
Priceline.com, Inc.*	509	319,153
PulteGroup, Inc.*	53,734	473,934
RadioShack Corp.	22,210	157,469
Sirius XM Radio, Inc.*	100,000	226,000
Super Group Ltd. (South Africa)*	12,400	23,869
Tiffany & Co.	2,500	162,525
Toll Brothers, Inc.*	2,147	50,369
True Religion Apparel, Inc.*^	21,785	574,470
Tupperware Brands Corp.	300	18,807
Urban Outfitters, Inc.*^	8,900	252,671
Viacom, Inc., Class B	2,850	135,717
Wendy’s Co. (The)	18,000	91,260

		9,353,127

CONSUMER STAPLES—2.2%
Bunge Ltd.	1,465	98,624
Green Mountain Coffee Roasters, Inc.*	1,100	71,467
Loblaw Cos. Ltd. (Canada)	2,350	82,462
Nestle SA - Sponsored ADR	1,425	87,338
Reckitt Benckiser Group PLC (United Kingdom)	1,270	70,311
Safeway, Inc.	4,750	101,888
Sysco Corp.	1,400	41,188
Tesco PLC (United Kingdom)	15,106	75,965
Tyson Foods, Inc., Class A	5,610	106,085
Viterra, Inc. (Canada)	7,840	84,782
Walgreen Co.^	11,820	391,951
Wal-Mart Stores, Inc.	1,695	100,141

		1,312,202

ENERGY—4.1%
Alpha Natural Resources, Inc.*	5,100	94,656
Apache Corp.	1,000	107,930
Baker Hughes, Inc.^	5,300	266,484
Bowood Energy, Inc. (Canada)*	17,380	3,162
BP PLC - Sponsored ADR^	1,300	61,308

The accompanying notes are an integral part of the Portfolio of Investments.

S1 FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

FEBRUARY 29, 2012

(UNAUDITED)

	NUMBER OF SHARES	VALUE
ENERGY—(CONTINUED)
Canacol Energy Ltd. (Canada)*	11,000	$11,006
Cloud Peak Energy, Inc.*	4,990	88,423
Enerplus Corp. (Canada)	4,000	96,000
Exxon Mobil Corp.	1,435	124,127
Golar LNG Ltd.	2,450	104,052
Green Plains Renewable Energy, Inc.*	10,000	113,500
Hess Corp.	1,700	110,364
HollyFrontier Corp.	3,000	97,890
Murphy Oil Corp.	1,670	106,780
Overseas Shipholding Group, Inc.	800	7,080
Petroamerica Oil Corp. (Canada)*	10,000	1,920
Petrodorado Energy Ltd. (Canada)*	24,506	5,820
QEP Resources, Inc.^	10,430	356,080
Sasol Ltd. - Sponsored ADR	2,320	123,818
Statoil ASA - Sponsored ADR	5,815	165,611
Suncor Energy, Inc.†	1,600	57,504
Transocean Ltd.†	1,705	90,945
WPX Energy, Inc.*	13,300	241,528

		2,435,988

FINANCIALS—8.5%
Altisource Portfolio Solutions SA*†	3,626	233,659
American International Group, Inc.*	3,000	87,660
Berkshire Hathaway, Inc., Class B*	1,200	94,140
Brookfield Office Properties, Inc.^	20,491	357,568
CBRE Group, Inc., Class A*	6,900	126,477
China Life Insurance Co. Ltd. - ADR	2,705	125,377
CME Group, Inc.^	1,144	331,177
Cohen & Steers, Inc.	1,250	41,175
Fairfax Financial Holdings Ltd. (Canada)	240	99,202
First California Financial Group, Inc.*^	92,749	428,500

	NUMBER OF SHARES	VALUE
FINANCIALS—(CONTINUED)
Forest City Enterprises, Inc., Class A*^	19,587	$286,362
Fox Chase Bancorp, Inc.^	28,580	357,536
Hampden Bancorp, Inc.	15,280	186,416
Heritage Commerce Corp.*^	60,000	315,000
HFF, Inc., Class A*^	5,610	80,840
Hilltop Holdings, Inc.*^	27,360	225,446
HomeStreet, Inc.*^	6,610	348,678
ICICI Bank Ltd., Sponsored ADR	400	14,520
JPMorgan Chase & Co.	300	11,772
KKR Financial Holdings, LLC, LP	1,100	10,285
OmniAmerican Bancorp, Inc.*^	37,639	673,362
Safestore Holdings PLC (United Kingdom)	29,807	56,429
ViewPoint Financial Group^	34,186	512,448

		5,004,029

HEALTH CARE—2.3%
Brookdale Senior Living, Inc.*^	9,050	168,692
ExamWorks Group, Inc.*^	21,020	216,926
HCA Holdings, Inc.^	16,270	433,921
Johnson & Johnson	1,500	97,620
Masimo Corp.*	4,800	104,640
Medicines Co., (The)*	1,700	36,431
Merck & Co., Inc.	2,680	102,296
Santarus, Inc.*	6,982	31,559
Teva Pharmaceutical Industries Ltd. - Sponsored ADR^	1,300	58,253
Thoratec Corp.*	3,000	103,500

		1,353,838

INDUSTRIALS—1.8%
Acacia Research - Acacia Technologies*^	5,802	229,179
Alexco Resource Corp. (Canada)*	1,300	10,261
CSX Corp.	4,000	84,040
Electrovaya, Inc. (Canada)*	1,856	1,857
G4S PLC (United Kingdom)	11,484	52,836

The accompanying notes are an integral part of the Portfolio of Investments.

S1 FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

FEBRUARY 29, 2012

(UNAUDITED)

	NUMBER OF SHARES	VALUE
INDUSTRIALS—(CONTINUED)
Gol Linhas Aereas Inteligentes SA - ADR	2,800	$24,612
Grupo Aeroportuario del Sureste SAB de CV - ADR	1,711	117,768
Pitney Bowes, Inc.	4,425	80,225
Shaw Group, Inc., (The)*	3,170	91,740
Snap-On, Inc.	210	12,837
Stanley Black & Decker, Inc.	700	53,760
Taser International, Inc.*	700	2,821
United Continental Holdings, Inc.*	13,529	279,374
Wabtec Corp.	300	22,419

		1,063,729

INFORMATION TECHNOLOGY—9.7%
Apple, Inc.*	1,618	877,668
AU Optronics Corp. - Sponsored ADR	16,800	89,208
Cree, Inc.*	3,500	106,015
EchoStar Corp., Class A*^	5,000	149,850
Equinix, Inc.*	1,925	269,846
Genpact Ltd.*†	6,500	104,130
Global Cash Access Holdings, Inc.*	54,460	302,798
Google, Inc., Class A*^	1,000	618,250
Hewlett-Packard Co.	2,500	63,275
Intel Corp.	4,450	119,616
KIT Digital, Inc.*	25,798	261,076
LTX-Credence Corp.*	60,129	405,871
Microsoft Corp.^	15,502	492,034
MIPS Technologies, Inc.*	18,000	103,680
NCR Corp.*	3,702	80,407
Oracle Corp.^	4,000	117,080
Polycom, Inc.*	3,000	61,950
Rovi Corp.*	1,100	39,028
SanDisk Corp.*	10,074	498,260
Sapient Corp.	8,600	107,414
Silicon Graphics International Corp.*	11,500	111,435
Skyworks Solutions, Inc.*	700	18,879
Stamps.com, Inc.*	7,701	199,071
Teradyne, Inc.*	12,187	200,111
Unisys Corp.*	300	5,604

	NUMBER OF SHARES	VALUE
INFORMATION TECHNOLOGY—(CONTINUED)
VanceInfo Technologies, Inc. - ADR*	21,377	$238,781
Western Digital Corp.*	2,400	94,200

		5,735,537

MATERIALS—3.9%
Agrium, Inc.†	1,240	105,598
Allegheny Technologies, Inc.	2,300	100,901
Brigus Gold Corp. (Canada)*	350	329
Crown Holdings, Inc.*	16,781	620,394
Geomega Resources, Inc. (Canada)*	1,188	840
Goldcorp, Inc. (Canada)^	5,290	256,565
Griffin Mining Ltd. (United Kingdom)*	65,200	48,492
Griffin Mining Ltd. (United Kingdom)*†	14,800	11,027
International Northair Mines (Canada)*	13,699	3,669
Lion One Metals Ltd. (Canada)*	1,700	1,924
LSB Industries, Inc.*	200	8,044
Minera IRL Ltd. (United Kingdom)*	5,795	6,852
Neo Material Technologies, Inc. (Canada)*	11,500	101,233
Northern Tiger Resources, Inc. (Canada)*	22,000	4,336
Oro Mining Ltd. (Canada)*	2,179	264
Orvana Minerals Corp. (Canada)*	8,454	8,117
PNG Gold Corp. (Canada)*	3,600	1,237
POSCO - ADR	1,040	96,200
Potash Corp. of Saskatchewan, Inc.†	4,700	218,785
PPG Industries, Inc.	1,000	91,250
Schweitzer-Mauduit International, Inc.^	3,540	247,977
Sealed Air Corp.	5,400	106,002
Silver Standard Resources, Inc. (Canada)*^	11,300	193,795
Trelawney Mining and Exploration, Inc. (Canada)*	1,400	3,325

The accompanying notes are an integral part of the Portfolio of Investments.

S1 FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

FEBRUARY 29, 2012

(UNAUDITED)

	NUMBER OF SHARES	VALUE
MATERIALS—(CONTINUED)
Vale SA - Sponsored ADR	1,927	$48,445

		2,285,601

REAL ESTATE INVESTMENT TRUSTS—7.3%
American Campus Communities, Inc.	5,100	209,865
Camden Property Trust^	2,600	161,200
Chatham Lodging Trust^	11,873	143,188
Colonial Properties Trust^	4,315	88,544
Duke Realty Corp.	10,750	149,210
Dundee Real Estate Investment Trust (Canada)	6,100	212,077
DuPont Fabros Technology, Inc.	6,750	154,575
Equity Lifestyle Properties, Inc.^	6,726	447,346
First Industrial Realty Trust, Inc.*^	11,880	140,422
Glimcher Realty Trust	12,500	123,750
Gramercy Capital Corp.*	41,800	121,220
Hammerson PLC (United Kingdom)	25,900	161,437
HCP, Inc.	4,300	169,850
Home Properties, Inc.	1,900	109,497
Kilroy Realty Corp.	2,046	89,697
Medical Properties Trust, Inc.	8,200	79,704
Mid-America Apartment Communities, Inc.	2,850	177,754
Northern Property Real Estate Investment Trust (Canada)	1,200	40,265
Parkway Properties, Inc.	3,300	32,967
Ramco-Gershenson Properties Trust^	30,043	332,576
Senior Housing Properties Trust	3,750	80,250
Simon Property Group, Inc.	1,350	182,898
Strategic Hotels & Resorts, Inc.*	16,650	103,730
Sunstone Hotel Investors, Inc.*	6,600	59,268
Tanger Factory Outlet Centers^	9,850	288,408

	NUMBER OF SHARES	VALUE
REAL ESTATE INVESTMENT TRUSTS—(CONTINUED)
Transglobe Apartment Real Estate Investment Trust (Canada)	2,800	$35,062
Vornado Realty Trust	1,900	155,287
Westfield Group (Australia)	27,500	259,239

		4,309,286

TELECOMMUNICATION SERVICES—1.6%
China Mobile Ltd. - Sponsored ADR	2,055	108,936
Leap Wireless International, Inc.*	21,178	221,098
MetroPCS Communications, Inc.*	27,269	280,871
Multiband Corp.*^	13,571	48,584
Oi S.A. - ADR	5,500	110,000
Sprint Nextel Corp.*	60,798	150,171

		919,660

UTILITIES—0.1%
American Water Works Co., Inc.	1,107	37,948

TOTAL COMMON STOCKS (Cost $32,173,603)		33,810,945

EXCHANGE TRADED FUNDS — 15.2%
COMMODITY—1.6%
ELEMENTS Rogers Agriculture Total Return ETN*	298	2,742
SPDR Gold Shares*^	5,799	952,718

		955,460

CURRENCY—0.4%
ProShares UltraShort Euro*	6,410	122,303
Proshares Ultrashort Yen*	3,100	141,019

		263,322

EQUITY—12.5%
Consumer Staples Select Sector SPDR Fund^	35,102	1,166,439
Industrial Select Sector SPDR Fund^	38,000	1,413,980
iShares MSCI EAFE Index Fund	300	16,410

The accompanying notes are an integral part of the Portfolio of Investments.

S1 FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

FEBRUARY 29, 2012

(UNAUDITED)

	NUMBER OF SHARES	VALUE
EQUITY—(CONTINUED)
iShares MSCI Emerging Markets Index Fund	30,700	$1,360,317
Market Vectors Gold Miners ETF	6,150	340,710
Market Vectors Indonesia Index ETF^	8,000	235,200
Powershares S&P 500 High Quality Portfolio^	11,981	179,355
Technology Select Sector SPDR Fund^	47,000	1,359,240
Vanguard MSCI European ETF^	28,000	1,289,680

		7,361,331

FIXED INCOME—0.6%
iShares iBoxx $ High Yield Corporate Bond Fund	1,500	138,195
ProShares UltraShort 20+ Year Treasury*^	10,200	192,678

		330,873

OTHER—0.1%
Morgan Stanley China A Share Fund, Inc.*	190	4,292
Templeton Dragon Fund, Inc.	1,770	51,525

		55,817

TOTAL EXCHANGE TRADED FUNDS (Cost $8,462,709)		8,966,803

	PAR (000’S)	VALUE
CORPORATE BOND — 1.7%
FINANCIAL—1.7%
Ally Financial, Inc.^ 6.625% 05/15/12.	$1,000	$1,005,770

TOTAL CORPORATE BOND (Cost $1,006,740)		1,005,770

FOREIGN GOVERNMENT NOTE — 0.0%
Canadian Government Bond 3.000% 12/01/15	CAD 10	10,735

TOTAL FOREIGN GOVERNMENT NOTE (Cost $10,305)		10,735

U.S. TREASURY NOTES — 0.2%
2.625% 04/30/16	100	107,906

TOTAL U.S. TREASURY NOTES (Cost $102,624)		107,906

U.S. GOVERNMENT AGENCY — 8.5%
FEDERAL HOME LOAN BANK—5.1%
1.000% 02/24/27^	1,000	995,767
1.000% 02/22/27^	1,000	990,160
1.250% 02/22/27^	1,000	1,001,108

		2,987,035

FEDERAL NATIONAL MORTGAGE ASSOCIATION—3.4%
1.000% 11/23/26^	1,000	999,320
1.500% 11/30/26^	1,000	997,718

		1,997,038

TOTAL U.S. GOVERNMENT AGENCY (Cost $4,994,327)		4,984,073

SHORT-TERM INVESTMENTS — 2.7%
U.S. TREASURY BILL—2.7%
0.010% 03/29/12^	1,600	1,599,943

TOTAL SHORT-TERM INVESTMENTS (Cost $1,599,988)		1,599,943

The accompanying notes are an integral part of the Portfolio of Investments.

S1 FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

FEBRUARY 29, 2012

(UNAUDITED)

	NUMBER OF CONTRACTS	VALUE
PURCHASED OPTIONS — 0.2%
CALL OPTIONS PURCHASED—0.1%
iShares Barclays 20+ Year Treasury Bond Fund Expires 05/19/12 Strike Price $127	200	$10,400
Taser International, Inc. Expires 06/16/12 Strike Price $7.5	23	115

TOTAL CALL OPTIONS PURCHASED (Cost $18,631)		10,515

PUT OPTIONS PURCHASED—0.1%
AsiaInfo-Linkage, Inc. Expires 07/21/12 Strike Price $12	100	15,750
iShares FTSE China 25 Index Fund Expires 05/19/12 Strike Price $32	250	5,250
S&P 500 Index Expires 03/17/12 Strike Price $850	12	60
S&P 500 Index Expires 03/17/12 Strike Price $950	12	60
SPDR Gold Shares Expires 05/19/12 Strike Price $130	200	6,400
SPDR S&P 500 ETF Trust Expires 05/19/12 Strike Price $110	550	29,150
WisdomTree Dreyfus Chinese Yuan Fund Expires 04/21/12 Strike Price $25	450	4,500
WisdomTree Dreyfus Chinese Yuan Fund Expires 07/21/12 Strike Price $24	410	5,125

TOTAL PUT OPTIONS PURCHASED (Cost $133,587)		66,295

	NUMBER OF CONTRACTS	VALUE
PUT OPTIONS PURCHASED—(CONTINUED)
TOTAL PURCHASED OPTIONS — 0.2% (Cost $152,218)		$76,810

TOTAL LONG POSITIONS — 85.9% (Cost $48,502,514)		50,562,985

	NUMBER OF SHARES
SECURITIES SOLD SHORT — (31.6)%
COMMON STOCKS — (22.0)%
CONSUMER DISCRETIONARY—(5.5)%
Amazon.com, Inc.*	(610)	$(109,611)
American Axle & Manufacturing Holdings, Inc.*	(1,845)	(21,015)
Blue Nile, Inc.*	(3,252)	(115,934)
Buckle, Inc. (The)	(2,669)	(119,891)
Carter’s, Inc.*	(1,300)	(63,141)
Coach, Inc.	(2,200)	(164,648)
Columbia Sportswear Co.	(3,100)	(154,783)
Discovery Communications, Inc., Class A*	(2,585)	(120,590)
Dollar Tree, Inc.*	(1,200)	(106,212)
Focus Media Holding Ltd. - ADR*	(7,770)	(188,500)
Fred’s, Inc., Class A	(10,000)	(138,500)
Garmin Ltd.	(2,541)	(119,910)
Hanesbrands, Inc.*	(4,158)	(119,459)
Hovnanian Enterprises, Inc., Class A*	(48,300)	(133,791)
JC Penney Co., Inc.	(3,980)	(157,608)
Life Time Fitness, Inc.*	(1,211)	(59,908)
Meredith Corp.	(3,647)	(119,986)
Netflix, Inc.*	(2,606)	(288,563)
Sodastream International Ltd.*	(2,600)	(105,950)
Tempur-Pedic International, Inc.*	(1,518)	(119,922)
Tesla Motors, Inc.*	(5,680)	(189,769)
Thor Industries, Inc.	(6,783)	(220,922)
Valassis Communications, Inc.*	(5,156)	(128,797)

The accompanying notes are an integral part of the Portfolio of Investments.

S1 FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

FEBRUARY 29, 2012

(UNAUDITED)

	NUMBER OF SHARES	VALUE
CONSUMER DISCRETIONARY—(CONTINUED)
Verizon Communications, Inc.	(3,674)	$(140,016)

		(3,207,426)

CONSUMER STAPLES—(0.2)%
Boston Beer Co., Inc. (The), Class A*	(1,368)	(129,303)

ENERGY—0.0%
Calumet Specialty Products Partners LP	(53)	(1,261)
Enterprise Products Partners LP	(100)	(5,188)
Penn Virginia Corp.	(410)	(2,005)

		(8,454)

FINANCIALS—(5.8)%
American Capital Agency Corp.	(11,900)	(365,449)
American Capital Mortgage Investment Corp.	(6,290)	(135,612)
Annaly Capital Management, Inc.	(11,200)	(186,144)
BankUnited, Inc.	(5,300)	(122,059)
Cedar Realty Trust, Inc.	(32,750)	(155,890)
Chimera Investment Corp.	(15,238)	(46,781)
CNinsure, Inc. - ADR*	(9,530)	(69,378)
Commonwealth Bank of Australia (Australia)	(2,900)	(153,733)
Credit Agricole SA (France)	(8,112)	(51,952)
DiamondRock Hospitality Co	(4,200)	(41,832)
Equity One, Inc.	(6,293)	(119,693)
Federated Investors, Inc., Class B	(5,500)	(112,695)
First Cash Financial Services, Inc.*	(4,200)	(177,492)
General Growth Properties, Inc.	(7,500)	(122,025)
Hatteras Financial Corp.	(6,320)	(179,994)
Legg Mason, Inc.	(5,685)	(155,712)
NorthStar Realty Finance Corp.	(8,700)	(46,458)
Omega Healthcare Investors, Inc.	(10,400)	(211,848)

	NUMBER OF SHARES	VALUE
FINANCIALS—(CONTINUED)
Plum Creek Timber Co., Inc.	(3,058)	$(119,751)
Prospect Capital Corp.	(200)	(2,162)
Prosperity Bancshares, Inc.	(3,310)	(144,779)
Realty Income Corp.	(4,000)	(147,560)
Rouse Properties, Inc.*	(4,850)	(70,956)
Texas Capital Bancshares, Inc.*	(5,850)	(198,257)
United Community Banks, Inc.*	(13,600)	(121,992)
Westpac Banking Corp. (Australia)	(6,590)	(147,710)

		(3,407,914)

HEALTH CARE—(0.4)% athenahealth, Inc.*	(1,724)	(121,835)
MWI Veterinary Supply, Inc.*	(1,374)	(118,947)
Sun Healthcare Group, Inc.*	(3,629)	(16,185)

		(256,967)

INDUSTRIALS—(0.8)%
Masco Corp.	(2,300)	(27,324)
Nielsen Holdings NV	(4,096)	(120,791)
Pitney Bowes, Inc.	(7,705)	(139,692)
TAM SA - Sponsored ADR	(1,500)	(35,265)
Universal Forest Products, Inc.	(200)	(6,428)
Watsco, Inc.	(1,670)	(119,221)

		(448,721)

INFORMATION TECHNOLOGY—(2.6)%
Broadridge Financial Solutions, Inc.	(5,395)	(131,314)
DTS, Inc.*	(4,227)	(118,694)
eBay, Inc.*	(3,362)	(120,158)
Qihoo 360 Technology Co. Ltd. - ADR*	(7,000)	(147,980)
Rambus, Inc.+*	(18,101)	(128,155)
RealPage, Inc.*	(460)	(9,122)
Salesforce.com, Inc.*	(1,881)	(269,284)
SAP AG - Sponsored ADR.	(2,870)	(194,041)
STEC, Inc.*	(2,400)	(23,256)
Trimble Navigation Ltd.*	(2,383)	(119,841)
ValueClick, Inc.*	(6,198)	(128,918)

The accompanying notes are an integral part of the Portfolio of Investments.

S1 FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

FEBRUARY 29, 2012

(UNAUDITED)

	NUMBER OF SHARES	VALUE
INFORMATION TECHNOLOGY—(CONTINUED)
VanceInfo Technologies, Inc. - ADR*	(4,000)	$(44,680)
VMware, Inc., Class A*	(1,211)	(119,756)

		(1,555,199)

MATERIALS—(0.9)%
Agrium, Inc.†	(2,550)	(217,158)
Gold Resource Corp.	(5,950)	(145,478)
Vale SA - Sponsored ADR	(1,830)	(44,981)
Valspar Corp.	(2,000)	(92,700)

		(500,317)

REAL ESTATE INVESTMENT TRUSTS—(5.6)%
Acadia Realty Trust	(9,267)	(196,368)
AvalonBay Communities, Inc.*	(1,600)	(207,472)
Boston Properties, Inc.	(1,700)	(172,635)
Capital Shopping Centres Group PLC (United Kingdom)	(14,600)	(77,276)
CBL & Associates Properties, Inc.	(13,750)	(242,413)
CubeSmart	(15,850)	(178,788)
EastGroup Properties, Inc.	(6,356)	(306,296)
Equity Residential	(3,300)	(187,737)
Essex Property Trust, Inc.	(600)	(83,994)
Federal Realty Investment Trust	(1,650)	(157,328)
Health Care REIT, Inc.	(3,100)	(168,764)
Highwoods Properties, Inc.	(5,550)	(177,600)
Host Hotels & Resorts, Inc.	(7,800)	(123,084)
LaSalle Hotel Properties	(4,950)	(132,066)
RioCan Real Estate Investment Trust (Canada)	(2,550)	(69,893)
SL Green Realty Corp.	(4,430)	(336,902)
Taubman Centers, Inc.	(3,750)	(259,013)
Unibail-Rodamco SE (France)	(550)	(106,251)
Ventas, Inc.	(2,471)	(138,178)

		(3,322,058)

TELECOMMUNICATION SERVICES—(0.2)%
AT&T, Inc.	(4,585)	(140,255)

	NUMBER OF SHARES	VALUE
UTILITIES—0.0%
China Natural Gas, Inc.*†Δ	(2,116)	$(4,084)

TOTAL COMMON STOCKS SOLD SHORT (Proceeds $12,452,877)		(12,980,698)

EXCHANGE TRADED FUNDS SOLD SHORT — (14.1)%
CURRENCY—(1.1)%
CurrencyShares Euro Trust	(990)	(131,294)
CurrencyShares Japanese Yen Trust*	(4,000)	(484,120)

		(615,414)

EQUITY—(12.8)%
Industrial Select Sector SPDR Fund	(400)	(14,884)
iShares Dow Jones US Home Construction Index Fund	(10,000)	(139,400)
iShares FTSE China 25 Index Fund	(86,000)	(3,463,220)
iShares MSCI Brazil Index Fund	(600)	(41,496)
iShares MSCI Hong Kong
Index Fund	(32,500)	(593,125)
iShares MSCI Japan Index Fund	(5,000)	(49,950)
iShares Russell 2000 Index Fund	(29,056)	(2,353,245)
Market Vectors Russia ETF	(1,000)	(33,030)
Powershares QQQ Trust Series 1	(1,300)	(83,733)
SPDR S&P 500 ETF Trust	(5,100)	(698,037)
SPDR S&P Homebuilders ETF	(600)	(12,075)
SPDR S&P Regional Banking ETF	(2,000)	(53,780)

		(7,535,975)

The accompanying notes are an integral part of the Portfolio of Investments.

S1 FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

FEBRUARY 29, 2012

(UNAUDITED)

	NUMBER OF SHARES	VALUE
FIXED INCOME—(0.2)%
iShares iBoxx Investment Grade Corporate Bond Fund	(1,175)	$(138,298)

		(138,298)

TOTAL EXCHANGE TRADED FUNDS SOLD SHORT (Proceeds $7,732,026)		(8,289,687)

TOTAL SECURITIES SOLD SHORT — (36.1)% (Proceeds $20,184,903)		(21,270,385)

	NUMBER OF CONTRACTS
WRITTEN OPTIONS — (0.1)%
CALL OPTIONS WRITTEN—(0.1)%
American International Group, Inc. Expires 03/17/12 Strike Price $29	(12)	(1,164)
AsiaInfo-Linkage, Inc. Expires 07/21/12 Strike Price $12	(100)	(17,250)
AsiaInfo-Linkage, Inc. Expires 07/21/12 Strike Price $15	(100)	(4,000)
Lennar Corp. Expires 04/21/12 Strike Price $25	(12)	(804)
NCR Corp. Expires 03/17/12 Strike Price $22	(14)	(560)
New Oriental Education & Technology Group -ADR Expires 03/17/12 Strike Price $28	(20)	(800)
Snap-on, Inc. Expires 06/16/12 Strike Price $65	(4)	(720)
Stanley Black & Decker, Inc. Expires 03/17/12 Strike Price $77.5	(9)	(765)

	NUMBER OF CONTRACTS	VALUE
CALL OPTIONS WRITTEN—(CONTINUED)
Statoil ASA - Sponsored ADR Expires 03/17/12 Strike Price $27.5	(5)	$(600)
Suncor Energy, Inc. Expires 03/17/12 Strike Price $36	(11)	(935)
Target Corp. Expires 03/17/12 Strike Price $52.5	(5)	(2,070)
Tesla Motors, Inc. Expires 04/21/12 Strike Price $36	(5)	(440)
Tupperware Brands Corp. Expires 03/17/12 Strike Price $65	(3)	(68)

TOTAL CALL OPTIONS WRITTEN (Premiums Received $24,282)		(30,176)

PUT OPTIONS WRITTEN—0.0%
American Tower Corp. - REIT Expires 04/21/12 Strike Price $54.65	(11)	(440)
AT&T, Inc. Expires 04/21/12 Strike Price $27	(11)	(99)
CH Robinson Worldwide, Inc. Expires 05/19/12 Strike Price $55	(7)	(262)
Citrix Systems, Inc. Expires 03/17/12 Strike Price $72.5	(2)	(210)
Crown Castle International Corp. Expires 04/21/12 Strike Price $40	(7)	(52)
Express Scripts, Inc. Expires 03/17/12 Strike Price $47.5	(7)	(252)
Gentex Corp. Expires 03/17/12 Strike Price $25	(7)	(1,225)

The accompanying notes are an integral part of the Portfolio of Investments.

S1 FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

FEBRUARY 29, 2012

(UNAUDITED)

	NUMBER OF CONTRACTS	VALUE
PUT OPTIONS WRITTEN—(CONTINUED)
iPATH S&P 500 VIX Short-Term Futures ETN Expires 03/17/12 Strike Price $23	(7)	$(588)
National Oilwell Varco, Inc. Expires 03/17/12 Strike Price $80	(2)	(218)
Netflix, Inc. Expires 03/17/12 Strike Price $92.5	(2)	(160)
Philip Morris International, Inc. Expires 06/16/12 Strike Price $50	(6)	(96)
Polypore International, Inc. Expires 04/21/12 Strike Price $35	(5)	(400)
Rovi Corp. Expires 03/17/12 Strike Price $35	(5)	(375)
S&P 500 Index Expires 03/17/12 Strike Price $1,325	(2)	(1,200)
Salesforce.com, Inc. Expires 03/17/12 Strike Price $130	(2)	(140)
SBA Communications Corp. Expires 06/16/12 Strike Price $35	(2)	(30)
Taser International, Inc. Expires 06/16/12 Strike Price $5	(23)	(2,300)
Thoratec Corp. Expires 03/17/12 Strike Price $33	(10)	(350)
Thoratec Corp. Expires 03/17/12 Strike Price $34	(10)	(600)
Viacom, Inc. Expires 03/17/12 Strike Price $47	(7)	(350)

	NUMBER OF CONTRACTS	VALUE
PUT OPTIONS WRITTEN—(CONTINUED)
Vornado Realty Trust - REIT Expires 06/16/12 Strike Price $65	(7)	$(508)
Wal-Mart Stores, Inc. Expires 01/19/13 Strike Price $50	(100)	(13,800)

TOTAL PUT OPTIONS WRITTEN (Premiums Received $48,372)		(23,655)

TOTAL WRITTEN OPTIONS — (0.1)% (Proceeds $72,654)		(53,831)

OTHER ASSETS IN EXCESS OF LIABILITIES — 50.3%		29,646,840

NET ASSETS — 100.0%		$58,885,609

*	Non-income producing.
†	This company is domiciled outside of the United States. The security’s functional currency is the United States dollar.
Δ	Security has been valued at fair market value as determined in good faith by or under the direction of The RBB Fund, Inc.’s Board of Directors. As of February 29, 2012, fair valued short positions amounted to ($4,084) or 0.0% of net assets.
^	Security position is either entirely or partially held in a segregated account as collateral for securities sold short or written options.
ADR	American Depositary Receipt
CAD	Canadian Dollar
ETF	Exchange-traded Fund
ETN	Exchange-traded Note
LP	Limited Partnership
MSCI	Morgan Stanley Capital International
PLC	Public Limited Company
REIT	Real Estate Investment Trust
S&P	Standard & Poors
SPDR	Standard & Poors Depositary Receipt
VIX	Volatility Index

The accompanying notes are an integral part of the Portfolio of Investments.

S1 FUND

PORTFOLIO OF INVESTMENTS (CONTINUED)

FEBRUARY 29, 2012

(UNAUDITED)

The Fund had the following futures contract open at February 29, 2012:

NUMBER OF CONTRACTS	TYPE	EXPIRATION MONTH	VALUE AT TRADE DATE	VALUE AT 02/29/2012	UNREALIZED APPRECIATION (DEPRECIATION)
Short Positions:
5	Australian Dollar Futures	03/2012	AUD 500,000	$537,000	$533

					$533

The accompanying notes are an integral part of the Portfolio of Investments.

S1 FUND

STATEMENT OF ASSETS AND LIABILITIES

FEBRUARY 29, 2012

(UNAUDITED)

ASSETS
Investments, at value (cost $48,502,514)	$50,562,985
Cash	18,392,181
Deposits with brokers for securities sold short and written options	16,274,461
Foreign currency (cost $275,553)	290,421
Receivables for:
Investments sold	5,646,833
Capital shares sold	120,828
Dividends and interest	52,044
Variation margin	533
Prepaid expenses and other assets	25,106

Total assets	91,365,392

LIABILITIES
Securities sold short, at value (proceeds $20,184,903)	21,270,385
Options written, at value (premiums received $72,654)	53,831
Payables for:
Investments purchased	10,907,950
Capital shares redeemed	59,519
Investment advisory fees	84,941
Directors’ and officers’ fees	602
Dividends on securities sold short	10,198
Due to prime broker	21,044
Other accrued expenses and liabilities	71,313

Total liabilities	32,479,783

Net Assets	$58,885,609

NET ASSETS CONSIST OF
Capital stock, $0.001 par value	$5,912
Paid-in capital	59,470,957
Accumulated net investment loss	(900,300)
Accumulated net realized loss from investments, securities sold short, foreign currency transactions and written options	(700,011)
Net unrealized appreciation on investments, securities sold short, foreign currency transactions, written options and futures transactions	1,009,051

Net assets	$58,885,609

I SHARES
Net assets	$58,885,609

Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	5,911,823

Net asset value, offering and redemption price per share	$9.96

The accompanying notes are an integral part of the financial statements.

S1 FUND

STATEMENT OF OPERATIONS

FOR THE PERIOD ENDED FEBRUARY 29, 2012

(UNAUDITED)

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $3,186)	$215,837
Interest	59,244

Total investment income	275,081

EXPENSES
Advisory fees (Note 2)	752,552
Dividend expense on securities sold short	238,069
Prime broker interest expense	130,096
Administration and accounting fees (Note 2)	93,372
Legal fees	45,495
Custodian fees (Note 2)	45,089
Transfer agent fees (Note 2)	42,727
Audit fees	23,714
Printing and shareholder reporting fees	13,753
Directors’ and officers’ fees	10,050
Registration and filing fees	7,289
Insurance fees	3,778
Other expenses	1,401

Total expenses before waivers and reimbursements	1,407,385
Less: waivers and reimbursements (Note 2)	(232,004)

Net expenses after waivers and reimbursements	1,175,381

Net investment loss	(900,300)

NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS
Net realized gain/(loss) from:
Investments	(320,302)
Securities sold short	129,163
Foreign currency transactions	(2,428)
Written options	131,753
Net change in unrealized appreciation/(depreciation) on:
Investments	2,754,201
Investments sold short	(1,721,963)
Futures	533
Foreign currency translation	7,798
Written options	23,158

Net realized and unrealized gain from investments	1,001,913

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$101,613

The accompanying notes are an integral part of the financial statements.

S1 FUND

STATEMENTS OF CHANGES IN NET ASSETS

(UNAUDITED)

	FOR THE PERIOD ENDED FEBRUARY 28, 2012 (UNAUDITED)	FOR THE PERIOD ENDED AUGUST 31, 2011(1)
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(900,300)	$(467,866)
Net realized loss from investments, securities sold short, foreign currency transactions and written options	(61,814)	(267,662)
Net change in unrealized appreciation/(depreciation) on investments, securities sold short, foreign currency transactions, written options and futures transactions	1,063,727	(54,676)

Net increase/(decrease) in net assets resulting from operations	101,613	(790,204)

CAPITAL TRANSACTIONS:
I Shares
Proceeds from shares sold	14,337,581	53,338,698
Shares redeemed	(6,787,954)	(1,314,125)

Net increase in net assets from capital share transactions	7,549,627	52,024,573

Total increase in net assets	7,651,240	51,234,369

NET ASSETS
Beginning of period	51,234,369	—

End of period	$58,885,609	$51,234,369

Accumulated net investment loss, end of period	$(900,300)	$—

SHARE TRANSACTIONS:
I Shares
Shares sold	1,455,705	5,274,677
Shares redeemed	(687,943)	(130,616)

Net increase in shares	767,762	5,144,061

(1)	The Fund commenced investment operations on September 30, 2010.

The accompanying notes are an integral part of the financial statements.

S1 FUND

FINANCIAL HIGHLIGHTS

Contained below is per share operating performance data for shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	I SHARES
	FOR THE PERIOD ENDED FEBRUARY 29, 2012 (UNAUDITED)		FOR THE PERIOD ENDED AUGUST 31, 2011(1)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$9.96		$10.00

Net investment loss	(0.16	)(2)	(0.29	)(2)
Net realized and unrealized gain from investments	0.16		0.25	(3)

Net decrease in net assets resulting from operations	—		(0.04)

Net asset value, end of period	$9.96		$9.96

Total investment return(4)	0.00	%(5)	(0.40	)%(5)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000’s omitted)	$58,886		$51,234
Ratio of expenses to average net assets with waivers and reimbursements (including dividend and interest expense)	4.30	%(6)	4.05	%(6)
Ratio of expenses to average net assets with waivers and reimbursements (excluding dividend and interest expense)	2.95	%(6)	2.95	%(6)
Ratio of expenses to average net assets without waivers and reimbursements (including dividend and interest expense)	5.10	%(6)	6.39	%(6)
Ratio of net investment loss to average net assets	(3.29	)%(6)	(3.16	)%(6)
Portfolio turnover rate	151.50	%(5)	440.88	%(5)

(1)	The Fund commenced investment operations on September 30, 2010.
(2)	Calculated based on average shares outstanding for the period.
(3)

The amount shown may not correlate with the change in the aggregate gains and losses presented on the Statement of Operations due to the timing of sales and purchases of the Fund’s shares in relation to fluctuating market values for the Fund’s portfolio.

(4)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(5)	Not annualized.
(6)	Annualized.

The accompanying notes are an integral part of the financial statements.

S1 FUND

NOTES TO FINANCIAL STATEMENTS

FEBRUARY 29, 2012 (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended, (the “Investment Company Act”) as an open-end management investment company. RBB is a “series fund,” which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the Investment Company Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has nineteen active investment portfolios, including the S1 Fund (the “Fund”), which commenced investment operations on September 30, 2010. As of the date hereof, the Fund offers two classes of shares, I Shares and R Shares. As of February 29, 2012, Class R Shares have not been issued.

RBB has authorized capital of one hundred billion shares of common stock of which 80.373 billion shares are currently classified into one hundred and forty classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio. The Fund has issued shares with a par value of $0.001.

PORTFOLIO VALUATION — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Investments in other open-end investment companies are valued based on the NAV of those investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

S1 FUND

NOTES TO FINANCIAL STATEMENTS

FEBRUARY 29, 2012 (UNAUDITED) (CONTINUED)

FAIR VALUE MEASUREMENTS — The inputs and valuations techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 –	quoted prices in active markets for identical securities;

• Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 29, 2012, in valuing the Fund’s investments carried at fair value:

	TOTAL FAIR VALUE AT FEBRUARY 29, 2012	LEVEL 1 QUOTED PRICE	LEVEL 2 SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT UNOBSERVABLE INPUTS
Common Stocks
Consumer Discretionary	$9,353,127	$9,353,127	$—	$—
Consumer Staples	1,312,202	1,312,202	—	—
Energy	2,435,988	2,435,988	—	—
Financials	5,004,029	5,004,029	—	—
Health Care	1,353,838	1,353,838	—	—
Industrials	1,063,729	1,063,729	—	—
Information Technology	5,735,537	5,735,537	—	—
Materials	2,285,601	2,285,601	—	—
Real Estate Investment Trusts	4,309,286	4,309,286	—	—
Telecommunication Services	919,660	919,660	—	—
Utilities	37,948	37,948	—	—
Exchange Traded Funds	8,966,803	8,966,803	—	—
Corporate Bond	1,005,770		1,005,770	—
Foreign Government Note	10,735		10,735	—
U.S. Treasury Notes	107,906		107,906	—
U.S. Government Agency	4,984,073		4,984,073	—
Short-Term Investments	1,599,943		1,599,943	—
Asset Derivatives
Commodity Contracts	6,400	6,400	—	—
Equity Contracts	50,385	50,385	—	—
Foreign Currency Contracts	10,158	10,158	—	—
Interest Rate Contracts	10,400	10,400	—	—

Total Assets	$50,563,518	$42,855,091	$7,708,427	$—

S1 FUND

NOTES TO FINANCIAL STATEMENTS

FEBRUARY 29, 2012 (UNAUDITED) (CONTINUED)

	TOTAL FAIR VALUE AT FEBRUARY 29, 2012	LEVEL 1 QUOTED PRICE	LEVEL 2 SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT UNOBSERVABLE INPUTS
Common Stocks Sold Short
Consumer Discretionary	$(3,207,426)	$(3,207,426)	$—	$—
Consumer Staples	(129,303)	(129,303)	—	—
Energy	(8,454)	(8,454)	—	—
Financials	(3,407,914)	(3,407,914)	—	—
Health Care	(256,967)	(256,967)	—	—
Industrials	(448,721)	(448,721)	—	—
Information Technology	(1,555,199)	(1,555,199)	—	—
Materials	(500,317)	(500,317)	—	—
Real Estate Investment Trusts	(3,322,058)	(3,322,058)	—	—
Telecommunication Services	(140,255)	(140,255)	—	—
Utilities	(4,084)	—	—	(4,084)
Exchange Traded Funds Sold Short	(8,289,687)	(8,289,687)	—	—
Liability Derivatives
Equity Contracts	(53,831)	(53,831)	—	—

Total Liabilities	$(21,324,216)	$(21,320,132)	$—	$(4,084)

The following is a reconciliation of the Fund’s Level 3 investments for which significant unobservable inputs were used to determine fair value.

	TOTAL INVESTMENTS	CONSUMER DISCRETIONARY	MATERIALS	UTILITIES	WRITTEN OPTIONS
Balance as of August 31, 2011.	$(18,465)	$(7,588)	$(1,712)	$—	$(9,165)
Accrued discounts/premiums.	—	—	—	—	—
Net realized gain/(loss)	7,207	7,682	4,298	—	7,207
Change in unrealized appreciation/(depreciation)	1,958	1,404	3,296	—	1,958
Purchases	—	—	—	—	—
Sales*	9,300	(1,498)	(5,882)	—	—
Transfer in*	(4,084)	—	—	(4,084)	—
Transfer out	—	—	—	—	—

Balance as of February 29, 2012	$(4,084)	$—	$—	$(4,084)	$—

*	Included were securities purchased as a short sale. The change in unrealized appreciation/(depreciation) related to investments still held at February 29, 2012 was $1,100.

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period;

S1 FUND

NOTES TO FINANCIAL STATEMENTS

FEBRUARY 29, 2012 (UNAUDITED) (CONTINUED)

whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

Transfers in and out of Levels 1, 2 and 3 are recognized at the end of the period. For the period ended February 29, 2012, the Fund had a transfer from Level 1 into Level 3. For details on this transfer, please refer to page 25.

DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The following is a summary of the location of derivatives on the Fund’s Statement of Assets and Liabilities as of February 29, 2012:

LOCATION ON THE STATEMENT OF ASSETS AND LIABILITIES
DERIVATIVE INVESTMENTS TYPE	ASSET DERIVATIVES	LIABILITY DERIVATIVES
Equity contracts	Investments, at value	Options written, at value
Foreign currency contracts
Commodity contracts
Other contracts		Payable: Variation margin

The following is a summary of the Fund’s derivative instrument holdings categorized by primary risk exposure as of February 29, 2012:

ASSET DERIVATIVE INVESTMENTS VALUE
TOTAL VALUE AT 02/29/12	EQUITY CONTRACTS	INTEREST RATE CONTRACTS	CREDIT CONTRACTS	FOREIGN CURRENCY CONTRACTS	COMMODITY CONTRACTS
$77,343	$50,385	$10,400	$—	$10,158	$6,400

LIABILITY DERIVATIVE INVESTMENTS VALUE
TOTAL VALUE AT 02/29/12	EQUITY CONTRACTS	INTEREST RATE CONTRACTS	CREDIT CONTRACTS	FOREIGN CURRENCY CONTRACTS	COMMODITY CONTRACTS
$(53,831)	$(53,831)	$—	$—	$—	$—

S1 FUND

NOTES TO FINANCIAL STATEMENTS

FEBRUARY 29, 2012 (UNAUDITED) (CONTINUED)

The following is a summary of the location of derivative investments on the Fund’s Statement of Operations for the period ended February 29, 2012:

DERIVATIVE INVESTMENTS TYPE	TYPE LOCATION OF GAIN (LOSS) ON DERIVATIVES RECOGNIZED IN THE STATEMENTS OF OPERATIONS
Equity contracts	Net realized gain (loss) from investments
Foreign currency contracts	Net realized gain (loss) from written options
Commodity contracts	Net change in unrealized appreciation/
Interest rate contracts	(depreciation) on investments
Net change in unrealized appreciation/
(depreciation) on written options
Net change in unrealized appreciation/
(depreciation) on futures

The following is a summary of the Fund’s realized gain or loss and change in unrealized appreciation or depreciation on derivative investments recognized in the Statement of Operations categorized by primary risk exposure for the period ended February 29, 2012:

REALIZED GAIN/(LOSS) ON DERIVATIVE INVESTMENTS RECOGNIZED IN THE STATEMENT OF OPERATIONS
TOTAL VALUE AT 02/29/12	EQUITY CONTRACTS	INTEREST RATE CONTRACTS	CREDIT CONTRACTS	FOREIGN CURRENCY CONTRACTS	COMMODITY CONTRACTS
$(279,040)	$(120,113)	$—	$—	$(117,853)	$(41,074)

CHANGE IN UNREALIZED APPRECIATION/(DEPRECIATION) ON DERIVATIVE INVESTMENTS RECOGNIZED IN THE STATEMENT OF OPERATIONS
TOTAL VALUE AT 02/29/12	EQUITY CONTRACTS	INTEREST RATE CONTRACTS	CREDIT CONTRACTS	FOREIGN CURRENCY CONTRACTS	COMMODITY CONTRACTS
$(33,660)	$(50,725)	$10,400	$—	$5,243	$1,422

S1 FUND

NOTES TO FINANCIAL STATEMENTS

FEBRUARY 29, 2012 (UNAUDITED) (CONTINUED)

For the period ended February 29, 2012, the Fund’s average volume of derivatives is as follows:

PURCHASED OPTIONS (COST)	WRITTEN OPTIONS (PROCEEDS)
$223,713	$149,736

USE OF ESTIMATES — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be significant.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES — The Fund records security transactions based on trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. The Fund’s investment income, expenses and unrealized and realized gains and losses are allocated daily. Expenses incurred on behalf of a specific class, fund or fund family are charged directly to the class, fund or fund family to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Expenses incurred for all the RBB funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of RBB, or in such other manner as the Company’s Board of Directors deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the NAV of the Fund.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid at least annually to shareholders and recorded on ex-dividend date. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP.

U.S. TAX STATUS — No provision is made for U.S. income taxes as it is the Fund’s intention to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

FOREIGN CURRENCY TRANSLATION — Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars based on the applicable exchange rates at the date of the last business day of the financial statement period. Purchases and sales of securities, interest income, dividends, variation margin received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rates in effect on the transaction date.

S1 FUND

NOTES TO FINANCIAL STATEMENTS

FEBRUARY 29, 2012 (UNAUDITED) (CONTINUED)

The Fund does not seperately report the effect of changes in foreign exchange rates from changes in market prices of securities held. Such changes are included with the net realized gain or loss and change in unrealized appreciation or depreciation on investment securities in the Statement of Operations. Other foreign currency transactions resulting in realized and unrealized gain or loss are reported separately as net realized gain or loss and change in unrealized appreciation or depreciation on foreign currencies in the Statement of Operations.

FOREIGN CURRENCY CONTRACTS — The Fund invests in securities of foreign issuers, including American Depositary Receipts. These markets are subject to special risks associated with foreign investments not typically associated with investing in U.S. markets. Because the foreign securities in which the Fund may invest generally trade in currencies other than the U.S. dollar, changes in currency exchange rates will affect the Fund’s NAV, the value of dividends and interest earned and gains and losses realized on the sale of securities. Because the NAV for the Fund is determined on the basis of U.S. dollars, the Fund may lose money by investing in a foreign security if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Fund holdings goes up. Generally, a strong U.S. dollar relative to these other currencies will adversely affect the value of the Fund holdings in foreign securities.

FOREIGN SECURITIES — Securities of many non-U.S. companies may be less liquid and their prices more volatile than securities of comparable U.S. companies. Securities of companies traded in many countries outside the U.S., particularly emerging markets countries, may be subject to further risks due to the inexperience of local investment professionals and financial institutions, the possibility of permanent or temporary termination of trading and greater spreads between bid and asked prices of securities. In addition, non-U.S. stock exchanges and investment professionals are subject to less governmental regulation, and commissions may be higher than in the United States. Also, there may be delays in the settlement of non-U.S. stock exchange transactions.

PURCHASED OPTIONS — The Fund is subject to equity and other risk exposure in the normal course of pursuing its investment objectives. The Fund purchases option contracts. This transaction is used to hedge against changes in interest rates, foreign exchange rates and values of equities. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options are accounted for in the same manner as other securities owned. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

OPTIONS WRITTEN — The Fund is subject to equity and other risk exposure in the normal course of pursuing its investment objectives and may enter into options written to hedge against changes in interest rates, foreign exchange rates and values of equities. Such options may relate to particular securities or domestic stock indices, and may or may not be listed on a domestic securities exchange or issued by the Options

S1 FUND

NOTES TO FINANCIAL STATEMENTS

FEBRUARY 29, 2012 (UNAUDITED) (CONTINUED)

Clearing Corporation. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. The Fund also may write over-the-counter options where completing the obligation depends upon the credit standing of the other party. Option contracts also involve the risk that they may result in loss due to unanticipated developments in market conditions or other causes. Written options are recorded as liabilities to the extent of premiums received. Gains or losses are realized when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option or the purchase cost for a written put option is adjusted by the amount of the premium received or paid.

As of February 29, 2012, the Fund had options written valued at ($53,831) for which securities of $75,328 were pledged as collateral.

The Fund had transactions in options written during the period ended February 29, 2012 as follows:

	NUMBER OF CONTRACTS	PREMIUMS RECEIVED
Options outstanding at August 31, 2011	1,408	$218,398
Options written	4,908	552,721
Options closed	(4,373)	(539,412)
Options expired	(1,329)	(155,776)
Options exercised	(72)	(3,277)

Options outstanding at February 29, 2012	542	$72,654

SHORT SALES — When the investment adviser or a sub-adviser believes that a security is overvalued, the Fund may sell the security short by borrowing the same security from a broker or other institution and selling the security. The Fund will incur a loss as a result of a short sale if the price of the borrowed security increases between the date of the short sale and the date on which the Fund buys and replaces such borrowed security. The Fund will realize a gain if there is a decline in price of the security between those dates where the decline in price exceeds the costs of borrowing the security and other transaction costs. There can be no assurance that a Fund will be able to close out a short position at any particular time or at an acceptable price. Although a Fund’s gain is limited to the amount at which it sold a security short, its potential loss is unlimited. Until a Fund replaces a borrowed security, it will maintain at all times cash, U.S. Government securities, or other liquid securities in an amount which, when added to any amount deposited with a broker as collateral, will at least equal the current market value of the security sold short. Depending on arrangements made with brokers, the Fund may not receive any payments (including interest) on collateral deposited with them.

S1 FUND

NOTES TO FINANCIAL STATEMENTS

FEBRUARY 29, 2012 (UNAUDITED) (CONTINUED)

In accordance with the terms of its prime brokerage agreements, the Fund may receive rebate income or be charged a fee on borrowed securities. Such income or fee is calculated on a daily basis based upon the market value of each borrowed security and a variable rate that is dependent upon the availability of such security. The Fund records these prime broker charges on a net basis as interest income or interest expense. For the period ended February 29, 2012, the Fund had net charges of $117,201 on borrowed securities. Such amounts are included in prime broker interest expense on the Statement of Operations.

As of February 29, 2012, the Fund had securities sold short valued at $21,271,385 for which securities of $22,430,454 were pledged as collateral. In accordance with the Special Custody and Pledge Agreement with Goldman Sachs & Co. (“Goldman Sachs”) (the Fund’s prime broker), the Fund may borrow from Goldman Sachs to the extent necessary to maintain required margin cash deposits on short positions. Interest on such borrowings is charged to the Fund based on the LIBOR rate plus an agreed upon spread.

The Fund utilized cash borrowings from Goldman Sachs to meet required margin cash deposits as follows during the period ended February 29, 2012:

DAYS UTILIZED	AVERAGE DAILY BORROWINGS		WEIGHTED AVERAGE INTEREST RATE
301	AUD	87,575	5.02%
275	CAD	13,850	1.52%
212	EUR	42,950	1.41%
131	GBP	21,619	1.04%
88	HKD	66,689	0.75%
48	USD	156,904	0.61%

As of February 29, 2012, the Fund had no borrowings. Interest expense for the period ended February 29, 2012 totaled $12,895.

OTHER — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

2. INVESTMENT ADVISER AND OTHER SERVICES

Simple Alternatives, LLC (“Simple Alternatives” or the “Adviser”) serves as the Fund’s investment adviser. For its advisory services, the Adviser is entitled to receive a monthly fee from the Fund calculated at an annual rate of 2.75% of the Fund’s average daily net assets.

The Adviser has contractually agreed to forgo all or a portion of its advisory fee and/or reimburse expenses in a aggregate amount equal to the amount by which the total annual Fund operating expenses (other than acquired fund fees and expenses, short sale dividend expenses, brokerage commissions, litigation, extraordinary

S1 FUND

NOTES TO FINANCIAL STATEMENTS

FEBRUARY 29, 2012 (UNAUDITED) (CONTINUED)

items, interest or taxes) exceed 2.95% of the average daily net assets of the Fund’s I Shares and 3.20% of the average daily net assets of the Fund’s R Shares, respectively. This contractual limitation is in effect until at least December 31, 2012 and may not be terminated prior to December 31, 2012 without approval by the Company’s Board of Directors. If at any time during the first three years the Fund’s Advisory Agreement with the Adviser is in effect, the Fund’s total annual Fund operating expenses for that year are less than 2.95% or 3.20%, as applicable, the Adviser is entitled to reimbursement by the Fund of the advisory fees forgone and other payments remitted by the Adviser to the Fund during such three-year period if such reimbursement by the Fund does not cause the Fund to exceed existing expense limitations. For the period ended February 29, 2012, investment advisory fees accrued and waived were $752,552 and $220,004, respectively. At February 29, 2012, the amount of potential recovery by the Advisor was as follows:

EXPIRATION
2014	2015
$313,683	$220,004

Simple Alternatives has currently retained the services of Roaring Blue Lion Capital Management, LLC; Courage Capital Management, LLC; Cramer Rosenthal McGlynn, LLC; Lauren Templeton Capital Management, LLC; Maerisland Capital, LLC ; Starwood Real Estate Securities, LLC; and Trellus Management Co., LLC as sub-advisers (each a “Sub-Adviser”) of the Fund. Pursuant to sub-advisory agreements between the Adviser and each Sub-Adviser, each Sub-Adviser manages the investment and reinvestment of the portion of the Fund’s portfolio allocated to it by the Adviser. The Fund is not required to invest with any minimum number of Sub-Advisers, and does not have minimum or maximum limitations with respect to allocations of assets to any Sub-Adviser. The Sub-Advisers are compensated by the Adviser and not by the Fund.

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) serves as administrator for the Fund. For providing administrative and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of the Fund’s average daily net assets, subject to certain minimum monthly fees.

Included in the administration and accounting service fees, shown on the Statement of Operations, are fees for providing regulatory administration services to RBB. For providing these services, BNY Mellon is entitled to receive compensation as agreed to by the Company and BNY Mellon. This fee is allocated to each portfolio in proportion to its net assets of the Company. For the period ended February 29, 2012, BNY Mellon accrued administration and accounting fees totaling $93,372 and waived fees totaling $12,000.

In addition, BNY Mellon serves as the Fund’s transfer and dividend disbursing agent. For providing transfer agent services, BNY Mellon is entitled to receive out of pocket expenses.

The Bank of New York Mellon (the “Custodian”) succeeded PFPC Trust Company as the Fund’s custodian providing certain custodial services to the Fund. The Custodian is entitled to receive a monthly fee equal to an annual percentage rate of the Portfolio’s average daily net assets subject to certain minimum monthly fees and may receive out of pocket expenses.

S1 FUND

NOTES TO FINANCIAL STATEMENTS

FEBRUARY 29, 2012 (UNAUDITED) (CONTINUED)

BNY Mellon Distributors, LLC, formerly known as BNY Mellon Distributors, Inc., a member of BNY Mellon, serves as the principal underwriter and distributor of the Fund’s shares pursuant to a Distribution Agreement with RBB.

The Fund will not pay The Bank of New York Mellon Corporation or any of its members or BNY Mellon’s affiliates at a later time for any amounts waived or any amounts assumed.

3. DIRECTOR COMPENSATION

The Directors of the Company receive an annual retainer, meeting fees and reimbursement of out of pocket expenses for meetings attended. The remuneration paid to the Directors by the Fund during the period ended February 29, 2012 was $5,484. Certain employees of BNY Mellon are Officers of the Company. They are not compensated by the Fund or the Company.

4. INVESTMENT IN SECURITIES

For the period ended February 29, 2012, aggregate purchases and sales of investment securities (excluding short-term investments) of the Fund were as follows:

	PURCHASES	SALES
Investments in Non-U.S. Government Securities	$—	$193,882,249
Investments in U.S. Government Securities	155,908,962	1,279,480

5. CAPITAL SHARE TRANSACTIONS

As of February 29, 2012, the Fund has 100,000,000 shares of $0.001 par value common stock authorized for I Shares and 100,000,000 shares of $0.001 par value common stock authorized for R Shares.

6. FEDERAL INCOME TAX INFORMATION

The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

S1 FUND

NOTES TO FINANCIAL STATEMENTS

FEBRUARY 29, 2012 (UNAUDITED) (CONTINUED)

As of February 29, 2012, federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

FEDERAL TAX COST	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION
$48,502,514	$2,844,229	$(783,758)	$2,060,471

Distributions to shareholders from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

As of August 31, 2011 the components of distributable earnings on a tax basis were as follows:

UNDISTRIBUTED ORDINARY INCOME	UNDISTRIBUTED LONG-TERM GAINS	UNREALIZED DEPRECIATION
$—	$72	$(692,945)

The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term and foreign currency gains are reported as ordinary income for federal income tax purposes.

There were no dividends or distributions paid during the fiscal period ended August 31, 2011. Dividends from net investment income and short-term capital gains are treated as ordinary income dividends for federal income tax purposes.

Under federal tax law, foreign currency and capital losses realized after October 31 may be deferred and treated as having arisen on the first day of the following fiscal year. For the fiscal period ended August 31, 2011, the Fund did not incur a net post-October loss.

As of August 31, 2011, the Fund had no capital loss carryforwards.

On December 22, 2010, President Obama signed into law the Regulated Investment Company Modernization Act of 2010 (the “Act”). The Act updates certain tax rules applicable to regulated investment companies (“RICs”). The various provisions of the Act will generally be effective for RICs with taxable years beginning after December 22, 2010. Additional information regarding the impact of the Act on the Fund, if any, will be contained within the relevant sections of the notes to the financial statements for the fiscal year ending August 31, 2012.

7. NEW ACCOUNTING PRONOUNCEMENT

In May 2011, Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”).” ASU 2011-04 includes common requirements

S1 FUND

NOTES TO FINANCIAL STATEMENTS

FEBRUARY 29, 2012 (UNAUDITED) (CONCLUDED)

for measurement of and disclosure about fair value between U.S. GAAP and IFRS . ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. Management is currently evaluating the implications of ASU No. 2011-04 and its impact on the financial statements.

In December 2011, FASB issued ASU No. 2011-11, “Disclosures about Offsetting Assets and Liabilities”. ASU 2011-11 requires disclosures to make financial statements that are prepared under U.S. GAAP more comparable to those prepared under IFRS. The new disclosure requirements mandate that entities disclose both gross and net information about instruments and transactions eligible for offset in the statement of assets and liabilities as well as instruments and transactions subject to an agreement similar to a master netting arrangement. In addition, ASU 2011-11 requires disclosure of collateral received and posted in connection with master netting agreements or similar arrangements. New disclosures are required for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is evaluating the impact of ASU 2011-11 on the financial statements and disclosures.

8. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund though the date the financial statements were issued, and has determined that there was the following subsequent events:

The Bank of New York Mellon Corporation announced on November 28, 2011 that it had agreed to sell BNY Mellon Distributors LLC (the “Distributor”) and its four subsidiaries to Foreside Distributors, LLC, a subsidiary of Foreside Financial Group, LLC (the “Transaction”). The Transaction closed on March 31, 2012. Upon the closing of the Transaction, the Distributor became an indirect, wholly owned subsidiary of Foreside Financial Group, LLC and was renamed Foreside Funds Distributors LLC effective April 1, 2012.

S1 FUND

OTHER INFORMATION

(UNAUDITED)

PROXY VOTING

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (866) 882-1226 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULES

The Company files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) on Form N-Q. The Company’s Form N-Q is available on the SEC website at http://www.sec.gov and may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information on the operation of the SEC Public Reference Room may be obtained by calling (202) 551-8090.

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

Sub-Advisory Agreement with Maerisland Capital, LLC

As required by the Investment Company Act, the Board of Directors (the “Board”) of the Company, including all of the Directors who are not “interested persons” of the Company, as that term is defined in the Investment Company Act (the “Independent Directors”), considered the initial approval of the investment sub-advisory agreement between Simple Alternatives, LLC and Maerisland Capital, LLC (“Maerisland”)(the “Sub-Advisory Agreement”) with respect to the Fund at a meeting of the Board held on December 8, 2011. At the meeting, the Board, including all of the Independent Directors, approved the Sub-Advisory Agreement for an initial two-year term. The Board’s decision to approve the Sub-Advisory Agreement reflects the exercise of its business judgment with respect to Simple Alternative’s engagement of Maerisland to provide sub-advisory services to the Fund. In approving the Sub-Advisory Agreement, the Board considered information provided by Simple Alternatives and Maerisland with the assistance and advice of counsel to the Independent Directors and the Company.

In considering the approval of the Sub-Advisory Agreement between Simple Alternatives and Maerisland, the Board took into account all materials provided prior to and during the Meeting, the presentations made during the Meeting, and the discussions during the Meeting. Among other things, the Board considered (i) the nature, extent, and quality of services to be provided to the Fund by Maerisland; (ii) descriptions of the experience and qualifications of the personnel providing those services; (iii) Maerisland’s investment philosophies and processes; (iv) Maerisland’s assets under management and client descriptions; (v) Maerisland’s soft dollar commission and trade allocation policies, including information on the types of research and services obtained in connection with soft dollar commissions; (vi) Maerisland’s proposed advisory fee arrangements with the Advisor and other similarly managed clients; (vii) Maerisland’s compliance procedures; (viii) Maerisland’s financial information and insurance coverage; (ix) the extent to which economies of scale are relevant to the Fund; (x) the expected impact on the profitability of the Simple Alternatives; and (xi) performance information provided by Maerisland’s regarding similarly managed accounts.

S1 FUND

OTHER INFORMATION (CONCLUDED)

(UNAUDITED)

As part of their review, the Board considered the nature, extent and quality of the services to be provided by Maerisland. The Board concluded that Maerisland has substantial resources to provide services to the Fund. The Board also considered the sub-advisory fees payable to Maerisland under the proposed sub-advisory agreement. In this regard, the Board noted that the fees for Maerisland were payable by Simple Alternatives.

After reviewing the information regarding Maerisland’s costs, profitability and economies of scale, and after considering the services to be provided by Maerisland, the Board concluded that the investment advisory fees to be paid by Simple Alternatives to Maerisland were fair and reasonable, and that the Sub-Advisory Agreement should be approved for an initial period ending August 16, 2013.

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Investment Adviser

Simple Alternatives, LLC

90 Grove Street

Suite 205

Ridgefield, CT 06877

Administrator

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, DE 19809

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Principal Underwriter

Foreside Funds Distributors LLC

400 Berwyn Park

899 Cassatt Road

Berwyn, PA 19312

Custodian

The Bank of New York Mellon

One Wall Street

New York, NY 10286

Independent Registered Public Accounting Firm

Ernst & Young LLP

Two Commerce Square

2001 Market Street, Suite 4000

Philadelphia, PA 19103

Counsel

Drinker Biddle & Reath LLP

One Logan Square, Ste. 2000

Philadelphia, PA 19103-6996

S1 FUND

of THE RBB FUND, INC.

SEMI-ANNUAL REPORT

FEBRUARY 29, 2012

(UNAUDITED)

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Fund.

THE SCHNEIDER FUNDS

Semi-Annual Investment Adviser’s Report

February 29, 2012

(Unaudited)

Fellow Shareholder:

The semi-annual report for the Schneider Funds covers the six months ended February 29, 2012.

Investment Review

During the six-month period, the broad market Russell 3000 Index rose 13.2%. Improving macroeconomic data provided confirming evidence of durable, if modest, U.S. economic expansion. After a slow initial response by euro area policymakers to their challenges, it appears that actions in recent months have helped to stabilize Europe for the time being.

The Small Cap Value Fund returned 17.23% for the six-month period ended February 29, 2012. The Value Fund posted a 6.93% return during same period.

We believe the holdings in both Funds are very cheaply valued relative to the broad market and offer great potential for future earnings growth, compared to corporate America that in our opinion has already hit its full earnings power. We take a longer-term perspective and will continue to hold convictions that sometimes challenge consensus views but we believe should eventually be rewarded for their uncommon value.

The homebuilding industry is improving, in our view. Public homebuilders should mark 2012 as the beginning of their fundamental recovery as the necessary backdrop is beginning to be set for a housing rebound. Prices for non-distressed homes have stabilized and new home inventories are down over 70% from the 2006 peak. In addition, encouraging data relating to job creation, mortgage delinquencies, existing home inventories, homebuyer traffic, and consumer sentiment signal that the pieces are falling into place. We believe that record affordability, historic pent-up demand and improved confidence will entice consumers to come back into the market. The public homebuilders have tremendous operating leverage to any sustained uptick in demand. Despite a rally in the stocks during the period, valuations are cheap relative to medium-term earnings power.

Lagging performance for coal stocks has not diminished our enthusiasm or confidence in the investment case. Thermal coal demand and pricing will continue to face temporary headwinds from the fourth-warmest winter in the U.S. since recordkeeping began. The exceptionally mild weather contributed to unsustainably low natural gas prices, which in turn encouraged substantial coal-to-gas switching by electric utilities. At current valuations, we believe the stocks exhibit a compelling risk/reward profile. Global demand trends should continue to be favorable for thermal coal and we expect higher-cost coal miners in the U.S. to accelerate production cuts that should help inventories return to normal levels.

Bank valuations are very attractive. In three years, the banking system has gone from low capital ratios to near record highs. We expect the industry in 2012 to experience a third consecutive year of improving credit quality, and we look for loan growth to build momentum this year. Expense control will boost incremental earnings, and negative impacts associated with regulatory reform have been largely passed through to consumers. However, the zero-rate environment will continue to weigh on net margins and near-term earnings power.

Outlook

We believe the U.S. can have a decent year of economic growth as long as Europe muddles through in addressing their problems and does not erupt in a full-blown crisis. The euro area could begin to recover from recession late in the year in response to interest rate cuts and increased liquidity from the European Central Bank’s Long Term Refinancing Operation. New leaders in Italy, Spain and the European Central Bank should provide some momentum to decisively tackle this mess.

The U.S. private sector is fundamentally sound and should continue to demonstrate its natural resilience over the next several years. Many of the imbalances or excesses which led to the 2008 recession, such as consumer leverage and housing prices, have dissipated. The U.S. also entered 2012 with some favorable momentum. Most encouraging has been the modest improvement in labor and employment trends, as well as gains in consumer confidence and a stabilizing housing market. The investment case for the holdings in the Funds assumes a slow but sustained economic recovery.

On a cautious note, United States taxpayers face eight major tax increases in 2013, totaling a massive 3% of GDP. These levies include the temporary payroll tax holiday, four from the expiring 2001/2003 tax cuts and three scheduled Obamacare-related tax increases, one on income and two on investments. We hope the Supreme Court will throw out the entire health care bill and this entitlement the U.S.

1

THE SCHNEIDER FUNDS

Semi-Annual Investment Adviser’s Report (Continued)

February 29, 2012

(Unaudited)

cannot afford, in addition to the three tax hikes. Either five or all eight sizeable tax hikes next year would have a crippling effect on economic growth. The uncertainty surrounding tax policy would also erode consumer confidence once the breadth and size become more widely recognized later this year.

The U.S. faces a critical need to reduce future deficits, but the negative economic impact of austerity measures can be moderated if done properly. We saw successful examples of sound policy in both Canada and Southeast Asia in the 1990s, which focused on government spending cuts rather than tax increases.

Thank you for your interest and the confidence you have placed in us.

Arnold C. Schneider III, CFA

Portfolio Manager

Schneider Capital Management

Portfolio composition is subject to change. The current and future portfolio holdings of the Funds are subject to investment risks.

2

THE SCHNEIDER FUNDS

SCHNEIDER SMALL CAP VALUE FUND

Performance Data

February 29, 2012 (Unaudited)

Total Returns for the Periods Ended February 29, 2012
		Average Annual
	Six Months*	One Year	Five Years	Ten Years	Since Inception**
Schneider Small Cap Value	17.23%	-12.77%	-5.05%	9.16%	14.35%
Russell 2000® Value Index	11.81%	-2.72%	-0.36%	7.04%	8.77%
* Not annualized
** Inception date 9/2/98

The performance data quoted represents past performance. Past performance is not indicative of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher. Schneider Capital Management Company, the Fund’s investment adviser has contractually agreed to waive management fees and/or reimburse expenses through December 31, 2012, to the extent that total annual Fund operating expenses (excluding acquired fund fees and expenses, brokerage commissions, extraordinary items, interest and taxes) exceed 1.15%. Total returns shown include fee waivers and expense reimbursements, if any; total returns would have been lower had there been no waiver or reimbursement of fees and expenses in excess of expense limitations. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For performance data current to the most recent month-end, please call 1-888-520-3277. The Fund’s gross and net annual operating expenses, as stated in the current prospectus, are 1.40% and 1.15%, respectively. Shares of the Fund not purchased through reinvested dividends or capital gains and held less than one year are subject to a 1.75% redemption fee.

The Fund’s annualized total return since inception is based on an increase in net asset value from $10.00 per share on September 2, 1998 (inception) to $16.06 per share on February 29, 2012, adjusted for dividends and distributions totaling $29.52 per share paid from net investment income and realized gains.

Small company stocks are generally riskier than large company stocks due to greater volatility and less liquidity.

Value investing involves the risk that the Fund’s investment in companies whose securities are believed to be undervalued, relative to their underlying profitability, will not appreciate in value as anticipated.

3

THE SCHNEIDER FUNDS

SCHNEIDER VALUE FUND

Performance Data

February 29, 2012 (Unaudited)

Total Returns for the Periods Ended February 29, 2012
		Average Annual
	Six Months*	One Year	Five Years	Since Inception**
Schneider Value	6.93%	-14.10%	-7.95%	7.14%
Russell 1000® Value Index	12.84%	2.18%	-1.08%	7.89%

* Not annualized
** Inception date 9/30/02

The performance data quoted represents past performance. Past performance is not indicative of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher. Schneider Capital Management Company, the Fund’s investment adviser, has contractually agreed to waive management fees and/or reimburse expenses through December 31, 2012, to the extent that total annual fund operating expenses (excluding acquired fund fees and expenses, brokerage commissions, extraordinary items, interest and taxes) exceed 0.90%. Total returns shown include fee waivers and expense reimbursements, if any; total returns would have been lower had there been no waiver or reimbursement of fees and expenses in excess of expense limitations. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For performance data current to the most recent month-end, please call 1-888-520-3277. The Fund’s gross and net annual operating expenses, as stated in the current prospectus, are 1.07% and 0.90%, respectively. Shares of the Fund not purchased through reinvested dividends or capital gains and held less than 90 days are subject to a 1.00% redemption fee.

The Fund’s aggregate total return since inception is based on an increase in net asset value from $10.00 per share on September 30, 2002 (inception) to $13.30 per share on February 29, 2012, adjusted for dividends and distributions totaling $6.53 per share paid from net investment income and realized gains.

Value investing involves the risk that the Fund’s investment in companies whose securities are believed to be undervalued, relative to their underlying profitability, will not appreciate in value as anticipated.

4

THE SCHNEIDER FUNDS

Fund Expense Examples

(Unaudited)

As a shareholder of the Fund(s), you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund(s) and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six months from September 1, 2011 through February 29, 2012, and held for the entire period.

Actual Expenses

The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Schneider Small Cap Value Fund
	Beginning Account Value September 1, 2011	Ending Account Value February 29, 2012	Expenses Paid During Period*
Actual	$1,000.00	$1,172.27	$6.21
Hypothetical (5% return before expenses)	1,000.00	1,019.14	5.77

	Schneider Value Fund
	Beginning Account Value September 1, 2011	Ending Account Value February 29, 2012	Expenses Paid During Period*
Actual	$1,000.00	$1,069.32	$4.63
Hypothetical (5% return before expenses)	1,000.00	1,020.39	4.52

*	Expenses are equal to an annualized six-month expense ratio of 1.15% for the Schneider Small Cap Value Fund and 0.90% for the Schneider Value Fund, which includes waived fees or reimbursed expenses, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 366 to reflect the one-half year period. The Fund’s ending account values on the first line in each table are based on the actual six-month total return for each Fund of 17.23% for the Schneider Small Cap Value Fund and 6.93% for the Schneider Value Fund.

5

THE SCHNEIDER FUNDS

SCHNEIDER SMALL CAP VALUE FUND

Portfolio Holdings Summary Table

February 29, 2012

(Unaudited)

The following table presents a summary by sector of the portfolio holdings of the Fund:

	% of Net Assets	Value
Common Stocks:
Banks	20.5%	$15,094,740
Home Builders	9.8	7,249,418
Coal	9.8	7,190,559
Commercial Services	6.2	4,533,882
Savings & Loans	5.5	4,061,135
Real Estate Investment Trusts	5.4	3,971,531
Semiconductors	4.0	2,975,623
Insurance	3.3	2,428,265
Healthcare - Services	2.9	2,113,580
Retail	2.7	1,996,697
Industrial	2.4	1,794,264
Real Estate	2.4	1,769,985
Chemicals	2.4	1,728,189
Internet	2.1	1,553,366
Computers	1.9	1,396,688
Oil & Gas	1.8	1,316,755
Software	1.5	1,088,916
Telecommunications	1.5	1,083,788
Apparel	1.4	1,042,894
Machinery - Diversified	1.4	1,017,218
Auto Manufacturers	1.2	902,448
Building Materials	1.1	816,705
Office Products	1.1	770,106
Electronics	0.9	668,425
Aerospace & Defense	0.8	620,201
Food	0.5	357,192
Electric	0.4	298,204
Metals Fabricating	0.1	104,788
Securities Lending Collateral	11.0	8,130,117
Corporate Bonds	1.2	896,379
Exchange Traded Fund	0.6	409,647
Liabilities In Excess of Other Assets	(7.8)	(5,739,639)

NET ASSETS	100.0%	$73,642,066

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

6

THE SCHNEIDER FUNDS

SCHNEIDER VALUE FUND

Portfolio Holdings Summary Table

February 29, 2012

(Unaudited)

The following table presents a summary by sector of the portfolio holdings of the Fund:

	% of Net Assets	Value
Common Stocks:
Banks	22.8%	$14,174,387
Coal	12.3	7,684,526
Insurance	11.7	7,259,161
Home Builders	9.4	5,880,806
Telecommunications	6.5	4,021,426
Oil & Gas	6.2	3,838,210
Electric	3.3	2,043,697
Automobile Parts & Equipment	3.0	1,872,273
Health Care - Services	3.0	1,852,350
Automobile Manufacturers	2.9	1,834,392
Lodging	2.5	1,566,884
Computers	2.5	1,541,534
Aerospace & Defense	2.4	1,482,885
Electronics	2.0	1,276,454
Leisure Time	1.9	1,208,874
Real Estate Investment Trusts	1.8	1,146,683
Commercial Services	1.7	1,061,713
Semiconductors	0.9	593,332
Retail	0.7	413,662
Chemicals	0.2	103,200
Securities Lending Collateral	7.0	4,388,531
Exchange Traded Fund	1.0	611,431
Liabilities In Excess of Other Assets	(5.7)	(3,575,227)

NET ASSETS	100.0%	$62,281,184

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

7

THE SCHNEIDER FUNDS

SCHNEIDER SMALL CAP VALUE FUND

Portfolio of Investments

February 29, 2012

(Unaudited)

	Shares	Value
COMMON STOCKS — 95.0%
Aerospace & Defense — 0.8%
AAR Corp.	20,300	$447,614
BE Aerospace, Inc. *	3,765	172,587

		620,201

Apparel — 1.4%
Barry (R.G.) Corp.	74,599	1,042,894

Auto Manufacturers — 1.2%
Navistar International Corp. *	21,600	902,448

Banks — 20.5%
Citizens Republic Bancorp, Inc. *	109,196	1,494,893
First Bancorp *	466,824	1,806,609
First Horizon National Corp.	358,465	3,369,571
Hanmi Financial Corp. *	83,312	722,315
MainSource Financial Group, Inc.	150,217	1,523,200
Popular Inc. *	652,185	1,239,152
Regions Financial Corp.	805,895	4,641,955
Southwest Bancorp, Inc. *	10,275	87,954
Yadkin Valley Financial Corp.	101,010	209,091

		15,094,740

Building Materials — 1.1%
Builders FirstSource, Inc. *	89,719	271,849
Norbord, Inc. *	51,450	544,856

		816,705

Chemicals — 2.4%
A. Schulman, Inc.	37,520	969,517
Ferro Corp. *	32,585	180,847
Spartech Corp. *	99,625	577,825

		1,728,189

Coal — 9.8%
Arch Coal, Inc. (a)	277,099	3,760,233
Cloud Peak Energy, Inc. *	193,585	3,430,326

		7,190,559

Commercial Services — 6.2%
Aegean Marine Petroleum Network, Inc.	102,835	723,958
Hudson Highland Group, Inc. *	471,140	2,105,996
Insperity, Inc.	23,121	696,636

	Shares	Value
Commercial Services — (Continued)
Monster Worldwide, Inc. *	83,372	$578,602
PHH Corp. *	31,475	428,690

		4,533,882

Computers — 1.9%
Insight Enterprises, Inc. *	34,105	712,795
Xyratex Ltd.	39,947	683,893

		1,396,688

Electric — 0.4%
GenOn Energy, Inc. *	121,221	298,204

Electronics — 0.9%
Pulse Electronics, Inc.	217,021	668,425

Food — 0.5%
Sanderson Farms, Inc. (a)	7,260	357,192

Healthcare - Services — 2.9%
Emeritus Corp. *	88,111	1,626,529
Five Star Quality Care, Inc. *	137,585	487,051

		2,113,580

Home Builders — 9.8%
KB Home (a)	241,780	2,761,128
Meritage Homes Corp. *	173,360	4,488,290

		7,249,418

Industrial — 2.4%
FreightCar America, Inc.	64,892	1,794,264

Insurance — 3.3%
Assured Guaranty Ltd.	39,365	661,332
Axis Capital Holdings Ltd.	57,275	1,766,933

		2,428,265

Internet — 2.1%
ICG Group, Inc. *	54,476	472,307
ModusLink Global Solutions, Inc.	194,435	1,081,059

		1,553,366

Machinery - Diversified — 1.4%
Flow International Corp. *	75,178	300,712
Terex Corp. *	28,220	716,506

		1,017,218

The accompanying notes are an integral part of the financial statements.

8

THE SCHNEIDER FUNDS

SCHNEIDER SMALL CAP VALUE FUND

Portfolio of Investments (Continued)

February 29, 2012

(Unaudited)

	Shares	Value
Metals Fabricating — 0.1%
RTI International Metals, Inc. *	4,649	$104,788

Office Products — 1.1%
OfficeMax, Inc. *	137,519	770,106

Oil & Gas — 1.8%
Penn Virginia Corp.	123,450	603,671
Willbros Group, Inc *	169,782	713,084

		1,316,755

Real Estate — 2.4%
Forestar Group, Inc. *	68,238	1,070,654
Thomas Properties Group, Inc.	162,635	699,331

		1,769,985

Real Estate Investment Trusts — 5.4%
FelCor Lodging Trust, Inc. *	264,281	1,014,839
NorthStar Realty Finance Corp. (a)	270,205	1,442,895
Redwood Trust, Inc.	51,190	592,268
Strategic Hotels & Resorts, Inc. *	147,918	921,529

		3,971,531

Retail — 2.7%
Brown Shoe Co., Inc. (a)	78,675	848,117
MarineMax, Inc. *	142,151	1,148,580

		1,996,697

Savings & Loans — 5.5%
First Financial Holdings, Inc.	128,965	1,258,698
Flagstar Bancorp, Inc. *	3,000,199	2,162,843
HomeStreet, Inc. *	12,125	639,594

		4,061,135

Semiconductors — 4.0%
ATMI , Inc. *	57,869	1,274,854
Axcelis Technologies, Inc. *	244,648	406,115
Magnachip Semiconductor Corp. *	82,465	954,945
MEMC Electronic Materials, Inc. *	86,440	339,709

		2,975,623

Software — 1.5%
Take-Two Interactive Software, Inc. *	70,480	1,088,916

	Shares	Value
Telecommunications — 1.5%
Aviat Networks, Inc. *	412,087	$1,083,788

TOTAL COMMON STOCKS (Cost $58,965,953)		69,945,562

	Par (000)
CORPORATE BONDS — 1.2%
LandAmerica Financial Group, Inc. CONV ‡
3.25%, 05/15/34	74	16,751
Northstar Realty Finance Corp. ^ CONV
7.50%, 03/15/31	358	348,155
RAIT Financial Trust CONV
7.00%, 04/01/31	598	531,473

TOTAL CORPORATE BONDS (Cost $956,000)		896,379

	Shares
EXCHANGE TRADED FUND — 0.6%
Finance — 0.6%
iShares Russell 2000 Value Index Fund	5,764	409,647

TOTAL EXCHANGE TRADED FUND (Cost $401,472)		409,647

SECURITIES LENDING COLLATERAL — 11.0%
BlackRock Liquidity Fund	8,130,117	8,130,117

TOTAL SECURITIES LENDING COLLATERAL (Cost $8,130,117)		8,130,117

TOTAL INVESTMENTS — 107.8% (Cost $68,453,542)		$79,381,705

LIABILITIES IN EXCESS OF OTHER ASSETS — (7.8)%		(5,739,639)

NET ASSETS — 100.0%		$73,642,066

*	Non-income producing.
(a)	All or a portion of the security is on loan. At February 29, 2012, the market value of securities on loan was $7,774,587.

The accompanying notes are an integral part of the financial statements.

9

THE SCHNEIDER FUNDS

SCHNEIDER SMALL CAP VALUE FUND

Portfolio of Investments (Concluded)

February 29, 2012

(Unaudited)

‡	Holding in default resolution. Value has been determined in good faith by or under the direction of The RBB Fund, Inc’s Board of Directors to be the estimated value of the future payouts under the default resolution. As of February 29, 2012, this holding amounted to $16,751 or 0.0% of net assets and is deemed illiquid by the portfolio manager pursuant to the Fund’s policies and procedures.
^	Security was purchased pursuant to Rule 144A under Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. As of February 29, 2012, this security amounted to $348,155 or 0.5% of net assets.
CONV	Convertible

The accompanying notes are an integral part of the financial statements.

10

THE SCHNEIDER FUNDS

SCHNEIDER VALUE FUND

Portfolio of Investments

February 29, 2012

(Unaudited)

	Shares	Value
COMMON STOCKS — 97.7%
Aerospace & Defense — 2.4%
Boeing Co. (The)	19,785	$1,482,885

Automobile Manufacturers — 2.9%
Navistar International Corp. *	43,906	1,834,392

Automobile Parts & Equipment — 3.0%
Magna International, Inc.	39,350	1,872,273

Banks — 22.8%
Huntington Bancshares, Inc.	122,755	717,503
JPMorgan Chase & Co.	82,225	3,226,509
PNC Financial Services Group, Inc.	26,873	1,599,481
Regions Financial Corp.	279,835	1,611,850
SunTrust Banks, Inc.	167,669	3,849,680
Wells Fargo & Co.	101,290	3,169,364

		14,174,387

Chemicals — 0.2%
LyondellBasell Industries NV	2,390	103,200

Coal — 12.3%
Arch Coal, Inc. (a)	231,845	3,146,137
Consol Energy, Inc.	46,360	1,660,615
Peabody Energy Corp.	82,505	2,877,774

		7,684,526

Commercial Services — 1.7%
Aegean Marine Petroleum Network, Inc.	78,952	555,822
Monster Worldwide, Inc. *	72,895	505,891

		1,061,713

Computers — 2.5%
Dell, Inc. *	89,106	1,541,534

Electric — 3.3%
FirstEnergy Corp.	20,696	916,626
GenOn Energy, Inc. *	458,159	1,127,071

		2,043,697

Electronics — 2.0%
Avnet, Inc. *	35,715	1,276,454

Health Care - Services — 3.0%
Brookdale Senior Living, Inc. *	99,375	1,852,350

	Shares	Value
Home Builders — 9.4%
KB Home (a)	90,395	$1,032,311
NVR, Inc. *	4,124	2,853,808
Toll Brothers, Inc. *	85,025	1,994,687

		5,880,806

Insurance — 11.7%
ACE Ltd.	33,225	2,382,565
Allstate Corp., (The)	45,800	1,439,494
Assured Guaranty Ltd.	87,776	1,474,637
Brown & Brown, Inc.	10,002	236,347
Genworth Financial, Inc., Class A *	29,585	268,928
RenaissanceRe Holdings, Ltd.	20,250	1,457,190

		7,259,161

Leisure Time — 1.9%
Carnival Corp.	39,910	1,208,874

Lodging — 2.5%
Marriott International, Inc., Class A	23,775	838,782
Orient-Express Hotels, Ltd., Class A *	73,620	728,102

		1,566,884

Oil & Gas — 6.2%
BP PLC, SP ADR	29,550	1,393,578
Chesapeake Energy Corp.	37,341	933,525
EQT Corp.	12,221	647,957
Valero Energy Corp.	35,245	863,150

		3,838,210

Real Estate Investment Trusts — 1.8%
Sunstone Hotel Investors, Inc. *	127,693	1,146,683

Retail — 0.7%
J.C. Penney Co., Inc.	10,446	413,662

Semiconductors — 0.9%
MEMC Electronic Materials, Inc. *	150,975	593,332

Telecommunications — 6.5%
Cisco Systems, Inc.	202,285	4,021,426

TOTAL COMMON STOCKS (Cost $52,988,420)		60,856,449

The accompanying notes are an integral part of the financial statements.

11

THE SCHNEIDER FUNDS

SCHNEIDER VALUE FUND

Portfolio of Investments (Concluded)

February 29, 2012

(Unaudited)

	Shares	Value
EXCHANGE TRADED FUND — 1.0%
Finance — 1.0%
iShares Russell 1000 Value Index Fund	8,926	$611,431

TOTAL EXCHANGE TRADED FUND (Cost $581,403)		611,431

SECURITIES LENDING COLLATERAL — 7.0%
BlackRock Liquidity Fund	4,388,531	4,388,531

TOTAL SECURITIES LENDING COLLATERAL (Cost $4,388,531)		4,388,531

TOTAL INVESTMENTS — 105.7% (Cost $57,958,354)		65,856,411

LIABILITIES IN EXCESS OF OTHER ASSETS — (5.7)%		(3,575,227)

NET ASSETS — 100.0%		$62,281,184

*	Non-income producing.
(a)	All or a portion of the security is on loan. At February 29, 2012, market value of securities on loan was $4,178,448.
PLC	Public Liability Company
SP ADR	Sponsored American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

12

THE SCHNEIDER FUNDS

Statements of Assets & Liabilities

February 29, 2012

(Unaudited)

	Schneider Small Cap Value Fund	Schneider Value Fund
ASSETS
Investments, at value †^	$79,381,705	$65,856,411
Cash and cash equivalents	801,220	530,674
Receivables
Investments sold	2,670,883	339,653
Capital shares sold	30,500	—
Dividends and interest	91,210	92,207
Prepaid expenses and other assets	16,236	19,542

Total assets	82,991,754	66,838,487

LIABILITIES
Payables
Securities lending collateral	8,130,117	4,388,531
Investments purchased	973,344	43,635
Capital shares redeemed	124,061	22,435
Investment adviser	42,375	19,888
Other accrued expenses and liabilities	79,791	82,814

Total liabilities	9,349,688	4,557,303

Net Assets	$73,642,066	$62,281,184

NET ASSETS CONSIST OF
Par value	$4,585	$4,684
Paid-in capital	72,455,556	194,648,323
Undistributed/accumulated net investment income(loss)	(224,636)	169,466
Accumulated net realized loss from investments	(9,521,602)	(140,439,346)
Net unrealized appreciation on investments	10,928,163	7,898,057

Net Assets	$73,642,066	$62,281,184

Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	4,585,400	4,683,766

Net asset value, offering and redemption price per share	$16.06	$13.30

†Investment in securities, at cost	$68,453,542	$57,958,354

^Includes market value of securities on loan	$7,774,587	$4,178,448

The accompanying notes are an integral part of the financial statements.

13

THE SCHNEIDER FUNDS

Statements of Operations

For the Six Months Ended February 29, 2012

(Unaudited)

	Schneider Small Cap Value Fund	Schneider Value Fund
Investment Income
Dividends†	$119,534	$438,066
Securities Lending Income	6,966	3,607
Interest	34,592	195

Total investment income	161,092	441,868

Expenses
Advisory fees	335,321	211,781
Administration and accounting fees	61,479	60,245
Transfer agent fees	30,793	27,668
Professional fees	21,819	22,010
Custodian fees	16,571	14,839
Directors’ and officers’ fees	12,515	11,810
Registration and filing fees	10,382	7,205
Printing and shareholder reporting fees	9,561	8,963
Insurance fees	4,028	3,972
Other expenses	1,573	1,670

Total expenses before waivers and reimbursements	504,042	370,163
Less: waivers and reimbursements	(118,314)	(97,764)

Net expenses after waivers and reimbursements	385,728	272,399

Net investment income/(loss)	(224,636)	169,469

Net realized and unrealized gain/(loss) from investments
Net realized gain from:
Investments	229,032	(551,914)
Net change in unrealized appreciation/(depreciation) on:
Investments	11,088,505	3,936,654

Net realized and unrealized gain/(loss) on investments	11,317,537	3,384,740

Net increase in net assets resulting from operations	$11,092,901	$3,554,209

†Net of foreign withholding taxes of	$—	$(1,592)

The accompanying notes are an integral part of the financial statements.

14

THE SCHNEIDER FUNDS

SCHNEIDER SMALL CAP VALUE FUND

Statement of Changes in Net Assets

	For the Six Months Ended February 29, 2012 (Unaudited)	For the Year Ended August 31, 2011
Increase/(decrease) in net assets from operations:
Net investment loss	$(224,636)	$(295,329)
Net realized gain from investments	229,032	14,670,146
Net change in unrealized appreciation/(depreciation) from investments	11,088,505	(10,168,324)

Net increase in net assets resulting from operations	11,092,901	4,206,493

Capital transactions:
Proceeds from shares sold	1,994,153	10,426,285
Redemption fees *	11,363	38,347
Shares redeemed	(9,154,754)	(18,215,631)

Net decrease in net assets from capital share transactions	(7,149,238)	(7,750,999)

Total increase/(decrease) in net assets	3,943,663	(3,544,506)

Net assets:
Beginning of period	69,698,403	73,242,909

End of period	$73,642,066	$69,698,403

Undistributed net investment loss, end of period	$(224,636)	$—

Share transactions:
Shares sold	145,219	611,631
Shares redeemed	(646,732)	(1,078,301)

Total share transactions	(501,513)	(466,670)

*	There is a 1.75% redemption fee on shares redeemed which have been held less than one year in the Schneider Small Cap Value Fund. The redemption fees are retained by the Fund for the benefit of the remaining shareholders and recorded as paid-in capital.

The accompanying notes are an integral part of the financial statements.

15

THE SCHNEIDER FUNDS

SCHNEIDER VALUE FUND

Statement of Changes in Net Assets

	For the Six Months Ended February 29, 2012 (Unaudited)	For the Year Ended August 31, 2011
Increase/(decrease) in net assets from operations:
Net investment income	$169,469	$296,013
Net realized gain/(loss) from investments	(551,914)	6,786,123
Net change in unrealized appreciation from investments	3,936,654	4,076,106

Net increase in net assets resulting from operations	3,554,209	11,158,242

Dividends and distributions to shareholders from:
Net investment income	(296,010)	(632,891)

Net decrease in net assets from dividends and distributions to shareholders	(296,010)	(632,891)

Capital transactions:
Proceeds from shares sold	962,405	6,780,726
Reinvestment of distributions	286,585	547,560
Redemption fees *	—	694
Shares redeemed	(10,165,733)	(48,867,458)

Net decrease in net assets from capital share transactions	(8,916,743)	(41,538,478)

Total decrease in net assets	(5,658,544)	(31,013,127)

Net assets:
Beginning of period	67,939,728	98,952,855

End of period	$62,281,184	$67,939,728

Undistributed net investment income, end of period	$169,466	$296,007

Share transactions:
Shares sold	77,083	469,105
Shares reinvested	24,042	38,807
Shares redeemed	(852,643)	(3,514,120)

Total share transactions	(751,518)	(3,006,208)

*	There is a 1.00% redemption fee on shares redeemed which have been held less than 90 days in the Schneider Value Fund. The redemption fees are retained by the Fund for the benefit of the remaining shareholders and recorded as paid-in capital.

The accompanying notes are an integral part of the financial statements.

16

THE SCHNEIDER FUNDS

SCHNEIDER SMALL CAP VALUE FUND

Financial Highlights

Contained below is per share operating performance data for a share outstanding during each period, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	For the Six Months Ended February 29, 2012 (Unaudited)
			For the Years Ended August 31,
			2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$13.70		$13.19	$12.34	$14.54	$19.06	$21.96

Net investment income/(loss)	(0.05)		(0.06)	(0.11)	0.12	0.16	0.43
Net realized and unrealized gain/(loss) on investments and foreign currency transactions	2.41		0.56	1.01	(2.20)	(3.81)	0.15

Net increase/(decrease) in net assets resulting from operations	2.36		0.50	0.90	(2.08)	(3.65)	0.58

Dividends and distributions to shareholders from:
Net investment income	—		—	(0.07)	(0.18)	(0.32)	(0.20)
Net realized capital gains	—		—	—	— †	(0.55)	(3.28)

Total dividends and distributions to shareholders	—		—	(0.07)	(0.18)	(0.87)	(3.48)

Redemption fees	—	†	0.01	0.02	0.06	— †	— †

Net asset value, end of period	$16.06		$13.70	$13.19	$12.34	$14.54	$19.06

Total investment return(1)	17.23	%(2)	3.87%	7.48%	(13.20)%	(19.78)%	0.72%

Ratio/Supplemental Data
Net assets, end of period (000’s omitted)	$73,642		$69,698	$73,243	$98,283	$91,691	$101,052
Ratio of expenses to average net assets(3)	1.15	%(4)	1.15%	1.15%	1.14%	1.10%	1.10%
Ratio of expenses to average net assets without waivers and expense reimbursements	1.50	%(4)	1.40%	1.43%	1.42%	1.49%	1.50%
Ratio of net investment income/(loss) to average net assets(3)	(0.67	)%(4)	(0.33)%	(0.65)%	0.97%	0.92%	1.81%
Portfolio turnover rate	33.18	%(2)	59.18%	83.39%	122.36%	116.34%	75.21%

†	Amount is less than $0.005 per share.
(1)	Total investment return is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.
(2)	Not annualized.
(3)	Reflects waivers and reimbursements.
(4)	Annualized.

The accompanying notes are an integral part of the financial statements.

17

THE SCHNEIDER FUNDS

SCHNEIDER VALUE FUND

Financial Highlights

Contained below is per share operating performance data for a share outstanding during each period, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	For the Six Months Ended February 29, 2012 (Unaudited)
			For the Years Ended August 31,
			2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$12.50		$11.72	$12.14	$16.37	$23.13	$21.16

Net investment income	0.04		0.07	0.08	0.34	0.37	0.14
Net realized and unrealized gain/(loss) from investments and foreign currency transactions	0.82		0.80	(0.23)	(4.14)	(5.89)	2.99

Net increase/(decrease) in net assets resulting from operations	0.86		0.87	(0.15)	(3.80)	(5.52)	3.13

Dividends and distributions to shareholders from:
Net investment income	(0.06)		(0.09)	(0.27)	(0.43)	(0.14)	(0.08)
Net realized capital gains	—		—	—	—	(1.10)	(1.08)

Total dividends and distributions to shareholders	(0.06)		(0.09)	(0.27)	(0.43)	(1.24)	(1.16)

Redemption fees	—		— †	— †	— †	— †	— †

Net asset value, end of period	$13.30		$12.50	$11.72	$12.14	$16.37	$23.13

Total investment return(1)	6.93	%(2)	7.35%	(1.30)%	(22.06)%	(25.05)%	14.88%

Ratio/Supplemental Data
Net assets, end of period (000’s omitted)	$62,281		$67,940	$98,953	$118,467	$225,036	$364,793
Ratio of expenses to average net assets(3)	0.90	%(4)	0.90%	0.90%	0.88%	0.85%	0.85%
Ratio of expenses to average net assets without waivers and expense reimbursements	1.22	%(4)	1.07%	1.03%	1.14%	1.09%	1.12%
Ratio of net investment income to average net assets(3)	0.56	%(4)	0.31%	0.52%	2.24%	1.61%	0.77%
Portfolio turnover rate	24.71	%(2)	67.80%	79.30%	107.13%	101.98%	131.75%

†	Amount is less than $0.005 per share.
(1)	Total investment return is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.
(2)	Not annualized.
(3)	Reflects waivers and reimbursements.
(4)	Annualized.

The accompanying notes are an integral part of the financial statements.

18

THE SCHNEIDER FUNDS

Notes to Financial Statements

February 29, 2012 (Unaudited)

1.	Organization and Significant Accounting Policies

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. RBB is a “series fund,” which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has nineteen active investment portfolios, including the Schneider Small Cap Value Fund (the “Small Cap Value Fund”) and the Schneider Value Fund (the “Value Fund”) (each a “Fund,” collectively the “Funds”), which commenced investment operations on September 2, 1998 and September 30, 2002, respectively. As of the date hereof, each Fund offers Institutional Class shares.

RBB has authorized capital of one hundred billion shares of common stock of which 80.373 billion shares are currently classified into one hundred and forty classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio.

PORTFOLIO VALUATION — Each Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Funds are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed Income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed Income securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use Fair Value Pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FAIR VALUE MEASUREMENT — The inputs and valuations techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

• Level 1 –	quoted prices in active markets for identical securities;

• Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

• Level 3 –	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

19

THE SCHNEIDER FUNDS

Notes to Financial Statements (Continued)

February 29, 2012 (Unaudited)

The following summary of the inputs used, as of February 29, 2012, in valuing the Small Cap Value Funds’ investments carried at fair value:

Schneider Small Cap Value Fund

	Total Value as of February 29, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$69,945,562	$69,945,562	$—	$—
Corporate Bonds	896,379	—	879,628	16,751
Exchange Traded Fund	409,647	409,647	—	—
Securities Lending Collateral	8,130,117	—	8,130,117	—

Total	$79,381,705	$70,355,209	$9,009,745	$16,751

*	Please refer to the Portfolio of Investments for industry and security type breakouts.

The following is a summary of the inputs used, as of February 29, 2012, in valuing the Value Fund’s net assets carried at fair value:

Schneider Value Fund

	Total Value as of February 29, 2012	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$60,856,449	$60,856,449	$—	$—
Exchange Traded Fund	611,431	611,431	—	—
Securities Lending Collateral	4,388,531	—	4,388,531	—

Total	$65,856,411	$61,467,880	$4,388,531	$—

*	Please refer to the Portfolio of Investments for industry and security type breakouts.

The following is a reconciliation of the Small Cap Value Funds’ Level 3 investments for which significant unobservable inputs were used to determine fair value.

Schneider Small Cap Value Fund

	Total Investments	Common Stock	Preferred Stock	Corporate Bonds
Balance as of August 31, 2011	$9,624	$—	$—	$9,624
Accrued discounts/premiums realized gain/(loss)	45,812	—	—	45,812
Change in unrealized appreciation (depreciation)	7,366	—	—	7,366
Purchases	—	—	—	—

20

THE SCHNEIDER FUNDS

Notes to Financial Statements (Continued)

February 29, 2012 (Unaudited)

Schneider Small Cap Value Fund (Continued)

	Total Investments	Common Stock	Preferred Stock	Corporate Bonds
Sales	$(46,051)	$—	$—	$(46,051)
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	—	—	—

Balance as of February 29, 2012	$16,751	$—	$—	$16,751

The change in unrealized appreciation (depreciation) related to investments still held at February 29, 2012 for the Small Cap Value Fund was $7,366.

Bonds that are priced using quotes derived from implied values, indicative bids, or a limited amount of actual trades are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable.

Investments designated as Level 3 may include assets valued using quotes or indications furnished by brokers which are based on models or estimates and may not be executable prices. In light of the developing market conditions, Schneider Capital Management Company continues to search for observable data points and evaluate broker quotes and indications received for portfolio investments. Determination of fair values is uncertain because it involves subjective judgments and estimates not easily substantiated by auditing procedures.

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For the six months ended February 29, 2012, there were no transfers between Levels 1, 2 and 3 for the Small Cap Value Fund. There were no transfers between Levels 1, 2 and 3 for the Value Fund.

USE OF ESTIMATES — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be significant.

21

THE SCHNEIDER FUNDS

Notes to Financial Statements (Continued)

February 29, 2012 (Unaudited)

INVESTMENT TRANSACTIONS, INVESTMENT INCOME, AND EXPENSES — Transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Each Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Expenses incurred on behalf of a specific class, fund or fund family of the Company are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all of the RBB funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of RBB, or in such other manner as the Board of Directors deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the NAV of the Funds.

FOREIGN CURRENCY TRANSLATION — Foreign securities and other foreign assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. The books and records of the Funds are maintained in U.S. dollars. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement dates of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates, between the date income is accrued and paid, is treated as a gain or loss on foreign currency.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income and distributions from net realized capital gains, if any, are declared, recorded on the ex-dividend date and paid at least annually to shareholders. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. generally accepted accounting principles (“U.S. GAAP”).

U.S. TAX STATUS — No provision is made for U.S. income taxes as it is each Fund’s intention to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

CASH AND CASH EQUIVALENTS — The Funds consider liquid assets deposited into a bank demand deposit account to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or purchase investments. Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

OTHER — In the normal course of business, the Funds may enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

2.	Investment Adviser and Other Services

Schneider Capital Management Company (“SCM” or the “Adviser”) serves as each Fund’s investment adviser. For its advisory services, SCM is entitled to receive 1.00% of the Small Cap Value Fund’s average daily net assets and 0.70% of the Value Fund’s average daily net assets, computed daily and payable monthly.

22

THE SCHNEIDER FUNDS

Notes to Financial Statements (Continued)

February 29, 2012 (Unaudited)

SCM has contractually agreed to waive its management fees and/or reimburse expenses to the extent that total annual operating expenses (excluding certain items discussed below) of the Small Cap Value Fund and the Value Fund exceed 1.15% and 0.90%, respectively. In determining SCM’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account: acquired fund fees and expenses, brokerage commissions, extraordinary items, interest and taxes. This contractual limitation is in effect until December 31, 2012 and may not be terminated without the approval of the Company’s Board of Directors. For the year ended February 29, 2012, investment advisory fees and waivers of expenses were as follows:

	Gross Advisory Fees	Waivers	Net Advisory Fees
Schneider Small Cap Value Fund	$335,321	$(118,314)	$217,007
Schneider Value Fund	211,781	(97,764)	114,017

The Funds will not pay SCM at a later time for any amounts it may waive or any amounts that SCM has assumed.

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) serves as administrator for the Funds. For providing administration and accounting services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of each Fund’s average daily net assets, and is subject to certain minimum monthly fees.

Included in the administration and accounting services fees and expenses, are fees for providing regulatory administration services to RBB. For providing these services, BNY Mellon is entitled to receive compensation as agreed to by the Company and BNY Mellon. This fee is allocated to each portfolio of the Company in proportion to its net assets of the Company.

In addition, BNY Mellon serves as the Funds’ transfer and dividend disbursing agent. For providing transfer agent services, BNY Mellon is entitled to receive a monthly fee equal to an annual percentage rate of each Fund’s average daily net assets, subject to certain minimum monthly fees.

The Bank of New York Mellon (the “Custodian”) serves as the Funds’ Custodian providing certain custodial services to the Funds. The Custodian is entitled to receive a monthly fee equal to an annual percentage rate of the Funds’ average daily net assets, subject to certain minimum monthly fees.

BNY Mellon Distributors LLC, formerly BNY Mellon Distributors Inc., serves as the principal underwriter and distributor of the Funds’ shares pursuant to a Distribution Agreement with RBB.

3.	Director Compensation

The Directors of the Company receive an annual retainer, meeting fees and reimbursement of out of pocket expenses for meetings attended. The aggregate remuneration paid to the Directors by the Funds during the six months ended February 29, 2012 was $12,288. Certain employees of BNY Mellon are Officers of the Company. They are not compensated by the Funds or the Company.

23

THE SCHNEIDER FUNDS

Notes to Financial Statements (Continued)

February 29, 2012 (Unaudited)

4.	Investment in Securities

For the six months ended February 29, 2012, aggregate purchases and sales of investment securities (excluding short-term investments) were as follows:

	Purchases	Sales
Schneider Small Cap Value Fund	$22,337,451	$31,354,285
Schneider Value Fund	15,023,277	24,633,764

5.	Federal Income Tax Information

The Funds have followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Funds to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. Each Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Funds are subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

As of February 29, 2012, federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Funds were as follows:

	Federal Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
Schneider Small Cap Value Fund	$68,453,542	$15,089,506	$(4,161,343)	$10,928,163
Schneider Value Fund	57,958,354	13,038,672	(5,140,615)	7,898,057

Distributions to shareholders from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

As of August 31, 2011, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Gains
Schneider Small Cap Value Fund	$—	$—
Schneider Value Fund	296,007	—

The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term and foreign currency gains are reportable as ordinary income for federal income tax purposes.

24

THE SCHNEIDER FUNDS

Notes to Financial Statements (Continued)

February 29, 2012 (Unaudited)

The tax character of dividends and distributions paid during the last two fiscal years were as follows:

		Ordinary Income	Long-Term Gains	Total
Schneider Small Cap Value Fund	2011	$—	$—	$—
	2010	543,270	—	543,270
Schneider Value Fund	2011	632,891	—	632,891
	2010	2,533,672	—	2,533,672

Dividends from net investment income and short-term capital gains are treated as ordinary income dividends for federal income tax purposes.

For federal income tax purposes, capital loss carryforwards are available to offset future capital gains. As of August 31, 2011, the Small Cap Value Fund and the Value Fund had capital loss carryforwards of $7,743,102 and $132,864,385, respectively, that will expire as follows:

	August 31, 2016	August 31, 2017	August 31, 2018	August 31, 2019	Total
Schneider Small Cap Value Fund	$—	$—	$7,743,102	$—	$7,743,102
Schneider Value Fund	11,810,397	75,945,572	42,948,995	2,159,421	132,864,385

Under federal tax law, foreign currency and capital losses realized after October 31 may be deferred and treated as having arisen on the first day of the following fiscal year. For the year ended August 31, 2011, the Value Fund incurred post-October capital losses of $735,212.

On December 22, 2010, President Obama signed into law the Regulated Investment Company Modernization Act of 2010 (the “Act”). The Act updates certain tax rules applicable to regulated investment companies (“RICs”). The various provisions of the Act will generally be effective for RICs with taxable years beginning after December 22, 2010. Additional information regarding the impact of the Act on the Funds, if any, will be contained within the relevant sections of the notes to the financial statements for the fiscal year ending August 31, 2012.

6.	Securities Lending

The Funds may make secured loans of their portfolio securities to brokers, dealers and other financial institutions to earn additional income and receive cash collateral equal to at least 102% of the current market value of the loaned securities, as marked to market each day that the NAV of the Funds is determined. The Funds will pay administrative and custodial fees in connection with the loan of securities. Collateral is invested in short-term investments and the Funds will bear the risk of loss of the invested collateral. Securities lending will expose the Funds to the risk of loss should a borrower default on its obligation to return the borrowed securities. The market value of the securities on loan and collateral as of February 29, 2012 and the income received for the year ended February 29, 2012 were as follows:

	Market Value of Securities Loaned	Market Value of Collateral	Income Received from Securities Lending
Schneider Small Cap Value Fund	$7,774,587	$8,130,117	$6,966
Schneider Value Fund	4,178,448	4,388,531	3,607

25

THE SCHNEIDER FUNDS

Notes to Financial Statements (Continued)

February 29, 2012 (Unaudited)

7.	New Accounting Pronouncement

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”)”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. Management is currently evaluating the implications of ASU No. 2011-04 and its impact on the financial statements.

In December 2011, FASB issued ASU No. 2011-11, “Disclosures about Offsetting Assets and Liabilities”. ASU No. 2011-11 requires disclosures to make financial statements that are prepared under U.S. GAAP more comparable to those prepared under IFRS’s. The new disclosure requirements mandate that entities disclose both gross and net information about instruments and transactions eligible for offset in the statement of assets and liabilities as well as instruments and transactions subject to an agreement similar to a master netting arrangement. In addition, ASU No. 2011-11 requires disclosure of collateral received and posted in connection with master netting agreements or similar arrangements. New disclosures are required for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is evaluating the impact of ASU No. 2011-11 on the financial statements and disclosures.

8.	Subsequent Event

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and have determined that there was the following subsequent event:

The Bank of New York Mellon Corporation announced on November 28, 2011 that it had agreed to sell BNY Mellon Distributors LLC (the “Distributor”) and its four subsidiaries to Foreside Distributors, LLC, a subsidiary of Foreside Financial Group, LLC (the “Transaction”). The Transaction closed on March 31, 2012. Upon the closing of the Transaction, the Distributor became an indirect, wholly owned subsidiary of Foreside Financial Group, LLC and was renamed Foreside Funds Distributors LLC effective April 1, 2012.

26

THE SCHNEIDER FUNDS

Other Information

(Unaudited)

Proxy Voting

Policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities as well as information regarding how the Funds voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (888) 520-3277 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Company files a complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) on Form N-Q. The Company’s Form N-Q is available on the SEC website at http://www.sec.gov and may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information on the operation of the SEC Public Reference Room may be obtained by calling (202) 551-8090.

27

Investment Adviser

Schneider Capital Management Company

460 E. Swedesford Road

Suite 1080

Wayne, PA 19087

Administrator

BNY Mellon Investment Servicing (US) Inc.

301 Bellevue Parkway

Wilmington, DE 19809

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Principal Underwriter

Foreside Funds Distributors LLC

400 Berwyn Park

899 Cassatt Road

Berwyn, PA 19312

Custodian

The Bank of New York Mellon

One Wall Street

New York, NY 10286

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Two Commerce Square, Suite 1700

2001 Market Street

Philadelphia, PA 19103-7042

Counsel

Drinker Biddle & Reath LLP

One Logan Square, Suite 2000

Philadelphia, PA 19103-6996

of The RBB Fund, Inc.

Schneider Small Cap Value Fund

Schneider Value Fund

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Funds.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The RBB Fund, Inc.

By (Signature and Title)*	/s/ Salvatore Faia
Salvatore Faia, President
(principal executive officer)

Date April 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Salvatore Faia
Salvatore Faia, President
(principal executive officer)

Date April 27, 2012

By (Signature and Title)*	/s/ Joel Weiss
Joel Weiss, Treasurer
(principal financial officer)

Date April 27, 2012

*	Print the name and title of each signing officer under his or her signature.